As filed with the SEC on April 5, 2019 .	Registration No. 333‑215544
Registration No. 811-05826

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 183
_____________

PRUCO LIFE
VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
(800) 778-2255
(Address and telephone number of principal executive offices)
_____________

Andrew Taktajian
Vice President and Corporate Counsel
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)

_____________

It is proposed that this filing will become effective (check appropriate space):

□ immediately upon filing pursuant to paragraph (b) of Rule 485
■ on May 1, 2019, pursuant to paragraph (b) of Rule 485
(date)
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on pursuant to paragraph (a)(1) of Rule 485
(date)
■ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A:

INFORMATION REQUIRED IN THE PROSPECTUS

PROSPECTUS
May 1, 2019

PruLife® SVUL Protector®
AN INDIVIDUAL, FLEXIBLE PREMIUM, SURVIVORSHIP, VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT ISSUED BY:
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102
TELEPHONE: (800) 944-8786

This prospectus describes the PruLife® SVUL Protector® survivorship variable universal life insurance Contract (the “Contract”) offered by Pruco Life Insurance Company ("Pruco Life", "us", "we", or "our"), a stock life insurance company. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing finances in a variable insurance product. Clients seeking information regarding their particular investment needs should contact a financial professional.
____________________________________________________________________________________________________________
Please read this prospectus before purchasing a PruLife® SVUL Protector® Contract and keep it for future reference. Capitalized terms used in this prospectus are defined where first used or in the section DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS.
You (the "Contract Owner") may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options of the Pruco Life Variable Universal Account (the "Separate Account" or “Account”). The Account offers a wide variety of Variable Investment Options from the firms listed below. A complete list of the available Funds is included in this prospectus.

• Advanced Series Trust	• MFS®
• American Funds®	• Neuberger Berman
• Dreyfus	• Prudential
• Fidelity® Investments	• TOPS – The Optimized Portfolio System®
• Franklin Templeton®
You may also choose to invest your Contract’s premiums and its earnings in the Fixed Rate Option, referred to as the “fixed investment option” in your Contract, which pays a guaranteed interest rate.
____________________________________________________________________________________________________________
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on our website (www. prudential.com/eprospectus), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by going to www.prudential.com/edelivery. You may elect to receive all future reports in paper free of charge by calling 877-778-5008.

In compliance with U.S. law, Pruco Life delivers this prospectus to Contract Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Contract Owners while outside of the United States.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined that this Contract is a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.
The Contract may be purchased through registered representatives located in banks and other financial institutions. Investment in a variable life insurance contract is subject to risk, including the possible loss of your money. An investment in PruLife® SVUL Protector® is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.

Appendix A: State Availability or Variations of Certain Features and Riders	i

The following summaries provide a brief overview of the more significant aspects of the Contract. We provide more complete and detailed information in the subsequent sections of this prospectus and in the statement of additional information and Contract.
SUMMARY OF THE CONTRACT AND CONTRACT BENEFITS
Brief Description of the Contract – PruLife® SVUL Protector® is a form of variable universal life insurance providing coverage on the lives of two insureds. A Death Benefit is paid upon the death of the surviving (second-to-die) insured person.
Some Contract forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states. See Appendix A, which is part of your prospectus, for state availability and a description of all material variations to features and riders that differ from the description contained in the prospectus. Some Contract forms, features, and/or Variable Investment Options described in this prospectus may not be available through all brokers. The Contract form number for this Contract is ICC17 SVUNLG-2017 or SVUNLG-2017. A state and/or other code may follow the form number. Your Contract's form number is located in the lower left hand corner of the first page of your Contract.
Types of Death Benefit – You may choose from three types of Death Benefit options. You may change from one Death Benefit type to another, subject to limitations and charges may apply.

•	Type A (fixed): the Death Benefit is generally the Basic Insurance Amount you chose.

•	Type B (variable): the Death Benefit is generally the Basic Insurance Amount plus the value of the Contract Fund.

•	Type C (return of premium): the Death Benefit is generally the Basic Insurance Amount plus the total premiums paid into the Contract and less any withdrawals.
Decreasing the Basic Insurance Amount – Subject to certain limitations and charges, you have the option of decreasing the Basic Insurance Amount after the Contract is issued .
Premium Payments – With certain exceptions, you choose the timing and the amount of premium payments.
Investment Choices – You may choose to allocate your net premiums and earnings to one or more of the available Variable Investment Options or our Fixed Rate Option. You may change the way in which subsequent premiums are allocated. You may transfer money among your investment choices, subject to restrictions. In addition, you may use our dollar cost averaging feature or our automatic rebalancing feature.
The Contract Fund – Your net premiums paid into the Contract are held in the Contract Fund, the value of which changes daily reflecting: (1) increases or decreases in the value of the Funds; (2) interest credited on any amounts allocated to the Fixed Rate Option; (3) interest credited on any loan; and (4) the daily asset charge for mortality and expense risks assessed against the Variable Investment Options. The Contract Fund value also changes to r eflect monthly deductions and any withdrawals .
Death Benefit Protection - The Contract includes at no additional cost a Limited No-Lapse Guarantee and a Rider to Provide Lapse Protection. These provide conditional guarantees that can keep your Contract in effect regardless of investment performance or Contract Fund value. The Limited No-lapse Guarantee can protect your Contract during the first 10 Contract years. The Rider to Provide Lapse Protection can protect your Contract starting in the 11st Contract year. Both are subject to requirements for maintaining the guarantees. The guarantees may not last for the period of time you wish to keep your Contract.
Loans – You may borrow money from us using your Contract as security for the loan. Interest charges will apply.
Withdrawals – Under certain circumstances and limitations, you may withdraw a part of the Contract's Cash Surrender Value without surrendering the Contract. Charges may apply.
Surrendering the Contract – A Contract may be surrendered for its Cash Surrender Value while at least one insured is living. Charges may apply.
Canceling the Contract (Right to Examine or “Free-Look”) – Generally, you may return the Contract for a refund within 10 days after you receive it (or within any longer period of time required by state law).
SUMMARY OF CONTRACT RISKS
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
Increase in Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Risks of Using the Contract as a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the

Contract is consistent with the purpose for which it is being considered.
Risk of Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charges and less any Contract Debt, is zero or less, unless it remains in force under the Limited No-Lapse Guarantee or Rider to Provide Lapse Protection. Your Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charges, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse and you could lose your insurance coverage.
Risks of Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Risks of Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. In addition, a loan from your Contract may have tax consequences.
Limitations on Transfers – Currently, we allow up to 20 transfers among the Variable Investment Options per calendar year. After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they bear an original signature in ink, are received in Good Order at a Service Office, and are sent to us by U.S. regular mail.
Only one transfer from the Fixed Rate Option is permitted during each Contract Year and the amount of the transfer is subject to strict limits.
Surrender of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance contract.

However, your Death Benefit could be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering purchasing this Contract to replace an existing contract, you should first consider other options. In some cases, if you require additional life insurance coverage, the benefits of your existing contract can be protected by increasing the insurance amount of your existing contract, if permitted, or by purchasing an additional contract. If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing a new Contract from us and you should consult with a tax adviser.
Our Ability to Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.
SUMMARY OF RISKS ASSOCIATED WITH THE VARIABLE INVESTMENT OPTIONS
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940.  Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund's prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.prudential.com/eprospectus or by calling 800-944-8786. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust ("AST"). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.
SUMMARY OF CHARGES AND EXPENSES
Expenses other than Fund Expenses
The following tables describe the maximum fees and expenses that you could pay when buying, owning, and surrendering the Contract. Generally, our current fees and expenses are lower than the maximum fees and expenses reflected in the following tables.
The first table describes maximum fees and expenses that we deduct from each premium payment, and maximum fees we charge for purchases, surrenders, transfers and other transactions, and certain riders.

Table 1: Transaction and Optional Rider Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Charge (load) on Premiums	Deducted from premium payments.	2.68%
Premium-Based Administrative Charge	Deducted from premium payments.	3.75%
Surrender Charge(1) (Minimum and maximum per $1,000 of Basic Insurance Amount.) _____________ Initial charge for a representative Contract Owner(2)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From $3.83 to $17.04(3) _____________ $7.68
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25
Withdrawal fee	Upon withdrawal.	$25
Basic Insurance Amount Decrease fee	Upon decrease in Basic Insurance Amount.	$25
Enhanced Cash Value Rider charge (per $1,000 of Basic Insurance Amount)	One-time charge applied on first month of processing.	$0.75
Overloan Protection Rider fee (percentage of the Contract Fund amount)	One-time charge upon exercising the rider benefit.	3.5%

(1)
The surrender charge amount per $1,000 varies based on the individual characteristics of the insureds, including issue age, sex, and underwriting classification, as well as Contract duration and the addition of optional riders. The maximum surrender charge amount per $1,000 applies in the first Contract Year to insureds age 55 and when both insureds are a smoker substandard class D or worse underwriting classification. The charge decreases to zero by the end of the 14th year.

(2)	Representative insureds are male age 55 and female age 55, both preferred best underwriting class, no riders or extras.

(3)	No optional riders have been added to the Contract.
The second table describes the maximum Contract fees and expenses that you will pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

Table 2: Periodic Contract and Optional Rider Charges Other Than the Funds’ Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance (“COI”) for the Basic Insurance Amount. Minimum and maximum charge per $1,000 of the Net Amount at Risk. _____________ Initial COI for a representative Contract Owner(4)	Monthly	From $.00001 to $83.34(1)(2)(3) _____________ $0.00072
Administrative charge for Basic Insurance Amount
Minimum and maximum charge
(charge per $1,000 of Basic Insurance Amount plus a flat fee).
_____________
Initial charge for a representative Contract Owner(4)
	Monthly	$0.04 to $5.07 plus $10(2)(8) _____________ $0.27 plus $10(9)
Mortality and Expense Risk charge (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.50%(5)
Additional mortality charge for risk associated with certain health conditions, occupations, avocations, or aviation risks. (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08(2)(6)
Estate Protection Rider charge(9) (charge per $1,000 of rider coverage amount) _____________ Initial charge for a representative Contract Owner(4)	Monthly	From $0.05001 to $29.88(1)(2) _____________ $0.0507

Net interest on loans(7)	Annually	1% for standard loans. 0.05% for preferred loans.

(1)	The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.

(2)
The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

(3)	The highest COI rate is charged for older Attained Ages with worse underwriting classifications.

(4)	Representative insureds are male age 55 and female age 55, both preferred best underwriting class, with a $1,000,000 Basic Insurance Amount.

(5)	The daily charge is based on the effective annual rate shown.

(6)	The amount and duration of the charge per $1,000 will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.

(7)
The net interest on loans reflects the net difference between a standard loan with an effective annual interest rate of 2% and an effective annual interest credit equal to 1%. Preferred loans are charged a lower effective annual interest rate.

(8)	The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.

(9)	Duration of the charge is limited.
Fund Expenses
This table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each of the Funds. Fund prospectuses are available at www.prudential.com/eprospectus or by calling 800-944-8786.

Total Annual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution [and/or service] (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.31%	1.20%
GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS
Pruco Life Insurance Company
Pruco Life Insurance Company ("Pruco Life", “us”, “we”, or “our”) is a stock life insurance company, organized on December 23, 1971, under the laws of the state of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. Our principal executive office is located at 213 Washington Street, Newark, New Jersey 07102.
The Pruco Life Variable Universal Account
We have established a Separate Account, the Pruco Life Variable Universal Account (the "Account" or the "Registrant") to hold the assets that are associated with the Contracts. The Account was established on April 17, 1989, under Arizona law and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "Separate Account" under the federal securities laws. The Account holds assets that are segregated from all of our other assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life conducts.
We are the legal owner of the assets in the Account. We will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Contracts. In addition to these assets, the Account's assets may include funds contributed by us to commence operation of the Account and may include accumulations of the charges we make against the Account. From time to time we will transfer capital contributions to our general account. We will consider any possible adverse impact the transfer might have on the Account before making any such transfer.
Income, gains and losses credited to, or charged against, the Account reflect the Account’s own investment experience and not the investment experience of our other assets. The assets of the

Account that are held in support of client accounts may not be charged with liabilities that arise from any other business we conduct.
We are obligated to pay all amounts promised to Contract Owners under the Contract. The obligations to Contract Owners and beneficiaries arising under the Contracts are our general corporate obligations. Guarantees and benefits within the Contract are subject to our claims paying ability.
You may invest in one or a combination of the available Variable Investment Options. When you choose a Variable Investment Option, we purchase shares of the corresponding Fund or a separate investment series of a Fund which are held as an investment for that option. We hold these shares in the Account.
The Funds
This Contract offers Funds managed by AST Investment Services, Inc. and PGIM Investments LLC, both of which are affiliated companies of Pruco Life (“Affiliated Funds”), and Funds managed by companies not affiliated with Pruco Life ("Unaffiliated Funds"). Pruco Life and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Funds and the Unaffiliated Funds. We consider the amount of these fees and payments when determining which Funds to offer through the Contract. Affiliated Funds may provide Prudential Companies with greater fees and payments than Unaffiliated Funds. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Funds, we have an incentive to offer Affiliated Funds over Unaffiliated Funds. As indicated next to each Fund's description in the tables that follow, each Fund has one or more subadvisers that provide certain day-to-day investment management services. We have an incentive to offer Funds with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the

Prudential Companies. We may consider those subadviser financial incentive factors in determining which Funds to offer under the Contract. Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Funds they recommend and may benefit accordingly from allocations of Contract Fund value to the Variable Investment Options that invest in these Funds. Allocations made to all Affiliated Funds benefit us financially. See Service Fees Payable to Pruco Life for more information about fees and payments we may receive from the Funds and/or their affiliates.
Pruco Life has selected the Funds for inclusion as investment options under this Contract in Pruco Life’s role as issuer of this Contract. We may remove or add additional Variable Investment Options in the future. We may consider the potential risk to us of offering a Fund in light of the benefits provided by the Contract.
PGIM Investments LLC serves as the investment manager for The Prudential Series Fund ("PSF") and certain Funds of AST . PGIM Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the other Funds of AST.
The investment management agreements for PSF and AST provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each applicable Fund with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Fund. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent, and shareholder servicing services that are deemed advisable by the Board of Trustees of the applicable Fund.
The Investment Managers or subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the Funds' prospectuses.
Each Fund is detailed in its own separate prospectus. The Fund's prospectus and statement of additional information is available at www.prudential.com/eprospectus or by calling 800-944-8786. You should read the Fund prospectuses before you decide to allocate assets to the Variable Investment Options. We will also provide you with the prospectus for each Fund in which you invest. The Variable Investment Options that you select are your choice – we do not provide investment advice, nor do we recommend any particular Variable Investment Option. There is no assurance that the investment objectives of the Funds will be met. Please refer to the tables below to see which Variable Investment Options you may choose.
In the future, it may become disadvantageous for separate accounts of variable life insurance and variable annuity contracts to invest in the same Funds. Neither the companies that invest in the Funds nor the Funds currently foresee any such disadvantage. The Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Fund; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
The terms “Fund” and “portfolio” are largely used interchangeably. Some of the Funds use the term “Fund” and others use the term “portfolio” in their respective prospectuses.
A Fund may have a similar name, investment objective, or investment policy resembling those of a mutual fund managed by the same investment adviser or subadviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of the publicly available mutual fund.
The tables below reflect the Funds in which the Account invests, their investment objectives, and each Fund’s investment subadvisers. For Funds with multiple subadvisers, each subadviser manages a portion of the assets for that Fund. The AST Balanced Asset Allocation Portfolio and the AST Preservation Asset Allocation Portfolio each invests primarily in shares of other Funds, which are managed by the subadvisers of those Funds.
Although the PSF Government Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that Variable Investment Option. For example, when prevailing short-term interest rates are very low, the yield on the PSF Government Money Market Portfolio may be so low that, when Fund and Contract charges are deducted, you experience a negative return.

Affiliated Funds
Fund	Investment Objective Summary	Subadviser
ADVANCED SERIES TRUST
AST Advanced Strategies Portfolio
Seeks a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

Brown Advisory LLC; Loomis, Sayles & Company, L.P.; LSV Asset Management; Pacific Investment Management Company, LLC; PGIM Fixed Income; PGIM Investments LLC; QMA LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC

AST AllianzGI World Trends Portfolio (formerly AST RCM World Trends Portfolio)	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC
AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC; QMA LLC
AST BlackRock Global Strategies Portfolio	Seeks a high total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc.; BlackRock International Limited

Affiliated Funds
Fund	Investment Objective Summary	Subadviser
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited; Loomis, Sayles & Company, L.P.
AST Fidelity Institutional AM® Quantitative Portfolio	Seeks long-term capital growth balanced by current income.	FIAM LLC
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis and Wiley Capital Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC; LSV Asset Management
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan Strategic Opportunities Portfolio	Seeks to maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST Mid-Cap Growth Portfolio (formerly AST Goldman Sachs Mid-Cap Growth Portfolio)	Seeks long-term growth of capital.	Massachusetts Financial Services Company; Victory Capital Management Inc.
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC; QMA LLC
AST Prudential Growth Allocation Portfolio	Seeks total return.	PGIM Fixed Income.; QMA LLC
AST T. Rowe Price Asset Allocation Portfolio	Seeks a high level of total return by investing primarily in a diversified portfolio of equity and fixed-income securities.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
AST Wellington Management Hedged Equity Portfolio
Seeks to outperform a mix of 50% Russell 3000 Index, 20% MSCI Europe, Australasia and the Far East (EAFE) Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in the Portfolio's subadviser's equity investment strategies.
Wellington Management Company LLP

Affiliated Funds
Fund	Investment Objective Summary	Subadviser
THE PRUDENTIAL SERIES FUND
PSF Conservative Balanced Portfolio - Class I	Seeks total investment return consistent with a conservatively managed diversified portfolio.	PGIM Fixed Income; QMA LLC
PSF Diversified Bond Portfolio - Class I	Seeks a high level of income over a longer term while providing reasonable safety of capital.	PGIM Fixed Income
PSF Equity Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Flexible Managed Portfolio - Class I	Seeks total return consistent with an aggressively managed diversified portfolio.	PGIM Fixed Income.; QMA LLC
PSF Global Portfolio - Class I	Seeks long-term growth of capital.	Brown Advisory, LLC; LSV Asset Management; QMA LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC
PSF Government Money Market Portfolio - Class I	Seeks maximum current income consistent with the stability of capital and the maintenance of liquidity.	PGIM Fixed Income
PSF High Yield Bond Portfolio - Class I	Seeks high total return.	PGIM Fixed Income
PSF Jennison Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Jennison 20/20 Focus Portfolio - Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF SP Prudential U.S. Emerging Growth Portfolio - Class I	Seeks long-term capital appreciation.	J.P. Morgan Investment Management, Inc.
PSF SP Small-Cap Value Portfolio - Class I	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
PSF Stock Index Portfolio - Class I	Seeks investment results that generally correspond to the performance of publicly-traded common stocks.	QMA LLC
PSF Value Portfolio - Class I	Seeks capital appreciation.	Jennison Associates LLC

Unaffiliated Funds
Fund	Investment Objective Summary	Investment Adviser/Subadviser
AMERICAN FUNDS INSURANCE SERIES®
American Funds Insurance Series® Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds Insurance Series® Growth Fund - Class 2	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds Insurance Series® Growth-Income Fund- Class 2	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds Insurance Series® International Fund - Class 2	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
DREYFUS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	Seeks long-term capital appreciation.	The Dreyfus Corporation/Newton Investment Management (North America) Limited
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Index 500 Portfolio - Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Management & Research Company/Geode Capital Management, LLC; FMR Co., Inc.

Unaffiliated Funds
Fund	Investment Objective Summary	Investment Adviser/Subadviser
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
MFS® VARIABLE INSURANCE TRUST
MFS® Utilities Series - Initial Class	Seeks total return.	Massachusetts Financial Services Company
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Sustainable Equity Portfolio - Class S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
TOPS - THE OPTIMIZED PORTFOLIO SYSTEM®
TOPS® Aggressive Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Balanced ETF Portfolio - Class 2	Seeks income and capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Conservative ETF Portfolio - Class 2	Seeks to preserve capital and provide moderate income and moderate capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Balanced ETF Portfolio - Class 2	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation with less volatility than the equity markets as a whole.	ValMark Advisers, Inc./Milliman Inc.
TOPS® Moderate Growth ETF Portfolio - Class 2	Seeks capital appreciation.	ValMark Advisers, Inc./Milliman Inc.
Service Fees Payable to Pruco Life
We and our affiliates receive substantial payments from the Funds and/or related entities, such as the Funds’ advisers and subadvisers. Because these fees and payments are made to us and our affiliates, allocations you make to the Funds benefit us financially.
We receive Rule 12b-1 fees which compensate us and our affiliate, Pruco Securities, LLC ("Pruco Securities"), for distribution and administrative services. These fees are paid by the Funds out of each Fund’s assets and are therefore borne by Contract Owners. We also receive administrative services payments, some of which are paid by the Funds and some of which are paid by the advisers of the Funds or their affiliates and are referred to as “revenue sharing” payments. As of May 1, 2019, the maximum combined 12b-1 fees and administrative services payments we receive with respect to a Fund are equal to an annual rate of 0.55% of the average assets allocated to the Fund under the Contract. We expect to make a profit on these fees and payments and consider them when selecting the Funds available under the Contract.
In addition, an adviser or subadviser of a Fund or a distributor of the Contract may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker-dealer firms’ registered representatives, and creating marketing material discussing the Contract, available options, and Funds. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation.
In addition to the payments that we receive from Funds and/or their affiliates, those same Funds and/or their affiliates may make payments to us and/or other insurers within the Prudential Companies related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
AST Funds
This Contract offers Variable Investment Options that invest in Funds offered through AST . The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers assets between the Variable Investment Options for those variable annuity contracts and an AST bond fund (the AST bond fund is not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond fund can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:

(a)
a Fund’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Fund’s investment strategy;

(b)
the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)
a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.

The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Fund to another Fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Funds listed above, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.
Voting Rights
We are the legal owner of the shares of the Funds associated with the Variable Investment Options. However, we vote the shares according to voting instructions we receive from Contract Owners. We will mail you a proxy, which is a form you need to complete and return to us, to inform us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We vote shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which instructions are received. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that Fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the Fund’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of Contract Owners who actually vote will determine the ultimate outcome. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the Fund that require a vote of shareholders. We may change the way your voting instructions are calculated if it is required by federal or state regulation. We reserve the right to change the voting procedures described above if applicable federal securities laws or SEC rules change in the future.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Contract Owner voting instructions, we will advise Contract Owners of our action and the reasons for such action in the next available annual or semi-annual report.
Substitution of Variable Investment Options
We may substitute one or more of the available Variable Investment Options. We may terminate the availability of any Variable Investment Option at any time. If we do so, you will no longer be permitted to allocate additional investments to the option, either by premium payment or transfer. We would not do this without any necessary SEC and/or state approval. You will be given specific notice in advance of any substitution we intend to make.
The Fixed Rate Option
You may choose to allocate , initially or by transfer, all or part of your Contract Fund to the Fixed Rate Option. This amount becomes part of our general account. The general account consists of all assets owned by us other than those in the Account and in other separate accounts that have been or may be established by us. Subject to applicable law, we have sole discretion over the investment of the general account assets, and Contract Owners do not share in the investment experience of those assets. Instead, we guarantee that the part of the Contract Fund allocated to the Fixed Rate Option will accrue interest daily at an effective annual rate that we declare periodically, but not less than an effective annual rate of 1%. We are not obligated to credit interest at a rate higher than an effective annual rate of 1%, although we may do so. The fulfillment of our guarantee under this benefit is dependent on our claims paying ability and financial strength .
Transfers out of the Fixed Rate Option are subject to strict limits. See Transfers/Restrictions on Transfers. The payment of any Cash Surrender Value attributable to the Fixed Rate Option may be delayed up to six months. See When Proceeds Are Paid.
Because of exemptive and exclusionary provisions, interests in the Fixed Rate Option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940.

CHARGES AND EXPENSES
There are Contract charges and Fund expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below. Most charges, although not all, are made by reducing the Contract Fund. Unless you direct otherwise, monthly charges are generally deducted proportionately from the dollar amounts held in each of the investment options. See Allocated Charges.
When describing the Contract's charges, in several instances we use the terms "maximum charge" and "current charge." The "maximum charge", in each instance, is the highest charge that we may make under the Contract. The "current charge", in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge. We will supplement this prospectus to reflect any increase in a current Contract charge, up to the maximum Contract charge, before the change is implemented.
Current charges deducted from premium payments and the Contract Fund may change from time to time, subject to maximum charges. Any changes to any of these current charges will be in consideration of one or more factors such as mortality, expenses, taxes, interest, investment experience, Contract funding, Net Amount at Risk, profit and/or persistency, which is the length of time Contracts like this one and other contracts stay in effect. Premium-based administrative charges will be set at one rate for all Contracts like this one. Changes in other charges will be by class. We will not recoup prior losses or distribute prior gains by means of these changes.
The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract. We may reduce stated fees under particular contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.
Sales Charge on Premium
We charge a 2.68% sales charge on premiums received in all Contract Years. This charge, often called a “sales load”, is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising, and the printing and distribution of prospectuses and sales literature.
Premium-Based Administrative Charge
We may charge up to 3.75% of premiums received for a premium-based administrative charge, which includes any federal, state or local income, premium, excise, or business tax or any other type of charge (or component thereof) measured by or based upon the amount of premium we receive. This charge is made up of two parts, which currently equal a total of 3.75% of the premiums received.

The first part is a charge for state and local premium taxes. The current amount for this first part is 2.5% of the premium and is our estimate of the average burden of state taxes generally. The rate applies uniformly to all Contract Owners without regard to location of residence. Actual tax rates vary from jurisdiction to jurisdiction and generally range from 0% to 5% (but may exceed 5% in some instances). We may collect more for this charge than we actually pay for state and local premium taxes.
The second part is a charge for federal income taxes measured by premiums. The current amount for this second part is 1.25% of the premium. We believe that this charge is a reasonable estimate of an increase in our federal income taxes resulting from an Internal Revenue Code provision which requires us to capitalize and amortize a percentage of premiums received each year. Beginning in 2018, the required amortization period is 15 years. This charge is intended to recover this increased tax. See Company Taxes.
Surrender Charge
We assess a surrender charge if during the first 14 Contract Years the Contract lapses, is surrendered, or the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change). These surrender charges compensate us for costs associated with the Contracts, such as: processing applications, conducting examinations, determining insurability and each insured’s rating class, and establishing records. While the amount of the surrender charge decreases over time, it may be a substantial portion of, or even equal to, your Contract Fund. We do not deduct a surrender charge from the Death Benefit if both insureds die during this period.
We deduct the maximum surrender charge that applies to your Contract in the early durations. The maximum initial surrender charge we deduct ranges from $3.83 to $17.04 per $1,000 of Basic Insurance Amount. For example, the maximum initial surrender charge for a Contract with insureds that are male age 55 and female age 55, both preferred best underwriting class, is $7.68 per $1,000 of Basic Insurance Amount. Your actual charge will vary by the insureds’ age, sex, and underwriting classification, and Contract duration . A schedule showing maximum surrender charges for a full surrender occurring each year that a surrender charge may be payable is found in the data pages of your Contract. The charge decreases to zero by the end of the 14th year.
The chart below provides an example of the surrender charge applied to a Contract with male and female insureds, both age 55 at Contract issuance, and both preferred best underwriting class . You may obtain more information about the particular surrender charge that applies to you by contacting your Pruco Life representative.

Sample Surrender Charges
Surrender occurring during Contract Year:	Amount per $1,000 of Basic Insurance Amount:
1	$7.68
2	$7.46
3	$7.24
4	$7.02
5	$6.80
6	$6.58
7	$6.58
8	$6.58
9	$6.58

10	$6.58
11	$5.27
12	$3.95
13	$2.63
14	$1.32
15+	$0.00
If, during the first 14 Contract Years, the Basic Insurance Amount is decreased (including as a result of a withdrawal or a change in type of Death Benefit) we may deduct a percentage of the surrender charge. The percentage will be the amount by which the new Basic Insurance Amount is less than the threshold amount, divided by the threshold amount. The threshold amount is the lowest Basic Insurance Amount since the Contract was issued. After this transaction, a corresponding new surrender charge schedule will be determined to reflect that portion of surrender charges deducted in the past.
Cost of Insurance
We deduct a monthly cost of insurance ("COI") charge from the Contract Fund. The purpose of this charge is to compensate us for the cost of providing insurance coverage. Upon the second death of the two insureds, the amount payable to the beneficiary (assuming there is no Contract Debt) is larger than the Contract Fund - significantly larger if both insureds die in the early years of a Contract. The COI charges collected from all Contract Owners enables us to pay this larger Death Benefit.
The COI charge (current or maximum) is determined by taking the Net Amount at Risk, divided by 1,000, and multiplying by the applicable COI rate. The COI rates vary by Contract duration, as well as the issue age, sex, and underwriting classification of each insured. The rates generally increase over time but are never more than the maximum charges listed in the Contract data pages. The maximum COI rates are based upon the 2017 Commissioner's Standard Ordinary (“CSO”) Mortality Tables. Our current COI charges range from $0.00001 to $83.34 per $1,000 of Net Amount at Risk.
COI rates are applied to the Net Amount at Risk to determine the COI charge. Generally, a higher Contract Fund value in relation to the Death Benefit will result in a lower Net Amount at Risk and lower COI charge. A lower Contract Fund value in relation to the Death Benefit will result in a higher Net Amount at Risk and a higher COI charge. For Contracts with a Type A Death Benefit, the Net Amount at Risk generally changes as the Contract Fund changes. For Contracts with a Type B Death Benefit, the Net Amount at Risk generally does not change as the Contract Fund changes. For Contracts with a Type C Death Benefit, the Net Amount at Risk generally changes as the Contract Fund changes and as premium payments are made. See Types of Death Benefit.
The following table provides hypothetical examples of the Net Amount at Risk’s role in determining COI charges. The examples assume a $1,000,000 Basic Insurance Amount, the Death Benefit meets the definition of life insurance test, and a current monthly COI rate of $1.00 per $1,000 of Net Amount at Risk.

Example Net Amount at Risk Scenarios
Death Benefit Type	Death Benefit amount	Contract Fund value	Net Amount at Risk	Month’s COI charge
Type A	$1,000,000	$125,000	$875,000	$875.00
Type A	$1,000,000	$175,000	$825,000	$825.00
Type B	$1,125,000	$125,000	$1,000,000	$1,000.00
Type B	$1,175,000	$175,000	$1,000,000	$1,000.00

Type C*	$1,075,000	$125,000	$950,000	$950.00
Type C**	$1,100,000	$175,000	$925,000	$925.00
*assumes $75,000 in total premiums paid less withdrawals. **assumes $100,000 in total premiums paid less withdrawals.
Because the Net Amount at Risk is based on your Death Benefit and your Contract Fund, it may be impacted by such factors as investment performance, charges, fees, and premium payments. Paying less premiums, paying premiums late, experiencing poor investment performance, and/or earning less interest may reduce Contract Fund value and increase the Net Amount at Risk, and may also cause the Contract to lapse earlier unless additional premiums are paid. Similarly, paying more premiums, paying premiums earlier, experiencing better market performance, and/or earning more interest may increase Contract Fund value and, in some cases, lower the Net Amount at Risk on which COI charges are based.
Administrative Charge for Basic Insurance Amount
In addition to the COI charge, each month we deduct from the Contract Fund an administrative charge for the Basic Insurance Amount. This charge is made up of two parts and is intended to compensate us for things like processing claims, keeping records, and communicating with Contract Owners.

(1)	The first part of the charge is a flat monthly fee. Currently, the fee is $7.50 per month.

(2)
The second part of the charge is an amount per $1,000 of the Basic Insurance Amount. The amount varies by each insured’s issue age, sex, and underwriting classification, as well as by Basic Insurance Amount. Generally, the rate per $1,000 of Basic Insurance Amount is higher for older issue ages and for higher-risk underwriting classifications. Currently, we deduct this part of the charge during the first seven Contract Years.

The following table provides examples of the administrative charge per $1,000 of Basic Insurance Amount. The examples assume a $1,000,000 Basic Insurance Amount.

Sample Administrative Charges: (per $1,000 rates)
Issue age of both insureds	Male and Female Nonsmoker	Male and Female Smoker
35	$0.10	$0.10
45	$0.16	$0.16
55	$0.30	$0.32
65	$0.53	$0.55
The highest charge per $1,000 is $5.07 and applies to Contracts with both insureds age 85 at issue and when both are smokers with substandard class D or higher underwriting classification. The lowest charge per thousand is $0.04 and applies to nonsmoking classes at younger ages. The amount of the maximum charge that applies to your particular Contract is shown on the Contract’s data pages under the heading “Adjustments to the Contract Fund.”
Mortality and Expense Risk Charge
Each day we deduct a charge from the assets of the Variable Investment Options in an amount equivalent to an effective annual rate of up to 0.50%. Currently, we charge 0.25%. This charge is intended to compensate us for assuming mortality and expense risks under the Contract. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated when mortality charges were determined. The expense risk we assume is that expenses incurred in issuing and administering the Contract will be greater than we estimated in fixing our administrative charges. This charge is not assessed against amounts allocated to the Fixed Rate Option.
Additional Mortality Charge for Certain Risks
We may assess an additional charge on a permanent or temporary basis for unique or specific mortality risks that exceed our standard underwriting guidelines. This additional monthly charge or "flat extra" is charged as a dollar amount per $1,000 of Basic Insurance Amount.
Generally, a permanent flat extra rating is assessed for non-medical risks such as aviation. A temporary flat extra charge is used in scenarios where mortality risk is higher in the earlier Contract Years and reduces in later years, such as may be the case for certain occupational and avocational risks and for some insureds with cancer histories. The actual dollar amounts are initially determined through the research completed for the activity or impairment during the underwriting process. The flat extra charge per $1,000 will vary based on individual circumstances of each insured, including issue age, type of risk, and the frequency of exposure to the risk.
Transaction Charges

(a)	We may charge a transfer fee of up to $25 for each transfer exceeding 12 in any Contract Year. Currently, we do not charge a transaction fee for transfers. See Transfers/Limitations on Transfers.

(b)
We may charge a withdrawal fee of up to $25 in connection with each withdrawal. Currently, we do not charge a transaction fee for withdrawals. Surrender charge may apply. See Surrender Charge and Withdrawals.

(c)
We may charge a Basic Insurance Amount decrease fee of up to $25 for any decrease in Basic Insurance Amount. Currently, we do not charge a transaction fee for a decrease in the Basic Insurance Amount. Surrender charge may apply. See Surrender Charge and Decreases in Basic Insurance Amount.

Charges for Rider Coverage
You may add one or more riders to the Contract. The following riders are charged for separately.
Enhanced Cash Value Rider – We deduct a one-time charge for this rider, which provides an Additional Amount upon full surrender of the Contract for its surrender value. The charge is deducted from the Contract Fund on the date the initial premium is applied. The charge (current and maximum) is $0.75 per $1,000 of Basic Insurance Amount.
Estate Protection Rider – We deduct a monthly charge for this rider, which provides for an additional Death Benefit amount if both insureds die within four years of the Contract Date. The current charge ranges from $0.02 to $19.94 per $1,000 of the Estate Protection Rider amount and is based on the issues ages, sex, and underwriting classification of the insureds, as well as Contract duration. The charge is deducted for the first four Contract Years.

Overloan Protection Rider – We deduct a fee of 3.5% of your Contract Fund amount if you exercise this rider, which may guarantee protection against lapse due to Contract Debt.
Net Interest on Loans
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on the earlier of each Contract Anniversary or when the loan is paid back. The net interest on loans reflects the net difference between the interest rates charged and credited. A standard loan has an effective annual interest rate of 2%. A preferred loan has an effective annual interest rate of 1.05%. All loans have an effective annual interest credit equal to 1%. See Loans.
Fund Expenses
As described in each Fund's prospectus, fees are deducted from and expenses are paid out of the assets in the Fund. Fund prospectuses are available at www.prudential.com/eprospectus or by calling 800-944-8786. If a change in a Fund's expenses increases the maximum Total Annual Fund Operating Expenses, as presented under SUMMARY OF CHARGES AND EXPENSES, we will supplement this prospectus upon notification of this change from the Fund.
Allocated Charges
You may select up to two investment options from which we deduct your Contract's monthly charges. Monthly charges include the: (1) COI charge, (2) administrative charge for Basic Insurance Amount, (3) applicable rider charges, and (4) any additional mortality charge for extra risk classification. Allocations must be designated in whole percentages and total 100%. For example, 33% can be selected but 33⅓% cannot.
If there are insufficient funds in one or both of your selected investment options to cover the monthly charges, the selected investment option(s) will be reduced to zero. Any remaining charge will generally be deducted from your other investment choices proportionately to the dollar amount in each.
Charges After Age 121
Beginning on the first Contract Anniversary on or after the younger insured’s 121st birthday, we will no longer accept premiums or deduct monthly charges from the Contract Fund. You may continue the Contract until both insureds have died, or until you surrender the Contract for its Cash Surrender Value. You may continue to make transfers, loans, loan repayments, and withdrawals, subject to the limitations on these transactions described elsewhere in this prospectus. We will continue to make daily deductions for mortality and expense risk charges, and the Funds will continue to charge operating expenses, if you have amounts in the Variable Investment Options. Any Contract loan will remain outstanding and continue to accrue interest until it is repaid. The Contract can only lapse if Contract Debt grows to be equal to or more than the cash value.
PERSONS HAVING RIGHTS UNDER THE CONTRACT
Contract Owner
Generally, the Contract Owners are the insureds, jointly. There are circumstances when the Contract Owner is not one or both of the insureds. There may also be more than one other Contract Owner. If the Contract Owner is not the insureds or there is more than one other Contract Owner, they will be named in an endorsement to the Contract. This ownership arrangement will remain in effect unless you ask us to change it.

You may change the ownership of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you. Any rights created by your request will not apply to any payments we have made or actions we have taken before the request was received in Good

Order at our Service Office or the chosen effective date of the request.
While at least one insured is living, the Contract Owner is entitled to any Contract benefit and value. Only the Contract Owner is entitled to exercise any right and privilege granted by the Contract or granted by us. For example, the Contract Owner is entitled to surrender the Contract, access Contract values through loans or withdrawals, assign the Contract, and to name or change the beneficiary. If the Contract is jointly owned, the exercise of any right or privilege under this Contract must be made by all Contract Owners.
Beneficiary
The beneficiary is entitled to receive any benefit payable upon the death of the second of two insureds. You may designate or change a beneficiary by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you. However, if we make any payment(s) before we receive the request in Good Order at our Service Office, or the chosen effective date of the request, we will not have to make the payment(s) again. When we are made aware of an assignment, we will recognize the assignee’s rights before any claim payments are made to the beneficiary. When a beneficiary is designated, any relationship shown is to the insureds, unless otherwise stated.
OTHER GENERAL CONTRACT PROVISIONS
Canceling the Contract ("Free-Look")
Generally, you may return the Contract for a refund within 10 days after you receive it (or within any longer period of time required by state law). You will receive the greater of (1) the Contract Fund (which includes any investment results) plus the amount of any charges that have been deducted or (2) all premium payments made (including premium payments made more than 10 days after you receive the Contract, but within any longer free-look period of time required by state law), less any applicable federal and state income tax withholding.
A Contract returned during the free-look period shall be deemed void from the beginning, and not considered a surrender or withdrawal. The free-look period will be stated on the first page of your Contract.
Assignment
You may request an assignment of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you.
This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without our consent. We assume no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at our Service Office. Any rights created by your request will not apply to any payments we have made or actions we have taken before the assignment was received in Good Order and recorded at our Service Office or the chosen effective date of your request.
Incontestability
We will not contest the Contract after it has been in force during the lifetime of one or both insureds for two years from the Contract

Date, the reinstatement date, or the effective date of any change made to the Contract that requires our approval and would increase our liability. Ninety days prior to the end of the second Contract Year and at the end of each two-year contestable period following a reinstatement, we will mail you a notice requesting that you tell us if either insured has died. Failure to tell us of the death of an insured will not avoid a contest, if we have a basis for one, even if premium payments continue to be made. Any action of contest shall commence promptly on notice of death.
Misstatement of Age or Sex
If an insured’s stated age or sex or both are incorrect in the Contract, we will adjust the Death Benefit payable and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insureds’ correct age and sex. Adjustments to the Death Benefit for misstatements of age or sex are not restricted to the incontestability provision described above.
Simultaneous Death
If both insureds die while the Contract is in force and we find there is lack of sufficient evidence that they died other than simultaneously, we will assume that the older insured died first.
Suicide Exclusion
If the second-to-die insured, whether sane or insane, dies by suicide within two years from the issue date, this Contract will end without any Death Benefit paid, and we will return the premiums paid less any Contract Debt and less any withdrawals.
If the second-to-die insured, whether sane or insane, dies by suicide within two years from the effective date of a reinstatement, this Contract will end without any Death Benefit paid, and we will return any reinstatement charge and any premiums paid after the reinstatement date less any Contract Debt and less any withdrawals.
LIMITED NO-LAPSE GUARANTEE
Your Contract includes a Limited No-Lapse Guarantee.  This limited guarantee against lapse is available the first 10 Contract Years and the guarantee provides that the Contract will not lapse as a result of unfavorable investment performance, even if your Cash Surrender Value drops to zero, provided you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value (described below).  Withdrawals may void the

Limited No-Lapse Guarantee.  Outstanding Contract loans will void the Limited No-Lapse Guarantee.
How We Determine If You Have a Limited No-Lapse Guarantee
We calculate your Contract's Accumulated Net Payments (the premiums you paid less any withdrawals you took) on the Contract Date and on each Monthly Date of the first 10 Contract Years. For reinstated Contracts that had previously lapsed with Contract

Debt, we also subtract the full amount of Contract Debt in effect at the time of default when calculating the Accumulated Net Payments. (For example, assume a Contract that lapsed with $1,000 in Contract Debt at time of default.  If that Contract were reinstated and the total amount of premiums paid into the Contract since its original issue date was $3,000, and there were no withdrawals and no new outstanding loans since reinstatement, the Accumulated Net Payments would total $2,000 ($3,000 in premiums paid less $1,000 in prior Contract Debt).)
We also calculate Limited No-Lapse Guarantee Values, which are the minimum values required for the Limited No-Lapse Guarantee to be in effect. These are values used solely to determine if a Limited No-Lapse Guarantee is in effect and vary by Basic Insurance Amount, optional benefits selected, and the issue age, sex, and underwriting classification of each insured. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.
On each Monthly Date, we will compare your Accumulated Net Payments to the Limited No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the Limited No-Lapse Guarantee Value, and there is no Contract Debt, then the Contract is kept in force , regardless of the amount in the Contract Fund.
The following table provides sample Limited No-Lapse Guarantee Values. The example assumes: (1) the insureds are male age 55 and female age 55, Preferred Best, with no extra risk charges; (2) a $1,000,000 Basic Insurance Amount and Type A Death Benefit option; (3) no extra benefit riders have been added to the Contract; and (4) the Cash Value Accumulation Test has been elected for definition of life insurance testing.

Contract Anniversary	Limited No-Lapse Guarantee Value	Contract Anniversary	Limited No-Lapse Guarantee Value
1st	$3,729.96	6th	$22,379.76
2nd	$7,459.92	7th	$26,109.72
3rd	$11,189.88	8th	$29,839.68
4th	$14,919.84	9th	$33,569.64
5th	$18,649.80	10th	$37,299.60
Your Pruco Life representative can supply sample illustrations of various Limited No-Lapse Guarantee Premium amount and frequency combinations that correspond to the Limited No-Lapse Guarantee Values. See the Rider to Provide Lapse Protection for No-Lapse Guarantee information after the first ten years.
RIDERS
Contract Owners may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits will be described in what is known as a "rider" to the Contract. All riders are only available at Contract issuance. The available riders include the following (as described more fully below):

•	Enhanced Cash Value Rider, which provides an Additional Amount upon full surrender of the Contract for its surrender value.

•	Estate Protection Rider, which provides for an additional Death Benefit amount if the insureds die within four years of the Contract Date.

•	Guaranteed Contract Split Option Rider, which allows for the Contract to be exchanged for two separate contracts under certain circumstances.

•	Overloan Protection Rider, which if exercised guarantees protection against lapse due to loans, even if the Contract Debt exceeds the accumulated Cash Surrender Value of your Contract.
Additionally, each Contract is issued with an attached Rider to Provide Lapse Protection that is not optional. There is no charge for the Rider to Provide Lapse Protection.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses, or if you choose to keep the Contract in force under the Overloan Protection Rider. Certain restrictions may apply as set forth below. Some riders or features described in this prospectus may be subject to state variations or may not be available in all states. See Appendix A, which is part of your prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. A Pruco Life representative can explain all of these extra benefits further. We will provide samples of the provisions upon receiving a written request.
Rider To Provide Lapse Protection
Your Contract is issued with an attached Rider To Provide Lapse Protection. Under the Rider To Provide Lapse Protection,

beginning in the 11 th Contract Year, we agree to keep your Contract in force and guarantee that your Contract will not lapse, as long as the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt.
On the Contract Date and on each Monthly Date thereafter, we will calculate your No-Lapse Guarantee Value, which is equivalent to your No-Lapse Contract Fund. Your No-Lapse Contract Fund is the accumulated value of the no-lapse net premium amounts, plus no-lapse interest, and minus the monthly no-lapse charges. Additionally, the No-Lapse Contract Fund is adjusted for any withdrawals and loans. Beginning in the 11 th Contract Year, if the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt, your Contract will remain in force until the next Monthly Date, even if you experience poor investment results and your Cash Surrender Value falls to zero or less.
For example assume a Contract where:

1.	the insureds are male and female, both age 55 at Contract issuance, preferred best underwriting classification,

2.	a $1,000,000 Basic Insurance Amount, no riders, and a Type A Death Benefit,

3.	an annual premium of $13,173 is paid on or before the start of each Contract Year (this illustrated premium amount will provide lapse protection for the life of the insureds),

4.	an average Contract Fund net rate of return (all years) of 0%, and

5.	no loans or withdrawals.
In this hypothetical scenario the Cash Surrender Value will be insufficient to cover the monthly charges in the middle of Contract Year 44. At that time, however, the No-Lapse Contract Fund will be $938,312. Since the No-Lapse Contract Fund is greater than $0, and there is no Contract Debt, the Contract is protected from lapsing. And, assuming that the Contract Owner continues to pay the $13,173 on each Contract Anniversary, and no loans or withdrawals are taken, the Contract will be protected from lapsing for the life of the insureds.
Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that will keep your Contract in force under the Rider To Provide Lapse Protection.
Under the Rider To Provide Lapse Protection, premiums are applied to your No-Lapse Contract Fund as of the date they are received. For any premium we receive in the 60-day period preceding a Contract Anniversary on which the sale charges decrease, we will subtract a no-lapse sales charge no greater than the amount we would subtract if that premium were received on the Contract Anniversary.
Your No-Lapse Guarantee Value is calculated solely to determine whether your Contract is in force or in default. These are not cash values that you realize by surrendering the Contract, nor are they payable as Death Benefits, and they do not change your Contract values. The process to calculate your No-Lapse Guarantee Value is similar to the process that determines your actual contract values, however, the No-Lapse Guarantee Value will not be impacted by any investment loss or gain of the Contract Fund.
Like the Contract's actual monthly charges, the no-lapse monthly charges applied to the No-Lapse Contract Fund vary based on Basic Insurance Amount, optional benefits selected, and the issue age, sex, and underwriting classification of each insured. The no-lapse monthly charges are used only to determine whether your Contract is in default and does not affect your actual Contract values or charges. The monthly no-lapse charges that are specific to your Contract will appear in the section titled Lapse Protection Rider Data in your Contract.
If the Cash Surrender Value is zero or less and 1) the No-Lapse Guarantee Value equals zero or less, or 2) the No-Lapse Guarantee Value is greater than zero and you have Contract Debt, your Contract will be in default. If you take withdrawals and loans from your Contract, you increase the risk that your Contract will go into default. See LAPSE AND REINSTATEMENT .
If you elected the Guideline Premium Test for the definition of life insurance test, you may not be able to pay enough to get the guarantee for the duration you desire without violating the definition of life insurance. This is not true when choosing the Cash Value Accumulation Test for the definition of life insurance. See PREMIUMS and Tax Treatment of Contract Benefits.
Enhanced Cash Value Rider
The Enhanced Cash Value Rider is an optional benefit providing an Additional Amount upon full surrender of the Contract for its surrender value, but is not payable when the Contract is surrendered in connection with a 1035 exchange. The Additional Amount will be equal to the surrender charge as of the date of surrender multiplied by an Additional Amount factor. The factor varies by the issues ages of the insureds and Contract duration. The charge applicable to this rider is deducted at the time of the Contract’s first monthly deduction.
The Additional Amount is never included as part of the Contract Fund value. The rider cannot be removed after the Contract is issued. Both insureds must be age 70 or younger and the Basic Insurance Amount must be $250,000 or greater for a Contract to be issued with the Enhanced Cash Value Rider.
Estate Protection Rider
The Estate Protection Rider is an optional benefit that provides up to an additional 100% of the Contract’s Death Benefit if both insureds die before the fourth Contract Anniversary. The Estate Protection Rider coverage amount is selected at issue and may not exceed the Basic Insurance Amount of the Contract. Charges applicable to this rider will be deducted from the Contract Fund on each Monthly Date for the first four Contract Years.

Guaranteed Contract Split Option Rider
The Guaranteed Contract Split Option Rider provides for the ability to exchange the survivorship Contract for up to two separate contracts, one each on the life of each insured, at their respective Attained Age, without requiring evidence of insurability. The right to exchange is available for a 180 day period beginning 180 days after a continuously effective final decree of divorce. The right to exchange is also available within 180 days of a change in the tax law that removes the unlimited marital deduction. This rider is automatically and only included with Contracts when the insureds are married, are both age 74 or younger, and are each in an underwriting classification no higher than the highest classification allowable on single-life plans. There is no charge for this rider. Exercising this rider may have tax implications. The exchange of this Contract for one or more contracts covering only the life of one insured while both insureds are alive does not qualify as an income tax free exchange of contracts.
Any type of single-life contract we regularly issue at the time the rider is exercised is available, except for term contracts. The new single-life contract must have a Basic Insurance Amount of at least $25,000 and no more than 50% of the Basic Insurance Amount of this Contract. When you exercise the rider and replace this Contract with one or two new contracts, we will waive any surrender charges on this Contract. Also, we will waive any applicable new contract sales charges on any amount of initial premium you apply to a new contract from this Contract’s Cash Surrender Value. The sales charges we will waive are the premium-based sales charges that are the same or substantially the same in description and purpose as this Contract's Sales Charge. Sales charges on additional amounts paid as initial premium or on premiums paid after the initial premium will continue to apply. Any surrender charges applicable to a new contract will also continue to apply.
Overloan Protection Rider
The Overloan Protection Rider guarantees protection against lapse due to loans, even if the Contract Debt exceeds the accumulated cash value of your Contract. This optional rider is only available when Guideline Premium is selected as the definition of life insurance test. There is no charge for adding the Overloan Protection Rider to your Contract, however, a one-time fee will apply when this rider is exercised.
The following eligibility requirements must be met to exercise the rider:

(a)	We must receive a written request in Good Order to exercise the rider benefits;

(b)	The Contract must be in force for the later of 15 years and the Contract Anniversary after the younger insured’s 75th birthday;

(c)	Contract Debt must exceed the Basic Insurance Amount;

(d)	Contract Debt must be a minimum of 95% of the cash value;

(e)	The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and

(f)	Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.
We will send you a notification upon your becoming eligible for this benefit. We deduct a transaction fee of 3.5% of your Contract Fund amount if you exercise this rider.
When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office. Decreases to your Basic Insurance Amount, rating reductions, and withdrawals will no longer be permitted. The charges and benefits of other riders available under your Contract will be discontinued.
Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option. Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted. Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.
Premium payments will no longer be accepted for the Contract. Instead, all payments received will be applied as loan or loan interest repayments. We will no longer send any regularly scheduled bills, and electronic fund transfer of premium payments will be cancelled.
If you have a Type B or Type C Death Benefit, we will change it to a Type A Death Benefit. You will no longer be permitted to make Death Benefit changes as long as your Contract remains in force under the Overloan Protection Rider. The Basic Insurance Amount will be set equal to the Death Benefit at the time the rider is exercised. From that point onward, the Death Benefit will be the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies. The Attained Age factors are shown in your Contract. For an explanation of the Attained Age factors, see Tax Treatment of Contract Benefits.
Please note that the Internal Revenue Service ("IRS") may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection Rider benefit. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful. You should consult a tax adviser as to the tax risks associated with exercising the Overloan Protection Rider.
REQUIREMENTS FOR ISSUANCE OF A CONTRACT
Generally, the Contract may be issued on insureds age 18 through 85. Currently, the minimum Basic Insurance Amount for a Contract issued for insureds ages 18 through 80 is $200,000. For Contracts issued with the Enhanced Cash Value Rider, and for Contracts where the older insured is age 81 or older, the minimum Basic Insurance Amount is $250,000.
We require evidence of insurability, which may include a medical examination, before issuing any Contract. Preferred best nonsmokers are offered more favorable cost of insurance rates than smokers. We charge a higher cost of insurance rate and/or an extra amount if an additional mortality risk is involved. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule. These are the current underwriting requirements. We reserve the right to change them on a non‑discriminatory basis.
Contract Date
There is no insurance under this Contract until the minimum initial premium is paid. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed. Under certain circumstances, we may allow the Contract to be backdated up to six months prior to the application date for the purpose of lowering one or both of the insureds’ issue ages. This may be advantageous for some Contract Owners as a lower issue age may result in lower current charges.
PREMIUMS
The Contract offers flexibility in paying premiums. We reserve the right to refuse to accept any payment that would require us to increase the Death Benefit (under Section 7702 of the Internal Revenue Code) by more than the payment increases the Contract Fund. Furthermore, there are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract under section 7702A of the Internal Revenue Code, which could be significantly disadvantageous. If you make a payment that would cause the Contract to be characterized as a Modified Endowment Contract, we will send you a letter to advise you of your options. Generally, you have 60 days from when we received your payment to remove the excess premiums and any accrued interest. If you choose not to remove the excess premium and accrued interest, your Contract will become permanently characterized as a Modified Endowment Contract. We will not accept a premium payment that exceeds the Guideline Premium limit if your Contract uses the Guideline Premium definition of life insurance. See Tax Treatment of Contract Benefits.
Minimum Initial Premium
The minimum initial premium is due on or before the Contract Date. It is the premium needed to start the Contract. The minimum initial premium is equal to 8.6% of the Limited No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits. We may require an additional premium if deductions from the premium payments and any Contract Fund charges due on or before the payment date exceed the minimum initial premium. There is no insurance under the Contract unless the minimum initial premium is paid. Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts.

Generally, the net amount of the minimum initial premium will be placed in the Contract Fund as of the Contract Date. If we do not receive your initial premium on or before the Contract Date, we apply the initial premium to your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. See Allocation of Premiums. In no case will the premium be applied with an effective date that precedes the date of this offering.
Available Types of Premium
After the minimum initial premium is paid, no other specific premiums are required and you have a certain amount of flexibility with respect to the amount and timing for future premium payments. Two suggested patterns of premiums are described below. Understanding them may help you understand how the Contract works.

•
The Single Premium No-Lapse Premium is a premium that, if paid on the Contract Date, will keep the Contract in force during the lifetime of the insureds, regardless of investment performance and assuming no loans or withdrawals.

•
The Lifetime Modal No-Lapse Premiums are premiums that, if paid on the Contract Date and each modal date up to the younger insured’s Attained Age 121, will keep the Contract in force during the lifetime of the insureds, regardless of investment performance and assuming no loans or withdrawals.

You should note that either one or both of the premiums defined above may not be payable as desired if you elect the Guideline Premium Test for the definition of life insurance test. In that case, you may not be able to pay enough premium to obtain a guarantee for the duration you desire, without violating the definition of life insurance. If a premium payment would otherwise cause the definition of life insurance test to be violated, we will return the portion of the premium in excess of the allowable amount. This will not occur if you choose the Cash Value Accumulation Test as the definition of life insurance. If the Contract subsequently enters default, we will tell you the amount you need to pay to keep the Contract in force , and when you will need to pay that amount. It’s important to know that these additional payment amounts could be substantial. See Tax Treatment of Contract Benefits.
We can bill you for the amount you select annually, semi-annually, or quarterly. Because the Contract is a flexible premium Contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount, however, paying premiums in a different manner than described in a Contract illustration may shorten the duration of your lapse protection provided by the Limited No-Lapse Guarantee or Rider to Provide Lapse Protection. When you do make a premium payment, the minimum amount that we will accept is $25.
You may also pay premiums automatically through pre-authorized monthly electronic fund transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the premium amount. We will then draft the same amount from your account on the same date each month. When you apply for the Contract, you and your Pruco Life representative should discuss how frequently you would like to be billed (if at all) and for what amount.
Allocation of Premiums
On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the sales charge and the premium based administrative charge from the initial premium. During the 10-day period following your receipt of the Contract, the remainder of the initial premium and any other net premium will be allocated to the money market investment option as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. The first monthly deductions are made after the remainder of the initial premium and any other net premium is allocated to the money market investment option. After the 10th day these funds, adjusted for any investment results, will be transferred out of the money market investment option and allocated according to your current premium allocation. The transfer from the money market investment option on the 10th day following receipt of the Contract will not be counted as one of your 12 free transfers per Contract Year or the 20 transfers per calendar year described under Transfers/Restrictions on Transfers. If the first premium is received before the Contract Date, there will be a period during which the Contract Owner's initial premium will not be invested.
The sales charge and the premium based administrative charge will also apply to all subsequent premium payments. The remainder of each subsequent premium payment will be invested as of the end of the Valuation Period in which it is received in Good Order at the Payment Office, in accordance with the applicable allocation instructions. With respect to any initial premium payment received before the Contract Date and any premium payment that is not in Good Order, we may temporarily hold the premium in a suspense account and we may earn interest on such amount. You will not be credited interest on those amounts during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.
Provided the Contract is neither in default nor in force under the provisions of the Overloan Protection Rider, you may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at a Service Office. Allocation changes may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot change premium allocations by phone, fax or website. See Assignment. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33⅓% cannot. The total allocation to all selected investment options must equal 100%.
Valuation of Variable Investment Options
Amounts allocated to a Variable Investment Option are converted to a number of units. The number of units added to each Variable Investment Option is determined by dividing the amount allocated to each Variable Investment Option by the dollar value of one unit for such Variable Investment Option.
Amounts taken from each Variable Investment Option decrease the number of units in each Variable Investment Option. The number of units subtracted from each Variable Investment Option is determined by dividing the amount taken from the Variable Investment Option by the dollar value of one unit for such Variable Investment Option.
The unit value for each Variable Investment Option will vary to reflect the investment experience of the applicable Fund and will be determined on each valuation day by multiplying the unit value of the particular Variable Investment Option on the preceding valuation day by a net investment factor for that Variable Investment Option for the valuation period then ended. The valuation day is any date on which the New York Stock Exchange ("NYSE") is open for trading and the Fund is valued. The valuation period is the period of time from the close of the immediately preceding valuation day to the close of the current valuation day.
The net investment factor for each of the Variable Investment Options is equal to:

(a)
the net asset value per share at the end of the valuation period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the valuation period then ended); divided by

(b)	the net asset value per share determined as of the end of the immediately preceding valuation period; minus

(c)	the daily portion of the mortality and expense risk charge assessed during the valuation period as shown in the section titled Mortality and Expense Risk Charge.
The net investment factor may be greater or less than one. Therefore, the value of a unit may increase or decrease.
If the NYSE is closed (except for holidays or weekends) or trading is restricted due to an existing emergency as defined by the SEC so that we cannot value the Variable Investment Options, we may postpone all transactions which require valuation of the Variable Investment Option until valuation is possible.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.
Transfers/Restrictions on Transfers
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Currently, we will allow you to make additional transfers. For the first 20 transfers in a calendar year, you may transfer amounts by providing your request to us in Good Order at a Service Office. Transfers may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax, or website. See Assignment.
After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they bear an original signature in ink, are received in Good Order at a Service Office, and are sent to us by U.S. regular mail. After you have submitted 20 transfers in a calendar year, a subsequent transfer request by telephone, fax, or website will be rejected, even in the event that it is inadvertently processed.
Multiple transfers that occur during the same day, but prior to the end of the Valuation Period for that day, will be counted as a single transfer.
There is no transaction charge for the first 12 transfers per Contract Year among investment options. We may charge up to $25 for each transfer made exceeding 12 in any Contract Year. Currently, we do not charge a fee for transfers.
Currently, certain transfers effected systematically under a dollar cost averaging or an automatic rebalancing program do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year. In the future, we may count such transfers towards the limit.
Transfers out of the money market investment option will not be made until 10 days after you receive the Contract. Such transfers and any transfers due to any fund closures or mergers will not be considered towards the 12 transfers per Contract Year or the 20 transfers per calendar year.
Transfers among Variable Investment Options will take effect as of the end of the Valuation Period in which a transfer request is received in Good Order at a Service Office. The request may be in terms of dollars, such as a request to transfer $5,000 from one Variable Investment Option to another, or may be in terms of a percentage reallocation among Variable Investment Options. In the latter case, as with premium reallocations, the percentages must be in whole numbers.
We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. We cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.
Only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract you may transfer out of the Fixed Rate Option and into the Variable Investment Options each year is the greater of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable).
If you exercise the Overloan Protection Rider, we will then transfer any amounts you have in the Variable Investment Options to the Fixed Rate Option. The transfer is not counted as one of the 12 transfers we allow per Contract Year and there is no charge. Transfers out of the Fixed Rate Option and into the Variable Investment Options will not be permitted while your Contract is kept in force under the Overloan Protection Rider.
The Contract was not designed for professional market timing organizations, or other organizations or individuals , using programmed, large, or frequent transfers. Large or frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing”, can make it very difficult for Fund advisers/sub-advisers to manage the Fund. Large or frequent transfers may cause the Fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance to the disadvantage of other Contract Owners. If we (in our own discretion) believe that a pattern of transfers or a specific transfer request, or group of transfer requests, may have a detrimental effect on the performance of the Funds, or we are informed by a Fund (e.g., by the Fund’s adviser/sub-advisers) that the purchase or redemption of shares in the Fund must be restricted because the Fund believes the transfer activity to which such purchase or redemption relates would have a detrimental effect on the performance of the affected Fund, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one Contract Owner. We will immediately notify you at the time of a transfer request if we exercise this right.
Any restrictions on transfers will be applied in a uniform manner to all persons who own Contracts like this one, and will not be waived. However, due to the discretion involved in any decision to exercise our right to restrict transfers, it is possible that some Contract Owners may be able to effect transactions that could affect Fund performance to the disadvantage of other Contract Owners.
In addition, owners of variable life insurance or variable annuity contracts that do not impose the transfer restrictions described above, might make more numerous and frequent transfers than Contract Owners who are subject to such limitations. Contract owners who are not subject to the same transfer restrictions may have the same Funds available to them, and unfavorable consequences associated with such frequent trading within the Funds (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all Contract Owners.
The Funds have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund. In addition, you should be aware that some Funds may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds may assess a short-term trading fee in connection with a transfer out of any available Variable Investment Option if the transfer occurs within a certain number of days following the date of allocation to the Variable Investment Option. Each Fund determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Fund and is not retained by us. The fee will be deducted from your Contract value to the extent allowed by law. At present, no Fund has adopted a short-term trading fee.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
Dollar Cost Averaging
As an administrative practice, we are currently offering a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA money market investment option into other Variable Investment Options available under the Contract (excluding the Fixed Rate Option). If DCA allocates money to a Variable Investment Option at a time when the Fund no longer accepts additional investments, automatic transfers to that Variable Investment Option will be directed to the PSF Government Money Market Portfolio. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the Monthly Date after 10 days following your receipt of the Contract.
Each automatic transfer will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for DCA, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, a transfer that occurs under the DCA feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
DCA will not be available on Contracts kept in force under the provisions of the Overloan Protection Rider. See Overloan Protection Rider.
Auto-Rebalancing
As an administrative practice, we are currently offering a feature called Auto‑Rebalancing. This feature allows you to automatically rebalance Variable Investment Option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of Variable Investment Options X and Y is split 40% and 60%, respectively, and investment results cause that split to change. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-rebalancing is not available until the Monthly Date after 10 days following your receipt of the Contract.
Auto-rebalancing can be performed on a quarterly, semi-annual, or annual basis. Each rebalance will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate, provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period immediately following that date. The Fixed Rate Option cannot participate in this administrative procedure. If auto-rebalancing involves allocating to a Fund that became closed to additional investments, the auto-rebalancing feature will be turned off. Currently, a transfer that occurs under the auto-rebalancing feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
Auto-rebalancing will not be available on Contracts kept in force under the provisions of the Overloan Protection Rider. See Overloan Protection Rider.
DEATH BENEFITS
Types of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount at Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit has a greater cost of insurance charge due to a greater Net Amount at Risk. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost of Insurance, PREMIUMS ,and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus twice the Basic Insurance Amount or (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the deaths of both insureds. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount at Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable surrender charge . See Withdrawals.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Changing the Type of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. We may deduct a transaction charge of up to $25 for any change in the Basic Insurance Amount, although we do not currently do so. A Death Benefit type change that reduces the Basic Insurance Amount may result in the assessment of surrender charges. See CHARGES AND EXPENSES.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death

Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the changes with each change of Death Benefit type described above. The chart assumes a $50,000 Contract Fund and a $300,000 Death Benefit. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit*
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
* assuming there is no Contract Debt
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits.
Decreases in Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:

(a)	The amount of the decrease in the Basic Insurance Amount must be at least $10,000;

(b)	The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;

(c)	The Contract must not be in default;

(d)	The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;

(e)	If we ask you to do so, you must send us the Contract to be endorsed; and

(f)	Your Contract must not be in force under the provisions of the Overloan Protection Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the re-calculated charges, values, and limitations. Currently, no transaction charge is being made in connection with a decrease in the Basic Insurance Amount. However, we reserve the right to charge such a fee in an amount of up to $25.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check.
In addition to the available settlement options, currently, in certain circumstances, the beneficiary may choose the payment of death claim proceeds by way of the Alliance Account settlement option (the "Alliance Account"). If the Alliance Account is selected, Prudential will provide a kit to the beneficiary, which includes: (1) an account confirmation describing the death claim proceeds, the current interest rate, and the terms of the Alliance Account; and (2) a guide that explains how the Alliance Account works. Amounts in an Alliance Account earn interest at a rate set by Prudential. This rate is not guaranteed and can change. The beneficiary may withdraw amounts in an Alliance Account at any time. Alliance Account balances are not insured by the Federal Deposit Insurance Corporation. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death of the second-to-die insured.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
CONTRACT VALUES
The total amount invested in the Contract Fund at any time consists of:

(a)	the Variable Investment Options,

(b)	the Fixed Rate Option, and

(c)	any Contract loan.
How a Contract's Cash Surrender Value Will Vary
The Contract's Cash Surrender Value on any date will be the Contract Fund less any applicable surrender charges and less any Contract Debt plus any Additional Amount upon surrender. The Contract Fund value changes daily, reflecting:

(1)	increases or decreases in the value of the Fund(s);

(2)	interest credited on any amounts allocated to the Fixed Rate Option;

(3)	interest credited on any loan; and

(4)	the daily asset charge for mortality and expense risks assessed against the Variable Investment Options.
The Contract Fund value also changes to reflect the receipt of premium payments after any charges are deducted, the monthly deductions described under CHARGES AND EXPENSES, and any withdrawals. See Withdrawals.
Upon request, we will tell you the Cash Surrender Value of your Contract. It is possible for the Cash Surrender Value of a Contract to decline to zero because of unfavorable investment performance in the Contract Fund, outstanding Contract Debt, and/or any applicable surrender charge.
Loans
You may borrow an amount up to the current loan value of your Contract less any existing Contract Debt using the Contract as the only security for the loan. The loan value at any time is equal to the sum of (1) 99% of the portion of the cash value attributable to the Variable Investment Options and (2) the balance of the cash value, provided the Contract is not in default. The cash value is equal to the Contract Fund less any surrender charge. A Contract in default has no loan value. There is no minimum loan amount.
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on each Contract Anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, we will increase the loan amount by any unpaid interest. We charge interest at an effective annual rate of 2% for standard loans.

On and after the 10th Contract Anniversary, all new and existing loans will be considered preferred loans. Preferred loans are charged interest at an effective annual rate of 1.05%.
When a loan is made, an amount equal to the loan proceeds is transferred out of the Variable Investment Options and/or the Fixed Rate Option, as applicable. Unless you ask us to take the loan amount from specific Variable Investment Options and we agree, the reduction will be made in the same proportions as the value in each Variable Investment Option and the Fixed Rate Option bears to the total value of the Contract. While a loan is outstanding, the amount that was transferred will continue to be treated as part of the Contract Fund. It will be credited with interest at an effective annual rate of 1%. Generally on each Monthly Date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly Date.
The Contract Debt is the amount of all outstanding loans plus any interest accrued, but not yet due. If, on any Monthly Date, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charges, the Contract will go into default. If the Contract goes into default, we will mail you a notice stating the amount needed to keep the Contract in force . That amount will equal a premium which we estimate will keep the Contract in force for three months from the date of default. We grant a 61-day grace period from the date we mail the notice to pay the amount. If you send us a payment during the grace period and we receive it after a Monthly Date has occurred, we will credit interest to the Contract Fund from the date your Contract went into default to the date we received your payment, and then return to crediting interest on subsequent Monthly Dates. If the Contract lapses or is surrendered, the amount of unpaid Contract Debt will be treated as a distribution and will be immediately taxable to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the IRS. See LAPSE AND REINSTATEMENT and Tax Treatment of Contract Benefits.
If your Contract includes the Overloan Protection Rider and you meet the requirements to exercise the rider, you may have protection against lapse due to excess Contract Debt. See Overloan Protection Rider. Having Contract Debt will prevent any no-lapse guarantee from protecting the Contract from lapse. See LIMITED NO-LAPSE GUARANTEE and Rider to Provide Lapse Protection.

Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the IRS may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract’s crediting rate. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract’s loan provisions, but cannot guarantee that such efforts would be successful.
Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment of Contract Benefits.
Any Contract Debt will directly reduce a Contract's Cash Surrender Value and will be subtracted from the Death Benefit to determine the amount payable. In addition, even if the loan is fully repaid, it may have an effect on future Death Benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.
Loan repayments are applied to reduce the total outstanding Contract Debt, which is equal to the principal plus accrued interest. Interest accrues daily on the total outstanding Contract Debt, and making a loan repayment will reduce the amount of interest accruing.
Loan repayments will be applied towards the loan according to when they are received. Loan interest is due on your Contract Anniversary. If we receive your loan repayment within 21 days prior to your Contract Anniversary, we will apply the repayment towards interest due. Any loan repayment amount exceeding the interest due is applied towards the existing principal amount.
If we receive your loan repayment at any time outside of 21 days prior to your Contract Anniversary, we will apply the repayment towards the principal amount. For any repayment exceeding the principal amount, we will apply the remainder of the loan repayment towards the interest due.
When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay plus interest credits accrued on the loan since the last transaction date. Any loan repayment amounts will also be reflected in your No-Lapse Guarantee Value. We will apply the loan repayment to the investment allocation used for future premium payments as of the loan repayment date. If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options. We reserve the right to change the manner in which we allocate loan repayments.
Withdrawals
You may withdraw a portion of the Contract's Cash Surrender Value without surrendering the Contract, subject to the following restrictions.

(1)	We must receive a request for the withdrawal in Good Order at our Service Office.

(2)
Your Contract’s Cash Surrender Value after the withdrawal may not be less than or equal to zero after deducting (a) any charges associated with the withdrawal and (b) an amount that we estimate will be sufficient to cover two months of Contract Fund deductions.

(3)	The withdrawal amount must be at least $500.

(4)	The Basic Insurance Amount after withdrawals must be at least equal to the minimum Basic Insurance Amount shown in the Contract.

(5)	Your Contract must not be in force under the provisions of the Overloan Protection Rider.
We may charge a transaction fee for each withdrawal of up to $25.  Currently, we do not charge a fee for a withdrawal. A withdrawal may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawal of the Cash Surrender Value may have tax consequences. See Tax Treatment of Contract Benefits .
Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. The withdrawal may also decrease the Basic Insurance Amount, which may result in the deduction of a surrender charge. See Surrender Charge . Withdrawals from a Contract with a Type B or Type C Death Benefit will not change the Basic Insurance Amount. However, under most circumstances, withdrawals from a Contract with a Type A Death Benefit require a reduction in the Basic Insurance Amount. It is possible a withdrawal from a Contract with a Type A Death Benefit will not decrease the Basic Insurance Amount if the Contract Fund has grown to the point where the base Contract’s Death Benefit has been increased as required by the Internal Revenue Code's definition of life insurance test. See Tax Treatment of Contract Benefits.
The following table provides a hypothetical example of a withdrawal from a Contract with a Type A Death Benefit. The example assumes the withdrawal occurred in the 5th Contract Year, no Contract Debt, the Death Benefit was not increased to satisfy the definition of life insurance test, and no change to the Basic Insurance Amount has previously occurred.

Example of a Type A Death Benefit Withdrawal
Net amount of withdrawal:		$10,000
Withdrawal Surrender Charge (1% reduction):		$68
Gross amount of withdrawal:		$10,068
Contract values (current)	Before	After
Basic Insurance Amount:	$1,000,000	$990,000
Death Benefit amount:	$1,000,000	$990,000
Contract Fund value:	$100,000	$89,932
Contract Surrender Charge:	$6,800	$6,732
No withdrawal will be permitted under a Contract with a Type A Death Benefit if it would result in a Basic Insurance Amount of less than the minimum Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages. It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. Before making any withdrawal that causes a decrease in Basic Insurance Amount, you should consult with your tax adviser and your Pruco Life representative. See Tax Treatment of Contract Benefits.
Currently, we will provide an authorization form if your withdrawal request causes a decrease in Basic Insurance Amount that results in your Contract being classified as a Modified Endowment Contract. The authorization form will confirm that you are aware of your Contract becoming a Modified Endowment Contract if the transaction is completed. We will complete the transaction and send a confirmation notice after we receive the completed authorization form in Good Order at a Service Office.
When a withdrawal is made, the Contract Fund is reduced by the withdrawal amount and any charges associated with the withdrawal. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise. Withdrawal of any portion of the Cash Surrender Value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in force under the Limited No-Lapse Guarantee or Rider to Provide Lapse Protection. See LIMITED NO-LAPSE GUARANTEE and Rider to Provide Lapse Protection.
Surrender of a Contract
You may surrender your Contract at any time for its Cash Surrender Value (referred to as Net Cash Value in the Contract) while at least one of the insureds is living. To surrender your Contract, we may require you to deliver or mail the following items in Good Order to a Service Office: (a) the Contract, (b) a signed request for surrender, (c) any tax withholding information required under federal or state law, and (d) the authorization of any assignee or irrevocable beneficiary. The Cash Surrender Value will be determined as of the end of the Valuation Period in which a surrender request is received in Good Order at a Service Office. Surrender of a Contract may have tax consequences and a Surrender Charge may apply. See Tax Treatment of Contract Benefits and Surrender Charge.
Additional requirements exist if you are exchanging your Contract for a new one at another insurance company. Specifically, we require a properly signed assignment to change ownership of your Contract to the new insurer and a request for surrender, signed by an authorized officer of the new insurer. The new insurer should submit these documents directly to us by sending them in Good Order to our Service Office. Generally, we will pay your Contract’s Cash Surrender Value to the new insurer within seven days after all the documents required for such a payment are received in Good Order at our Service Office.
If you surrender the Contract while it is in force , you may be eligible to receive an Additional Amount upon full surrender of the

Contract for its Cash Surrender Value. The Additional Amount will be equal to the surrender charge as of the date of surrender multiplied by an Additional Amount factor.
To be eligible for the Additional Amount, the following conditions must be met:

(a)	You must have purchased The Rider for Payment of An Additional Amount Upon Surrender (Enhanced Cash Value Rider);

(b)	The Contract must not be in default;

(c)	You must ask for the surrender in a written, signed request in Good Order; and

(d)	The surrender must not be the subject of an exchange pursuant to Section 1035 of the United States Internal Revenue Code).
When Proceeds Are Paid
Generally, we will pay any Cash Surrender Value, loan proceeds, or withdrawal within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The amount will be determined as of the end of the Valuation Period in which the necessary documents are received in Good Order at the office designated to receive that request.
We may delay payment of proceeds from the Variable Investment Option(s) if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of the Cash Surrender Value attributable to the Fixed Rate Option for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).
LAPSE AND REINSTATEMENT
We will determine the value of the Contract Fund on each Monthly Date. If the Contract Fund, less any applicable surrender charges and less any Contract Debt, is zero or less, the Contract is in default, unless it remains in force under the Limited No-Lapse Guarantee (first ten Contract years) or the Rider to Provide Lapse Protection (years eleven and after). See LIMITED NO-LAPSE GUARANTEE and Rider to Provide Lapse Protection. Should this happen, we will send you a notice of default setting forth the payment which we estimate will keep the Contract in force for three months from the date of default. A 61-day grace period will begin from the date the notice of default is mailed. Your payment must be received or postmarked within the 61-day grace period or the Contract will end and have no value. To prevent your Contract from lapsing, your payment must be in Good Order when received at the Payment Office. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment of Contract Benefits.
A Contract that lapses may be reinstated within five years from the date of default, if the following conditions are met:

(a)	We receive a written request for reinstatement in Good Order at our Service Office;

(b)	Both insureds are living, or one insured is alive and the Contract ended without value after the death of the other insured;

(c)	Renewed evidence of insurability is provided on any insured who was living when the Contract went into default; and

(d)	Submission of certain payments sufficient to bring the Contract up to date plus a premium that we estimate will cover all charges and deductions for three months from the date of reinstatement.
The reinstatement date will be the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. If we approve the reinstatement, we will credit the Contract Fund with an amount equal to the surrender charge applicable as of the date of reinstatement. If your Contract is reinstated after lapse, the Rider to Provide Lapse Protection will also be reinstated. We reserve the right to change the requirements to reinstate a lapsed Contract.
TAXES
Tax Treatment of Contract Benefits
This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax adviser for complete information and advice.

Treatment as Life Insurance. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract’s investments. For further information on the diversification requirements, see Taxation in the statements of additional information for the Funds.
In order to meet the definition of life insurance rules for federal income tax purposes, the Contract must satisfy one of the two following tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. At issue, the Contract Owner chooses which of these two tests will apply to their Contract. This choice cannot be changed thereafter.
Under the Cash Value Accumulation Test, the Contract must maintain a minimum ratio of Death Benefit to cash value. Therefore, in order to ensure that the Contract qualifies as life insurance, the Contract's Death Benefit may increase as the Contract Fund value increases. The Death Benefit, at all times, must be at least equal to the Contract Fund multiplied by the applicable Attained Age factor. Attained Age factors vary based on the younger insured’s Attained Age. For example, under the Cash Value Accumulation test, the Attained Age factors for an insured age 55 range from 3.98 in the first year to 1.00 at age 121 and older.
Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test. This ratio, however, is less than the required ratio under the Cash Value Accumulation Test. Therefore, the Death Benefit required under this test is generally lower than that of the Cash Value Accumulation Test. The Attained Age factors are based on the Attained Age of the younger insured. For example, under the Guideline Premium test, the Attained Age factors for an insured age 55 range from 1.50 in the first year to 1.00 at age 95 and older.
The selection of the definition of life insurance test most appropriate for you is dependent on several factors, including the younger insured’s age at issue, actual Contract earnings, and whether or not the Contract is classified as a Modified Endowment Contract. In addition, the Guideline Premium Test is required for the definition of life insurance if you choose to have the Overloan Protection Rider. See Overloan Protection Rider. You should consult your own tax adviser for complete information and advice with respect to the selection of the definition of life insurance test.
We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

•	you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract, or if the Contract lapses or is surrendered, and

•	the Contract's Death Benefit will generally be income tax free to your beneficiary. However, your Death Benefit may be subject to estate taxes, and

•	we may refuse to accept any payment that increases the Death Benefit by more than it increases the Contract Fund.
Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract Owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.

The Contract may not qualify as life insurance under federal tax law after the younger insured has attained age 100 and may be subject to adverse tax consequences. A tax adviser should be consulted before you choose to continue the Contract after the younger insured reaches age 100.
Pre-Death Distributions. The tax treatment of any distribution you receive before the deaths of both insureds depends on whether the Contract is classified as a Modified Endowment Contract.
Contracts Not Classified as Modified Endowment Contracts
•    If you surrender the Contract or allow it to lapse, you will be taxed on the amount you received in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Contract Debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the IRS. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.
•    Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract Years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.
•    Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.
•    Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the IRS may take the position that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract’s crediting rate. Were the IRS to take this position, we would take reasonable steps to avoid this result, including modifying the Contract’s loan provisions.
Modified Endowment Contracts
•    The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). We will notify you if a premium or a change in Basic Insurance Amount would cause the Contract to become a Modified Endowment Contract, and advise you of your options. You should first consult a tax adviser and your Pruco Life representative if you are contemplating any of these steps.
•    If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the deaths of both insureds, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.
•    Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59½, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.
•    All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.
Investor Control. Treasury Department regulations do not provide specific guidance concerning the extent to which you may direct your investment in the particular Variable Investment Options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract Owners and will be made with such notice to affected Contract Owners as is feasible under the circumstances.
Withholding. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.
Other Tax Considerations. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract Debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or both insureds die.
Business-Owned Life Insurance. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract Owners generally cannot deduct premium payments. Business Contract Owners generally cannot take tax deductions for interest on Contract Debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on Contract loans on Contracts for up to 20 key persons. The interest deduction for Contract Debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or Death Benefits received under business-owned life insurance policies.

For business-owned life insurance coverage issued after August 17, 2006, Death Benefits will generally be taxable as ordinary income to the extent it exceeds cost basis. Life insurance Death Benefits will continue to be generally income tax free if, prior to Contract issuance, the employer provided a prescribed notice to the proposed insured/employee, obtained the employee's consent to the life insurance, and one of the following requirements is met: (a) the insured was an employee at any time during the 12-month period prior to his or her death; (b) the insured was a director or highly compensated employee or individual (as defined in the Code) at the time the Contract was issued; or (c) the Death Benefits are paid to the insured's heirs or his or her designated beneficiaries (other than the employer), either directly as a Death Benefit or received from the purchase of an equity (or capital or profits) interest in the applicable Contract Owner. Annual reporting and record keeping requirements will apply to employers maintaining such business-owned life insurance.
Sales of Issued Life Insurance Policies to Third Parties.  Beginning in 2018, if you sell your Contract to a third party, such as a life settlement company, that purchaser is required to report the amount of the sales proceeds to us and the IRS.  We are then required to report your cost basis in that Contract to you and the IRS.
Company Taxes
Under current law, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, we may impose a corresponding charge against the Account.
We will pay company income taxes on the taxable corporate earnings created by this Contract from investments in the Separate Account assets. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Contract, other than the 1.25% charge for federal income taxes measured by premiums. See Premium Based Administrative Charge . We will periodically review the issue of charging for these taxes, and we may charge for these taxes in the future. We reserve the right to impose a charge for federal income taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to Contract Owners with investments in Separate Account assets because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Contract.
DISTRIBUTION AND COMPENSATION
Pruco Securities, an indirect wholly-owned subsidiary of Prudential Financial, Inc., acts as the principal underwriter of the Contract. Pruco Securities, organized on September 22, 2003, under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities

Corporation, established on February 22, 1971.) Pruco Securities’ principal business address is 751 Broad Street, Newark, New Jersey 07102. Pruco Securities serves as principal underwriter of the individual variable insurance Contracts issued by us. The Contract is sold by registered representatives of Pruco Securities who are also our appointed insurance agents under state insurance law. The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so. Pruco Securities received gross distribution revenue for its variable life insurance products of $187,214,104 in 2018, $120,592,554 in 2017, and $100,714,661 in 2016. Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $2,211,393 in 2018, $2,855,401 in 2017, and $2,574,216 in 2016. Pruco Securities offers the Contract on a continuous basis.
Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Exchange Act and/or entities that are exempt from such registration (“firms”) according to one or more schedules. The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. Compensation is based on a premium value referred to as the Commissionable Target Premium. The Commissionable Target Premium will vary based on the issue age, sex, and underwriting classification of each insured.
Broker-dealers will receive compensation of up to 122% of premiums received in the first 24 months following the Contract Date on total premiums received since issue up to the first year’s Commissionable Target Premium, and up to 4.2% on premiums received in excess of the first year's Commissionable Target Premium. Broker-dealers will receive compensation up to 6% of the Commissionable Target Premium received in Contract Years two through four and up to 4% of the Commissionable Target Premium received in years five through 10. Moreover, broker-dealers will receive compensation up to 3% on premiums received in years two through four and up to 2.5% on premiums received in years five through 10 to the extent that premiums paid in any year exceed the Commissionable Target Premium.
Pruco Securities registered representatives who sell the Contract are also our life insurance agents, and may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer such as conferences, trips, prizes , and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

In addition, in an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and/or administrative services, and/or other services they provide to us or our affiliates. To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different Contract that is not eligible for these compensation arrangements.
A list of the names of the firms (or their affiliated broker/dealers) that we are aware of (as of December 31, 2018) that received payment or accrued a payment amount with respect to variable product business during 2018 may be found in the statement of additional information. The least amount paid or accrued and the greatest amount paid or accrued during 2018 were $3.00 and $11,285,643, respectively.
While compensation is generally taken into account as an expense in considering the charges applicable to a variable life insurance product, any such compensation will be paid by us, and will not result in any additional charge to you or to the Account. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
In addition, we or our affiliates may p rovide compensatio n, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.
LEGAL PROCEEDINGS
Pruco Life is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industry in which we operate. Pruco Life may be subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Pruco Life may also be subject to litigation arising out of its general business activities, such as its investments, contracts, leases , and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Pruco Life, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which regulators have determined to focus.
Pruco Life’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Pruco Life’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Pruco Life’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Account , the ability of Pruco Securities to perform its contract with the Account , or Pruco Life's ability to meet its obligations under the Contracts.

FINANCIAL STATEMENTS
Our audited consolidated financial statements are shown in the statement of additional information and should be considered only as bearing upon our ability to meet its obligations under the

Contract. The Account’s audited financial statements are also available in the statement of additional information to this prospectus.
ADDITIONAL INFORMATION
We have filed a registration statement with the SEC under the Securities Act of 1933 relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549, or by telephoning (202) 551-8090, upon payment of a prescribed fee.
To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each Contract Owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 877-778-5008.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life delivers this prospectus to Contract Owners that reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Contract Owners while outside of the United States.
You may contact us for further information at the address and telephone number inside the front cover of this prospectus. For service or questions about your Contract, please contact our Service Office at the phone number on the back cover, or at P.O. Box 7390, Philadelphia, Pennsylvania 19176.
Cyber Security Risks
We provide more information about cyber security risks associated with this Contract in the statement of additional information.
DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS
Additional Amount – An amount equal to the Contract’s surrender charge multiplied by an Additional Amount Factor, which may be payable if you surrender the Contract while it is in force and the conditions described in Surrender of a Contrac t are met.
Attained Age – An insured's age on the Contract Date plus the number of years since then.
Basic Insurance Amount – The total amount of life insurance as shown in the Contract. Does not include any riders that may be attached to the Contract,
Cash Surrender Value – The amount payable to the Contract Owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract Debt and minus any applicable surrender charge plus any Additional Amount upon surrender. Referred to in the Contract as “Net Cash Value.”
Contract – The variable universal life insurance Contract described in this prospectus.
Contract Anniversary – The same date as the Contract Date in each later year.
Contract Date – The date the Contract is effective, as specified in the Contract.
Contract Debt – The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund –The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner – You. Unless a different owner is named in the application, the owner of the Contract are the insureds jointly, or the survivor of them. If the Contract is owned jointly, the exercise of rights under the Contract must be made by both jointly.
Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit – If the Contract is not in default, this is the amount we will pay upon the death of second-to-die insured person, assuming no Contract Debt.
Fixed Rate Option – An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%. Also referred to in the Contract as the “fixed investment option.”
Fund – Amounts you invest in a Variable Investment Option will be invested in a corresponding Fund of the same name. A Fund may also be called a "portfolio."
Good Order – An instruction utilizing such forms, signatures, and dating as we require, which is sufficiently clear and complete and for which we do not need to exercise any discretion to follow such instructions.
Limited No-Lapse Guarantee Premium – Premium that, if paid at the beginning of each Contract Year, will keep the Contract in force during the first 10 Contract Years, regardless of investment performance and assuming no loans or withdrawals.
Monthly Date – The Contract Date and the same date in each subsequent month.
Net Amount at Risk – The amount by which the Contract’s Death Benefit exceeds the Contract Fund. For example, if the Contract's Death Benefit is $500,000 and the Contract Fund is $100,000, the Net Amount at Risk is $400,000.
Payment Office – The office at which we process premium payments, loan payments, and payments to bring your Contract out of default. Your correspondence will be picked up at the address on your bill to which you are directed to send these payments and then delivered to our Payment Office.  For items required to be sent to our Payment Office, your correspondence is not considered received by us until it is received at our Payment Office. Where this Prospectus refers to the day when we receive a premium payment, loan payment or a payment to bring your Contract out of default, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Payment Office. There are two main exceptions: if the item is received at our Payment Office (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Pruco Life Insurance Company – Pruco Life, us, we, our. The company offering the Contract.
Separate Account – Amounts under the Contract that are allocated to the Funds held by us in a Separate Account called the Pruco Life Variable Universal Account (the "Account" or the "Registrant"). The Account is set apart from all of our general assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life conducts.
Service Office – The office at which we process allocation change requests, withdrawal requests, surrender requests, transfer requests, ownership change requests and assignment requests. Correspondence with our Service Office should be sent to P.O. Box 7390, Philadelphia, Pennsylvania 19176.  Your correspondence will be picked up at this address and then delivered to our Service Office.  For requests required to be sent to our Service Office, your request is not considered received by us until it is received at our Service Office. Where this Prospectus refers to the day when we receive a request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Service Office or via the appropriate telephone number, fax number, or website if the item is a type we accept by those means. There are two main exceptions: if the request is received (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Valuation Period – The period of time from one determination of the value of the amount invested in a Variable Investment Option to the next. Such determinations are made when the net asset values of the Variable Investment Options are calculated, which would be as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).
Variable Investment Options – The investment options of the Account. When you choose a Variable Investment Option, we purchase shares of the Fund that corresponds to that option. We hold these shares in the Account.

Appendix A: State Availability or Variations of Certain Features and Riders

State(s)	Feature or Rider	Availability or Variation
CA	Allocation of Premiums Transfers/Restrictions on Transfers
The sections Allocation of Premiums and Transfers/Restrictions on Transfers are modified to include the following:
If one or both insureds are age 60 or older at issue, unless you ask us otherwise, we will allocate all net premiums into the money market investment option until 30 days after you receive this Contract. At the end of that day (unless you ask us otherwise) we will re-allocate the amount in the money market investment option in accordance with your current premium allocation instructions.

CA	Canceling the Contract (“Free-Look”)
The section Canceling the Contract is modified to include the following:
If one or both insureds are age 60 or older at issue, you may return the Contract for a refund within 30 days after you receive it. Your refund amount will depend on whether or not you directed us to allocate your invested premium outside of the money market investment option during this period.
If you did not direct us to allocate net premiums outside of the money market investment option, you will receive a refund of all premium payments made and any charges deducted or fees paid, less any applicable federal and/or state income tax withholding.
If you did direct us to allocate net premiums outside of the money market investment option, you will receive a refund of the Contract Fund (which includes any investment results) plus the amount of any charges that have been deducted or fees paid, less any applicable federal and/or state income tax withholding.

CA DC DE FL GU SD	Suicide Exclusion
The section Suicide Exclusion is deleted and replaced with the following:
If either insured dies by suicide, while sane or insane, within two years from the issue date, the Contract will end without any Death Benefit paid and we will return the premiums paid, less any Contract Debt, and less any withdrawals.

If either insured, whether sane or insane, dies by suicide within two years from the effective date of a reinstatement, this Contract will end without any Death Benefit paid, and we will return any reinstatement charge and any premiums paid after the reinstatement date less any Contract Debt and less any withdrawals.

If there is a surviving insured, we will make a new contract available on the life of that insured. The issue age, Contract Date, and the insured’s underwriting classification will be the same as they are in this Contract. The amount of coverage will be the lesser of (1) the Contract’s Basic Insurance Amount, and (2) the maximum amount we allow on the Contract Date for single life contracts. The new contract will not take effect unless all premiums due since the Contract Date are paid within 31 days after we notify you of the availability of the new contract.

MT	Unisex Rates	Unisex rates apply. Any reference to sex throughout the prospectus is not applicable.
ND	Suicide Exclusion
The section Suicide Exclusion is deleted and replaced with the following:
If either insured dies by suicide, while sane or insane, within one year from the issue date, the Contract will end without any Death Benefit paid and we will return the premiums paid, less any Contract Debt, and less any withdrawals.

If either insured, whether sane or insane, dies by suicide within one year from the effective date of a reinstatement, this Contract will end without any Death Benefit paid, and we will return any reinstatement charge and any premiums paid after the reinstatement date less any Contract Debt and less any withdrawals.

If there is a surviving insured, we will make a new contract available on the life of that insured. The issue age, Contract Date, and the insured’s underwriting classification will be the same as they are in this Contract. The amount of coverage will be the lesser of (1) the Contract’s Basic Insurance Amount, and (2) the maximum amount we allow on the Contract Date for single life contracts. The new contract will not take effect unless all premiums due since the Contract Date are paid within 31 days after we notify you of the availability of the new contract.

i

To learn more about PruLife® SVUL Protector®
The statement of additional information ("SAI") is legally a part of this prospectus, both of which are filed with the SEC under the Securities Act of 1933, Registration No. 333-215544. The SAI contains additional information about the Pruco Life Variable Universal Account. All of these filings can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at (202) 551-8090. The SEC also maintains a website (http://www.sec.gov) that contains the PruLife® SVUL Protector® SAI, material incorporated by reference, and other information about us. Copies of these materials can also be obtained, upon payment of duplicating fees, from the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549.
You can call us at 800-944-8786 to ask us questions, request information about the Contract, and obtain copies of the SAI and personalized illustrations, without charge, or other documents. You can also view the SAI located with the prospectus at www.prudential.com/eprospectus, or request a copy by writing to us at:
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

Investment Company Act of 1940: Registration No. 811-05826

PART B:

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

The date of this statement of additional information and of the related prospectus is May 1, 2019 .

Pruco Life Variable Universal Account (the "Account")
Pruco Life Insurance Company

PruLife® SVUL Protector®

SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE CONTRACTS

This statement of additional information is not a prospectus. Please review the PruLife® SVUL Protector® prospectus (the “prospectus”), which contains information concerning the Contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-944-8786. You can also view the statement of additional information located with the prospectus at www.prudential.com/eprospectus, or request a copy by writing to us.

The defined terms used in this statement of additional information are as defined in the prospectus.

Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY
Description of Pruco Life Insurance Company
Pruco Life Insurance Company ("Pruco Life", “us”, “we”, or “our”) is a stock life insurance company founded on December 23, 1971, under the laws of the state of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.
Control of Pruco Life Insurance Company
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), a stock life insurance company founded on October 13, 1875, under the laws of the state of New Jersey. Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”), a New Jersey insurance holding company for financial services businesses offering wide range of insurance, investment management, and other financial products and services. The principal executive office of each of Prudential and Prudential Financial is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102.
Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”) is a wholly-owned subsidiary of Pruco Life. Pruco Life and Pruco Life of New Jersey’s principal executive office is 213 Washington Street, Newark, New Jersey 07102.
As Pruco Life’s ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the Contract.
State Regulation
Pruco Life is subject to regulation and supervision by the Department of Insurance of the state of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.
Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.
In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions, a separate statement with respect to the operations of all of its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.
Records
We maintain all records and accounts relating to the Account at our principal executive office. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.
Services and Third Party Administration Agreements
P ruco Life and Prudential have entered into a Service Agreement pursuant to which Prudential furnishes to Pruco Life various services, including preparation, maintenance, and filing of accounts, books, records, and other documents required under federal or state law, and various other accounting, administrative, and legal services, which are customarily performed by the officers and employees of Prudential.  Pruco Life reimburses Prudential for its costs in providing such services.  Under this Agreement, Pruco Life has reimbursed Prudential $149,138,200 in 2018, $147,398,553 in 2017, $134,323,229 in 2016, $115,795,950 in 2015, and $86,644,753 in 2014, of which the life business accounted for $45,679,723, $43,943,282, $40,178,302, $35,996,482, and $23,446,978, respectively.
Prudential furnishes Pruco Life the same administrative support services that it provides in the operation of its own business with regard to the payment of death claim proceeds by way of Prudential’s Alliance Account. As soon as the Pruco Life death claim is processed, the beneficiaries are furnished with an information kit that describes the settlement option and a check book on which they may write checks.
Our individual life reinsurance treaties covering PruLife® SVUL Protector® Contracts provide for the reinsurance of a portion of the related mortality risk on a yearly renewable term basis.  Pruco Life or its affiliates retain any such mortality risk that is not ceded under these treaties.
TransCentra, Inc. ("TransCentra") is a billing and payment services provider for Prudential, Pruco Life, and Pruco Life of New Jersey. TransCentra received $1,292,465 in 2018, $1,394,460 in 2017, and $1,507,087 in 2016 from Prudential for services rendered. TransCentra's principal business address is 4855 Peachtree Industrial Blvd, STE 245, Norcross, GA 30092.
Cyber Security
With the increasing use of technology and computer systems in general and, in particular, the internet to conduct necessary business functions, we are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

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Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact us and our Contract Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to us. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to us, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by us may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by us in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, we cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
INITIAL PREMIUM PROCESSING
In general, the invested portion of the minimum initial premium will be placed in the Contract Fund as of the later of the Contract Date and the date we receive the premium in Good Order.
Upon receipt of a request for life insurance from a prospective Contract Owner, Pruco Life will follow certain insurance underwriting (i.e., evaluation of risk) procedures designed to determine whether each proposed insured is insurable. The process may involve such verification procedures as medical examinations and may require that further information be provided by one or both of the proposed insureds before a determination can be made. A Contract cannot be issued, (i.e., physically issued through Pruco Life’s computerized issue system) until this underwriting procedure has been completed.
Since a Contract cannot be issued until after the underwriting process has been completed, we use a Limited Insurance Agreement to provide temporary life insurance coverage to prospective Contract Owners who pay the minimum initial premium at the time the request for coverage is submitted. This coverage is for the total Death Benefit applied for, up to the maximum described by the Limited Insurance Agreement, and is subject to the other terms of the Limited Insurance Agreement.
The Contract Date is the date specified in the Contract. This date is used to determine the insurance age of each proposed insured. It represents the first day of the Contract Year and therefore determines the Contract Anniversary and Monthly Dates. It also represents the commencement of the suicide and contestable periods for purposes of the Basic Insurance Amount.
If the minimum initial premium is paid with the application and no medical examination is required, the Contract Date will ordinarily be the date of the application. If a delay is encountered (e.g., if a request for further information is not met promptly), generally, the Contract Date will be 21 days prior to the date on which the Contract is physically issued. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed, subject to the same qualification as that noted above.
If the premium paid with the application is less than the minimum initial premium, the Contract Date will be determined as described above. The balance of the minimum initial premium amount will be applied as of the later of the Contract Date and the date premiums were received in Good Order.
If no premium is paid with the application, the Contract Date will be the Contract Date stated in the Contract, which will generally be the date the minimum initial premium is received in Good Order from the Contract Owner and the Contract is delivered.
There is one principal variation from the foregoing procedure. If permitted by the insurance laws of the state in which the Contract is issued, the Contract may be backdated up to six months.
In situations where the Contract Date precedes the date that the minimum initial premium is received, charges due prior to the initial premium receipt date will be deducted immediately after the net premium has been applied to the Contract Fund.

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ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS
Legal Considerations Relating to Sex-Distinct Premiums and Benefits
The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.
Contract's Death Benefit Types
There are three types of Death Benefit available under the Contract: (1) Type A, a generally fixed Death Benefit; (2) Type B, a variable Death Benefit; and (3) Type C, a return of premium Death Benefit. A Type C (return of premium) Death Benefit generally varies by the amount of premiums paid, a Type B (variable) Death Benefit varies with investment performance, and a Type A (fixed) Death Benefit does not vary unless it must be increased to comply with the Internal Revenue Code's definition of life insurance.
How a Type A (Fixed) Contract's Death Benefit Will Vary
Under the Type A (fixed) Contract, the Death Benefit is generally equal to the Basic Insurance Amount, before the reduction of any Contract Debt. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where we will increase the Death Benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Assuming no Contract Debt or riders, the Death Benefit of a Type A (fixed) Contract will always be the greater of:

(1)	the Basic Insurance Amount; and

(2)	the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the younger insured’s Attained Age factor that applies.
A listing of Attained Age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates at different ages how the Attained Age factor affects the Death Benefit for different Contract Fund amounts. The table assumes a $1,000,000 Type A Contract was issued when the younger insured was age 35, and there is no Contract Debt.
Type A (Fixed) Death Benefit

If		Then
The younger insured is age	and the Contract Fund is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$100,000 $200,000 $300,000	7.15 7.15 7.15	715,000 1,430,000 2,145,000	$1,000,000 $1,430,000* $2,145,000*
60 60 60	$300,000 $400,000 $600,000	3.28 3.28 3.28	984,000 1,312,000 1,968,000	$1,000,000 $1,312,000* $1,968,000*
80 80 80	$600,000 $700,000 $800,000	1.58 1.58 1.58	948,000 1,106,000 1,264,000	$1,000,000 $1,106,000* $1,264,000*
*  Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2017
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the Death Benefit will be $1,968,000, even though the Basic Insurance Amount is $1,000,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $3.28. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
How a Type B (Variable) Contract's Death Benefit Will Vary
Under the Type B (variable) Contract, while the Contract is in-force, the Death Benefit will never be less than the Basic Insurance Amount, before the reduction of any Contract Debt, but will also vary immediately after it is issued, with the investment results of the selected Variable Investment Options. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Assuming no Contract Debt or riders, the Death Benefit of a Type B (variable) Contract will always be the greater of:

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(1)	the Basic Insurance Amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

(2)	the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the younger insured’s Attained Age factor that applies.
For purposes of computing the Death Benefit, if the Contract Fund is less than zero, we will consider it to be zero. A listing of Attained Age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates various Attained Age factors and Contract Funds and the corresponding Death Benefits. The table assumes a $1,000,000 Type B (variable) Contract was issued when the younger insured was age 35, and there is no Contract Debt.
Type B (Variable) Death Benefit

If		Then
The younger insured is age	and the Contract Fund is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$100,000 $200,000 $300,000	7.15 7.15 7.15	715,000 1,430,000 2,145,000	$1,100,000 $1,430,000* $2,145,000*
60 60 60	$300,000 $400,000 $600,000	3.28 3.28 3.28	984,000 1,312,000 1,968,000	$1,300,000 $1,400,000 $1,968,000*
80 80 80	$600,000 $700,000 $800,000	1.58 1.58 1.58	948,000 1,106,000 1,264,000	$1,600,000 $1,700,000 $1,800,000
*  Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2017
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the Death Benefit will be $1,968,000, even though the Basic Insurance Amount plus the Contract Fund is $1,600,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $3.28. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
How a Type C (Return of Premium) Contract’s Death Benefit Will Vary
Under the Type C (return of premium) Contract, while the Contract is in-force, the Death Benefit will vary by the amount of premiums paid, less any withdrawals. The Death Benefit on a Type C Contract is limited to the Basic Insurance Amount plus an amount equal to: the Contract Fund plus the Type C Limiting Amount multiplied by the Type C Death Benefit Factor, both located in the Contract Limitations section of your Contract. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. Unlike Type A and Type B Contracts, the Death Benefit of a Type C Contract may be less than the Basic Insurance Amount in the event total withdrawals are greater than total premiums paid.
Assuming no Contract Debt, the Death Benefit of a Type C (return of premium) Contract will always be the lesser of:

(1)	the Basic Insurance Amount plus the total premiums paid into the Contract less any withdrawals; and

(2)
the Basic Insurance Amount plus the Contract Fund before deduction of any monthly charges due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor, both found in the Contract Limitations section of the Contract data pages.

However, if the product of the Contract Fund, before any monthly charges, multiplied by the Attained Age factor is greater than either (1) or (2), described above, then it will become the Death Benefit.
A listing of Attained Age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a Death Benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract Owner may choose between two methods that we use to determine the tax treatment of the Contract.
The following table illustrates various Attained Age factors and Contract Funds and the corresponding Death Benefits. The table assumes a $1,000,000 Type C (return of premium) Contract was issued when the younger insured was age 35, and there is no Contract Debt.

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Type C (Return of Premium) Death Benefit

If			Then
The younger insured is age	and the Contract Fund is	and the premium paid less any withdrawals is	the Attained Age factor is**	the Contract Fund multiplied by the Attained Age factor is	and the Death Benefit is
40 40 40	$100,000 $200,000 $300,000	$80,000 $160,000 $270,000	7.15 7.15 7.15	715,000 1,430,000 2,145,000	$1,080,000 $1,430,000* $2,145,000*
60 60 60	$300,000 $400,000 $600,000	$240,000 $320,000 $480,000	3.28 3.28 3.28	984,000 1,312,000 1,968,000	$1,240,000 $1,320,000 $1,968,000*
80 80 80	$600,000 $700,000 $800,000	$480,000 $560,000 $640,000	1.58 1.58 1.58	948,000 1,106,000 1,264,000	$1,480,000 $1,560,000 $1,640,000
* Note that the Death Benefit has been increased to comply with the Internal Revenue Code’s definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test. These figures are based on the 2017
   Commissioner's Standard Ordinary ("CSO") Mortality Tables.

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the Death Benefit will be $1,968,000, even though the Basic Insurance Amount plus total premiums paid less withdrawals is $1,480,000. In this situation, for every $1 increase in the Contract Fund, the Death Benefit will be increased by $3.28. We reserve the right to refuse to accept any premium payment that increases the Death Benefit by more than it increases the Contract Fund. If we exercise this right, in certain situations it may result in the loss of the No-Lapse Guarantee.
Reports to Contract Owners
Once each year, we will send you a statement that provides certain information pertinent to your Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.
We also make available annual and semi-annual reports of the Funds showing the financial condition of the Funds and the investments held in each Fund. The most recent annual and semi-annual reports are available at www.prudential.com/eprospectus or by calling 800-944-8786.
ADDITIONAL INFORMATION ABOUT CHARGES
Underwriting Procedures
When you express interest in obtaining a Contract from us, you may apply for coverage through either (1) a long form application or (2) our worksheet process. When using the long form application, a registered representative completes a full application and submits it to us to commence the underwriting process. A registered representative may be an agent/broker who is a representative of Pruco Securities, a broker-dealer affiliate of Prudential, or in some cases, a broker-dealer not directly affiliated with Prudential. When using the worksheet process, a registered representative typically collects enough information to start the underwriting process. The remaining information is obtained directly from the proposed insureds.
Regardless of the underwriting process followed, once we receive the necessary information, which may include physicians' statements, medical examinations from physicians or paramedical vendors, test results, and other information, we will make a decision regarding our willingness to accept the risk, and the price at which we will accept the risk. We will issue the Contract when the risk has been accepted and priced.
ADDITIONAL INFORMATION ABOUT CONTRACTS IN DEFAULT
When your Contract is in default, no part of your Contract Fund is available to you. Consequently, you are not able to take any loans, partial withdrawals or surrenders, or make any transfers among the investment options. In addition, during any period in which your Contract is in default, you may not change the way in which subsequent premiums are allocated.
DISTRIBUTION AND COMPENSATION
In an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and / or administrative and / or other services they provide to us or our affiliates.
To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers

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within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different Contract that is not eligible for these compensation arrangements.
Pruco Life makes these promotional payments directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The list below provides the names of the firms (or their affiliated broker/dealers) that we are aware of (as of December 31, 2018) that received payment or accrued a payment amount with respect to variable product business during 2018. The least amount paid or accrued and the greatest amount paid or accrued during 2018 were $3.00 and $11,285,643, respectively.
Names of Firms:
1ST GLOBAL CAPITAL CORPORATION, 1ST GLOBAL INS SVS INC, 1ST GLOBAL INSURANCE AGENCY OF MA INC, 3 MARK EQUITIES INC (J CLAY), AGENCY SERVICES OF AR INC, ALLSTATE FINANCIAL SERVICES LLC, AMERIAN GENERAL INS AGCY INC, AMERICAN EXPRESS INS AGENCY OF MA INC, AMERICAN EXPRESS INS AGENCY OF TX INC, AMERICAN INDEPENDENT SECURITIES GROUP LLC, AMERICAN INVESTORS CO, AMERICAN PORTFOLIOS FIN SVCS INC, AMERIPRISE FINANCIAL CENTER, AMERITAS INVESTMENT CORP, AON CONSULTING INC, APW CAPITAL INC, ARLINGTON SECURITIES INC, ARVEST INSURANCE INC, ASH BROKERAGE LLC, ASSOCIATED SECURITIES CORP, AURORA INSURANCE SERVICES INC, AUSDAL FINANCIAL PARTNERS INC, AVISEN SECURITIES INC, AXA NETWORK LLC, AYCO SERVICES AGENCY LP, AYCO SERVICES INS AGCY INC (K OSTER), BAIRD INSURANCE SERVICES INC, BBVA COMPASS INSURANCE AGENCY INC, BCG SECURITIES INC, BENEFIT FUNDING SERVICES LLC, BENJAMIN F EDWARDS & COMPANY INC, BERTHEL FISHER & CO FIN SVCS INC, BROKER DEALER FINANCIAL SERVICES, BROKERS INTERNATIONAL FINANCIAL SERVICES, BROOKLIGHT PLACE SECURITIES INC, CADARET GRANT & CO INC, CADARET GRANT INS AGENCY OF OHIO INC, CALTON & ASSOCIATES INC, CAMBRIDGE INVESTMENT RESEARCH INC, CAMBRIDGE INVESTMENT RESEARCH INC, CAPFINANCIAL SECURITIES LLC, CAPITAL FINANCIAL SERVICES INC, CAPITAL INVESTMENT GROUP INC (B LONG), CAPITAL SYNERGY PARTNERS INC, CAROLINAS INVESTMENT CONSULTING LLC, CBIZ BENEFITS & INS SVS INC, CC SERVICES INC, CENTARA CAPITAL SECURITIES INC, CENTAURUS FINANCIAL INC, CENTAURUS TEXAS INC, CENTERRE CAPITAL LLC, CES INSURANCE AGENCY INC, CETERA ADVISOR NETWORK LLC, CETERA ADVISOR NETWORKS INSURANCE SERVICES LLC, CETERA ADVISORS INSURANCE SERVICES LLC, CETERA ADVISORS LLC, CETERA FINANCIAL SPECIALIST LLC, CETERA INVESTMENT SERVICES LLC, CFD INVESTMENTS INC, CFS INSURANCE AND TECHNOLOGY SERV, CHALICE CAPITAL PARTNERS LLC, CHAPIN DAVIS INSURANCE INC, CHASE INSURANCE AGENCY, CIG RISK MANAGEMENT INC, CITIGROUP LIFE AGENCY LLC, CITIZENS SECURITIES INC, CLIENT ONE SECURITIES LLC, COMERICA INSURANCE SERVICES INC, COMMUNITYAMERICA FINANCIAL SOLUTIONS LLC, CONCORDE INSURANCE AGENCY INC, COORDINATED CAPITAL SECURITIES, CPS FINANCIAL & INSURANCE SERVICES IN, CROWN CAPITAL INS AGENCY OF NV INC, CROWN CAPITAL INSURANCE AGENCY LLC, CROWN CAPITAL SECURITIES LP, CRUMP LIFE INS SERVICES INC, CRUMP LIFE INS SERVICES INC, CURTIS INSURANCE LLC (E SEARFOSS), CUTTER & COMPANY BROKERAGE INC, DEMPSEY FIN NETWORK INC, DEMPSEY LORD SMITH LLC, DORSEY & COMPANY INC, EDWARD D JONES & CO LP, EDWARD JONES INS AGCY OF CA LLC, EDWARD JONES INS AGCY OF MA LLC, EDWARD JONES INS AGCY OF NM LLC, ENTERPRISE SECURITIES COMPANY, EQUITY SERVICES INC, EXECUTIVE INS AGENCY INC, FARMERS FINANCIAL SOLUTIONS, FASI OF TX INC, FBL MARKETING SERVICES LLC, FIFTH THIRD INSURANCE AGENCY INC, FIFTH THIRD SECURITIES INC, FINANCIAL TELESIS INC, FIRST ALLIED SECURITIES, FIRST CITIZENS INVESTOR SERVICES INC, FIRST DAKOTA INC, FIRST HEARTLAND CAPITAL INC, FIRST PALLADIUM LLC, FIRST STATE FINANCIAL MGMT INC, FNBB CAPITAL MARKETS LLC, FORESTERS EQUITY SERVICES INC, FORTUNE FINANCIAL SERVICES INC, FORTUNE SECURITIES INC, FOUNDERS FINANCIAL SECURITIES LLC, FSC AGENCY INC, FSC AGENCY INC, GENEOS WEALTH MANAGEMENT INC, GLOBALINK SECURITIES INC, GRADIENT SECURITIES LLC, GUARDIAN INV SVS CORP, GWN SECURITIES INC, H BECK INC, H D VEST INSURANCE AGENCY LLC, H&R BLOCK FINANCIAL ADVISORS INC, HANCOCK SECURITIES GROUP LLC, HANTZ AGENCY LLC, HANTZ AGENCY LLC, HANTZ FINANCIAL SERVICES INC, HARBOR FINANCIAL SERVICES LLC, HARBOR INVESTMENT ADVISORY LLC, HARBOUR INVESTMENTS INC, HAZLETT BURT AND WATSON INC, HEREFORD INSURANCE AGENCY INC, HEREFORD INSURANCE AGENCY INC, HIGHTOWER SECURITIES LLC, HORAN SECURITIES INC, HORNOR TOWNSEND & KENT, HUNTINGTON INVESTMENT COMPANY, HUNTLEIGH SECURITIES CORP (K JACKSON), HWG INS AGENCY INC, IBN FINANCIAL SERVICES INC, IFS SECURITIES INC, IMS INSURANCE AGENCY INC, INDEPENDENT FINANCIAL GROUP INC, INFINEX INVESTMENTS INC, INNOVATION PARTNERS LLC, INSIGHT SECURITIES INC, INTERCONTINENTAL AGENCY LLC, INTERLINK SECURITIES CORP, INTERNATIONAL ASSETS ADVISORY LLC, INTERSECURITIES INSURANCE AGENCY, INTERVEST INTERNAT'L EQUITIES CORP, INTERVEST INTERNATIONAL INC, INTERVEST INTERNATIONAL INC, INVERNESS SECURITIES LLC, INVEST FIN CORP INS AGCY INC OF IL, INVEST FINANCIAL CORPORATION, INVESTACORP INC, INVESTACORP INC, INVESTMENT CENTER INC, INVESTMENT PLANNERS INC, INVESTMENT PROFESSIONALS INC, INVESTORS SECURITY COMPANY INC, ISI INSURANCE AGENCY INC (R SIMARD), J J B HILLIARD W L LYONS LLC, J W COLE FINANCIAL INC, JANNEY MONTGOMERY SCOTT LLC, JJB HILLIARD W L LYONS INC, JK FINANCIAL SERVICES INC, JW COLE FINANCIAL INC, KCD FINANCIAL, KCG SECURITIES LLC, KCL SERVICE COMPANY OF TEXAS, KESTRA INVESTMENT SERVICES LLC, KEYCORP INSURANCE AGENCY USA INC, KFG ENTERPRISES INC, KINGSBURY CAPITAL INC, KMS FINANCIAL SERVICES, KOVACK SECURITIES INC, L M KOHN & CO, LARSON FINANCIAL GROUP LLC, LASALLE ST SECURITIES LLC, LEADERS GROUP, LEADERS GROUP INC, LFA LIMITED LIABILITY COMPANY, LIFEMARK SECURITIES CORP, LINCOLN FIN ADVISORS CORP, LINCOLN FINANCIAL SEC CORP, LINCOLN INVESTMENT PLANNING LLC, LINCOLN NATIONAL INS ASSOC INC, LINSCO PRIVATE LEDGER INS ASSOC INC, LION STREET FINANCIAL LLC, LPA INSURANCE AGENCY INC, LPL FINANCIAL CORPORATION, M HOLDINGS SECURITES INC, M-FINANCIAL SECURITIES MARKETING INC, M&T SECURITIES INC, MANNA CAPITAL MANAGEMENT, MARINER INSURANCE RESOURCES LLC, MARSH INSURANCE & INVESTMENTS CORP, MCG SECURITIES LLC, MCGRIFF INSURANCE SERVICES INC, MERCAP SECURITIES LLC, MERCER HEALTH & BENEFITS ADMINISTRATION LLC, MERRILL LYNCH LIFE AGCY INC, MERRILL LYNCH LIFE AGENCY, MERRILL LYNCH PIERCE FENNER AND SMITH, MML INS AGCY INC, MML INVESTORS SERVICES INC, MONEY CONCEPTS CAPITAL, MORGAN STANLEY DEAN WITTER INS SVCS INC, MSC OF TX INC, MUTUAL TRUST CO OF AMERICA SECURITIES, MWA FINANCIAL SERVICES INC, MWA FINANCIAL SERVICES INC, NATIONAL PLANNING CORP, NAVY FEDERAL BROKERAGE SERVICES LLC, NETWORK AGENCY INC, NETWORK AGENCY OF OHIO INC, NEW PENFACS INS AGENCY INC, NEWPORT GROUP SEC INC, NEXT FINANCIAL GROUP, NEXT FINANCIAL GROUP INC, NORTHLAND SECURITIES INC, NORTHWESTERN MUTUAL INVEST SVCS LLC, NPB FINANCIAL GROUP LLC, NPC INSURANCE AGENCY INC, NYLIFE INSURANCE AGENCY INC, O N EQUITY SALES COMPANY, OBS BROKERAGE SERVICES INC, OFG FINANCIAL SERVICES INC, OHIO NATIONAL INS AGENCY INC, OHIO NATIONAL INSURANCE AGENCY INC, ONEAMERICA SECURITIES INC, OPPENHEIMER & CO INC, PACKERLAND BROKERAGE SERVICES, PARK AVENUE

6

SECURITIES, PARKLAND SECURITIES LLC, PARTNERS MKTG SVCS OF PA INC, PEOPLES SECURITIES INC, PLUS AGENCY LLC, PREFERRED MARKETING SERVICES INC (M ROTHSCHILD), PRINCIPAL SECURITIES INC, PRIVATE CLIENT SERVICES LLC, PRIVATE LEDGER INS AGCY OF OH INC (P CALFEE), PROEQUITIES INC, PRUDENTIAL DIRECT INC, PURSHE KAPLAN STERLING INS INV, QUEST CAPITAL STRATEGIES INC, QUESTAR AGENCY INC, QUESTAR CAPITAL CORPORATION, RAB AGENCY INC, RAYMOND JAMES & ASSOCIATES INC, RAYMOND JAMES FINANCIAL SERVICES INC, RBC CAPITAL MARKETS CORP, REGULUS ADVISOR LLC, REHMANN INSURANCE GROUP LLC, ROBERT SHOR INSURANCE ASSOCIATES INC, ROBERT W BAIRD & CO INC, ROYAL ALLIANCE ASSOCIATES INC, ROYAL ALLIANCE ASSOCIATES INC, ROYAL ALLIANCE INS AGCY OF MA INC, ROYAL ALLIANCE INS AGCY OF OH INC (L WALLER), S B H U LIFE AGENCY INC, SA STONE WEALTH MANAGEMENT INC, SAGEPOINT FINANCIAL INC, SAXONY INSURANCE AGENCY LLC, SAYBRUS EQUITY SERVICES INC, SBS INSURANCE AGENCY OF FLORIDA INC, SBS INSURANCE AGENCY OF LA INC, SCF SECURITIES INC, SECURIAN FINANCIAL SERVICES INC, SECURITIES AMERICA INC, SECURITIES SERVICE NETWORK INC, SFA INSURANCE SERVICES INC, SIGMA FINANCIAL CORP, SIGNAL SECURITIES INC, SIGNATOR INSURANCE AGENCY, SII INSURANCE AGENCY INC, SII INVESTMENTS IN, SIMMONS FIRST INS SERVICES INC, SMITH BROWN & GROOVER INC, SORRENTO PACIFIC FINANCIAL LLC, SOUTHERN WEALTH SECURITIES LLC, SOUTHWEST INSURANCE AGENCY INC, SPIRE INSURANCE AGENCY LLC, STANLEY LAMAN GROUP SECURITIES LLC, STEPHENS INSURANCE LLC, STIFEL NICOLAUS & CO INC, STIFEL NICOLAUS & COMPANY INC, SUMMIT BROKERAGE SERVICES, INC., SUMMIT EQUITIES INC, SUNSET FINANCIAL SERVICES INC, SUPERIOR FINANCIAL SERVICES INC, TAYLOR CAPITAL MANAGEMENT INC, TFS SECURITIES INC, THOROUGHBRED FINANCIAL SERVICES LLC, THRIVENT INSURANCE AGENCY INC, THURSTON SPRINGER MILLER HERD & TITAK INC, TRANSAMERICA FINANCIAL ADVISORS, TRANSPACIFIC FNCL, TRG ADVISORS INC, TRIAD ADVISORS INC, TRIAD ADVISORS INC, TRUSTMONT FINANCIAL GROUP INC, UBS FINANCIAL SERVICES, UNIONBANC INVESTMENT SERVICES LLC, UNITED PLANNERS FINANCIAL, UNITED PLANNERS FINANCIAL SERVICES, UNIVEST INSURANCE INC, US BANCORP INSURANCE SERVICES LLC, US BANCORP INVESTMENTS INC, USA FINANCIAL SECURITIES CORP, VALMARK SECURITES INC, VANDERBILT SECURITIES LLC, VOYA INSURANCE SOLUTIONS INC, W & R INSURANCE AGENCY INC, W S GRIFFITH SEC INC (R PLYBON), WAYNE HUMMER INVESTMENTS LLC, WELLS FARGO ADVISORS CALIFORNIA INS AGEN, WELLS FARGO ADVISORS FINANCIAL NETWORK L, WELLS FARGO ADVISORS FINANCIAL NETWORK LLC, WELLS FARGO ADVISORS LLC, WESTERN EQUITY GROUP INC, WESTERN INTERNATIONAL SECURITIES INC, WINDHAM FINANCIAL SERVICES INC, WOODBURY FIN SERVICES INC, WOODBURY FINANCIAL AGENCY OH INC, WORLD CAPITAL BROKERAGE INC, WORLD EQUITY GROUP INC, WORTH FINANCIAL GROUP INC, ZURES CO FIN & INS SVCS (J BAKER)
Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of Pruco Life Variable Universal Account as of December 31, 2018 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Actuarial matters included in this statement of additional information have been examined by Vy Ho, FSA, MAAA, Vice President and Actuary of Prudential.
PERFORMANCE DATA
Average Annual Total Return
The Account may advertise average annual total return information calculated according to a formula prescribed by the SEC . Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Variable Investment Option from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Variable Investment Option at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Variable Investment Option and (ii) no transfers or additional payments were made. Premium taxes are not included in the term “charges” for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of a specified period to the ending redeemable value at the end of the period according to the following formula:
P(1+T)n = ERV
Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.
Non-Standard Total Return
In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Account for the specified period.
For the periods prior to the date the Variable Investment Options commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Variable Investment Options were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Variable Investment Options (this is referred to as “hypothetical performance data”). Standard and non-standard average annual return calculations include the mortality and expense risk charge under the Contract, but do not reflect other life insurance Contract

7

charges (sales, administration, and actual cost of insurance) nor any applicable surrender or lapse charges, which would significantly lower the returns. Information stated for any given period does not indicate or represent future performance.
Money Market Yield
The “total return” figures for the Government Money Market Variable Investment Option are calculated using historical investment returns of the Government Money Market Portfolio of The Prudential Series Fund as if PruLife® SVUL Protector® had been investing in that Variable Investment Option during a specified period. Fees associated with the Series Fund are reflected; however, all fees, expenses, and charges associated with PruLife® SVUL Protector® are not reflected.
The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Government Money Market Variable Investment Option at the beginning of a specified period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the Variable Investment Option at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%. The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield ([base period return + 1]365/7)-1.
The yields on amounts held in the Government Money Market Variable Investment Option will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.
FINANCIAL STATEMENTS
The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

8

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$161,028,141	$178,093,202	$91,958,462	$39,310,893	$52,227,714
Net Assets	$161,028,141	$178,093,202	$91,958,462	$39,310,893	$52,227,714

NET ASSETS, representing:
Accumulation units	$161,028,141	$178,093,202	$91,958,462	$39,310,893	$52,227,714
	$161,028,141	$178,093,202	$91,958,462	$39,310,893	$52,227,714

Units outstanding	81,635,045	44,191,680	29,983,207	2,597,584	6,711,530

Portfolio shares held	16,102,814	13,574,177	1,875,938	1,373,066	1,970,857
Portfolio net asset value per share	$10.00	$13.12	$49.02	$28.63	$26.50
Investment in portfolio shares, at cost	$161,028,141	$161,271,461	$53,681,292	$35,918,984	$46,347,018

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$2,531,247	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	721,554	682,380	256,110	105,946	266,119
NET INVESTMENT INCOME (LOSS)	1,809,693	(682,380)	(256,110)	(105,946)	(266,119)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,495,038	4,957,927	550,038	1,379,727
Net change in unrealized appreciation (depreciation) on investments	—	(1,218,803)	(9,495,721)	(2,392,157)	(2,740,139)
NET GAIN (LOSS) ON INVESTMENTS	—	276,235	(4,537,794)	(1,842,119)	(1,360,412)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,809,693	$(406,145)	$(4,793,904)	$(1,948,065)	$(1,626,531)

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$71,488,676	$59,034,736	$10,865,703	$561,309,042	$32,748,298
Net Assets	$71,488,676	$59,034,736	$10,865,703	$561,309,042	$32,748,298

NET ASSETS, representing:
Accumulation units	$71,488,676	$59,034,736	$10,865,703	$561,309,042	$32,748,298
	$71,488,676	$59,034,736	$10,865,703	$561,309,042	$32,748,298

Units outstanding	6,371,734	15,645,904	2,102,513	134,382,955	12,526,781

Portfolio shares held	2,503,982	11,902,164	494,120	9,910,117	1,029,173
Portfolio net asset value per share	$28.55	$4.96	$21.99	$56.64	$31.82
Investment in portfolio shares, at cost	$48,287,012	$60,129,090	$14,449,095	$423,278,092	$23,529,333

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$1,452,465	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	214,891	124,703	13,421	2,187,237	101,624
NET INVESTMENT INCOME (LOSS)	(214,891)	1,327,762	(13,421)	(2,187,237)	(101,624)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,037,311	53,941	(212,399)	16,886,481	1,015,357
Net change in unrealized appreciation (depreciation) on investments	(10,784,125)	(2,333,798)	(2,145,731)	(44,464,140)	(3,613,641)
NET GAIN (LOSS) ON INVESTMENTS	(7,746,814)	(2,279,857)	(2,358,130)	(27,577,659)	(2,598,284)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(7,961,705)	$(952,095)	$(2,371,551)	$(29,764,896)	$(2,699,908)

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
ASSETS
Investment in the portfolios, at fair value	$61,100,459	$138,582,827	$40,780,377	$36,033,370	$2,436,746
Net Assets	$61,100,459	$138,582,827	$40,780,377	$36,033,370	$2,436,746

NET ASSETS, representing:
Accumulation units	$61,100,459	$138,582,827	$40,780,377	$36,033,370	$2,436,746
	$61,100,459	$138,582,827	$40,780,377	$36,033,370	$2,436,746

Units outstanding	14,778,484	40,407,531	3,929,170	22,353,184	1,566,334

Portfolio shares held	4,811,060	2,264,055	1,160,181	2,763,295	72,307
Portfolio net asset value per share	$12.70	$61.21	$35.15	$13.04	$33.70
Investment in portfolio shares, at cost	$58,800,466	$69,647,538	$24,657,244	$41,528,034	$2,081,355

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$556,632	$15,120

EXPENSES
Charges for mortality and expense risk,
and for administration	405,963	382,485	226,579	243,967	23,404
NET INVESTMENT INCOME (LOSS)	(405,963)	(382,485)	(226,579)	312,665	(8,284)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	3,920,626	134,378
Net realized gain (loss) on shares redeemed	391,214	6,025,999	789,059	197,837	184,788
Net change in unrealized appreciation (depreciation) on investments	(138,182)	(7,683,032)	(5,181,750)	(10,645,219)	(374,317)
NET GAIN (LOSS) ON INVESTMENTS	253,032	(1,657,033)	(4,392,691)	(6,526,756)	(55,151)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(152,931)	$(2,039,518)	$(4,619,270)	$(6,214,091)	$(63,435)

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
ASSETS
Investment in the portfolios, at fair value	$4,838,998	$5,379,379	$1,988,021	$805,908	$3,258,000
Net Assets	$4,838,998	$5,379,379	$1,988,021	$805,908	$3,258,000

NET ASSETS, representing:
Accumulation units	$4,838,998	$5,379,379	$1,988,021	$805,908	$3,258,000
	$4,838,998	$5,379,379	$1,988,021	$805,908	$3,258,000

Units outstanding	2,119,144	1,589,573	1,189,624	343,816	1,103,285

Portfolio shares held	102,936	537,400	130,619	89,347	193,929
Portfolio net asset value per share	$47.01	$10.01	$15.22	$9.02	$16.80
Investment in portfolio shares, at cost	$3,926,073	$4,224,740	$2,449,191	$750,306	$4,071,623
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$4,579	$99,344	$—	$17,237	$21,572

EXPENSES
Charges for mortality and expense risk,
and for administration	26,104	39,902	16,506	1,800	7,599
NET INVESTMENT INCOME (LOSS)	(21,525)	59,442	(16,506)	15,437	13,973

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	339,815	377	228,984	66,329	442,310
Net realized gain (loss) on shares redeemed	267,721	127,217	(16,814)	4,208	25,608
Net change in unrealized appreciation (depreciation) on investments	(514,027)	(748,823)	(314,951)	(146,800)	(1,063,139)
NET GAIN (LOSS) ON INVESTMENTS	93,509	(621,229)	(102,781)	(76,263)	(595,221)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$71,984	$(561,787)	$(119,287)	$(60,826)	$(581,248)

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	Invesco V.I. Managed Volatility Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$541,992	$81,039,305	$14,419,256	$347,141	$52,513
Net Assets	$541,992	$81,039,305	$14,419,256	$347,141	$52,513

NET ASSETS, representing:
Accumulation units	$541,992	$81,039,305	$14,419,256	$347,141	$52,513
	$541,992	$81,039,305	$14,419,256	$347,141	$52,513

Units outstanding	507,388	20,844,703	781,237	110,427	28,785

Portfolio shares held	13,155	3,571,587	488,457	33,476	4,757
Portfolio net asset value per share	$41.20	$22.69	$29.52	$10.37	$11.04
Investment in portfolio shares, at cost	$551,745	$56,672,922	$10,823,508	$421,343	$65,501

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$1,928	$991

EXPENSES
Charges for mortality and expense risk,
and for administration	1,388	211,265	17,734	834	139
NET INVESTMENT INCOME (LOSS)	(1,388)	(211,265)	(17,734)	1,094	852

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	116,584	—	—	57,775	2,000
Net realized gain (loss) on shares redeemed	10,662	2,758,922	622,850	5,858	(2,367)
Net change in unrealized appreciation (depreciation) on investments	(254,578)	(15,588,964)	(1,477,096)	(94,875)	(6,422)
NET GAIN (LOSS) ON INVESTMENTS	(127,332)	(12,830,042)	(854,246)	(31,242)	(6,789)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(128,720)	$(13,041,307)	$(871,980)	$(30,148)	$(5,937)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Henderson VIT Enterprise Portfolio (Service Shares)	Janus Henderson VIT Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Shares)	Janus Henderson VIT Research Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$1,009,577	$853,204	$1,256,716	$37,088	$4,621,770
Net Assets	$1,009,577	$853,204	$1,256,716	$37,088	$4,621,770

NET ASSETS, representing:
Accumulation units	$1,009,577	$853,204	$1,256,716	$37,088	$4,621,770
	$1,009,577	$853,204	$1,256,716	$37,088	$4,621,770

Units outstanding	1,391,216	416,925	436,210	28,641	2,038,690

Portfolio shares held	46,057	13,545	35,311	576	140,608
Portfolio net asset value per share	$21.92	$62.99	$35.59	$64.41	$32.87
Investment in portfolio shares, at cost	$752,750	$854,337	$1,152,934	$30,907	$3,762,039

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Henderson VIT Enterprise Portfolio (Service Shares)	Janus Henderson VIT Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Shares)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$1,212	$23,236	$—	$18,882

EXPENSES
Charges for mortality and expense risk,
and for administration	2,315	1,729	2,899	88	13,350
NET INVESTMENT INCOME (LOSS)	(2,315)	(517)	20,337	(88)	5,532

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	51,571	44,451	33,603	6,401	260,116
Net realized gain (loss) on shares redeemed	32,020	57,043	114,088	1,543	278,747
Net change in unrealized appreciation (depreciation) on investments	(80,170)	(116,587)	(168,412)	(10,198)	(651,104)
NET GAIN (LOSS) ON INVESTMENTS	3,421	(15,093)	(20,721)	(2,254)	(112,241)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,106	$(15,610)	$(384)	$(2,342)	$(106,709)

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
ASSETS
Investment in the portfolios, at fair value	$95,017,648	$6,367,892	$26,462,836	$3,787,207	$1,298,609
Net Assets	$95,017,648	$6,367,892	$26,462,836	$3,787,207	$1,298,609

NET ASSETS, representing:
Accumulation units	$95,017,648	$6,367,892	$26,462,836	$3,787,207	$1,298,609
	$95,017,648	$6,367,892	$26,462,836	$3,787,207	$1,298,609

Units outstanding	25,486,985	1,455,252	11,257,271	125,709	49,215

Portfolio shares held	6,971,214	248,358	3,775,012	165,742	61,429
Portfolio net asset value per share	$13.63	$25.64	$7.01	$22.85	$21.14
Investment in portfolio shares, at cost	$62,682,213	$7,983,084	$22,973,917	$3,686,470	$1,627,568

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$122,644	$—	$—	$4,603

EXPENSES
Charges for mortality and expense risk,
and for administration	235,577	8,291	52,624	831	451
NET INVESTMENT INCOME (LOSS)	(235,577)	114,353	(52,624)	(831)	4,152

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	448,368	282,423
Net realized gain (loss) on shares redeemed	3,016,394	(70,393)	571,301	124,993	10,996
Net change in unrealized appreciation (depreciation) on investments	(11,103,180)	(1,157,106)	(4,479,913)	(776,031)	(503,162)

NET GAIN (LOSS) ON INVESTMENTS	(8,086,786)	(1,227,499)	(3,908,612)	(202,670)	(209,743)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,322,363)	$(1,113,146)	$(3,961,236)	$(203,501)	$(205,591)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
ASSETS
Investment in the portfolios, at fair value	$1,520,620	$2,707,779	$2,473	$717	$—
Net Assets	$1,520,620	$2,707,779	$2,473	$717	$—

NET ASSETS, representing:
Accumulation units	$1,520,620	$2,707,779	$2,473	$717	$—
	$1,520,620	$2,707,779	$2,473	$717	$—

Units outstanding	101,924	124,725	765	278	—

Portfolio shares held	143,455	244,826	50	13	—
Portfolio net asset value per share	$10.60	$11.06	$49.34	$56.94	$34.40
Investment in portfolio shares, at cost	$1,780,616	$3,074,244	$2,728	$661	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$25,950	$44,509	$13	$3	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	406	773	7	3	4
NET INVESTMENT INCOME (LOSS)	25,544	43,736	6	—	(4)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	218,709	—	—	—
Net realized gain (loss) on shares redeemed	38,962	21,983	4	5	262
Net change in unrealized appreciation (depreciation) on investments	(429,343)	(651,545)	(574)	(160)	—
NET GAIN (LOSS) ON INVESTMENTS	(390,381)	(410,853)	(570)	(155)	262

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(364,837)	$(367,117)	$(564)	$(155)	$258

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
ASSETS
Investment in the portfolios, at fair value	$3,010	$211,003	$2,382	$404	$10,499
Net Assets	$3,010	$211,003	$2,382	$404	$10,499

NET ASSETS, representing:
Accumulation units	$3,010	$211,003	$2,382	$404	$10,499
	$3,010	$211,003	$2,382	$404	$10,499

Units outstanding	510	49,861	689	171	5,376

Portfolio shares held	46	20,789	34	14	511
Portfolio net asset value per share	$65.65	$10.15	$69.55	$28.99	$20.55
Investment in portfolio shares, at cost	$2,668	$211,003	$2,264	$686	$11,465

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$9	$295

EXPENSES
Charges for mortality and expense risk,
and for administration	8	561	7	1	30
NET INVESTMENT INCOME (LOSS)	(8)	(561)	(7)	8	265

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	113,799	145	—	—
Net realized gain (loss) on shares redeemed	62	(264,300)	55	(33)	38
Net change in unrealized appreciation (depreciation) on investments	(275)	57	(157)	(78)	(2,048)
NET GAIN (LOSS) ON INVESTMENTS	(213)	(150,444)	43	(111)	(2,010)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(221)	$(151,005)	$36	$(103)	$(1,745)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$913	$3,469	$4,857	$1,822	$1,745
Net Assets	$913	$3,469	$4,857	$1,822	$1,745

NET ASSETS, representing:
Accumulation units	$913	$3,469	$4,857	$1,822	$1,745
	$913	$3,469	$4,857	$1,822	$1,745

Units outstanding	573	975	2,299	533	522

Portfolio shares held	24	48	106	47	50
Portfolio net asset value per share	$37.39	$71.82	$45.95	$38.51	$35.25
Investment in portfolio shares, at cost	$730	$2,807	$4,997	$2,081	$2,016

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$46	$—	$—	$—	$2

EXPENSES
Charges for mortality and expense risk,
and for administration	19	9	14	4	4
NET INVESTMENT INCOME (LOSS)	27	(9)	(14)	(4)	(2)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	223	—	176	256
Net realized gain (loss) on shares redeemed	3,698	87	18	3	3
Net change in unrealized appreciation (depreciation) on investments	(3,585)	(146)	(653)	(431)	(530)
NET GAIN (LOSS) ON INVESTMENTS	113	164	(635)	(252)	(271)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$140	$155	$(649)	$(256)	$(273)

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
ASSETS
Investment in the portfolios, at fair value	$1,502,134	$20,523	$879	$526	$2,647
Net Assets	$1,502,134	$20,523	$879	$526	$2,647

NET ASSETS, representing:
Accumulation units	$1,502,134	$20,523	$879	$526	$2,647
	$1,502,134	$20,523	$879	$526	$2,647

Units outstanding	1,413,055	4,051	440	590	945

Portfolio shares held	1,502,134	539	25	31	49
Portfolio net asset value per share	$1.00	$38.09	$34.85	$17.09	$54.51
Investment in portfolio shares, at cost	$1,502,134	$16,149	$938	$1,316	$3,144

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$7,111	$—	$10	$—	$224

EXPENSES
Charges for mortality and expense risk,
and for administration	4,213	60	3	1	21
NET INVESTMENT INCOME (LOSS)	2,898	(60)	7	(1)	203

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	2,281	22	—	1,374
Net realized gain (loss) on shares redeemed	—	1,041	1	(153)	(1,013)
Net change in unrealized appreciation (depreciation) on investments	—	(3,489)	(92)	58	(620)
NET GAIN (LOSS) ON INVESTMENTS	—	(167)	(69)	(95)	(259)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,898	$(227)	$(62)	$(96)	$(56)

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
ASSETS
Investment in the portfolios, at fair value	$—	$—	$7,471	$14,979	$1,163
Net Assets	$—	$—	$7,471	$14,979	$1,163

NET ASSETS, representing:
Accumulation units	$—	$—	$7,471	$14,979	$1,163
	$—	$—	$7,471	$14,979	$1,163

Units outstanding	—	—	2,409	3,670	281

Portfolio shares held	—	—	261	434	29
Portfolio net asset value per share	$11.10	$14.34	$28.64	$34.55	$40.08
Investment in portfolio shares, at cost	$—	$—	$8,523	$15,667	$813

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3	—	24	42	4
NET INVESTMENT INCOME (LOSS)	(3)	—	(24)	(42)	(4)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	632	1,206	33
Net realized gain (loss) on shares redeemed	570	(55)	133	31	13
Net change in unrealized appreciation (depreciation) on investments	—	—	(1,811)	(2,183)	(78)
NET GAIN (LOSS) ON INVESTMENTS	570	(55)	(1,046)	(946)	(32)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$567	$(55)	$(1,070)	$(988)	$(36)

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
ASSETS
Investment in the portfolios, at fair value	$698	$10,895	$57,547	$134,275	$19,182
Net Assets	$698	$10,895	$57,547	$134,275	$19,182

NET ASSETS, representing:
Accumulation units	$698	$10,895	$57,547	$134,275	$19,182
	$698	$10,895	$57,547	$134,275	$19,182

Units outstanding	410	5,167	9,589	10,512	4,385

Portfolio shares held	25	470	1,383	1,974	1,191
Portfolio net asset value per share	$28.42	$23.16	$41.62	$68.01	$16.10
Investment in portfolio shares, at cost	$834	$10,675	$57,547	$134,275	$19,182

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$491	$101	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14	28	124	334	62
NET INVESTMENT INCOME (LOSS)	477	73	(124)	(334)	(62)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	7,057	—
Net realized gain (loss) on shares redeemed	(851)	(46)	(18,121)	(85,986)	(7,390)
Net change in unrealized appreciation (depreciation) on investments	(437)	(167)	—	—	—
NET GAIN (LOSS) ON INVESTMENTS	(1,288)	(213)	(18,121)	(78,929)	(7,390)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(811)	$(140)	$(18,245)	$(79,263)	$(7,452)

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$18,486	$932	$82,095,197	$10,829,722	$11,003,743
Net Assets	$18,486	$932	$82,095,197	$10,829,722	$11,003,743

NET ASSETS, representing:
Accumulation units	$18,486	$932	$82,095,197	$10,829,722	$11,003,743
	$18,486	$932	$82,095,197	$10,829,722	$11,003,743

Units outstanding	6,789	243	3,421,699	460,938	605,995

Portfolio shares held	435	21	2,281,056	982,733	606,601
Portfolio net asset value per share	$42.46	$44.33	$35.99	$11.02	$18.14
Investment in portfolio shares, at cost	$15,347	$861	$52,911,310	$8,491,603	$9,727,750

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$19	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	52	3	167,370	10,942	17,999
NET INVESTMENT INCOME (LOSS)	(52)	16	(167,370)	(10,942)	(17,999)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,206	29	—	—	—
Net realized gain (loss) on shares redeemed	444	2	3,508,545	234,243	192,206
Net change in unrealized appreciation (depreciation) on investments	(3,833)	(24)	(1,688,804)	(769,272)	(766,445)
NET GAIN (LOSS) ON INVESTMENTS	(1,183)	7	1,819,741	(535,029)	(574,239)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,235)	$23	$1,652,371	$(545,971)	$(592,238)
The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,482,086	$8,927,118	$21,264,159	$37,509,087	$23,847,431
Net Assets	$10,482,086	$8,927,118	$21,264,159	$37,509,087	$23,847,431

NET ASSETS, representing:
Accumulation units	$10,482,086	$8,927,118	$21,264,159	$37,509,087	$23,847,431
	$10,482,086	$8,927,118	$21,264,159	$37,509,087	$23,847,431

Units outstanding	737,313	378,209	1,281,697	2,435,371	1,036,446

Portfolio shares held	766,795	375,879	2,357,446	1,468,641	491,396
Portfolio net asset value per share	$13.67	$23.75	$9.02	$25.54	$48.53
Investment in portfolio shares, at cost	$9,459,179	$6,755,526	$18,969,220	$28,467,885	$14,584,269

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	12,932	10,672	28,726	88,909	49,415
NET INVESTMENT INCOME (LOSS)	(12,932)	(10,672)	(28,726)	(88,909)	(49,415)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	186,203	453,130	241,310	1,288,318	1,072,985
Net change in unrealized appreciation (depreciation) on investments	(1,259,010)	(2,269,401)	(1,419,630)	(7,446,742)	(1,766,660)
NET GAIN (LOSS) ON INVESTMENTS	(1,072,807)	(1,816,271)	(1,178,320)	(6,158,424)	(693,675)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,085,739)	$(1,826,943)	$(1,207,046)	$(6,247,333)	$(743,090)

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,170,398	$26,824,901	$10,815,592	$14,359,988	$23,947,623
Net Assets	$20,170,398	$26,824,901	$10,815,592	$14,359,988	$23,947,623

NET ASSETS, representing:
Accumulation units	$20,170,398	$26,824,901	$10,815,592	$14,359,988	$23,947,623
	$20,170,398	$26,824,901	$10,815,592	$14,359,988	$23,947,623

Units outstanding	1,115,515	1,101,940	909,845	1,042,017	1,628,440

Portfolio shares held	832,799	657,957	999,593	745,199	1,290,281
Portfolio net asset value per share	$24.22	$40.77	$10.82	$19.27	$18.56
Investment in portfolio shares, at cost	$17,314,567	$16,711,957	$10,617,274	$15,991,331	$22,524,341

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	30,154	72,016	13,907	16,849	39,687
NET INVESTMENT INCOME (LOSS)	(30,154)	(72,016)	(13,907)	(16,849)	(39,687)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	224,328	1,086,190	14,601	83,486	211,110
Net change in unrealized appreciation (depreciation) on investments	(514,165)	(3,966,953)	59,687	(2,920,978)	(2,639,664)
NET GAIN (LOSS) ON INVESTMENTS	(289,837)	(2,880,763)	74,288	(2,837,492)	(2,428,554)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(319,991)	$(2,952,779)	$60,381	$(2,854,341)	$(2,468,241)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$17,341,325	$8,428,742	$1,916,100	$8,008,841	$1,206,520
Net Assets	$17,341,325	$8,428,742	$1,916,100	$8,008,841	$1,206,520

NET ASSETS, representing:
Accumulation units	$17,341,325	$8,428,742	$1,916,100	$8,008,841	$1,206,520
	$17,341,325	$8,428,742	$1,916,100	$8,008,841	$1,206,520

Units outstanding	1,488,145	717,354	136,404	328,619	75,217

Portfolio shares held	682,192	751,225	84,076	437,403	39,819
Portfolio net asset value per share	$25.42	$11.22	$22.79	$18.31	$30.30
Investment in portfolio shares, at cost	$17,722,117	$8,224,992	$2,078,566	$8,569,937	$1,439,941

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$3,345	$122,975	$17,131

EXPENSES
Charges for mortality and expense risk,
and for administration	27,519	12,632	1,813	7,548	1,796
NET INVESTMENT INCOME (LOSS)	(27,519)	(12,632)	1,532	115,427	15,335

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	87,042	512,731	212,893
Net realized gain (loss) on shares redeemed	152,699	14,933	9,045	125,125	(5,062)
Net change in unrealized appreciation (depreciation) on investments	(3,455,810)	139,112	(265,361)	(1,910,666)	(294,243)
NET GAIN (LOSS) ON INVESTMENTS	(3,303,111)	154,045	(169,274)	(1,272,810)	(86,412)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,330,630)	$141,413	$(167,742)	$(1,157,383)	$(71,077)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS® Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,697,238	$13,106,806	$50,072,190	$27,705,328	$65,309,418
Net Assets	$5,697,238	$13,106,806	$50,072,190	$27,705,328	$65,309,418

NET ASSETS, representing:
Accumulation units	$5,697,238	$13,106,806	$50,072,190	$27,705,328	$65,309,418
	$5,697,238	$13,106,806	$50,072,190	$27,705,328	$65,309,418

Units outstanding	442,190	899,000	3,996,939	1,216,049	3,679,645

Portfolio shares held	340,948	446,113	3,695,365	999,110	4,519,683
Portfolio net asset value per share	$16.71	$29.38	$13.55	$27.73	$14.45
Investment in portfolio shares, at cost	$6,683,876	$12,992,949	$45,694,716	$25,381,001	$46,528,397

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS® Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$15,149	$137,894	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,923	16,929	118,002	63,546	105,233
NET INVESTMENT INCOME (LOSS)	6,226	120,965	(118,002)	(63,546)	(105,233)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	524,704	47,878	—	—	—
Net realized gain (loss) on shares redeemed	8,612	21,060	940,124	538,805	2,075,499
Net change in unrealized appreciation (depreciation) on investments	(1,507,153)	(96,480)	(1,306,307)	(2,025,702)	(5,462,631)

NET GAIN (LOSS) ON INVESTMENTS	(973,837)	(27,542)	(366,183)	(1,486,897)	(3,387,132)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(967,611)	$93,423	$(484,185)	$(1,550,443)	$(3,492,365)

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$160,881,757	$29,901,763	$7,168,294	$38,174,053	$10,296,109
Net Assets	$160,881,757	$29,901,763	$7,168,294	$38,174,053	$10,296,109

NET ASSETS, representing:
Accumulation units	$160,881,757	$29,901,763	$7,168,294	$38,174,053	$10,296,109
	$160,881,757	$29,901,763	$7,168,294	$38,174,053	$10,296,109

Units outstanding	8,849,895	1,889,435	352,377	1,663,510	437,489

Portfolio shares held	9,380,860	1,899,731	523,233	2,490,153	580,063
Portfolio net asset value per share	$17.15	$15.74	$13.70	$15.33	$17.75
Investment in portfolio shares, at cost	$124,351,851	$25,117,410	$6,591,484	$36,332,569	$9,153,855

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	301,933	64,702	18,355	92,343	25,233
NET INVESTMENT INCOME (LOSS)	(301,933)	(64,702)	(18,355)	(92,343)	(25,233)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,697,634	641,900	148,063	508,185	146,860
Net change in unrealized appreciation (depreciation) on investments	(13,116,727)	(1,500,056)	(730,887)	(3,558,025)	(794,512)

NET GAIN (LOSS) ON INVESTMENTS	(8,419,093)	(858,156)	(582,824)	(3,049,840)	(647,652)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,721,026)	$(922,858)	$(601,179)	$(3,142,183)	$(672,885)

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$4,602,977	$180,505,378	$8,635,455	$9,603,094	$1,376,363
Net Assets	$4,602,977	$180,505,378	$8,635,455	$9,603,094	$1,376,363

NET ASSETS, representing:
Accumulation units	$4,602,977	$180,505,378	$8,635,455	$9,603,094	$1,376,363
	$4,602,977	$180,505,378	$8,635,455	$9,603,094	$1,376,363

Units outstanding	240,782	13,714,235	596,718	844,208	124,636

Portfolio shares held	340,457	13,592,272	677,291	862,812	122,780
Portfolio net asset value per share	$13.52	$13.28	$12.75	$11.13	$11.21
Investment in portfolio shares, at cost	$4,241,963	$148,923,017	$9,094,050	$9,971,176	$1,393,607

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$82,300	$107,805	$16,851

EXPENSES
Charges for mortality and expense risk,
and for administration	11,249	349,002	12,739	15,988	2,406
NET INVESTMENT INCOME (LOSS)	(11,249)	(349,002)	69,561	91,817	14,445

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	309,343	165,021	19,599
Net realized gain (loss) on shares redeemed	94,285	3,448,096	80,659	20,418	6,190
Net change in unrealized appreciation (depreciation) on investments	(468,223)	(13,486,828)	(1,393,063)	(783,053)	(79,850)
NET GAIN (LOSS) ON INVESTMENTS	(373,938)	(10,038,732)	(1,003,061)	(597,614)	(54,061)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(385,187)	$(10,387,734)	$(933,500)	$(505,797)	$(39,616)

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$12,854,864	$15,251,322	$3,968,994	$7,531,019	$6,614,204
Net Assets	$12,854,864	$15,251,322	$3,968,994	$7,531,019	$6,614,204

NET ASSETS, representing:
Accumulation units	$12,854,864	$15,251,322	$3,968,994	$7,531,019	$6,614,204
	$12,854,864	$15,251,322	$3,968,994	$7,531,019	$6,614,204

Units outstanding	934,525	1,195,783	318,737	585,311	511,227

Portfolio shares held	984,293	1,421,372	373,026	705,812	602,387
Portfolio net asset value per share	$13.06	$10.73	$10.64	$10.67	$10.98
Investment in portfolio shares, at cost	$13,791,677	$16,076,320	$4,288,917	$8,091,186	$7,019,638

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$149,140	$194,584	$70,020	$118,923	$91,471

EXPENSES
Charges for mortality and expense risk,
and for administration	18,526	22,360	9,094	18,129	12,088
NET INVESTMENT INCOME (LOSS)	130,614	172,224	60,926	100,794	79,383

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	497,244	392,474	217,480	420,457	266,898
Net realized gain (loss) on shares redeemed	90,447	51,913	18,870	46,409	34,661
Net change in unrealized appreciation (depreciation) on investments	(1,953,657)	(1,773,382)	(555,509)	(1,267,412)	(820,171)
NET GAIN (LOSS) ON INVESTMENTS	(1,365,966)	(1,328,995)	(319,159)	(800,546)	(518,612)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,235,352)	$(1,156,771)	$(258,233)	$(699,752)	$(439,229)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$36,243,688	$50,175,303	$32,038,928	$19,265,302	$16,500,054
Net Assets	$36,243,688	$50,175,303	$32,038,928	$19,265,302	$16,500,054

NET ASSETS, representing:
Accumulation units	$36,243,688	$50,175,303	$32,038,928	$19,265,302	$16,500,054
	$36,243,688	$50,175,303	$32,038,928	$19,265,302	$16,500,054

Units outstanding	2,486,839	3,376,843	3,038,433	1,544,346	1,460,392

Portfolio shares held	521,642	1,117,490	1,820,394	615,308	564,684
Portfolio net asset value per share	$69.48	$44.90	$17.60	$31.31	$29.22
Investment in portfolio shares, at cost	$38,899,816	$53,560,892	$35,493,327	$20,957,226	$19,224,696

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$147,141	$710,003	$581,628	$82,262	$68,885

EXPENSES
Charges for mortality and expense risk,
and for administration	56,458	91,699	59,478	34,617	30,657
NET INVESTMENT INCOME (LOSS)	90,683	618,304	522,150	47,645	38,228

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,375,563	2,507,253	1,188,899	1,160,497	1,021,399
Net realized gain (loss) on shares redeemed	37,324	35,686	21,995	51,791	12,753
Net change in unrealized appreciation (depreciation) on investments	(4,143,144)	(5,428,680)	(6,065,242)	(2,903,853)	(4,052,869)
NET GAIN (LOSS) ON INVESTMENTS	(1,730,257)	(2,885,741)	(4,854,348)	(1,691,565)	(3,018,717)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,639,574)	$(2,267,437)	$(4,332,198)	$(1,643,920)	$(2,980,489)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
ASSETS
Investment in the portfolios, at fair value	$9,424,886	$4,489,428	$3,951,813	$1,358,046	$1,414,939
Net Assets	$9,424,886	$4,489,428	$3,951,813	$1,358,046	$1,414,939

NET ASSETS, representing:
Accumulation units	$9,424,886	$4,489,428	$3,951,813	$1,358,046	$1,414,939
	$9,424,886	$4,489,428	$3,951,813	$1,358,046	$1,414,939

Units outstanding	857,554	419,904	399,778	97,577	83,595

Portfolio shares held	639,409	258,013	323,654	34,573	105,278
Portfolio net asset value per share	$14.74	$17.40	$12.21	$39.28	$13.44
Investment in portfolio shares, at cost	$9,903,646	$5,236,024	$4,606,688	$1,631,688	$1,630,348

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$336,405	$124,676	$61,524	$10,057	$7,525

EXPENSES
Charges for mortality and expense risk,
and for administration	16,233	10,580	7,063	1,346	1,440
NET INVESTMENT INCOME (LOSS)	320,172	114,096	54,461	8,711	6,085

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	194,135	260,565	144,136	139,581
Net realized gain (loss) on shares redeemed	3,565	(10,557)	5,337	724	(6,486)
Net change in unrealized appreciation (depreciation) on investments	(802,347)	(761,553)	(932,473)	(266,760)	(183,700)
NET GAIN (LOSS) ON INVESTMENTS	(798,782)	(577,975)	(666,571)	(121,900)	(50,605)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(478,610)	$(463,879)	$(612,110)	$(113,189)	$(44,520)

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$4,452,928	$3,594,770	$20,286,079	$14,786,671	$15,145,147
Net Assets	$4,452,928	$3,594,770	$20,286,079	$14,786,671	$15,145,147

NET ASSETS, representing:
Accumulation units	$4,452,928	$3,594,770	$20,286,079	$14,786,671	$15,145,147
	$4,452,928	$3,594,770	$20,286,079	$14,786,671	$15,145,147

Units outstanding	288,219	205,107	1,912,989	1,211,045	1,236,940

Portfolio shares held	224,668	111,674	1,603,643	854,721	864,943
Portfolio net asset value per share	$19.82	$32.19	$12.65	$17.30	$17.51
Investment in portfolio shares, at cost	$5,199,665	$3,943,984	$20,857,151	$16,635,406	$18,530,702

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$82,801	$—	$513,022	$198,295	$324,447

EXPENSES
Charges for mortality and expense risk,
and for administration	4,397	3,541	32,956	26,188	37,447
NET INVESTMENT INCOME (LOSS)	78,404	(3,541)	480,066	172,107	287,000

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	488,649	503,967	—	863,300	1,478,739
Net realized gain (loss) on shares redeemed	(21,314)	26,668	(16,594)	7,299	3,354
Net change in unrealized appreciation (depreciation) on investments	(813,163)	(581,033)	(512,534)	(2,614,400)	(4,080,067)
NET GAIN (LOSS) ON INVESTMENTS	(345,828)	(50,398)	(529,128)	(1,743,801)	(2,597,974)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(267,424)	$(53,939)	$(49,062)	$(1,571,694)	$(2,310,974)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio	Calvert VP EAFE International Index Portfolio (Class F)
ASSETS
Investment in the portfolios, at fair value	$52,696,728	$13,126,836	$7,812,510	$37,130,633	$29,549
Net Assets	$52,696,728	$13,126,836	$7,812,510	$37,130,633	$29,549

NET ASSETS, representing:
Accumulation units	$52,696,728	$13,126,836	$7,812,510	$37,130,633	$29,549
	$52,696,728	$13,126,836	$7,812,510	$37,130,633	$29,549

Units outstanding	3,695,542	971,192	303,055	3,927,384	3,300

Portfolio shares held	211,201	1,072,454	441,884	2,076,657	386
Portfolio net asset value per share	$249.51	$12.24	$17.68	$17.88	$76.49
Investment in portfolio shares, at cost	$52,465,591	$14,657,562	$5,763,189	$39,170,094	$30,244

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio	Calvert VP EAFE International Index Portfolio (Class F)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	8/20/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$653,664	$260,907	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	85,877	29,797	9,104	88,386	3
NET INVESTMENT INCOME (LOSS)	567,787	231,110	(9,104)	(88,386)	(3)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	149,241	890,749	—	—	—
Net realized gain (loss) on shares redeemed	132,374	9,627	311,289	416,677	—
Net change in unrealized appreciation (depreciation) on investments	(3,350,638)	(2,373,400)	(1,302,169)	(7,414,318)	(695)
NET GAIN (LOSS) ON INVESTMENTS	(3,069,023)	(1,473,024)	(990,880)	(6,997,641)	(695)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,501,236)	$(1,241,914)	$(999,984)	$(7,086,027)	$(698)
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
ASSETS
Investment in the portfolios, at fair value	$21,630	$80,123
Net Assets	$21,630	$80,123

NET ASSETS, representing:
Accumulation units	$21,630	$80,123
	$21,630	$80,123

Units outstanding	2,521	9,649

Portfolio shares held	341	820
Portfolio net asset value per share	$63.40	$97.70
Investment in portfolio shares, at cost	$21,685	$80,926

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
	8/20/2018*	8/20/2018*
	to	to
	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1	8
NET INVESTMENT INCOME (LOSS)	(1)	(8)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	(3)	(1)
Net change in unrealized appreciation (depreciation) on investments	(55)	(803)
NET GAIN (LOSS) ON INVESTMENTS	(58)	(804)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(59)	$(812)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,809,693	$(682,380)	$(256,110)	$(105,946)	$(266,119)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,495,038	4,957,927	550,038	1,379,727
Net change in unrealized appreciation (depreciation) on investments	—	(1,218,803)	(9,495,721)	(2,392,157)	(2,740,139)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,809,693	(406,145)	(4,793,904)	(1,948,065)	(1,626,531)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	378,910,539	7,982,803	6,573,591	4,977,469	2,402,100
Policy loans	(11,217,758)	(5,050,554)	(2,170,395)	(164,547)	(83,659)
Policy loan repayments and interest	1,191,606	718,343	873,431	63,377	28,564
Surrenders, withdrawals and death benefits	(25,739,267)	(6,702,065)	(4,471,186)	(654,203)	(4,753,107)
Net transfers between other subaccounts
or fixed rate option	(354,246,996)	36,075,031	922,942	9,668,553	5,555,970
Miscellaneous transactions	138,251	2,580	31,616	6,728	(24,965)
Other charges	(11,355,131)	(6,060,341)	(3,871,996)	(3,057,338)	(1,861,929)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(22,318,756)	26,965,797	(2,111,997)	10,840,039	1,262,974

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,509,063)	26,559,652	(6,905,901)	8,891,974	(363,557)

NET ASSETS
Beginning of period	181,537,204	151,533,550	98,864,363	30,418,919	52,591,271
End of period	$161,028,141	$178,093,202	$91,958,462	$39,310,893	$52,227,714

Beginning units	97,241,502	41,154,472	30,912,143	2,374,115	7,399,461
Units issued	57,170,709	8,527,580	1,403,468	692,372	1,123,296
Units redeemed	(72,777,166)	(5,490,372)	(2,332,404)	(468,903)	(1,811,227)
Ending units	81,635,045	44,191,680	29,983,207	2,597,584	6,711,530

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(214,891)	$1,327,762	$(13,421)	$(2,187,237)	$(101,624)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,037,311	53,941	(212,399)	16,886,481	1,015,357
Net change in unrealized appreciation (depreciation) on investments	(10,784,125)	(2,333,798)	(2,145,731)	(44,464,140)	(3,613,641)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,961,705)	(952,095)	(2,371,551)	(29,764,896)	(2,699,908)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,035,770	5,288,760	2,130,824	27,246,471	2,346,058
Policy loans	(1,402,325)	(934,163)	(339,648)	(8,805,240)	(595,950)
Policy loan repayments and interest	737,525	593,516	176,527	5,937,213	378,769
Surrenders, withdrawals and death benefits	(3,036,808)	(1,725,747)	(378,191)	(13,143,203)	(1,055,698)
Net transfers between other subaccounts
or fixed rate option	(1,080,033)	9,506,635	(526,796)	19,186,893	3,588,064
Miscellaneous transactions	2,120	2,075	1,858	38,877	(1,429)
Other charges	(2,805,020)	(2,927,896)	(773,496)	(17,118,078)	(1,163,532)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,548,771)	9,803,180	291,078	13,342,933	3,496,282

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,510,476)	8,851,085	(2,080,473)	(16,421,963)	796,374

NET ASSETS
Beginning of period	81,999,152	50,183,651	12,946,176	577,731,005	31,951,924
End of period	$71,488,676	$59,034,736	$10,865,703	$561,309,042	$32,748,298

Beginning units	7,198,759	14,713,220	2,039,981	135,770,200	12,342,302
Units issued	393,640	2,224,242	336,378	9,120,873	1,067,252
Units redeemed	(1,220,665)	(1,291,558)	(273,846)	(10,508,118)	(882,773)
Ending units	6,371,734	15,645,904	2,102,513	134,382,955	12,526,781

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(405,963)	$(382,485)	$(226,579)	$312,665	$(8,284)
Capital gains distributions received	—	—	—	3,920,626	134,378
Net realized gain (loss) on shares redeemed	391,214	6,025,999	789,059	197,837	184,788
Net change in unrealized appreciation (depreciation) on investments	(138,182)	(7,683,032)	(5,181,750)	(10,645,219)	(374,317)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(152,931)	(2,039,518)	(4,619,270)	(6,214,091)	(63,435)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	8,159,304	1,920,503	57,608	85,829
Policy loans	(2,110,686)	(2,658,146)	(153,235)	(33,156)	(20,107)
Policy loan repayments and interest	175,862	1,029,743	54,014	3,952	5,953
Surrenders, withdrawals and death benefits	(6,093,665)	(5,048,006)	(234,819)	(258,848)	(102,916)
Net transfers between other subaccounts
or fixed rate option	(2,668,460)	11,148,232	838,008	(423,061)	(189,915)
Miscellaneous transactions	20,306	27,967	9,052	6,108	377
Other charges	(987,606)	(5,366,804)	(1,064,624)	(262,499)	(89,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(11,664,249)	7,292,290	1,368,899	(909,896)	(310,556)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,817,180)	5,252,772	(3,250,371)	(7,123,987)	(373,991)

NET ASSETS
Beginning of period	72,917,639	133,330,055	44,030,748	43,157,357	2,810,737
End of period	$61,100,459	$138,582,827	$40,780,377	$36,033,370	$2,436,746

Beginning units	17,641,592	40,829,888	3,901,820	22,876,741	1,748,231
Units issued	1,057,592	2,442,864	306,435	284,411	176,455
Units redeemed	(3,920,700)	(2,865,221)	(279,085)	(807,968)	(358,352)
Ending units	14,778,484	40,407,531	3,929,170	22,353,184	1,566,334

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(21,525)	$59,442	$(16,506)	$15,437	$13,973
Capital gains distributions received	339,815	377	228,984	66,329	442,310
Net realized gain (loss) on shares redeemed	267,721	127,217	(16,814)	4,208	25,608
Net change in unrealized appreciation (depreciation) on investments	(514,027)	(748,823)	(314,951)	(146,800)	(1,063,139)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,984	(561,787)	(119,287)	(60,826)	(581,248)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,749	89,589	62,672	7,425	1,664
Policy loans	(31,392)	(20,722)	(68,443)	—	(10,530)
Policy loan repayments and interest	6,577	1,826	10,604	—	160
Surrenders, withdrawals and death benefits	(181,712)	(63,706)	(177,927)	—	—
Net transfers between other subaccounts
or fixed rate option	466,791	49,562	88,618	—	256,948
Miscellaneous transactions	(23)	(1,474)	(2,692)	25	30
Other charges	(119,516)	(137,932)	(49,764)	(20,926)	(29,988)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	206,474	(82,857)	(136,932)	(13,476)	218,284

TOTAL INCREASE (DECREASE) IN NET ASSETS	278,458	(644,644)	(256,219)	(74,302)	(362,964)

NET ASSETS
Beginning of period	4,560,540	6,024,023	2,244,240	880,210	3,620,964
End of period	$4,838,998	$5,379,379	$1,988,021	$805,908	$3,258,000

Beginning units	2,065,252	1,602,988	1,262,162	349,026	1,034,201
Units issued	387,292	89,828	90,567	2,855	181,873
Units redeemed	(333,400)	(103,243)	(163,105)	(8,065)	(112,789)
Ending units	2,119,144	1,589,573	1,189,624	343,816	1,103,285

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,388)	$(211,265)	$(17,734)	$1,094	$852
Capital gains distributions received	116,584	—	—	57,775	2,000
Net realized gain (loss) on shares redeemed	10,662	2,758,922	622,850	5,858	(2,367)
Net change in unrealized appreciation (depreciation) on investments	(254,578)	(15,588,964)	(1,477,096)	(94,875)	(6,422)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(128,720)	(13,041,307)	(871,980)	(30,148)	(5,937)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,004	5,928,122	2,611,389	6,692	3,176
Policy loans	—	(1,572,670)	(432,704)	(7,966)	(6,021)
Policy loan repayments and interest	1,796	942,189	136,880	107	107
Surrenders, withdrawals and death benefits	(13,492)	(3,958,569)	(598,560)	—	—
Net transfers between other subaccounts
or fixed rate option	(13,355)	8,709,754	712,742	(2,405)	(42,780)
Miscellaneous transactions	37	5,498	(2,897)	(15)	—
Other charges	(25,233)	(3,378,460)	(1,116,646)	(5,575)	(859)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(33,243)	6,675,864	1,310,204	(9,162)	(46,377)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(161,963)	(6,365,443)	438,224	(39,310)	(52,314)

NET ASSETS
Beginning of period	703,955	87,404,748	13,981,032	386,451	104,827
End of period	$541,992	$81,039,305	$14,419,256	$347,141	$52,513

Beginning units	532,255	20,758,701	684,859	112,109	51,036
Units issued	11,541	1,505,303	169,256	14,957	1,564
Units redeemed	(36,408)	(1,419,301)	(72,878)	(16,639)	(23,815)
Ending units	507,388	20,844,703	781,237	110,427	28,785

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Henderson VIT Enterprise Portfolio (Service Shares)	Janus Henderson VIT Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Shares)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,315)	$(517)	$20,337	$(88)	$5,532
Capital gains distributions received	51,571	44,451	33,603	6,401	260,116
Net realized gain (loss) on shares redeemed	32,020	57,043	114,088	1,543	278,747
Net change in unrealized appreciation (depreciation) on investments	(80,170)	(116,587)	(168,412)	(10,198)	(651,104)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,106	(15,610)	(384)	(2,342)	(106,709)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,229	21,232	16,731	—	220,548
Policy loans	(10,309)	(1,734)	—	—	(219,092)
Policy loan repayments and interest	1,752	1,347	—	—	251,117
Surrenders, withdrawals and death benefits	—	—	(392,391)	—	(586,453)
Net transfers between other subaccounts
or fixed rate option	(52,275)	85,236	19,548	—	(172,248)
Miscellaneous transactions	(48)	(628)	5,761	—	1,417
Other charges	(21,808)	(15,560)	(17,640)	(4,465)	(132,938)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(72,459)	89,893	(367,991)	(4,465)	(637,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,353)	74,283	(368,375)	(6,807)	(744,358)

NET ASSETS
Beginning of period	1,080,930	778,921	1,625,091	43,895	5,366,128
End of period	$1,009,577	$853,204	$1,256,716	$37,088	$4,621,770

Beginning units	1,479,733	377,337	565,363	31,697	2,294,080
Units issued	13,043	253,757	143,156	—	123,491
Units redeemed	(101,560)	(214,169)	(272,309)	(3,056)	(378,881)
Ending units	1,391,216	416,925	436,210	28,641	2,038,690

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(235,577)	$114,353	$(52,624)	$(831)	$4,152
Capital gains distributions received	—	—	—	448,368	282,423
Net realized gain (loss) on shares redeemed	3,016,394	(70,393)	571,301	124,993	10,996
Net change in unrealized appreciation (depreciation) on investments	(11,103,180)	(1,157,106)	(4,479,913)	(776,031)	(503,162)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,322,363)	(1,113,146)	(3,961,236)	(203,501)	(205,591)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,253,293	853,337	2,014,013	126,255	69,247
Policy loans	(2,173,656)	(220,098)	(542,421)	—	(63)
Policy loan repayments and interest	1,159,917	36,555	351,776	29	463
Surrenders, withdrawals and death benefits	(4,061,154)	(191,969)	(1,207,191)	(32,006)	(30,275)
Net transfers between other subaccounts
or fixed rate option	4,653,778	(615,779)	1,157,747	16,866	144,568
Miscellaneous transactions	8,925	(753)	853	(2,047)	277
Other charges	(3,934,355)	(393,605)	(985,888)	(145,229)	(66,404)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,906,748	(532,312)	788,889	(36,132)	117,813

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,415,615)	(1,645,458)	(3,172,347)	(239,633)	(87,778)

NET ASSETS
Beginning of period	100,433,263	8,013,350	29,635,183	4,026,840	1,386,387
End of period	$95,017,648	$6,367,892	$26,462,836	$3,787,207	$1,298,609

Beginning units	25,777,683	1,455,770	11,070,744	110,185	38,957
Units issued	1,401,134	357,911	1,096,744	31,390	13,841
Units redeemed	(1,691,832)	(358,429)	(910,217)	(15,866)	(3,583)
Ending units	25,486,985	1,455,252	11,257,271	125,709	49,215

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$25,544	$43,736	$6	$—	$(4)
Capital gains distributions received	—	218,709	—	—	—
Net realized gain (loss) on shares redeemed	38,962	21,983	4	5	262
Net change in unrealized appreciation (depreciation) on investments	(429,343)	(651,545)	(574)	(160)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(364,837)	(367,117)	(564)	(155)	258

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	55,721	104,099	216	75	—
Policy loans	(3,341)	—	—	—	—
Policy loan repayments and interest	834	—	—	—	—
Surrenders, withdrawals and death benefits	(3,220)	(2,854)	—	—	—
Net transfers between other subaccounts
or fixed rate option	(160,302)	346,979	—	—	(131)
Miscellaneous transactions	245	55	—	—	(127)
Other charges	(57,928)	(100,567)	(45)	(21)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(167,991)	347,712	171	54	(258)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(532,828)	(19,405)	(393)	(101)	—

NET ASSETS
Beginning of period	2,053,448	2,727,184	2,866	818	—
End of period	$1,520,620	$2,707,779	$2,473	$717	$—

Beginning units	103,442	95,398	720	261	—
Units issued	22,040	40,194	56	24	1,856,467
Units redeemed	(23,558)	(10,867)	(11)	(7)	(1,856,467)
Ending units	101,924	124,725	765	278	—

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(8)	$(561)	$(7)	$8	$265
Capital gains distributions received	—	113,799	145	—	—
Net realized gain (loss) on shares redeemed	62	(264,300)	55	(33)	38
Net change in unrealized appreciation (depreciation) on investments	(275)	57	(157)	(78)	(2,048)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(221)	(151,005)	36	(103)	(1,745)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	75	283	—	—	706
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(18,667)	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	88,727	—	—	—
Miscellaneous transactions	—	(10,640)	—	—	—
Other charges	(332)	(841)	(379)	(98)	(547)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(257)	58,862	(379)	(98)	159

TOTAL INCREASE (DECREASE) IN NET ASSETS	(478)	(92,143)	(343)	(201)	(1,586)

NET ASSETS
Beginning of period	3,488	303,146	2,725	605	12,085
End of period	$3,010	$211,003	$2,382	$404	$10,499

Beginning units	550	60,376	792	204	5,300
Units issued	9	3,624,353	—	—	318
Units redeemed	(49)	(3,634,868)	(103)	(33)	(242)
Ending units	510	49,861	689	171	5,376

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$27	$(9)	$(14)	$(4)	$(2)
Capital gains distributions received	—	223	—	176	256
Net realized gain (loss) on shares redeemed	3,698	87	18	3	3
Net change in unrealized appreciation (depreciation) on investments	(3,585)	(146)	(653)	(431)	(530)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	140	155	(649)	(256)	(273)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	358	75	287	150	150
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,337)	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(553)	(380)	(219)	(53)	(50)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(11,532)	(305)	68	97	100

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,392)	(150)	(581)	(159)	(173)

NET ASSETS
Beginning of period	12,305	3,619	5,438	1,981	1,918
End of period	$913	$3,469	$4,857	$1,822	$1,745

Beginning units	6,901	1,060	2,269	509	496
Units issued	197	15	118	36	38
Units redeemed	(6,525)	(100)	(88)	(12)	(12)
Ending units	573	975	2,299	533	522

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$2,898	$(60)	$7	$(1)	$203
Capital gains distributions received	—	2,281	22	—	1,374
Net realized gain (loss) on shares redeemed	—	1,041	1	(153)	(1,013)
Net change in unrealized appreciation (depreciation) on investments	—	(3,489)	(92)	58	(620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,898	(227)	(62)	(96)	(56)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	225	357	75	—	283
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(149,056)	—	—	—	(9,470)
Net transfers between other subaccounts
or fixed rate option	(127,880)	—	—	—	—
Miscellaneous transactions	(100)	(23)	—	—	—
Other charges	(4,756)	(2,975)	(24)	(107)	(962)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(281,567)	(2,641)	51	(107)	(10,149)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(278,669)	(2,868)	(11)	(203)	(10,205)

NET ASSETS
Beginning of period	1,780,803	23,391	890	729	12,852
End of period	$1,502,134	$20,523	$879	$526	$2,647

Beginning units	1,677,850	4,520	417	705	4,316
Units issued	35,346,562	61	34	—	103
Units redeemed	(35,611,357)	(530)	(11)	(115)	(3,474)
Ending units	1,413,055	4,051	440	590	945
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3)	$—	$(24)	$(42)	$(4)
Capital gains distributions received	—	—	632	1,206	33
Net realized gain (loss) on shares redeemed	570	(55)	133	31	13
Net change in unrealized appreciation (depreciation) on investments	—	—	(1,811)	(2,183)	(78)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	567	(55)	(1,070)	(988)	(36)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	882	75
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(568)	55	—	—	—
Miscellaneous transactions	1	—	—	—	—
Other charges	—	—	(1,762)	(213)	(31)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(567)	55	(1,762)	669	44

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(2,832)	(319)	8

NET ASSETS
Beginning of period	—	—	10,303	15,298	1,155
End of period	$—	$—	$7,471	$14,979	$1,163

Beginning units	—	—	2,886	3,524	272
Units issued	3,737,903	238,734	—	192	15
Units redeemed	(3,737,903)	(238,734)	(477)	(46)	(6)
Ending units	—	—	2,409	3,670	281

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$477	$73	$(124)	$(334)	$(62)
Capital gains distributions received	—	—	—	7,057	—
Net realized gain (loss) on shares redeemed	(851)	(46)	(18,121)	(85,986)	(7,390)
Net change in unrealized appreciation (depreciation) on investments	(437)	(167)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(811)	(140)	(18,245)	(79,263)	(7,452)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	358	706	—	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(8,042)	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(460)	12,798	44,476	(17,018)
Miscellaneous transactions	—	—	(2,887)	(6,624)	(270)
Other charges	(397)	(130)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(8,081)	116	9,911	37,852	(17,288)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,892)	(24)	(8,334)	(41,411)	(24,740)

NET ASSETS
Beginning of period	9,590	10,919	65,881	175,686	43,922
End of period	$698	$10,895	$57,547	$134,275	$19,182

Beginning units	4,769	4,885	8,019	12,399	7,316
Units issued	193	81,003	586,866	721,480	384,216
Units redeemed	(4,552)	(80,721)	(585,296)	(723,367)	(387,147)
Ending units	410	5,167	9,589	10,512	4,385

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(52)	$16	$(167,370)	$(10,942)	$(17,999)
Capital gains distributions received	2,206	29	—	—	—
Net realized gain (loss) on shares redeemed	444	2	3,508,545	234,243	192,206
Net change in unrealized appreciation (depreciation) on investments	(3,833)	(24)	(1,688,804)	(769,272)	(766,445)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,235)	23	1,652,371	(545,971)	(592,238)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	750	75	7,426,546	1,692,796	1,752,800
Policy loans	—	—	(1,244,542)	(319,982)	(169,446)
Policy loan repayments and interest	—	—	611,266	82,800	62,666
Surrenders, withdrawals and death benefits	—	—	(3,000,485)	(411,656)	(575,619)
Net transfers between other subaccounts
or fixed rate option	—	—	14,066,601	155,314	943,848
Miscellaneous transactions	—	—	(5,110)	(1,014)	(561)
Other charges	(1,461)	(21)	(4,200,662)	(630,434)	(782,307)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(711)	54	13,653,614	567,824	1,231,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,946)	77	15,305,985	21,853	639,143

NET ASSETS
Beginning of period	20,432	855	66,789,212	10,807,869	10,364,600
End of period	$18,486	$932	$82,095,197	$10,829,722	$11,003,743

Beginning units	7,025	229	2,611,439	429,616	540,789
Units issued	241	20	1,007,161	67,058	120,131
Units redeemed	(477)	(6)	(196,901)	(35,736)	(54,925)
Ending units	6,789	243	3,421,699	460,938	605,995

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(12,932)	$(10,672)	$(28,726)	$(88,909)	$(49,415)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	186,203	453,130	241,310	1,288,318	1,072,985
Net change in unrealized appreciation (depreciation) on investments	(1,259,010)	(2,269,401)	(1,419,630)	(7,446,742)	(1,766,660)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,085,739)	(1,826,943)	(1,207,046)	(6,247,333)	(743,090)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,153,333	1,428,510	3,108,941	3,843,733	2,148,583
Policy loans	(329,443)	(280,640)	(362,319)	(888,955)	(568,037)
Policy loan repayments and interest	148,112	55,778	189,327	520,724	237,517
Surrenders, withdrawals and death benefits	(290,747)	(438,745)	(371,816)	(1,750,494)	(838,862)
Net transfers between other subaccounts
or fixed rate option	2,900,419	(97,922)	6,906,910	2,174,819	1,176,912
Miscellaneous transactions	507	(259)	734	(106)	1,580
Other charges	(500,543)	(555,265)	(1,463,483)	(1,859,294)	(1,073,712)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,081,638	111,457	8,008,294	2,040,427	1,083,981

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,995,899	(1,715,486)	6,801,248	(4,206,906)	340,891

NET ASSETS
Beginning of period	8,486,187	10,642,604	14,462,911	41,715,993	23,506,540
End of period	$10,482,086	$8,927,118	$21,264,159	$37,509,087	$23,847,431

Beginning units	466,719	373,330	685,850	2,268,514	942,804
Units issued	308,418	43,743	627,442	345,445	174,944
Units redeemed	(37,824)	(38,864)	(31,595)	(178,588)	(81,302)
Ending units	737,313	378,209	1,281,697	2,435,371	1,036,446

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(30,154)	$(72,016)	$(13,907)	$(16,849)	$(39,687)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	224,328	1,086,190	14,601	83,486	211,110
Net change in unrealized appreciation (depreciation) on investments	(514,165)	(3,966,953)	59,687	(2,920,978)	(2,639,664)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(319,991)	(2,952,779)	60,381	(2,854,341)	(2,468,241)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,144,413	2,769,727	1,420,295	2,442,155	3,599,359
Policy loans	(180,906)	(710,074)	(151,551)	(457,815)	(223,519)
Policy loan repayments and interest	103,399	347,399	123,014	153,821	50,545
Surrenders, withdrawals and death benefits	(298,031)	(1,427,791)	(316,679)	(765,572)	(372,810)
Net transfers between other subaccounts
or fixed rate option	6,928,348	(342,699)	2,669,474	(231,165)	6,623,599
Miscellaneous transactions	1,488	7,803	(46)	1,182	5,438
Other charges	(1,457,598)	(1,467,150)	(793,979)	(885,590)	(1,595,011)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	8,241,113	(822,785)	2,950,528	257,016	8,087,601

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,921,122	(3,775,564)	3,010,909	(2,597,325)	5,619,360

NET ASSETS
Beginning of period	12,249,276	30,600,465	7,804,683	16,957,313	18,328,263
End of period	$20,170,398	$26,824,901	$10,815,592	$14,359,988	$23,947,623

Beginning units	621,887	1,147,991	632,748	1,024,484	1,053,250
Units issued	525,196	170,201	358,603	94,351	614,133
Units redeemed	(31,568)	(216,252)	(81,506)	(76,818)	(38,943)
Ending units	1,115,515	1,101,940	909,845	1,042,017	1,628,440

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(27,519)	$(12,632)	$1,532	$115,427	$15,335
Capital gains distributions received	—	—	87,042	512,731	212,893
Net realized gain (loss) on shares redeemed	152,699	14,933	9,045	125,125	(5,062)
Net change in unrealized appreciation (depreciation) on investments	(3,455,810)	139,112	(265,361)	(1,910,666)	(294,243)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,330,630)	141,413	(167,742)	(1,157,383)	(71,077)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,184,545	1,037,642	215,166	1,656,141	284,165
Policy loans	(323,735)	(143,896)	(12,872)	(94,503)	(20,443)
Policy loan repayments and interest	80,015	21,553	7,232	19,854	3,783
Surrenders, withdrawals and death benefits	(286,702)	(166,820)	(28,456)	(177,033)	(23,585)
Net transfers between other subaccounts
or fixed rate option	5,741,954	2,034,775	1,256,421	(77,668)	70,605
Miscellaneous transactions	212	739	(24)	(1,559)	272
Other charges	(1,017,069)	(491,549)	(100,922)	(519,199)	(126,171)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	6,379,220	2,292,444	1,336,545	806,033	188,626

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,048,590	2,433,857	1,168,803	(351,350)	117,549

NET ASSETS
Beginning of period	14,292,735	5,994,885	747,297	8,360,191	1,088,971
End of period	$17,341,325	$8,428,742	$1,916,100	$8,008,841	$1,206,520

Beginning units	937,925	495,965	40,751	298,707	63,299
Units issued	606,265	286,587	100,561	61,819	22,709
Units redeemed	(56,045)	(65,198)	(4,908)	(31,907)	(10,791)
Ending units	1,488,145	717,354	136,404	328,619	75,217

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS® Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$6,226	$120,965	$(118,002)	$(63,546)	$(105,233)
Capital gains distributions received	524,704	47,878	—	—	—
Net realized gain (loss) on shares redeemed	8,612	21,060	940,124	538,805	2,075,499
Net change in unrealized appreciation (depreciation) on investments	(1,507,153)	(96,480)	(1,306,307)	(2,025,702)	(5,462,631)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(967,611)	93,423	(484,185)	(1,550,443)	(3,492,365)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	830,193	2,663,774	3,755,118	4,255,502	6,402,876
Policy loans	(52,342)	(164,870)	(3,771,609)	(230,368)	(1,503,140)
Policy loan repayments and interest	47,404	74,269	524,037	23,705	626,652
Surrenders, withdrawals and death benefits	(43,850)	(291,332)	(5,201,341)	(2,189,125)	(2,758,429)
Net transfers between other subaccounts
or fixed rate option	1,944,754	1,157,955	2,080,411	5,359,856	(1,179,450)
Miscellaneous transactions	2,743	(211)	(2,784)	(45,079)	9,002
Other charges	(384,395)	(1,130,774)	(2,097,485)	(2,043,123)	(2,679,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,344,507	2,308,811	(4,713,653)	5,131,368	(1,081,733)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,376,896	2,402,234	(5,197,838)	3,580,925	(4,574,098)

NET ASSETS
Beginning of period	4,320,342	10,704,572	55,270,028	24,124,403	69,883,516
End of period	$5,697,238	$13,106,806	$50,072,190	$27,705,328	$65,309,418

Beginning units	263,327	710,903	4,310,829	999,965	3,720,343
Units issued	195,157	235,840	520,763	358,489	284,631
Units redeemed	(16,294)	(47,743)	(834,653)	(142,405)	(325,329)
Ending units	442,190	899,000	3,996,939	1,216,049	3,679,645

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(301,933)	$(64,702)	$(18,355)	$(92,343)	$(25,233)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,697,634	641,900	148,063	508,185	146,860
Net change in unrealized appreciation (depreciation) on investments	(13,116,727)	(1,500,056)	(730,887)	(3,558,025)	(794,512)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,721,026)	(922,858)	(601,179)	(3,142,183)	(672,885)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,006,873	2,927,726	1,272,540	6,082,099	1,660,933
Policy loans	(6,177,148)	(568,896)	(36,802)	(258,548)	(151,774)
Policy loan repayments and interest	1,294,648	300,920	9,633	62,464	20,375
Surrenders, withdrawals and death benefits	(8,319,890)	(1,682,076)	(395,488)	(739,973)	(286,533)
Net transfers between other subaccounts
or fixed rate option	15,747,644	2,696,985	559,910	5,689,744	1,276,432
Miscellaneous transactions	12,867	(460)	(843)	(4,352)	398
Other charges	(9,886,421)	(1,702,280)	(660,162)	(3,230,190)	(882,965)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	11,678,573	1,971,919	748,788	7,601,244	1,636,866

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,957,547	1,049,061	147,609	4,459,061	963,981

NET ASSETS
Beginning of period	157,924,210	28,852,702	7,020,685	33,714,992	9,332,128
End of period	$160,881,757	$29,901,763	$7,168,294	$38,174,053	$10,296,109

Beginning units	8,243,530	1,767,592	317,596	1,354,209	372,255
Units issued	1,393,459	307,022	69,339	440,288	93,421
Units redeemed	(787,094)	(185,179)	(34,558)	(130,987)	(28,187)
Ending units	8,849,895	1,889,435	352,377	1,663,510	437,489

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(11,249)	$(349,002)	$69,561	$91,817	$14,445
Capital gains distributions received	—	—	309,343	165,021	19,599
Net realized gain (loss) on shares redeemed	94,285	3,448,096	80,659	20,418	6,190
Net change in unrealized appreciation (depreciation) on investments	(468,223)	(13,486,828)	(1,393,063)	(783,053)	(79,850)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(385,187)	(10,387,734)	(933,500)	(505,797)	(39,616)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	851,524	19,317,437	1,841,667	991,256	165,500
Policy loans	(40,766)	(3,661,396)	(30,672)	(43,658)	(2,654)
Policy loan repayments and interest	7,515	1,339,702	19,910	8,203	2,008
Surrenders, withdrawals and death benefits	(113,345)	(9,317,183)	(70,240)	(32,402)	(2,142)
Net transfers between other subaccounts
or fixed rate option	430,911	1,375,586	1,788,488	3,986,615	418,452
Miscellaneous transactions	371	8,002	2,536	1,832	127
Other charges	(431,072)	(8,813,508)	(782,739)	(720,986)	(110,919)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	705,138	248,640	2,768,950	4,190,860	470,372

TOTAL INCREASE (DECREASE) IN NET ASSETS	319,951	(10,139,094)	1,835,450	3,685,063	430,756

NET ASSETS
Beginning of period	4,283,026	190,644,472	6,800,005	5,918,031	945,607
End of period	$4,602,977	$180,505,378	$8,635,455	$9,603,094	$1,376,363

Beginning units	205,825	13,698,284	400,330	473,348	82,421
Units issued	60,312	1,086,611	236,115	439,380	54,420
Units redeemed	(25,355)	(1,070,660)	(39,727)	(68,520)	(12,205)
Ending units	240,782	13,714,235	596,718	844,208	124,636

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$130,614	$172,224	$60,926	$100,794	$79,383
Capital gains distributions received	497,244	392,474	217,480	420,457	266,898
Net realized gain (loss) on shares redeemed	90,447	51,913	18,870	46,409	34,661
Net change in unrealized appreciation (depreciation) on investments	(1,953,657)	(1,773,382)	(555,509)	(1,267,412)	(820,171)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,235,352)	(1,156,771)	(258,233)	(699,752)	(439,229)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,504,396	1,601,876	711,125	1,351,296	1,020,630
Policy loans	(253,466)	(44,590)	(22,717)	(133,181)	(41,215)
Policy loan repayments and interest	12,357	697,721	2,785	22,610	2,991
Surrenders, withdrawals and death benefits	(124,158)	(167,441)	(43,669)	(64,805)	(180,955)
Net transfers between other subaccounts
or fixed rate option	3,953,938	5,170,291	225,132	816,985	1,914,777
Miscellaneous transactions	14,426	(1,126)	(177)	(143)	(521)
Other charges	(1,377,231)	(1,217,538)	(461,677)	(725,000)	(661,278)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	4,730,262	6,039,193	410,802	1,267,762	2,054,429

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,494,910	4,882,422	152,569	568,010	1,615,200

NET ASSETS
Beginning of period	9,359,954	10,368,900	3,816,425	6,963,009	4,999,004
End of period	$12,854,864	$15,251,322	$3,968,994	$7,531,019	$6,614,204

Beginning units	583,144	710,107	287,352	492,331	358,886
Units issued	427,548	540,935	67,945	139,640	193,065
Units redeemed	(76,167)	(55,259)	(36,560)	(46,660)	(40,724)
Ending units	934,525	1,195,783	318,737	585,311	511,227

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$90,683	$618,304	$522,150	$47,645	$38,228
Capital gains distributions received	2,375,563	2,507,253	1,188,899	1,160,497	1,021,399
Net realized gain (loss) on shares redeemed	37,324	35,686	21,995	51,791	12,753
Net change in unrealized appreciation (depreciation) on investments	(4,143,144)	(5,428,680)	(6,065,242)	(2,903,853)	(4,052,869)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,639,574)	(2,267,437)	(4,332,198)	(1,643,920)	(2,980,489)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,699,426	6,519,233	3,311,282	3,284,512	2,881,337
Policy loans	(108,305)	(151,214)	(50,274)	(136,038)	(56,133)
Policy loan repayments and interest	163,272	28,560	14,993	30,455	13,285
Surrenders, withdrawals and death benefits	(190,471)	(223,096)	(132,588)	(379,029)	(137,592)
Net transfers between other subaccounts
or fixed rate option	18,178,150	20,833,250	14,209,698	6,934,855	6,994,450
Miscellaneous transactions	2,335	(29,224)	1,399	(2,721)	1,606
Other charges	(2,388,515)	(3,065,952)	(1,633,670)	(1,528,786)	(1,332,269)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	21,355,892	23,911,557	15,720,840	8,203,248	8,364,684

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,716,318	21,644,120	11,388,642	6,559,328	5,384,195

NET ASSETS
Beginning of period	16,527,370	28,531,183	20,650,286	12,705,974	11,115,859
End of period	$36,243,688	$50,175,303	$32,038,928	$19,265,302	$16,500,054

Beginning units	1,114,073	1,886,293	1,694,457	936,804	829,404
Units issued	1,407,752	1,560,890	1,418,892	652,484	651,494
Units redeemed	(34,986)	(70,340)	(74,916)	(44,942)	(20,506)
Ending units	2,486,839	3,376,843	3,038,433	1,544,346	1,460,392

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$320,172	$114,096	$54,461	$8,711	$6,085
Capital gains distributions received	—	194,135	260,565	144,136	139,581
Net realized gain (loss) on shares redeemed	3,565	(10,557)	5,337	724	(6,486)
Net change in unrealized appreciation (depreciation) on investments	(802,347)	(761,553)	(932,473)	(266,760)	(183,700)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(478,610)	(463,879)	(612,110)	(113,189)	(44,520)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,324,959	494,755	654,177	272,023	308,018
Policy loans	(120,364)	(11,646)	(19,364)	(9,559)	(3,309)
Policy loan repayments and interest	2,288	1,352	14,732	222	1,596
Surrenders, withdrawals and death benefits	(35,097)	(89,590)	(40,473)	(27,251)	(19,496)
Net transfers between other subaccounts
or fixed rate option	3,818,894	846,836	1,661,816	173,286	(86,246)
Miscellaneous transactions	(134)	2,335	(905)	(265)	43
Other charges	(670,303)	(372,193)	(337,919)	(109,671)	(102,485)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	4,320,243	871,849	1,932,064	298,785	98,121

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,841,633	407,970	1,319,954	185,596	53,601

NET ASSETS
Beginning of period	5,583,253	4,081,458	2,631,859	1,172,450	1,361,338
End of period	$9,424,886	$4,489,428	$3,951,813	$1,358,046	$1,414,939

Beginning units	480,172	345,549	224,828	78,115	78,557
Units issued	407,855	113,811	190,846	24,791	17,057
Units redeemed	(30,473)	(39,456)	(15,896)	(5,329)	(12,019)
Ending units	857,554	419,904	399,778	97,577	83,595
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$78,404	$(3,541)	$480,066	$172,107	$287,000
Capital gains distributions received	488,649	503,967	—	863,300	1,478,739
Net realized gain (loss) on shares redeemed	(21,314)	26,668	(16,594)	7,299	3,354
Net change in unrealized appreciation (depreciation) on investments	(813,163)	(581,033)	(512,534)	(2,614,400)	(4,080,067)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(267,424)	(53,939)	(49,062)	(1,571,694)	(2,310,974)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	882,763	700,626	2,507,890	2,102,494	1,877,135
Policy loans	(210,183)	(44,611)	(46,730)	(49,317)	(43,561)
Policy loan repayments and interest	32,190	7,330	10,439	14,350	4,895
Surrenders, withdrawals and death benefits	(146,572)	(64,232)	(55,977)	(79,762)	(67,838)
Net transfers between other subaccounts
or fixed rate option	647,748	379,068	9,609,858	6,026,569	3,643,982
Miscellaneous transactions	(1,465)	(302)	(1,456)	1,436	(140)
Other charges	(338,363)	(306,572)	(1,350,924)	(1,036,299)	(1,112,804)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	866,118	671,307	10,673,100	6,979,471	4,301,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	598,694	617,368	10,624,038	5,407,777	1,990,695

NET ASSETS
Beginning of period	3,854,234	2,977,402	9,662,041	9,378,894	13,154,452
End of period	$4,452,928	$3,594,770	$20,286,079	$14,786,671	$15,145,147

Beginning units	235,358	170,211	899,350	683,864	928,258
Units issued	95,794	50,095	1,068,337	563,471	330,217
Units redeemed	(42,933)	(15,199)	(54,698)	(36,290)	(21,535)
Ending units	288,219	205,107	1,912,989	1,211,045	1,236,940

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio	Calvert VP EAFE International Index Portfolio (Class F)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	8/20/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$567,787	$231,110	$(9,104)	$(88,386)	$(3)
Capital gains distributions received	149,241	890,749	—	—	—
Net realized gain (loss) on shares redeemed	132,374	9,627	311,289	416,677	—
Net change in unrealized appreciation (depreciation) on investments	(3,350,638)	(2,373,400)	(1,302,169)	(7,414,318)	(695)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,501,236)	(1,241,914)	(999,984)	(7,086,027)	(698)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,097,070	1,447,440	1,135,437	3,301,078	—
Policy loans	(59,039)	(32,806)	(200,583)	(809,199)	—
Policy loan repayments and interest	5,587	10,752	76,221	429,125	—
Surrenders, withdrawals and death benefits	(163,826)	(64,613)	(422,118)	(2,387,611)	—
Net transfers between other subaccounts
or fixed rate option	30,720,088	3,428,446	426,663	2,000,333	30,430
Miscellaneous transactions	(10,252)	2,444	(2,189)	(1,161)	(81)
Other charges	(2,799,037)	(834,435)	(508,097)	(1,678,660)	(102)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	31,790,591	3,957,228	505,334	853,905	30,247

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,289,355	2,715,314	(494,650)	(6,232,122)	29,549

NET ASSETS
Beginning of period	23,407,373	10,411,522	8,307,160	43,362,755	—
End of period	$52,696,728	$13,126,836	$7,812,510	$37,130,633	$29,549

Beginning units	1,559,960	701,855	286,773	3,840,794	—
Units issued	2,194,115	290,461	42,378	478,904	3,300
Units redeemed	(58,533)	(21,124)	(26,096)	(392,314)	—
Ending units	3,695,542	971,192	303,055	3,927,384	3,300

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
	8/20/2018*	8/20/2018*
	to	to
	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1)	$(8)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	(3)	(1)
Net change in unrealized appreciation (depreciation) on investments	(55)	(803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59)	(812)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	431	402
Policy loans	—	—
Policy loan repayments and interest	—	—
Surrenders, withdrawals and death benefits	—	—
Net transfers between other subaccounts
or fixed rate option	21,522	80,883
Miscellaneous transactions	2	(53)
Other charges	(266)	(297)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	21,689	80,935

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,630	80,123

NET ASSETS
Beginning of period	—	—
End of period	$21,630	$80,123

Beginning units	—	—
Units issued	2,529	9,652
Units redeemed	(8)	(3)
Ending units	2,521	9,649

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$189,590	$(606,315)	$(228,721)	$(78,363)	$(273,624)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,169,470	2,546,548	484,887	2,382,727
Net change in unrealized appreciation (depreciation) on investments	—	8,543,430	17,726,049	2,996,828	3,801,773
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	189,590	9,106,585	20,043,876	3,403,352	5,910,876

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	194,100,207	7,822,049	6,133,334	4,519,055	1,945,490
Policy loans	(3,395,880)	(905,791)	(1,601,371)	(114,783)	(86,676)
Policy loan repayments and interest	627,487	538,779	774,928	20,708	53,784
Surrenders, withdrawals and death benefits	(23,932,713)	(2,366,067)	(2,970,617)	(443,411)	(5,489,908)
Net transfers between other subaccounts
or fixed rate option	(155,226,578)	6,044,770	1,066,218	4,561,030	(6,582,642)
Miscellaneous transactions	36,823	(31,906)	2,186	1,012	(21,766)
Other charges	(8,828,385)	(5,015,471)	(3,393,911)	(2,563,644)	(1,425,448)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,380,961	6,086,363	10,767	5,979,967	(11,607,166)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,570,551	15,192,948	20,054,643	9,383,319	(5,696,290)

NET ASSETS
Beginning of period	177,966,653	136,340,602	78,809,720	21,035,600	58,287,561
End of period	$181,537,204	$151,533,550	$98,864,363	$30,418,919	$52,591,271

Beginning units	101,402,795	39,905,293	31,353,510	2,262,749	9,992,830
Units issued	60,169,695	4,369,635	1,395,320	464,313	1,804,318
Units redeemed	(64,330,988)	(3,120,456)	(1,836,687)	(352,947)	(4,397,687)
Ending units	97,241,502	41,154,472	30,912,143	2,374,115	7,399,461

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(204,092)	$2,759,564	$(13,408)	$6,200,262	$(85,916)
Capital gains distributions received	—	—	—	10,188,845	—
Net realized gain (loss) on shares redeemed	1,596,875	171,643	(271,437)	7,573,437	643,081
Net change in unrealized appreciation (depreciation) on investments	10,348,670	380,262	297,489	75,045,897	5,629,566
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,741,453	3,311,469	12,644	99,008,441	6,186,731

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,824,873	4,230,554	2,218,258	20,941,020	2,013,974
Policy loans	(1,521,964)	(1,031,252)	(243,498)	(3,865,457)	(519,593)
Policy loan repayments and interest	615,758	328,142	75,236	2,242,832	299,030
Surrenders, withdrawals and death benefits	(2,112,748)	(1,562,982)	(364,706)	(8,348,928)	(934,330)
Net transfers between other subaccounts
or fixed rate option	440,892	4,668,813	111,466	10,908,380	810,900
Miscellaneous transactions	(1,367)	(2,232)	848	(202,310)	939
Other charges	(2,637,733)	(2,324,090)	(813,833)	(13,625,098)	(965,426)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(392,289)	4,306,953	983,771	8,050,439	705,494

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,349,164	7,618,422	996,415	107,058,880	6,892,225

NET ASSETS
Beginning of period	70,649,988	42,565,229	11,949,761	470,672,125	25,059,699
End of period	$81,999,152	$50,183,651	$12,946,176	$577,731,005	$31,951,924

Beginning units	7,320,284	14,353,380	1,878,938	137,201,638	12,302,224
Units issued	360,784	1,618,603	360,336	6,163,041	819,154
Units redeemed	(482,309)	(1,258,763)	(199,293)	(7,594,479)	(779,076)
Ending units	7,198,759	14,713,220	2,039,981	135,770,200	12,342,302

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(452,955)	$(300,522)	$(202,941)	$207,675	$(11,974)
Capital gains distributions received	—	—	—	1,657,572	24,980
Net realized gain (loss) on shares redeemed	595,484	4,415,665	1,783,159	429,773	67,427
Net change in unrealized appreciation (depreciation) on investments	1,598,733	31,376,668	3,395,903	7,290,288	536,937
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,741,262	35,491,811	4,976,121	9,585,308	617,370

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	85,029	7,062,263	1,450,988	62,363	81,017
Policy loans	(193,216)	(2,495,909)	(142,004)	(3,359)	—
Policy loan repayments and interest	164,062	954,194	27,244	8,351	3,168
Surrenders, withdrawals and death benefits	(5,294,031)	(4,358,732)	(199,033)	(82,856)	(131,140)
Net transfers between other subaccounts
or fixed rate option	32,829,476	2,801,993	(1,606,177)	(1,588,814)	(33,912)
Miscellaneous transactions	(3,058)	(4,020)	(99,086)	(107,856)	(172)
Other charges	(983,659)	(4,196,318)	(847,652)	(293,061)	(108,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	26,604,603	(236,529)	(1,415,720)	(2,005,232)	(189,875)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,345,865	35,255,282	3,560,401	7,580,076	427,495

NET ASSETS
Beginning of period	44,571,774	98,074,773	40,470,347	35,577,281	2,383,242
End of period	$72,917,639	$133,330,055	$44,030,748	$43,157,357	$2,810,737

Beginning units	11,034,065	42,069,736	4,132,326	23,919,587	1,891,374
Units issued	10,813,520	1,795,956	124,822	804,518	101,250
Units redeemed	(4,205,993)	(3,035,804)	(355,328)	(1,847,364)	(244,393)
Ending units	17,641,592	40,829,888	3,901,820	22,876,741	1,748,231

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	American Century VP Income & Growth Fund (Class I)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(16,653)	$57,040	$(16,313)	$18,812	$17,656
Capital gains distributions received	168,350	—	247,591	24,210	30,986
Net realized gain (loss) on shares redeemed	287,489	312,198	(122,632)	158,986	93,239
Net change in unrealized appreciation (depreciation) on investments	615,142	83,604	360,223	(38,638)	71,610
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,054,328	452,842	468,869	163,370	213,491

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	40,905	98,384	56,569	7,440	1,451
Policy loans	(5,649)	(1,956)	(124,529)	—	—
Policy loan repayments and interest	4,767	617	4,292	—	—
Surrenders, withdrawals and death benefits	(157,636)	(297,365)	(62,579)	—	—
Net transfers between other subaccounts
or fixed rate option	383,693	75,858	(835,862)	(465,123)	1,459,895
Miscellaneous transactions	(2,662)	1,599	50	52	(98)
Other charges	(120,377)	(153,703)	(64,322)	(20,031)	(13,255)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	143,041	(276,566)	(1,026,381)	(477,662)	1,447,993

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,197,369	176,276	(557,512)	(314,292)	1,661,484

NET ASSETS
Beginning of period	3,363,171	5,847,747	2,801,752	1,194,502	1,959,480
End of period	$4,560,540	$6,024,023	$2,244,240	$880,210	$3,620,964

Beginning units	2,064,581	1,683,304	1,870,675	569,575	644,422
Units issued	508,302	227,982	32,648	152,368	684,141
Units redeemed	(507,631)	(308,298)	(641,161)	(372,917)	(294,362)
Ending units	2,065,252	1,602,988	1,262,162	349,026	1,034,201

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	Prudential SP Small Cap Value Portfolio (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	Invesco V.I. Managed Volatility Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,452)	$(184,329)	$(13,362)	$1,306	$1,119
Capital gains distributions received	21,767	—	—	41,636	—
Net realized gain (loss) on shares redeemed	382,099	2,691,266	346,270	6,616	(167)
Net change in unrealized appreciation (depreciation) on investments	(164,752)	6,721,824	2,827,064	(11,407)	8,727
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	236,662	9,228,761	3,159,972	38,151	9,679

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,944	5,187,333	2,486,357	7,782	4,717
Policy loans	(5,564)	(1,406,124)	(300,719)	—	—
Policy loan repayments and interest	2,604	825,293	46,170	—	—
Surrenders, withdrawals and death benefits	(2,668)	(2,989,811)	(515,976)	—	—
Net transfers between other subaccounts
or fixed rate option	(1,309,823)	2,739,292	(101,767)	1,413	—
Miscellaneous transactions	(232)	8,252	744	(22)	—
Other charges	(29,552)	(2,878,913)	(1,059,530)	(5,022)	(1,249)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(1,329,291)	1,485,322	555,279	4,151	3,468

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,092,629)	10,714,083	3,715,251	42,302	13,147

NET ASSETS
Beginning of period	1,796,584	76,690,665	10,265,781	344,149	91,680
End of period	$703,955	$87,404,748	$13,981,032	$386,451	$104,827

Beginning units	1,690,139	20,975,061	645,854	111,162	49,249
Units issued	86,430	1,216,143	97,732	29,621	2,431
Units redeemed	(1,244,314)	(1,432,503)	(58,727)	(28,674)	(644)
Ending units	532,255	20,758,701	684,859	112,109	51,036

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Invesco V.I. Technology Fund (Series I)	Janus Henderson VIT Enterprise Portfolio (Service Shares)	Janus Henderson VIT Balanced Portfolio (Service Shares)	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Shares)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,297)	$2,587	$18,108	$(84)	$(301)
Capital gains distributions received	62,621	44,120	2,914	4,345	48,242
Net realized gain (loss) on shares redeemed	77,542	38,975	8,139	2,620	160,994
Net change in unrealized appreciation (depreciation) on investments	202,626	53,678	218,509	3,474	994,986
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	340,492	139,360	247,670	10,355	1,203,921

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,863	16,681	41,022	—	258,898
Policy loans	(220,820)	(1,634)	—	—	(138,571)
Policy loan repayments and interest	1,438	100,449	—	—	68,343
Surrenders, withdrawals and death benefits	—	(158,302)	(23,753)	(3,074)	(275,815)
Net transfers between other subaccounts
or fixed rate option	3,179	320,139	63,298	—	(283,054)
Miscellaneous transactions	(113)	7,530	5	—	(173)
Other charges	(18,389)	(10,968)	(30,165)	(4,278)	(131,738)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(222,842)	273,895	50,407	(7,352)	(502,110)

TOTAL INCREASE (DECREASE) IN NET ASSETS	117,650	413,255	298,077	3,003	701,811

NET ASSETS
Beginning of period	963,280	365,666	1,327,014	40,892	4,664,317
End of period	$1,080,930	$778,921	$1,625,091	$43,895	$5,366,128

Beginning units	1,778,286	224,673	544,309	37,854	2,537,216
Units issued	23,683	304,937	43,265	—	123,533
Units redeemed	(322,236)	(152,273)	(22,211)	(6,157)	(366,669)
Ending units	1,479,733	377,337	565,363	31,697	2,294,080

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Prudential SP International Growth Portfolio (Class I)	M Large Cap Growth Fund	M Capital Appreciation Fund
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(202,374)	$93,838	$(44,263)	$(302)	$(293)
Capital gains distributions received	—	—	—	108,114	143,277
Net realized gain (loss) on shares redeemed	2,181,851	(99,176)	282,941	47,730	93,284
Net change in unrealized appreciation (depreciation) on investments	16,058,760	1,595,400	7,386,379	1,012,310	(8,345)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,038,237	1,590,062	7,625,057	1,167,852	227,923

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,811,752	829,620	1,989,698	88,528	52,172
Policy loans	(1,687,792)	(65,429)	(481,451)	(252)	(1,610)
Policy loan repayments and interest	855,630	19,729	280,695	158	19
Surrenders, withdrawals and death benefits	(3,157,404)	(224,430)	(951,831)	(169,858)	(186,465)
Net transfers between other subaccounts
or fixed rate option	1,951,362	1,217,785	1,025,324	(256,134)	(162,050)
Miscellaneous transactions	1,251	2,091	352	(40)	(1,794)
Other charges	(3,438,691)	(352,583)	(909,255)	(113,662)	(44,139)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1,336,108	1,426,783	953,532	(451,260)	(343,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,374,345	3,016,845	8,578,589	716,592	(115,944)

NET ASSETS
Beginning of period	81,058,918	4,996,505	21,056,594	3,310,248	1,502,331
End of period	$100,433,263	$8,013,350	$29,635,183	$4,026,840	$1,386,387

Beginning units	26,137,357	1,293,913	10,782,783	123,007	47,769
Units issued	1,168,811	275,391	979,317	15,029	10,922
Units redeemed	(1,528,485)	(113,534)	(691,356)	(27,851)	(19,734)
Ending units	25,777,683	1,455,770	11,070,744	110,185	38,957

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bear
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$31,476	$37,836	$(7)	$2	$—
Capital gains distributions received	—	127,214	84	—	—
Net realized gain (loss) on shares redeemed	(7,188)	43,554	2	4	(121)
Net change in unrealized appreciation (depreciation) on investments	370,603	147,424	597	142	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	394,891	356,028	676	148	(121)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	44,682	61,201	197	56	—
Policy loans	(3,033)	—	—	—	—
Policy loan repayments and interest	34	—	—	—	—
Surrenders, withdrawals and death benefits	(42,079)	(153,093)	—	—	—
Net transfers between other subaccounts
or fixed rate option	(23,738)	(147,936)	—	—	121
Miscellaneous transactions	(164)	(634)	—	—	—
Other charges	(54,337)	(71,587)	(43)	(20)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(78,635)	(312,049)	154	36	121

TOTAL INCREASE (DECREASE) IN NET ASSETS	316,256	43,979	830	184	—

NET ASSETS
Beginning of period	1,737,192	2,683,205	2,036	634	—
End of period	$2,053,448	$2,727,184	$2,866	$818	$—

Beginning units	108,772	107,118	678	248	—
Units issued	11,270	17,362	54	19	123,155
Units redeemed	(16,600)	(29,082)	(12)	(6)	(123,155)
Ending units	103,442	95,398	720	261	—

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Biotechnology	ProFund VP UltraBull	ProFund VP Consumer Services	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(8)	$(540)	$(7)	$7	$172
Capital gains distributions received	—	8,312	—	—	—
Net realized gain (loss) on shares redeemed	35	126,056	5	(43)	25
Net change in unrealized appreciation (depreciation) on investments	639	942	443	6	1,749
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	666	134,770	441	(30)	1,946

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56	848	—	—	705
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(488,806)	—	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(311)	(1,186)	(327)	(106)	(574)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(255)	(489,144)	(327)	(106)	131

TOTAL INCREASE (DECREASE) IN NET ASSETS	411	(354,374)	114	(136)	2,077

NET ASSETS
Beginning of period	3,077	657,520	2,611	741	10,008
End of period	$3,488	$303,146	$2,725	$605	$12,085

Beginning units	593	184,213	896	241	5,241
Units issued	6	4,072,108	—	—	328
Units redeemed	(49)	(4,195,945)	(104)	(37)	(269)
Ending units	550	60,376	792	204	5,300

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Japan	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$11	$(8)	$(12)	$(4)	$2
Capital gains distributions received	—	215	—	167	111
Net realized gain (loss) on shares redeemed	213	73	(4)	4	7
Net change in unrealized appreciation (depreciation) on investments	1,635	371	848	129	58
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,859	651	832	296	178

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	903	56	269	112	112
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(833)	(342)	(218)	(49)	(49)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	70	(286)	51	63	63

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,929	365	883	359	241

NET ASSETS
Beginning of period	10,376	3,254	4,555	1,622	1,677
End of period	$12,305	$3,619	$5,438	$1,981	$1,918

Beginning units	6,860	1,150	2,246	492	478
Units issued	554	12	119	30	30
Units redeemed	(513)	(102)	(96)	(13)	(12)
Ending units	6,901	1,060	2,269	509	496
The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Government Money Market	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Real Estate
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,238)	$(55)	$6	$(3)	$93
Capital gains distributions received	—	86	4	—	527
Net realized gain (loss) on shares redeemed	—	725	1	(161)	1,104
Net change in unrealized appreciation (depreciation) on investments	—	4,984	68	206	(663)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,238)	5,740	79	42	1,061

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	169	339	56	—	848
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(312,273)	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	989,272	—	—	—	(103)
Miscellaneous transactions	(1,000)	—	—	—	—
Other charges	(12,881)	(2,742)	(24)	(138)	(1,336)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	663,287	(2,403)	32	(138)	(591)

TOTAL INCREASE (DECREASE) IN NET ASSETS	659,049	3,337	111	(96)	470

NET ASSETS
Beginning of period	1,121,754	20,054	779	825	12,382
End of period	$1,780,803	$23,391	$890	$729	$12,852

Beginning units	1,053,894	5,039	402	838	4,481
Units issued	32,558,594	65	26	—	14,701
Units redeemed	(31,934,638)	(584)	(11)	(133)	(14,866)
Ending units	1,677,850	4,520	417	705	4,316

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Growth	ProFund VP Technology
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$—	$—	$(26)	$(34)	$(3)
Capital gains distributions received	—	—	1,244	1,198	—
Net realized gain (loss) on shares redeemed	—	—	1,471	20	8
Net change in unrealized appreciation (depreciation) on investments	—	—	(1,667)	510	285
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	—	—	1,022	1,694	290

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	882	57
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	173	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	(1,812)	(187)	(28)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	(1,639)	695	29

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	(617)	2,389	319

NET ASSETS
Beginning of period	—	—	10,920	12,909	836
End of period	$—	$—	$10,303	$15,298	$1,155

Beginning units	—	—	3,431	3,351	266
Units issued	—	—	6,048	220	14
Units redeemed	—	—	(6,593)	(47)	(8)
Ending units	—	—	2,886	3,524	272

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP U.S. Government Plus	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$432	$22	$(128)	$(302)	$(61)
Capital gains distributions received	558	—	—	—	—
Net realized gain (loss) on shares redeemed	50	(681)	35,817	120,249	22,129
Net change in unrealized appreciation (depreciation) on investments	(1,283)	2,088	138	1,019	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(243)	1,429	35,827	120,966	22,068

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	905	706	—	—	—
Policy loans	—	—	—	—	—
Policy loan repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(536)	(121,633)	(324,499)	(53,989)
Miscellaneous transactions	—	—	(4)	(10)	2
Other charges	(676)	(138)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	229	32	(121,637)	(324,509)	(53,987)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14)	1,461	(85,810)	(203,543)	(31,919)

NET ASSETS
Beginning of period	9,604	9,458	151,691	379,229	75,841
End of period	$9,590	$10,919	$65,881	$175,686	$43,922

Beginning units	4,663	4,622	23,734	44,939	15,777
Units issued	457	135,672	618,213	895,897	430,435
Units redeemed	(351)	(135,409)	(633,928)	(928,437)	(438,896)
Ending units	4,769	4,885	8,019	12,399	7,316

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Utilities	AST T. Rowe Price Large-Cap Growth Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(47)	$15	$(112,973)	$(10,355)	$(15,355)
Capital gains distributions received	496	29	—	—	—
Net realized gain (loss) on shares redeemed	431	3	1,021,578	281,032	137,370
Net change in unrealized appreciation (depreciation) on investments	2,439	28	15,590,151	353,303	933,977
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,319	75	16,498,756	623,980	1,055,992

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	713	55	5,182,656	1,718,449	1,709,876
Policy loans	—	—	(843,626)	(231,500)	(183,978)
Policy loan repayments and interest	—	—	401,108	48,033	103,083
Surrenders, withdrawals and death benefits	—	—	(1,218,051)	(431,124)	(241,169)
Net transfers between other subaccounts
or fixed rate option	—	—	8,106,546	(252,986)	277,958
Miscellaneous transactions	—	—	(2,805)	(130)	(267)
Other charges	(1,421)	(23)	(2,807,383)	(668,433)	(764,700)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(708)	32	8,818,445	182,309	900,803

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,611	107	25,317,201	806,289	1,956,795

NET ASSETS
Beginning of period	17,821	748	41,472,011	10,001,580	8,407,805
End of period	$20,432	$855	$66,789,212	$10,807,869	$10,364,600

Beginning units	7,294	221	2,048,953	421,909	491,184
Units issued	249	14	670,509	47,686	92,860
Units redeemed	(518)	(6)	(108,023)	(39,979)	(43,255)
Ending units	7,025	229	2,611,439	429,616	540,789

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(8,059)	$(9,836)	$(14,797)	$(76,429)	$(39,676)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	89,135	267,825	197,972	1,136,930	764,484
Net change in unrealized appreciation (depreciation) on investments	1,057,345	460,981	2,424,210	5,545,074	4,935,273
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,138,421	718,970	2,607,385	6,605,575	5,660,081

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,026,509	1,327,272	2,169,673	3,475,005	1,961,361
Policy loans	(118,005)	(241,497)	(211,211)	(603,465)	(447,575)
Policy loan repayments and interest	39,969	58,817	67,838	323,450	232,925
Surrenders, withdrawals and death benefits	(298,189)	(358,087)	(591,843)	(1,483,500)	(867,019)
Net transfers between other subaccounts
or fixed rate option	442,533	211,296	2,582,908	453,809	1,355,316
Miscellaneous transactions	(183)	(171)	(653)	1,325	4,934
Other charges	(376,602)	(545,348)	(976,215)	(1,709,803)	(893,298)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	716,032	452,282	3,040,497	456,821	1,346,644

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,854,453	1,171,252	5,647,882	7,062,396	7,006,725

NET ASSETS
Beginning of period	6,631,734	9,471,352	8,815,029	34,653,597	16,499,815
End of period	$8,486,187	$10,642,604	$14,462,911	$41,715,993	$23,506,540

Beginning units	408,505	357,912	450,700	2,205,367	845,367
Units issued	81,303	42,572	268,162	270,961	192,707
Units redeemed	(23,089)	(27,154)	(33,012)	(207,814)	(95,270)
Ending units	466,719	373,330	685,850	2,268,514	942,804

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,271)	$(55,852)	$(9,186)	$(15,032)	$(23,725)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	154,049	757,707	7,089	(2,142)	156,149
Net change in unrealized appreciation (depreciation) on investments	2,198,067	4,981,001	98,268	1,581,119	2,747,712
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,337,845	5,682,856	96,171	1,563,945	2,880,136

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,967,753	2,422,756	1,163,678	2,627,957	2,364,812
Policy loans	(145,479)	(434,747)	(56,386)	(361,300)	(204,498)
Policy loan repayments and interest	31,007	230,642	12,493	129,899	57,221
Surrenders, withdrawals and death benefits	(236,889)	(1,200,826)	(92,124)	(611,221)	(378,727)
Net transfers between other subaccounts
or fixed rate option	2,574,298	2,018,775	1,826,182	8,920	4,346,295
Miscellaneous transactions	(471)	(18,408)	(46)	335	877
Other charges	(869,551)	(1,175,587)	(583,172)	(904,002)	(1,039,397)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,320,668	1,842,605	2,270,625	890,588	5,146,583

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,658,513	7,525,461	2,366,796	2,454,533	8,026,719

NET ASSETS
Beginning of period	6,590,763	23,075,004	5,437,887	14,502,780	10,301,544
End of period	$12,249,276	$30,600,465	$7,804,683	$16,957,313	$18,328,263

Beginning units	385,753	1,071,439	424,251	965,525	654,236
Units issued	258,665	153,344	249,777	117,794	449,332
Units redeemed	(22,531)	(76,792)	(41,280)	(58,835)	(50,318)
Ending units	621,887	1,147,991	632,748	1,024,484	1,053,250

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	American Century VP Mid Cap Value Fund (Class I)	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(15,162)	$(7,221)	$1,482	$113,241	$6,945
Capital gains distributions received	—	—	23,633	151,460	58,781
Net realized gain (loss) on shares redeemed	133,387	19,077	6,339	219,336	1,850
Net change in unrealized appreciation (depreciation) on investments	2,576,298	41,568	64,231	361,925	60,616
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,694,523	53,424	95,685	845,962	128,192

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,566,158	849,486	144,892	1,490,784	250,038
Policy loans	(200,400)	(54,093)	(13,563)	(57,198)	(16,457)
Policy loan repayments and interest	77,531	21,495	1,036	11,787	1,181
Surrenders, withdrawals and death benefits	(474,424)	(181,658)	(12,646)	(180,401)	(26,035)
Net transfers between other subaccounts
or fixed rate option	3,403,819	1,791,604	134,289	118,111	69,750
Miscellaneous transactions	775	260	(30)	4,592	96
Other charges	(573,743)	(325,250)	(60,728)	(553,279)	(124,623)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,799,716	2,101,844	193,250	834,396	153,950

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,494,239	2,155,268	288,935	1,680,358	282,142

NET ASSETS
Beginning of period	7,798,496	3,839,617	458,362	6,679,833	806,829
End of period	$14,292,735	$5,994,885	$747,297	$8,360,191	$1,088,971

Beginning units	589,899	299,206	27,508	265,971	51,533
Units issued	394,659	246,182	16,244	103,358	18,149
Units redeemed	(46,633)	(49,423)	(3,001)	(70,622)	(6,383)
Ending units	937,925	495,965	40,751	298,707	63,299

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	MFS® Utilities Series (Initial Class)	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$15,198	$394,742	$(123,405)	$(49,207)	$(103,883)
Capital gains distributions received	35,410	—	—	—	—
Net realized gain (loss) on shares redeemed	89,851	7,596	503,873	147,747	3,142,648
Net change in unrealized appreciation (depreciation) on investments	385,341	728,197	1,820,537	2,649,267	5,473,124
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	525,800	1,130,535	2,201,005	2,747,807	8,511,889

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	598,130	2,262,610	3,694,532	3,147,197	6,690,466
Policy loans	(55,110)	(157,076)	(792,350)	(146,539)	(1,946,085)
Policy loan repayments and interest	46,407	50,711	910,618	25,383	797,146
Surrenders, withdrawals and death benefits	(45,212)	(170,940)	(2,155,087)	(211,514)	(4,714,148)
Net transfers between other subaccounts
or fixed rate option	1,981,169	1,501,682	(646,784)	3,174,300	(1,439,209)
Miscellaneous transactions	7,049	1,702	(2,108)	(9)	(5,021)
Other charges	(287,932)	(970,558)	(2,124,207)	(1,746,818)	(2,710,077)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,244,501	2,518,131	(1,115,386)	4,242,000	(3,326,928)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,770,301	3,648,666	1,085,619	6,989,807	5,184,961

NET ASSETS
Beginning of period	1,550,041	7,055,906	54,184,409	17,134,596	64,698,555
End of period	$4,320,342	$10,704,572	$55,270,028	$24,124,403	$69,883,516

Beginning units	96,918	505,816	4,379,333	817,619	3,878,811
Units issued	230,777	245,944	386,616	227,614	366,223
Units redeemed	(64,368)	(40,857)	(455,120)	(45,268)	(524,691)
Ending units	263,327	710,903	4,310,829	999,965	3,720,343

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(264,148)	$(70,972)	$(14,385)	$(64,678)	$(18,782)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,867,071	1,139,145	35,175	294,656	101,565
Net change in unrealized appreciation (depreciation) on investments	17,226,048	2,119,029	836,018	3,560,155	1,068,804
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,828,971	3,187,202	856,808	3,790,133	1,151,587

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,516,536	2,800,771	1,109,009	5,168,562	1,628,640
Policy loans	(3,184,075)	(418,523)	(47,833)	(213,243)	(121,923)
Policy loan repayments and interest	940,916	164,908	5,132	107,236	57,329
Surrenders, withdrawals and death benefits	(5,988,398)	(1,327,718)	(42,211)	(394,284)	(143,250)
Net transfers between other subaccounts
or fixed rate option	4,340,130	(9,464,149)	734,340	11,537,570	1,019,160
Miscellaneous transactions	(7,739)	276	91	2,242	429
Other charges	(9,152,257)	(1,708,655)	(573,092)	(2,629,412)	(782,414)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	5,465,113	(9,953,090)	1,185,436	13,578,671	1,657,971

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,294,084	(6,765,888)	2,042,244	17,368,804	2,809,558

NET ASSETS
Beginning of period	132,630,126	35,618,590	4,978,441	16,346,188	6,522,570
End of period	$157,924,210	$28,852,702	$7,020,685	$33,714,992	$9,332,128

Beginning units	7,940,783	2,396,434	261,652	760,349	303,463
Units issued	845,878	196,163	67,452	686,804	97,178
Units redeemed	(543,131)	(825,005)	(11,508)	(92,944)	(28,386)
Ending units	8,243,530	1,767,592	317,596	1,354,209	372,255

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(9,278)	$(334,406)	$59,677	$56,143	$4,920
Capital gains distributions received	—	—	47,784	44,955	—
Net realized gain (loss) on shares redeemed	32,056	2,566,394	35,504	18,481	7,905
Net change in unrealized appreciation (depreciation) on investments	522,806	18,664,410	741,418	320,273	43,576
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	545,584	20,896,398	884,383	439,852	56,401

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	759,471	20,009,303	1,284,939	844,845	126,098
Policy loans	(65,273)	(3,752,029)	(27,404)	(7,241)	(7,055)
Policy loan repayments and interest	3,561	1,476,530	2,441	5,407	2,252
Surrenders, withdrawals and death benefits	(25,286)	(8,518,471)	(74,947)	(149,545)	(47,923)
Net transfers between other subaccounts
or fixed rate option	193,219	564,006	1,839,123	1,897,415	155,227
Miscellaneous transactions	19	(4,812)	536	996	(2)
Other charges	(369,579)	(8,588,914)	(594,701)	(462,363)	(88,877)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	496,132	1,185,613	2,429,987	2,129,514	139,720

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,041,716	22,082,011	3,314,370	2,569,366	196,121

NET ASSETS
Beginning of period	3,241,310	168,562,461	3,485,635	3,348,665	749,486
End of period	$4,283,026	$190,644,472	$6,800,005	$5,918,031	$945,607

Beginning units	180,596	13,614,493	223,119	288,911	70,099
Units issued	35,766	1,024,112	196,495	210,798	23,375
Units redeemed	(10,537)	(940,321)	(19,284)	(26,361)	(11,053)
Ending units	205,825	13,698,284	400,330	473,348	82,421

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$82,612	$93,612	$42,750	$82,613	$63,669
Capital gains distributions received	56,773	26,265	5,125	—	—
Net realized gain (loss) on shares redeemed	43,436	132,823	12,245	16,751	14,688
Net change in unrealized appreciation (depreciation) on investments	871,674	867,920	262,339	848,304	480,272
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,054,495	1,120,620	322,459	947,668	558,629

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,848,644	1,277,461	583,781	1,245,299	911,011
Policy loans	(41,526)	(1,593,329)	(25,889)	(46,822)	(55,303)
Policy loan repayments and interest	3,342	642,471	287	42,565	4,246
Surrenders, withdrawals and death benefits	(91,904)	(26,362)	(15,459)	(40,584)	(11,027)
Net transfers between other subaccounts
or fixed rate option	3,103,981	1,542,180	405,382	416,083	271,822
Miscellaneous transactions	318	4,733	(57)	—	390
Other charges	(1,024,692)	(769,788)	(401,710)	(654,265)	(545,334)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	3,798,163	1,077,366	546,335	962,276	575,805

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,852,658	2,197,986	868,794	1,909,944	1,134,434

NET ASSETS
Beginning of period	4,507,296	8,170,914	2,947,631	5,053,065	3,864,570
End of period	$9,359,954	$10,368,900	$3,816,425	$6,963,009	$4,999,004

Beginning units	302,866	604,158	244,723	419,295	315,328
Units issued	321,780	300,910	67,306	101,775	72,425
Units redeemed	(41,502)	(194,961)	(24,677)	(28,739)	(28,867)
Ending units	583,144	710,107	287,352	492,331	358,886

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$45,717	$300,743	$185,795	$63,752	$28,219
Capital gains distributions received	907,727	1,344,369	156,001	452,153	285,985
Net realized gain (loss) on shares redeemed	18,909	(11,413)	15,985	40,225	29,678
Net change in unrealized appreciation (depreciation) on investments	1,470,063	2,658,374	3,013,159	1,109,086	1,114,916
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,442,416	4,292,073	3,370,940	1,665,216	1,458,798

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,536,337	3,186,086	1,351,408	1,891,153	1,707,794
Policy loans	(135,936)	(66,809)	(19,914)	(41,992)	(28,383)
Policy loan repayments and interest	2,881	21,012	851	7,921	2,801
Surrenders, withdrawals and death benefits	(61,874)	(192,192)	(39,591)	(46,405)	(69,558)
Net transfers between other subaccounts
or fixed rate option	6,136,177	6,687,378	9,061,941	4,103,597	3,944,981
Miscellaneous transactions	1,183	(54)	717	454	335
Other charges	(1,118,840)	(1,790,400)	(712,203)	(919,843)	(762,644)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	7,359,928	7,845,021	9,643,209	4,994,885	4,795,326

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,802,344	12,137,094	13,014,149	6,660,101	6,254,124

NET ASSETS
Beginning of period	6,725,026	16,394,089	7,636,137	6,045,873	4,861,735
End of period	$16,527,370	$28,531,183	$20,650,286	$12,705,974	$11,115,859

Beginning units	574,331	1,325,242	824,709	534,539	430,264
Units issued	561,145	612,200	892,064	448,030	436,581
Units redeemed	(21,403)	(51,149)	(22,316)	(45,765)	(37,441)
Ending units	1,114,073	1,886,293	1,694,457	936,804	829,404
The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$155,714	$70,846	$20,568	$8,617	$7,770
Capital gains distributions received	—	140,965	—	60,243	126,164
Net realized gain (loss) on shares redeemed	11,404	1,524	8,494	(2,658)	(2,612)
Net change in unrealized appreciation (depreciation) on investments	195,847	26,341	246,121	118,147	80,108
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	362,965	239,676	275,183	184,349	211,430

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	786,406	501,756	402,834	247,000	311,530
Policy loans	(10,887)	(8,511)	(21,753)	(2,021)	(5,627)
Policy loan repayments and interest	2,278	6,805	917	1,377	2,372
Surrenders, withdrawals and death benefits	(16,297)	(23,790)	(12,988)	(17,854)	(11,646)
Net transfers between other subaccounts
or fixed rate option	1,970,389	1,166,998	1,066,866	84,873	116,063
Miscellaneous transactions	(46)	55	(35)	(29)	3
Other charges	(410,585)	(268,871)	(203,831)	(94,137)	(92,130)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	2,321,258	1,374,442	1,232,010	219,209	320,565

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,684,223	1,614,118	1,507,193	403,558	531,995

NET ASSETS
Beginning of period	2,899,030	2,467,340	1,124,666	768,892	829,343
End of period	$5,583,253	$4,081,458	$2,631,859	$1,172,450	$1,361,338

Beginning units	269,515	225,175	113,049	62,341	58,152
Units issued	233,869	130,257	121,491	20,390	25,365
Units redeemed	(23,212)	(9,883)	(9,712)	(4,616)	(4,960)
Ending units	480,172	345,549	224,828	78,115	78,557

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	Hartford Growth Opportunities HLS Fund (Class IB)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$48,110	$(2,497)	$238,897	$130,580	$146,011
Capital gains distributions received	244,258	34,224	—	297,009	471,455
Net realized gain (loss) on shares redeemed	(8,261)	(4,910)	(1,249)	24,548	1,236
Net change in unrealized appreciation (depreciation) on investments	272,562	604,427	13,613	676,946	790,305
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	556,669	631,244	251,261	1,129,083	1,409,007

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	677,924	615,139	1,338,363	1,375,549	1,330,580
Policy loans	(91,987)	(35,163)	(22,978)	(22,468)	(8,750)
Policy loan repayments and interest	4,762	4,686	41,675	47,418	15,632
Surrenders, withdrawals and death benefits	(127,641)	(57,802)	(62,924)	(89,028)	(165,801)
Net transfers between other subaccounts
or fixed rate option	359,359	105,088	4,521,607	2,439,679	3,446,466
Miscellaneous transactions	577	(309)	(82)	348	129
Other charges	(275,115)	(261,051)	(662,224)	(623,286)	(795,410)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	547,879	370,588	5,153,437	3,128,212	3,822,846

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,104,548	1,001,832	5,404,698	4,257,295	5,231,853

NET ASSETS
Beginning of period	2,749,686	1,975,570	4,257,343	5,121,599	7,922,599
End of period	$3,854,234	$2,977,402	$9,662,041	$9,378,894	$13,154,452

Beginning units	198,119	146,831	411,039	431,975	637,524
Units issued	61,443	36,703	520,654	284,390	321,026
Units redeemed	(24,204)	(13,323)	(32,343)	(32,501)	(30,292)
Ending units	235,358	170,211	899,350	683,864	928,258

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	AST Small-Cap Growth Opportunities Portfolio	AST International Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$280,731	$162,594	$(7,208)	$(84,648)
Capital gains distributions received	51,648	302,472	—	—
Net realized gain (loss) on shares redeemed	482,907	9,019	234,193	186,072
Net change in unrealized appreciation (depreciation) on investments	2,694,052	887,237	1,535,351	7,751,863
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,509,338	1,361,322	1,762,336	7,853,287

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,822,732	989,097	1,067,988	3,009,069
Policy loans	(15,585)	(15,423)	(174,698)	(788,106)
Policy loan repayments and interest	10,281	3,844	31,082	504,373
Surrenders, withdrawals and death benefits	(97,904)	(111,537)	(401,235)	(1,369,210)
Net transfers between other subaccounts
or fixed rate option	5,077,712	1,637,930	143,879	1,635,682
Miscellaneous transactions	2,455	(892)	2,204	(7,932)
Other charges	(1,732,302)	(593,790)	(470,037)	(1,480,664)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNER
TRANSACTIONS	6,067,389	1,909,229	199,183	1,503,212

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,576,727	3,270,551	1,961,519	9,356,499

NET ASSETS
Beginning of period	13,830,646	7,140,971	6,345,641	34,006,256
End of period	$23,407,373	$10,411,522	$8,307,160	$43,362,755

Beginning units	1,116,251	562,011	279,417	3,691,696
Units issued	676,151	170,162	33,479	470,277
Units redeemed	(232,442)	(30,318)	(26,123)	(321,179)
Ending units	1,559,960	701,855	286,773	3,840,794

The accompanying notes are an integral part of these financial statements.
A77

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
December 31, 2018

Note 1:	General

Pruco Life Variable Universal Account (the “Account”) was established under the laws of the State of Arizona on April 17, 1989 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable universal life insurance contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

MPremier VUL (“MPVUL”)	Pruselect I ("CVUL 1")
M Premier VUL Protector (“MPVULP”)	Pruselect II ("CVUL 2")
PruLife Advisor Select ("VULPAS")	Pruselect III ("PS3")
PruLife Custom Premier (“PCP”)	Survivorship Variable Universal Life (“SVUL2”)
PruLife Custom Premier II (Base, 2014, 2015) ("PCP2")	Variable Universal Life Protector (Base, 2014, 2015, 2018)
PruLife SVUL Protector ("SVULP")	(“VULP”)

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	Janus Henderson VIT Research Portfolio (Service Shares)
Prudential Diversified Bond Portfolio	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Equity Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)
Prudential Flexible Managed Portfolio	Prudential SP International Growth Portfolio (Class I)
Prudential Conservative Balanced Portfolio	M Large Cap Growth Fund
Prudential Value Portfolio (Class I)	M Capital Appreciation Fund
Prudential High Yield Bond Portfolio	M International Equity Fund
Prudential Natural Resources Portfolio (Class I)	M Large Cap Value Fund
Prudential Stock Index Portfolio	ProFund VP Asia 30
Prudential Global Portfolio	ProFund VP Basic Materials
Prudential Government Income Portfolio	ProFund VP Bear*
Prudential Jennison Portfolio (Class I)	ProFund VP Biotechnology
Prudential Small Capitalization Stock Portfolio	ProFund VP UltraBull
T. Rowe Price International Stock Portfolio	ProFund VP Consumer Services
Janus Henderson VIT Research Portfolio (Institutional Shares)	ProFund VP Oil & Gas
MFS® Growth Series (Initial Class)	ProFund VP Europe 30
American Century VP Value Fund (Class I)	ProFund VP Financials
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	ProFund VP Health Care
American Century VP Income & Growth Fund (Class I)	ProFund VP Japan
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial	ProFund VP Mid-Cap Growth
Shares)	ProFund VP Mid-Cap Value
Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	ProFund VP Government Money Market
Prudential SP Small Cap Value Portfolio (Class I)	ProFund VP NASDAQ-100
Prudential Jennison 20/20 Focus Portfolio (Class I)	ProFund VP Pharmaceuticals
Goldman Sachs VIT Small Cap Equity Insights Fund	ProFund VP Precious Metals
(Institutional Shares)	ProFund VP Real Estate
Invesco V.I. Managed Volatility Fund (Series I)	ProFund VP Short NASDAQ-100*
Invesco V.I. Technology Fund (Series I)	ProFund VP Short Small-Cap*
Janus Henderson VIT Enterprise Portfolio (Service Shares)	ProFund VP Small-Cap
Janus Henderson VIT Balanced Portfolio (Service Shares)	ProFund VP Small-Cap Growth
Oppenheimer Discovery Mid Cap Growth Fund/VA (Service	ProFund VP Technology
Shares)	ProFund VP Telecommunications

A78

Note 1:	General (continued)

ProFund VP U.S. Government Plus	AST BlackRock Global Strategies Portfolio
ProFund VP UltraMid-Cap	TOPS® Aggressive Growth ETF Portfolio (Class 2)
ProFund VP UltraNASDAQ-100	TOPS® Balanced ETF Portfolio (Class 2)
ProFund VP UltraSmall-Cap	TOPS® Conservative ETF Portfolio (Class 2)
ProFund VP Bull	TOPS® Growth ETF Portfolio (Class 2)
ProFund VP Utilities	TOPS® Moderate Growth ETF Portfolio (Class 2)
AST T. Rowe Price Large-Cap Growth Portfolio	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
AST Cohen & Steers Realty Portfolio	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
AST J.P. Morgan Strategic Opportunities Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
AST T. Rowe Price Large-Cap Value Portfolio	(Class 2)
AST Small-Cap Value Portfolio	American Funds IS Growth Fund (Class 2)
AST Goldman Sachs Mid-Cap Growth Portfolio	American Funds IS Growth-Income Fund (Class 2)
AST Hotchkis & Wiley Large-Cap Value Portfolio	American Funds IS International Fund (Class 2)
AST Loomis Sayles Large-Cap Growth Portfolio	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
AST MFS Growth Portfolio	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
AST Small-Cap Growth Portfolio	Franklin Income VIP Fund (Class 2)
AST BlackRock Low Duration Bond Portfolio	Franklin Mutual Shares VIP Fund (Class 2)
AST T. Rowe Price Natural Resources Portfolio	Templeton Growth VIP Fund (Class 2)
AST MFS Global Equity Portfolio	Hartford Capital Appreciation HLS Fund (Class IB)
AST J.P. Morgan International Equity Portfolio	Hartford Disciplined Equity HLS Fund (Class IB)
AST Templeton Global Bond Portfolio	Hartford Dividend and Growth HLS Fund (Class IB)
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	Hartford Growth Opportunities HLS Fund (Class IB)
(formerly Neuberger Berman Advisers Management Trust	MFS® Total Return Bond Series (Initial Class)
Socially Responsive Portfolio (Class S))	MFS® Value Series (Initial Class)
American Century VP Mid Cap Value Fund (Class I)	Invesco V.I. Growth and Income Fund (Series I)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Service	Fidelity® VIP Index 500 Portfolio (Service Class 2)
Shares)	American Funds IS Blue Chip Income and Growth Fund
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service	(Class 2)
Shares)	AST Small-Cap Growth Opportunities Portfolio
MFS® Utilities Series (Initial Class)	AST International Value Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	Calvert VP EAFE International Index Portfolio (Class F)
AST T. Rowe Price Asset Allocation Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)
AST Wellington Management Hedged Equity Portfolio	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
AST Balanced Asset Allocation Portfolio	ProFund VP Banks**
AST Preservation Asset Allocation Portfolio	ProFund VP Rising Rates Opportunity**
AST Fidelity Institutional AM℠ Quantitative Portfolio (formerly	ProFund VP Industrials**
AST FI Pyramis Quantitative Portfolio)	ProFund VP Consumer Goods**
AST Prudential Growth Allocation Portfolio	ProFund VP Internet**
AST Advanced Strategies Portfolio	ProFund VP Semiconductor**
AST RCM World Trends Portfolio	ProFund VP Small-Cap Value**
_________

*	Subaccount was available for investment but had no assets as of December 31, 2018.

**	Subaccount was available for investment but had no assets as of December 31, 2018, and no activity during 2018.

There were no mergers during the period ended December 31, 2018.

The Portfolios are open-end management investment companies, and each Portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could

A79

Note 2:	Significant Accounting Policies (continued)

differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments—The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions—Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of investments sold.

Dividend Income and Distributions Received—Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1—Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2—Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3—Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2018, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2018, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2018 were as follows:

A80

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Prudential Government Money Market Portfolio	$249,576,354	$272,616,663
Prudential Diversified Bond Portfolio	$45,220,498	$18,937,082
Prudential Equity Portfolio (Class I)	7,557,950	9,926,057
Prudential Flexible Managed Portfolio	14,325,101	3,591,007
Prudential Conservative Balanced Portfolio	12,172,007	11,175,151
Prudential Value Portfolio (Class I)	4,838,791	7,602,452
Prudential High Yield Bond Portfolio	14,219,398	4,540,922
Prudential Natural Resources Portfolio (Class I)	2,200,406	1,922,750
Prudential Stock Index Portfolio	61,599,225	50,443,530
Prudential Global Portfolio	6,025,340	2,630,682
Prudential Government Income Portfolio	4,315,242	16,385,453
Prudential Jennison Portfolio (Class I)	17,080,324	10,170,519
Prudential Small Capitalization Stock Portfolio	5,663,252	4,520,932
T. Rowe Price International Stock Portfolio	485,601	1,639,463
Janus Henderson VIT Research Portfolio (Institutional Shares)	345,145	679,105
MFS® Growth Series (Initial Class)	1,037,108	856,738
American Century VP Value Fund (Class I)	316,878	439,637
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	159,574	313,011
American Century VP Income & Growth Fund (Class I)	7,378	22,653
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)	616,958	406,273
Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)	15,513	50,144
Prudential SP Small Cap Value Portfolio (Class I)	12,221,400	5,756,800
Prudential Jennison 20/20 Focus Portfolio (Class I)	2,911,268	1,618,799
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	51,064	61,060
Invesco V.I. Managed Volatility Fund (Series I)	3,201	49,719
Invesco V.I. Technology Fund (Series I)	10,590	85,364
Janus Henderson VIT Enterprise Portfolio (Service Shares)	558,271	470,106
Janus Henderson VIT Balanced Portfolio (Service Shares)	428,738	799,627
Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Shares)	—	4,553
Janus Henderson VIT Research Portfolio (Service Shares)	297,028	948,027
SP Prudential U.S. Emerging Growth Portfolio (Class I)	9,597,635	6,926,464
Janus Henderson VIT Overseas Portfolio (Service Shares)	2,779,275	3,319,879
Prudential SP International Growth Portfolio (Class I)	3,031,980	2,295,714
M Large Cap Growth Fund	527,224	564,186
M Capital Appreciation Fund	221,990	104,628
M International Equity Fund	313,399	481,796
M Large Cap Value Fund	620,453	273,514
ProFund VP Asia 30	214	51
ProFund VP Basic Materials	73	22
ProFund VP Bear	280,631	280,893
ProFund VP Biotechnology	56	320
ProFund VP UltraBull	18,895,837	18,837,537
ProFund VP Consumer Services	—	387
ProFund VP Oil & Gas	—	99
ProFund VP Europe 30	706	577

A81

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Financials	355	11,907
ProFund VP Health Care	$55	$370
ProFund VP Japan	275	221
ProFund VP Mid-Cap Growth	146	53
ProFund VP Mid-Cap Value	146	50
ProFund VP Government Money Market	37,502,859	37,788,639
ProFund VP NASDAQ-100	334	3,036
ProFund VP Pharmaceuticals	73	25
ProFund VP Precious Metals	—	108
ProFund VP Real Estate	283	10,452
ProFund VP Short NASDAQ-100	258,530	259,100
ProFund VP Short Small-Cap	21,419	21,364
ProFund VP Small-Cap	—	1,786
ProFund VP Small-Cap Growth	882	255
ProFund VP Technology	72	33
ProFund VP Telecommunications	356	8,452
ProFund VP U.S. Government Plus	167,430	167,343
ProFund VP UltraMid-Cap	4,825,523	4,815,736
ProFund VP UltraNASDAQ-100	11,832,035	11,794,516
ProFund VP UltraSmall-Cap	2,431,715	2,449,065
ProFund VP Bull	708	1,471
ProFund VP Utilities	73	23
AST T. Rowe Price Large-Cap Growth Portfolio	19,964,277	6,478,033
AST Cohen & Steers Realty Portfolio	1,434,888	878,006
AST J.P. Morgan Strategic Opportunities Portfolio	2,260,704	1,047,321
AST T. Rowe Price Large-Cap Value Portfolio	3,780,598	711,893
AST Small-Cap Value Portfolio	1,220,970	1,120,185
AST Goldman Sachs Mid-Cap Growth Portfolio	8,834,077	854,509
AST Hotchkis & Wiley Large-Cap Value Portfolio	5,337,324	3,385,805
AST Loomis Sayles Large-Cap Growth Portfolio	3,226,032	2,191,466
AST MFS Growth Portfolio	8,935,327	724,367
AST Small-Cap Growth Portfolio	4,738,086	5,632,887
AST BlackRock Low Duration Bond Portfolio	3,930,541	993,920
AST T. Rowe Price Natural Resources Portfolio	1,508,679	1,268,511
AST MFS Global Equity Portfolio	8,927,141	879,226
AST J.P. Morgan International Equity Portfolio	7,267,193	915,492
AST Templeton Global Bond Portfolio	3,157,070	877,258
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	1,427,075	92,343
American Century VP Mid Cap Value Fund (Class I)	1,702,060	903,576
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Service Shares)	411,559	224,730
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)	2,640,085	304,501
MFS® Utilities Series (Initial Class)	3,020,382	728,501
AST BlackRock/Loomis Sayles Bond Portfolio	5,844,629	10,676,284
AST T. Rowe Price Asset Allocation Portfolio	8,583,202	3,515,380
AST Wellington Management Hedged Equity Portfolio	5,053,432	6,240,398

A82

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Balanced Asset Allocation Portfolio	26,738,355	15,361,715
AST Preservation Asset Allocation Portfolio	$4,969,113	$3,061,896
AST Fidelity Institutional AM℠ Quantitative Portfolio	1,501,440	771,007
AST Prudential Growth Allocation Portfolio	10,794,258	3,285,358
AST Advanced Strategies Portfolio	2,328,380	716,746
AST RCM World Trends Portfolio	1,222,066	528,177
AST BlackRock Global Strategies Portfolio	14,911,898	15,012,259
TOPS® Aggressive Growth ETF Portfolio (Class 2)	3,470,849	714,638
TOPS® Balanced ETF Portfolio (Class 2)	4,982,805	807,932
TOPS® Conservative ETF Portfolio (Class 2)	609,179	141,211
TOPS® Growth ETF Portfolio (Class 2)	5,945,126	1,233,389
TOPS® Moderate Growth ETF Portfolio (Class 2)	6,890,783	873,949
TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	891,079	489,371
TOPS® Managed Risk Growth ETF Portfolio (Class 2)	1,910,463	660,831
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	2,610,329	567,987
American Funds IS Growth Fund (Class 2)	21,883,730	584,296
American Funds IS Growth-Income Fund (Class 2)	24,973,422	1,153,565
American Funds IS International Fund (Class 2)	16,560,411	899,048
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	8,874,496	705,865
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	8,636,856	302,830
Franklin Income VIP Fund (Class 2)	4,680,909	376,899
Franklin Mutual Shares VIP Fund (Class 2)	1,346,405	485,135
Templeton Growth VIP Fund (Class 2)	2,115,417	190,417
Hartford Capital Appreciation HLS Fund (Class IB)	381,391	83,952
Hartford Disciplined Equity HLS Fund (Class IB)	313,451	216,769
Hartford Dividend and Growth HLS Fund (Class IB)	1,578,536	716,815
Hartford Growth Opportunities HLS Fund (Class IB)	963,039	295,272
MFS® Total Return Bond Series (Initial Class)	11,245,471	605,327
MFS® Value Series (Initial Class)	7,485,869	532,586
Invesco V.I. Growth and Income Fund (Series I)	4,580,085	315,862
Fidelity® VIP Index 500 Portfolio (Service Class 2)	32,641,602	936,887
American Funds IS Blue Chip Income and Growth Fund (Class 2)	4,253,656	326,224
AST Small-Cap Growth Opportunities Portfolio	1,294,879	798,649
AST International Value Portfolio	5,105,051	4,339,532
Calvert VP EAFE International Index Portfolio (Class F)	30,248	4
Calvert VP NASDAQ 100 Index Portfolio (Class F)	21,755	68
Calvert VP S&P MidCap 400 Index Portfolio (Class F)	80,949	21

A83

Note 6:     Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and is implementing a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies.

A84

Note 7:	Financial Highlights

Pruco Life sells a number of variable life products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2018	81,635	$1.13	to	$12.06	$161,028	1.52%		0.00%	to	0.90%	0.58%	to	1.53%
December 31, 2017	97,242	$1.12	to	$11.88	$181,537	0.57%		0.00%	to	0.90%	-0.32%	to	0.56%
December 31, 2016	101,403	$1.13	to	$11.81	$177,967	0.10%		0.00%	to	0.90%	-0.78%	to	0.09%
December 31, 2015	46,685	$1.14	to	$11.80	$75,432	0.00%	(2)	0.00%	to	0.90%	-0.91%	to	0.00%	(2)
December 31, 2014	134,769	$1.15	to	$11.80	$223,073	0.00%	(2)	0.00%	to	0.90%	-0.91%	to	0.00%	(2)

	Prudential Diversified Bond Portfolio
December 31, 2018	44,192	$2.22	to	$22.25	$178,093	0.00%		0.00%	to	0.90%	-1.05%	to	0.45%
December 31, 2017	41,154	$2.22	to	$22.28	$151,534	0.00%		0.00%	to	0.90%	3.95%	to	7.00%
December 31, 2016	39,905	$2.08	to	$20.82	$136,341	0.00%		0.00%	to	0.90%	4.65%	to	5.59%
December 31, 2015	37,795	$1.97	to	$19.72	$122,403	0.00%		0.00%	to	0.90%	-1.61%	to	-0.26%	(3)
December 31, 2014	37,380	$1.98	to	$19.77	$121,023	1.09%		0.00%	to	0.90%	0.92%	to	7.09%

	Prudential Equity Portfolio (Class I)
December 31, 2018	29,983	$2.37	to	$29.94	$91,958	0.00%		0.00%	to	0.90%	-13.03%	to	-4.85%
December 31, 2017	30,912	$2.52	to	$31.46	$98,864	0.00%		0.00%	to	0.90%	24.66%	to	25.78%
December 31, 2016	31,354	$2.02	to	$25.02	$78,810	0.00%		0.00%	to	0.90%	2.85%	to	3.77%
December 31, 2015	32,783	$1.96	to	$24.11	$79,134	0.00%		0.00%	to	0.90%	-0.99%	to	2.36%
December 31, 2014	33,932	$1.94	to	$23.55	$81,077	0.00%		0.00%	to	0.90%	-0.39%	to	7.71%

	Prudential Flexible Managed Portfolio
December 31, 2018	2,598	$2.28	to	$25.58	$39,311	0.00%		0.20%	to	0.90%	-8.20%	to	-4.37%
December 31, 2017	2,374	$2.40	to	$26.76	$30,419	0.00%		0.20%	to	0.90%	9.55%	to	14.75%
December 31, 2016	2,263	$2.11	to	$23.34	$21,036	0.00%		0.20%	to	0.90%	7.55%	to	8.30%
December 31, 2015	1,907	$1.96	to	$21.56	$14,547	0.00%		0.20%	to	0.90%	-1.77%	to	2.71%
December 31, 2014	6,785	$1.96	to	$21.40	$19,526	0.00%		0.20%	to	0.90%	7.11%	to	10.83%

	Prudential Conservative Balanced Portfolio
December 31, 2018	6,712	$2.15	to	$22.89	$52,228	0.00%		0.20%	to	0.90%	-5.91%	to	-2.66%
December 31, 2017	7,399	$2.23	to	$23.53	$52,591	0.00%		0.20%	to	0.90%	7.43%	to	12.15%
December 31, 2016	9,993	$2.00	to	$20.99	$58,288	0.00%		0.20%	to	0.90%	6.32%	to	7.06%
December 31, 2015	29,181	$1.88	to	$19.62	$149,011	0.00%		0.20%	to	0.90%	-1.95%	to	2.19%
December 31, 2014	2,576	$1.89	to	$19.59	$11,804	0.00%		0.20%	to	0.90%	6.07%	to	8.56%

	Prudential Value Portfolio (Class I)
December 31, 2018	6,372	$2.66	to	$17.87	$71,489	0.00%		0.00%	to	0.90%	-12.66%	to	-9.88%
December 31, 2017	7,199	$2.97	to	$19.83	$81,999	0.00%		0.00%	to	0.90%	15.95%	to	16.99%
December 31, 2016	7,320	$2.56	to	$16.95	$70,650	0.00%		0.00%	to	0.90%	10.40%	to	11.39%
December 31, 2015	8,496	$2.32	to	$15.22	$70,495	0.00%		0.00%	to	0.90%	-9.68%	to	-8.19%	(3)
December 31, 2014	8,775	$2.55	to	$16.58	$78,983	0.00%		0.00%	to	0.90%	-0.18%	to	10.10%

	Prudential High Yield Bond Portfolio
December 31, 2018	15,646	$2.70	to	$27.17	$59,035	2.60%		0.00%	to	0.90%	-3.59%	to	-1.26%
December 31, 2017	14,713	$2.75	to	$27.52	$50,184	6.15%		0.00%	to	0.90%	3.30%	to	7.80%
December 31, 2016	14,353	$2.55	to	$25.53	$42,565	6.47%		0.00%	to	0.90%	15.21%	to	16.24%
December 31, 2015	14,497	$2.20	to	$21.96	$35,570	6.23%		0.00%	to	0.90%	-5.95%	to	-2.45%	(3)
December 31, 2014	14,291	$2.26	to	$22.51	$36,214	6.07%		0.00%	to	0.90%	-2.22%	to	2.71%

A85

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Natural Resources Portfolio (Class I)
December 31, 2018	2,103	$5.07	to	$9.18	$10,866	0.00%	0.00%	to	0.60%	-18.56%		to	-18.07%
December 31, 2017	2,040	$6.19	to	$11.23	$12,946	0.00%	0.00%	to	0.60%	-0.78%		to	-0.19%
December 31, 2016	1,879	$6.21	to	$11.28	$11,950	0.00%	0.00%	to	0.59%	24.62%		to	25.36%
December 31, 2015	1,382	$4.96	to	$9.02	$7,114	0.00%	0.00%	to	0.60%	-34.15%		to	-8.60%
December 31, 2014	1,073	$6.91	to	$11.61	$7,714	0.00%	0.00%	to	0.60%	-27.35%		to	-19.90%

	Prudential Stock Index Portfolio
December 31, 2018	134,383	$2.04	to	$30.56	$561,309	0.00%	0.00%	to	0.90%	-11.79%		to	-4.61%
December 31, 2017	135,770	$2.15	to	$32.04	$577,731	1.57%	0.00%	to	0.90%	13.08%		to	21.46%
December 31, 2016	137,202	$1.79	to	$26.38	$470,672	1.84%	0.00%	to	0.90%	10.84%		to	11.83%
December 31, 2015	143,289	$1.61	to	$23.59	$431,373	1.58%	0.00%	to	0.90%	-1.89%		to	1.18%
December 31, 2014	112,945	$1.61	to	$23.31	$320,871	3.00%	0.00%	to	0.90%	3.38%		to	13.31%

	Prudential Global Portfolio
December 31, 2018	12,527	$1.48	to	$26.35	$32,748	0.00%	0.00%	to	0.90%	-12.16%		to	-7.31%
December 31, 2017	12,342	$1.61	to	$28.43	$31,952	0.00%	0.00%	to	0.90%	23.72%		to	24.84%
December 31, 2016	12,302	$1.30	to	$22.77	$25,060	0.00%	0.00%	to	0.90%	3.52%		to	4.44%
December 31, 2015	14,963	$1.26	to	$21.80	$28,625	0.00%	0.00%	to	0.90%	-3.79%		to	4.66%
December 31, 2014	14,943	$1.24	to	$21.30	$27,730	0.00%	0.00%	to	0.90%	-1.22%		to	3.25%

	Prudential Government Income Portfolio
December 31, 2018	14,778	$4.13	to	$4.13	$61,100	0.00%	0.60%	to	0.60%	0.03%		to	0.03%
December 31, 2017	17,642	$4.13	to	$4.13	$72,918	0.00%	0.60%	to	0.60%	2.32%		to	2.32%
December 31, 2016	11,034	$4.04	to	$4.04	$44,572	0.00%	0.60%	to	0.60%	1.56%		to	1.56%
December 31, 2015	10,647	$3.98	to	$3.98	$42,348	0.00%	0.60%	to	0.60%	0.07%		to	0.07%
December 31, 2014	33,792	$3.97	to	$3.97	$134,322	0.35%	0.60%	to	0.60%	5.23%		to	5.23%

	Prudential Jennison Portfolio (Class I)
December 31, 2018	40,408	$1.90	to	$39.28	$138,583	0.00%	0.00%	to	0.90%	-12.85%		to	-0.78%
December 31, 2017	40,830	$1.93	to	$39.59	$133,330	0.00%	0.00%	to	0.90%	18.64%		to	36.69%
December 31, 2016	42,070	$1.43	to	$28.96	$98,075	0.00%	0.00%	to	0.90%	-1.78%		to	-0.90%
December 31, 2015	42,538	$1.45	to	$29.23	$97,106	0.00%	0.00%	to	0.90%	3.30%	(3)	to	11.48%
December 31, 2014	45,100	$1.32	to	$26.22	$91,229	0.00%	0.00%	to	0.90%	1.31%		to	9.99%

	Prudential Small Capitalization Stock Portfolio
December 31, 2018	3,929	$8.77	to	$24.95	$40,780	0.00%	0.00%	to	0.60%	-9.27%		to	-8.72%
December 31, 2017	3,902	$9.67	to	$27.33	$44,031	0.00%	0.00%	to	0.60%	12.33%		to	13.00%
December 31, 2016	4,132	$8.61	to	$24.19	$40,470	0.00%	0.00%	to	0.60%	25.75%		to	26.50%
December 31, 2015	4,239	$6.84	to	$19.12	$31,692	0.00%	0.00%	to	0.60%	-4.33%		to	0.86%
December 31, 2014	4,384	$7.05	to	$19.57	$33,553	0.00%	0.00%	to	0.60%	3.65%		to	5.39%

	T. Rowe Price International Stock Portfolio
December 31, 2018	22,353	$1.26	to	$1.63	$36,033	1.35%	0.20%	to	0.90%	-14.98%		to	-14.37%
December 31, 2017	22,877	$1.48	to	$1.91	$43,157	1.09%	0.20%	to	0.90%	26.74%		to	27.63%
December 31, 2016	23,920	$1.17	to	$1.50	$35,577	1.07%	0.20%	to	0.90%	1.22%		to	1.93%
December 31, 2015	24,567	$1.16	to	$1.48	$35,979	0.96%	0.20%	to	0.90%	-1.78%		to	-1.09%
December 31, 2014	24,094	$1.18	to	$1.50	$35,805	1.06%	0.20%	to	0.90%	-2.12%		to	-1.45%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2018	1,566	$1.49	to	$2.05	$2,437	0.55%	0.20%	to	0.90%	-3.45%		to	-2.77%
December 31, 2017	1,748	$1.54	to	$2.12	$2,811	0.39%	0.20%	to	0.90%	26.74%		to	27.63%
December 31, 2016	1,891	$1.22	to	$1.67	$2,383	0.51%	0.20%	to	0.90%	-0.40%		to	0.30%
December 31, 2015	2,261	$1.22	to	$1.67	$2,982	0.64%	0.20%	to	0.90%	4.41%	(3)	to	5.13%
December 31, 2014	2,145	$1.17	to	$1.59	$2,682	0.37%	0.20%	to	0.90%	11.98%		to	12.77%

A86

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2018	2,119	$1.68	to	$2.82	$4,839	0.09%	0.20%	to	0.90%	1.75%		to	2.46%
December 31, 2017	2,065	$1.65	to	$2.76	$4,561	0.11%	0.20%	to	0.90%	30.23%		to	31.14%
December 31, 2016	2,065	$1.27	to	$2.11	$3,363	0.04%	0.20%	to	0.90%	1.53%		to	2.24%
December 31, 2015	2,291	$1.25	to	$2.07	$3,730	0.15%	0.20%	to	0.90%	6.61%	(3)	to	7.35%
December 31, 2014	2,731	$1.17	to	$1.94	$4,040	0.10%	0.20%	to	0.90%	7.97%		to	8.73%

	American Century VP Value Fund (Class I)
December 31, 2018	1,590	$3.14	to	$3.72	$5,379	1.66%	0.20%	to	0.90%	-9.97%		to	-9.33%
December 31, 2017	1,603	$3.48	to	$4.11	$6,024	1.66%	0.20%	to	0.90%	7.78%		to	8.53%
December 31, 2016	1,683	$3.22	to	$3.78	$5,848	1.69%	0.20%	to	0.90%	19.41%		to	20.24%
December 31, 2015	2,133	$2.69	to	$3.15	$6,148	2.13%	0.20%	to	0.90%	-4.74%		to	-4.08%	(3)
December 31, 2014	2,203	$2.81	to	$3.28	$6,649	1.55%	0.20%	to	0.90%	12.07%		to	12.85%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2018	1,190	$1.63	to	$1.81	$1,988	0.00%	0.20%	to	0.90%	-6.22%		to	-5.56%
December 31, 2017	1,262	$1.74	to	$1.91	$2,244	0.00%	0.20%	to	0.90%	20.31%		to	21.16%
December 31, 2016	1,871	$1.45	to	$1.58	$2,802	0.00%	0.20%	to	0.90%	3.24%		to	3.96%
December 31, 2015	3,427	$1.40	to	$1.52	$5,059	0.00%	0.20%	to	0.90%	-3.53%		to	-2.85%
December 31, 2014	3,678	$1.45	to	$1.56	$5,594	0.00%	0.20%	to	0.90%	6.51%		to	7.26%

	American Century VP Income & Growth Fund (Class I)
December 31, 2018	344	$2.34	to	$2.34	$806	1.92%	0.20%	to	0.20%	-7.05%		to	-7.05%
December 31, 2017	349	$2.52	to	$2.52	$880	2.32%	0.20%	to	0.20%	20.25%		to	20.25%
December 31, 2016	570	$2.10	to	$2.10	$1,195	2.35%	0.20%	to	0.20%	13.26%		to	13.26%
December 31, 2015	698	$1.85	to	$1.85	$1,293	2.12%	0.20%	to	0.20%	-5.81%		to	-5.81%
December 31, 2014	764	$1.97	to	$1.97	$1,502	2.04%	0.20%	to	0.20%	12.29%		to	12.29%

	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares)
December 31, 2018	1,103	$2.95	to	$2.95	$3,258	0.57%	0.20%	to	0.20%	-15.66%		to	-15.66%
December 31, 2017	1,034	$3.50	to	$3.50	$3,621	1.26%	0.20%	to	0.20%	15.15%		to	15.15%
December 31, 2016	644	$3.04	to	$3.04	$1,959	1.31%	0.20%	to	0.20%	15.24%		to	15.24%
December 31, 2015	118	$2.64	to	$2.64	$313	0.60%	0.20%	to	0.20%	-2.48%		to	-2.48%
December 31, 2014	121	$2.71	to	$2.71	$326	1.04%	0.20%	to	0.20%	11.87%		to	11.87%

	Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares)
December 31, 2018	507	$1.07	to	$1.07	$542	0.00%	0.20%	to	0.20%	-19.23%		to	-19.23%
December 31, 2017	532	$1.32	to	$1.32	$704	0.00%	0.20%	to	0.20%	24.42%		to	24.42%
December 31, 2016	1,690	$1.06	to	$1.06	$1,797	0.00%	0.20%	to	0.20%	16.84%		to	16.84%
December 31, 2015	3,011	$0.91	to	$0.91	$2,739	0.00%	0.20%	to	0.20%	-2.48%		to	-2.48%
December 31, 2014	3,397	$0.93	to	$0.93	$3,169	0.00%	0.20%	to	0.20%	1.38%		to	1.38%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2018	20,845	$2.84	to	$29.76	$81,039	0.00%	0.00%	to	0.90%	-18.54%		to	-13.79%
December 31, 2017	20,759	$3.32	to	$34.52	$87,405	0.00%	0.00%	to	0.90%	9.76%		to	12.19%
December 31, 2016	20,975	$2.99	to	$30.77	$76,691	0.00%	0.00%	to	0.90%	24.34%		to	25.45%
December 31, 2015	22,320	$2.40	to	$24.52	$62,891	0.00%	0.00%	to	0.90%	-7.17%		to	-5.36%	(3)
December 31, 2014	23,213	$2.56	to	$25.91	$68,991	0.00%	0.00%	to	0.90%	1.10%		to	4.94%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2018	781	$12.67	to	$20.60	$14,419	0.00%	0.00%	to	0.25%	-13.00%		to	-5.35%
December 31, 2017	685	$13.42	to	$21.77	$13,981	0.00%	0.00%	to	0.25%	29.96%		to	30.28%
December 31, 2016	646	$10.32	to	$16.71	$10,266	0.00%	0.00%	to	0.25%	1.36%		to	1.61%
December 31, 2015	571	$10.19	to	$16.44	$9,093	0.00%	0.00%	to	0.25%	1.47%	(3)	to	6.27%
December 31, 2014	476	$15.37	to	$15.47	$7,318	0.00%	0.00%	to	0.10%	-1.93%		to	7.15%

	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)
December 31, 2018	110	$3.14	to	$3.14	$347	0.46%	0.20%	to	0.20%	-8.80%		to	-8.80%
December 31, 2017	112	$3.45	to	$3.45	$386	0.56%	0.20%	to	0.20%	11.34%		to	11.34%
December 31, 2016	111	$3.10	to	$3.10	$344	1.20%	0.20%	to	0.20%	22.96%		to	22.96%
December 31, 2015	116	$2.52	to	$2.52	$293	0.28%	0.20%	to	0.20%	-2.32%		to	-2.32%
December 31, 2014	113	$2.58	to	$2.58	$292	0.16%	0.20%	to	0.20%	6.71%		to	6.71%
A87

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	Invesco V.I. Managed Volatility Fund (Series I)
December 31, 2018	29	$1.82	to	$1.82		$53	1.45%	0.20%	to	0.20%		-11.18%	to	-11.18%
December 31, 2017	51	$2.05	to	$2.05		$105	1.35%	0.20%	to	0.20%		10.34%	to	10.34%
December 31, 2016	49	$1.86	to	$1.86		$92	1.97%	0.20%	to	0.20%		10.40%	to	10.40%
December 31, 2015	49	$1.69	to	$1.69		$82	1.45%	0.20%	to	0.20%		-2.35%	to	-2.35%
December 31, 2014	47	$1.73	to	$1.73		$80	2.90%	0.20%	to	0.20%		20.33%	to	20.33%

	Invesco V.I. Technology Fund (Series I)
December 31, 2018	1,391	$0.73	to	$0.73		$1,010	0.00%	0.20%	to	0.20%		-0.66%	to	-0.66%
December 31, 2017	1,480	$0.73	to	$0.73		$1,081	0.00%	0.20%	to	0.20%		34.85%	to	34.85%
December 31, 2016	1,778	$0.54	to	$0.54		$963	0.00%	0.20%	to	0.20%		-0.93%	to	-0.93%
December 31, 2015	1,458	$0.55	to	$0.55		$797	0.00%	0.20%	to	0.20%		6.61%	to	6.61%
December 31, 2014	1,489	$0.51	to	$0.51		$764	0.00%	0.20%	to	0.20%		10.83%	to	10.83%

	Janus Henderson VIT Enterprise Portfolio (Service Shares)
December 31, 2018	417	$2.05	to	$2.05		$853	0.14%	0.20%	to	0.20%		-0.86%	to	-0.86%
December 31, 2017	377	$2.06	to	$2.06		$779	0.62%	0.20%	to	0.20%		26.83%	to	26.83%
December 31, 2016	225	$1.63	to	$1.63		$366	0.77%	0.20%	to	0.20%		11.88%	to	11.88%
December 31, 2015	270	$1.45	to	$1.45		$393	0.71%	0.20%	to	0.20%		3.56%	to	3.56%
December 31, 2014	394	$1.40	to	$1.40		$554	0.06%	0.20%	to	0.20%		12.02%	to	12.02%

	Janus Henderson VIT Balanced Portfolio (Service Shares)
December 31, 2018	436	$2.88	to	$2.88		$1,257	1.61%	0.20%	to	0.20%		0.23%	to	0.23%
December 31, 2017	565	$2.87	to	$2.87		$1,625	1.40%	0.20%	to	0.20%		17.90%	to	17.90%
December 31, 2016	544	$2.44	to	$2.44		$1,327	2.14%	0.20%	to	0.20%		4.12%	to	4.12%
December 31, 2015	371	$2.34	to	$2.34		$868	1.31%	0.20%	to	0.20%		0.21%	to	0.21%
December 31, 2014	606	$2.34	to	$2.34		$1,416	1.71%	0.20%	to	0.20%		8.02%	to	8.02%

	Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Shares)
December 31, 2018	29	$1.29	to	$1.29		$37	0.00%	0.20%	to	0.20%		-6.49%	to	-6.49%
December 31, 2017	32	$1.38	to	$1.38		$44	0.00%	0.20%	to	0.20%		28.19%	to	28.19%
December 31, 2016	38	$1.08	to	$1.08		$41	0.00%	0.20%	to	0.20%		1.88%	to	1.88%
December 31, 2015	44	$1.06	to	$1.06		$46	0.00%	0.20%	to	0.20%		6.13%	to	6.13%
December 31, 2014	56	$1.00	to	$1.00		$56	0.00%	0.20%	to	0.20%		5.32%	to	5.32%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2018	2,039	$2.27	to	$2.27		$4,622	0.35%	0.25%	to	0.25%		-3.08%	to	-3.08%
December 31, 2017	2,294	$2.34	to	$2.34		$5,366	0.24%	0.25%	to	0.25%		27.24%	to	27.24%
December 31, 2016	2,537	$1.84	to	$1.84		$4,664	0.38%	0.25%	to	0.25%		0.02%	to	0.02%
December 31, 2015	2,681	$1.84	to	$1.84		$4,928	0.46%	0.25%	to	0.25%		4.81%	to	4.81%
December 31, 2014	2,623	$1.75	to	$1.75		$4,600	0.23%	0.25%	to	0.25%		12.45%	to	12.45%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2018	25,487	$2.96	to	$39.29		$95,018	0.00%	0.00%	to	0.90%		-13.48%	to	-7.84%
December 31, 2017	25,778	$3.24	to	$42.63		$100,433	0.00%	0.00%	to	0.90%		21.35%	to	22.43%
December 31, 2016	26,137	$2.67	to	$34.82		$81,059	0.00%	0.00%	to	0.90%		3.39%	to	4.32%
December 31, 2015	26,778	$2.58	to	$33.38		$78,820	0.00%	0.00%	to	0.90%		-7.66%	to	-2.36%	(3)
December 31, 2014	27,210	$2.67	to	$34.19		$80,596	0.00%	0.00%	to	0.90%		2.92%	to	10.35%

	Janus Henderson VIT Overseas Portfolio (Service Shares)
December 31, 2018	1,455	$1.51	to	$10.58		$6,368	1.63%	0.00%	to	0.25%		-15.35%	to	-15.14%
December 31, 2017	1,456	$1.78	to	$12.50		$8,013	1.59%	0.00%	to	0.25%		30.48%	to	30.80%
December 31, 2016	1,294	$1.36	to	$9.58		$4,997	5.05%	0.00%	to	0.25%		-6.94%	to	-6.71%
December 31, 2015	1,409	$1.47	to	$7.39	(3)	$4,999	0.52%	0.00%	to	0.20%	(3)	-16.71%	to	-8.80%	(3)
December 31, 2014	1,211	$1.61	to	$8.11		$5,302	7.35%	0.00%	to	0.20%		-16.82%	to	-12.10%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2018	11,257	$1.75	to	$21.94		$26,463	0.00%	0.00%	to	0.90%		-13.59%	to	-12.81%
December 31, 2017	11,071	$2.03	to	$25.17		$29,635	0.00%	0.00%	to	0.90%		34.60%	to	35.81%
December 31, 2016	10,783	$1.51	to	$18.53		$21,057	0.00%	0.00%	to	0.90%		-4.44%	to	-3.58%
December 31, 2015	10,892	$1.58	to	$19.22		$21,917	0.00%	0.00%	to	0.90%		-5.89%	to	3.37%
December 31, 2014	10,543	$1.54	to	$18.59		$20,665	0.00%	0.00%	to	0.90%		-6.56%	to	-3.45%

A88

Note 7:	Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest				Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	M Large Cap Growth Fund
December 31, 2018	126		$13.37		to	$37.09	$3,787		0.00%	0.00%	to	0.25%		-5.19%	to	-4.95%
December 31, 2017	110		$14.10		to	$39.02	$4,027		0.00%	0.00%	to	0.25%		38.63%	to	38.97%
December 31, 2016	123		$10.17		to	$28.08	$3,310		0.00%	0.00%	to	0.25%		-2.56%	to	-2.32%
December 31, 2015	111		$10.44		to	$28.74	$3,193		0.03%	0.00%	to	0.25%		5.13%	to	7.70%
December 31, 2014	109		$26.69		to	$26.69	$2,908		0.04%	0.00%	to	0.00%		10.21%	to	10.21%

	M Capital Appreciation Fund
December 31, 2018	49		$12.15		to	$36.51	$1,299		0.32%	0.00%	to	0.25%		-14.36%	to	-14.15%
December 31, 2017	39		$14.19		to	$42.53	$1,386		0.00%	0.00%	to	0.25%		18.72%	to	19.02%
December 31, 2016	48		$11.95		to	$35.74	$1,502		0.00%	0.00%	to	0.25%		20.76%	to	21.06%
December 31, 2015	77		$9.90		to	$29.52	$2,283		0.00%	0.00%	to	0.25%		-6.58%	to	-0.63%
December 31, 2014	76		$31.60		to	$31.60	$2,408		0.00%	0.00%	to	0.00%		12.42%	to	12.42%

	M International Equity Fund
December 31, 2018	102		$9.66		to	$16.56	$1,521		1.48%	0.00%	to	0.25%		-20.77%	to	-20.57%
December 31, 2017	103		$12.20		to	$20.85	$2,053		1.69%	0.00%	to	0.25%		23.74%	to	24.05%
December 31, 2016	109		$9.86		to	$16.81	$1,737		1.34%	0.00%	to	0.25%		-0.30%	to	-0.05%
December 31, 2015	88		$9.89		to	$16.82	$1,478		1.75%	0.00%	to	0.25%		-3.94%	to	-0.27%
December 31, 2014	79		$17.51		to	$17.51	$1,376		2.04%	0.00%	to	0.00%		-7.06%	to	-7.06%

	M Large Cap Value Fund
December 31, 2018	125		$11.24		to	$26.90	$2,708		1.56%	0.00%	to	0.25%		-12.29%	to	-12.07%
December 31, 2017	95		$12.81		to	$30.60	$2,727		1.55%	0.00%	to	0.25%		14.71%	to	14.99%
December 31, 2016	107		$11.17		to	$26.61	$2,683		2.01%	0.00%	to	0.25%		9.37%	to	9.64%
December 31, 2015	110		$24.27	(3)	to	$24.27	$2,678		1.39%	0.00%	to	0.00%	(3)	-0.66%	to	-0.66%	(3)
December 31, 2014	107		$24.43		to	$24.43	$2,607		1.23%	0.00%	to	0.00%		9.68%	to	9.68%

	ProFund VP Asia 30
December 31, 2018	1		$3.23		to	$3.23	$2		0.47%	0.25%	to	0.25%		-18.80%	to	-18.80%
December 31, 2017	1		$3.98		to	$3.98	$3		0.00%	0.25%	to	0.25%		32.54%	to	32.54%
December 31, 2016	1		$3.00		to	$3.00	$2		1.19%	0.25%	to	0.25%		0.39%	to	0.39%
December 31, 2015	1		$2.99		to	$2.99	$2		0.28%	0.25%	to	0.25%		-9.60%	to	-9.60%
December 31, 2014	1		$3.31		to	$3.31	$2		0.08%	0.25%	to	0.25%		-1.81%	to	-1.81%

	ProFund VP Basic Materials
December 31, 2018	—	(1)	$2.58		to	$2.58	$1		0.38%	0.25%	to	0.25%		-17.86%	to	-17.86%
December 31, 2017	—	(1)	$3.14		to	$3.14	$1		0.42%	0.25%	to	0.25%		22.65%	to	22.65%
December 31, 2016	—	(1)	$2.56		to	$2.56	$1		0.42%	0.25%	to	0.25%		18.20%	to	18.20%
December 31, 2015	—	(1)	$2.16		to	$2.16	$—	(1)	0.54%	0.25%	to	0.25%		-14.13%	to	-14.13%
December 31, 2014	—	(1)	$2.52		to	$2.52	$—	(1)	0.56%	0.25%	to	0.25%		1.43%	to	1.43%

	ProFund VP Bear
December 31, 2018	—		$0.17		to	$0.17	$—		0.00%	0.25%	to	0.25%		3.78%	to	3.78%
December 31, 2017	—		$0.16		to	$0.16	$—		0.00%	0.25%	to	0.25%		-18.18%	to	-18.18%
December 31, 2016	—		$0.20		to	$0.20	$—		0.00%	0.25%	to	0.25%		-13.26%	to	-13.26%
December 31, 2015	—		$0.23		to	$0.23	$—		0.00%	0.25%	to	0.25%		-5.15%	to	-5.15%
December 31, 2014	—		$0.24		to	$0.24	$—		0.00%	0.25%	to	0.25%		-14.44%	to	-14.44%

	ProFund VP Biotechnology
December 31, 2018	1		$5.90		to	$5.90	$3		0.00%	0.25%	to	0.25%		-6.98%	to	-6.98%
December 31, 2017	1		$6.34		to	$6.34	$3		0.00%	0.25%	to	0.25%		22.24%	to	22.24%
December 31, 2016	1		$5.19		to	$5.19	$3		0.00%	0.25%	to	0.25%		-15.69%	to	-15.69%
December 31, 2015	1		$6.15		to	$6.15	$4		0.00%	0.25%	to	0.25%		3.04%	to	3.04%
December 31, 2014	1		$5.97		to	$5.97	$3		0.00%	0.25%	to	0.25%		29.40%	to	29.40%

	ProFund VP UltraBull
December 31, 2018	50		$4.23		to	$4.23	$211		0.00%	0.25%	to	0.25%		-15.72%	to	-15.72%
December 31, 2017	60		$5.02		to	$5.02	$303		0.00%	0.25%	to	0.25%		40.67%	to	40.67%
December 31, 2016	184		$3.57		to	$3.57	$658		0.00%	0.25%	to	0.25%		18.30%	to	18.30%
December 31, 2015	98		$3.02		to	$3.02	$296		0.00%	0.25%	to	0.25%		-3.13%	to	-3.13%
December 31, 2014	263		$3.11		to	$3.11	$819		0.00%	0.25%	to	0.25%		22.93%	to	22.93%

A89

Note 7:	Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Services
December 31, 2018	1		$3.46	to	$3.46	$2		0.00%	0.25%	to	0.25%	0.36%	to	0.36%
December 31, 2017	1		$3.44	to	$3.44	$3		0.00%	0.25%	to	0.25%	18.07%	to	18.07%
December 31, 2016	1		$2.92	to	$2.92	$3		0.00%	0.25%	to	0.25%	3.93%	to	3.93%
December 31, 2015	1		$2.81	to	$2.81	$3		0.00%	0.25%	to	0.25%	4.43%	to	4.43%
December 31, 2014	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ProFund VP Oil & Gas
December 31, 2018	—	(1)	$2.36	to	$2.36	$—	(1)	1.68%	0.25%	to	0.25%	-20.42%	to	-20.42%
December 31, 2017	—	(1)	$2.96	to	$2.96	$1		1.22%	0.25%	to	0.25%	-3.42%	to	-3.42%
December 31, 2016	—	(1)	$3.07	to	$3.07	$1		0.65%	0.25%	to	0.25%	23.88%	to	23.88%
December 31, 2015	2		$2.48	to	$2.48	$6		0.54%	0.25%	to	0.25%	-23.56%	to	-23.56%
December 31, 2014	6		$3.24	to	$3.24	$20		0.43%	0.25%	to	0.25%	-11.09%	to	-11.09%

	ProFund VP Europe 30
December 31, 2018	5		$1.95	to	$1.95	$10		2.47%	0.25%	to	0.25%	-14.34%	to	-14.34%
December 31, 2017	5		$2.28	to	$2.28	$12		1.77%	0.25%	to	0.25%	19.41%	to	19.41%
December 31, 2016	5		$1.91	to	$1.91	$10		2.23%	0.25%	to	0.25%	7.54%	to	7.54%
December 31, 2015	16		$1.78	to	$1.78	$29		4.70%	0.25%	to	0.25%	-11.10%	to	-11.10%
December 31, 2014	17		$2.00	to	$2.00	$34		1.25%	0.25%	to	0.25%	-8.87%	to	-8.87%

	ProFund VP Financials
December 31, 2018	1		$1.59	to	$1.59	$1		0.60%	0.25%	to	0.25%	-10.66%	to	-10.66%
December 31, 2017	7		$1.78	to	$1.78	$12		0.34%	0.25%	to	0.25%	17.89%	to	17.89%
December 31, 2016	7		$1.51	to	$1.51	$10		0.36%	0.25%	to	0.25%	15.04%	to	15.04%
December 31, 2015	7		$1.31	to	$1.31	$9		0.29%	0.25%	to	0.25%	-1.74%	to	-1.74%
December 31, 2014	18		$1.34	to	$1.34	$24		0.19%	0.25%	to	0.25%	12.63%	to	12.63%

	ProFund VP Health Care
December 31, 2018	1		$3.56	to	$3.56	$3		0.00%	0.25%	to	0.25%	4.17%	to	4.17%
December 31, 2017	1		$3.41	to	$3.41	$4		0.00%	0.25%	to	0.25%	20.62%	to	20.62%
December 31, 2016	1		$2.83	to	$2.83	$3		0.00%	0.25%	to	0.25%	-4.29%	to	-4.29%
December 31, 2015	1		$2.96	to	$2.96	$4		0.00%	0.25%	to	0.25%	4.76%	to	4.76%
December 31, 2014	7		$2.82	to	$2.82	$20		0.06%	0.25%	to	0.25%	23.39%	to	23.39%

	ProFund VP Japan
December 31, 2018	2		$2.11	to	$2.11	$5		0.00%	0.25%	to	0.25%	-11.86%	to	-11.86%
December 31, 2017	2		$2.40	to	$2.40	$5		0.00%	0.25%	to	0.25%	18.16%	to	18.16%
December 31, 2016	2		$2.03	to	$2.03	$5		0.00%	0.25%	to	0.25%	0.16%	to	0.16%
December 31, 2015	6		$2.02	to	$2.02	$12		0.00%	0.25%	to	0.25%	5.55%	to	5.55%
December 31, 2014	6		$1.92	to	$1.92	$12		0.00%	0.25%	to	0.25%	2.97%	to	2.97%

	ProFund VP Mid-Cap Growth
December 31, 2018	1		$3.42	to	$3.42	$2		0.00%	0.25%	to	0.25%	-12.20%	to	-12.20%
December 31, 2017	1		$3.89	to	$3.89	$2		0.00%	0.25%	to	0.25%	18.01%	to	18.01%
December 31, 2016	—	(1)	$3.30	to	$3.30	$2		0.00%	0.25%	to	0.25%	12.60%	to	12.60%
December 31, 2015	—	(1)	$2.93	to	$2.93	$1		0.00%	0.25%	to	0.25%	0.03%	to	0.03%
December 31, 2014	—	(1)	$2.93	to	$2.93	$1		0.00%	0.25%	to	0.25%	5.63%	to	5.63%

	ProFund VP Mid-Cap Value
December 31, 2018	1		$3.35	to	$3.35	$2		0.10%	0.25%	to	0.25%	-13.51%	to	-13.51%
December 31, 2017	—	(1)	$3.87	to	$3.87	$2		0.32%	0.25%	to	0.25%	10.33%	to	10.33%
December 31, 2016	—	(1)	$3.51	to	$3.51	$2		0.20%	0.25%	to	0.25%	24.03%	to	24.03%
December 31, 2015	—	(1)	$2.83	to	$2.83	$1		0.13%	0.25%	to	0.25%	-8.45%	to	-8.45%
December 31, 2014	—	(1)	$3.09	to	$3.09	$1		0.06%	0.25%	to	0.25%	9.91%	to	9.91%

	ProFund VP Government Money Market
December 31, 2018	1,413		$1.06	to	$1.06	$1,502		0.43%	0.25%	to	0.25%	0.16%	to	0.16%
December 31, 2017	1,678		$1.06	to	$1.06	$1,781		0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2016	1,054		$1.06	to	$1.06	$1,122		0.02%	0.25%	to	0.25%	-0.29%	to	-0.29%
December 31, 2015	1,355		$1.07	to	$1.07	$1,447		0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%
December 31, 2014	595		$1.07	to	$1.07	$637		0.02%	0.25%	to	0.25%	-0.28%	to	-0.28%

A90

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP NASDAQ-100
December 31, 2018	4		$5.07	to	$5.07	$21	0.00%	0.25%	to	0.25%	-2.12%	to	-2.12%
December 31, 2017	5		$5.18	to	$5.18	$23	0.00%	0.25%	to	0.25%	30.04%	to	30.04%
December 31, 2016	5		$3.98	to	$3.98	$20	0.00%	0.25%	to	0.25%	4.99%	to	4.99%
December 31, 2015	31		$3.79	to	$3.79	$119	0.00%	0.25%	to	0.25%	7.19%	to	7.19%
December 31, 2014	33		$3.54	to	$3.54	$117	0.00%	0.25%	to	0.25%	16.71%	to	16.71%

	ProFund VP Pharmaceuticals
December 31, 2018	—	(1)	$2.00	to	$2.00	$1	1.09%	0.25%	to	0.25%	-6.44%	to	-6.44%
December 31, 2017	—	(1)	$2.14	to	$2.14	$1	1.02%	0.25%	to	0.25%	10.08%	to	10.08%
December 31, 2016	—	(1)	$1.94	to	$1.94	$1	1.01%	0.25%	to	0.25%	-3.97%	to	-3.97%
December 31, 2015	—	(1)	$2.02	to	$2.02	$1	0.14%	0.25%	to	0.25%	4.18%	to	4.18%
December 31, 2014	8		$1.94	to	$1.94	$16	0.92%	0.25%	to	0.25%	19.06%	to	19.06%

	ProFund VP Precious Metals
December 31, 2018	1		$0.89	to	$0.89	$1	0.00%	0.25%	to	0.25%	-13.69%	to	-13.69%
December 31, 2017	1		$1.03	to	$1.03	$1	0.00%	0.25%	to	0.25%	5.02%	to	5.02%
December 31, 2016	1		$0.98	to	$0.98	$1	0.00%	0.25%	to	0.25%	55.43%	to	55.43%
December 31, 2015	8		$0.63	to	$0.63	$5	0.00%	0.25%	to	0.25%	-33.02%	to	-33.02%
December 31, 2014	8		$0.95	to	$0.95	$8	0.00%	0.25%	to	0.25%	-24.06%	to	-24.06%

	ProFund VP Real Estate
December 31, 2018	1		$2.80	to	$2.80	$3	2.72%	0.25%	to	0.25%	-5.93%	to	-5.93%
December 31, 2017	4		$2.98	to	$2.98	$13	0.98%	0.25%	to	0.25%	7.78%	to	7.78%
December 31, 2016	4		$2.76	to	$2.76	$12	1.34%	0.25%	to	0.25%	5.46%	to	5.46%
December 31, 2015	16		$2.62	to	$2.62	$41	0.67%	0.25%	to	0.25%	0.07%	to	0.07%
December 31, 2014	16		$2.62	to	$2.62	$43	1.57%	0.25%	to	0.25%	24.71%	to	24.71%

	ProFund VP Short NASDAQ-100
December 31, 2018	—		$0.08	to	$0.08	$—	0.00%	0.25%	to	0.25%	-2.99%	to	-2.99%
December 31, 2017	—		$0.08	to	$0.08	$—	0.00%	0.00%	to	0.00%	-25.23%	to	-25.23%
December 31, 2016	—		$0.11	to	$0.11	$—	0.00%	0.25%	to	0.25%	-10.22%	to	-10.22%
December 31, 2015	—		$0.12	to	$0.12	$—	0.00%	0.25%	to	0.25%	-13.30%	to	-13.30%
December 31, 2014	—		$0.14	to	$0.14	$—	0.00%	0.25%	to	0.25%	-19.54%	to	-19.54%

	ProFund VP Short Small-Cap
December 31, 2018	—		$0.11	to	$0.11	$—	0.00%	0.25%	to	0.25%	10.16%	to	10.16%
December 31, 2017	—		$0.10	to	$0.10	$—	0.00%	0.00%	to	0.00%	-14.37%	to	-14.37%
December 31, 2016	—		$0.12	to	$0.12	$—	0.00%	0.25%	to	0.25%	-21.78%	to	-21.78%
December 31, 2015	—		$0.15	to	$0.15	$—	0.00%	0.25%	to	0.25%	-1.09%	to	-1.09%
December 31, 2014	—		$0.15	to	$0.15	$—	0.00%	0.25%	to	0.25%	-9.48%	to	-9.48%

	ProFund VP Small-Cap
December 31, 2018	2		$3.10	to	$3.10	$7	0.00%	0.25%	to	0.25%	-13.11%	to	-13.11%
December 31, 2017	3		$3.57	to	$3.57	$10	0.00%	0.25%	to	0.25%	12.15%	to	12.15%
December 31, 2016	3		$3.18	to	$3.18	$11	0.00%	0.25%	to	0.25%	19.39%	to	19.39%
December 31, 2015	32		$2.67	to	$2.67	$87	0.00%	0.25%	to	0.25%	-6.44%	to	-6.44%
December 31, 2014	34		$2.85	to	$2.85	$98	0.00%	0.25%	to	0.25%	2.22%	to	2.22%

	ProFund VP Small-Cap Growth
December 31, 2018	4		$4.08	to	$4.08	$15	0.00%	0.25%	to	0.25%	-5.99%	to	-5.99%
December 31, 2017	4		$4.34	to	$4.34	$15	0.00%	0.25%	to	0.25%	12.69%	to	12.69%
December 31, 2016	3		$3.85	to	$3.85	$13	0.00%	0.25%	to	0.25%	19.93%	to	19.93%
December 31, 2015	3		$3.21	to	$3.21	$10	0.00%	0.25%	to	0.25%	0.92%	to	0.92%
December 31, 2014	3		$3.18	to	$3.18	$9	0.00%	0.25%	to	0.25%	1.92%	to	1.92%

	ProFund VP Technology
December 31, 2018	—	(1)	$4.14	to	$4.14	$1	0.00%	0.25%	to	0.25%	-2.54%	to	-2.54%
December 31, 2017	—	(1)	$4.24	to	$4.24	$1	0.06%	0.25%	to	0.25%	34.85%	to	34.85%
December 31, 2016	—	(1)	$3.15	to	$3.15	$1	0.00%	0.25%	to	0.25%	12.06%	to	12.06%
December 31, 2015	—	(1)	$2.81	to	$2.81	$1	0.00%	0.25%	to	0.25%	2.15%	to	2.15%
December 31, 2014	1		$2.75	to	$2.75	$3	0.00%	0.25%	to	0.25%	17.82%	to	17.82%
A91

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Telecommunications
December 31, 2018	—	(1)	$1.70	to	$1.70	$1	8.92%	0.25%	to	0.25%	-15.32%	to	-15.32%
December 31, 2017	5		$2.01	to	$2.01	$10	5.01%	0.25%	to	0.25%	-2.37%	to	-2.37%
December 31, 2016	5		$2.06	to	$2.06	$10	1.60%	0.25%	to	0.25%	21.35%	to	21.35%
December 31, 2015	4		$1.70	to	$1.70	$8	1.67%	0.25%	to	0.25%	1.27%	to	1.27%
December 31, 2014	4		$1.68	to	$1.68	$7	3.33%	0.25%	to	0.25%	0.31%	to	0.31%

	ProFund VP U.S. Government Plus
December 31, 2018	5		$2.11	to	$2.11	$11	0.92%	0.25%	to	0.25%	-5.66%	to	-5.66%
December 31, 2017	5		$2.24	to	$2.24	$11	0.44%	0.25%	to	0.25%	9.21%	to	9.21%
December 31, 2016	5		$2.05	to	$2.05	$9	0.00%	0.25%	to	0.25%	-0.56%	to	-0.56%
December 31, 2015	4		$2.06	to	$2.06	$9	0.00%	0.25%	to	0.25%	-5.87%	to	-5.87%
December 31, 2014	4		$2.19	to	$2.19	$9	0.17%	0.25%	to	0.25%	36.05%	to	36.05%

	ProFund VP UltraMid-Cap
December 31, 2018	10		$6.00	to	$6.00	$58	0.00%	0.25%	to	0.25%	-26.95%	to	-26.95%
December 31, 2017	8		$8.22	to	$8.22	$66	0.00%	0.25%	to	0.25%	28.54%	to	28.54%
December 31, 2016	24		$6.39	to	$6.39	$152	0.00%	0.25%	to	0.25%	37.57%	to	37.57%
December 31, 2015	15		$4.65	to	$4.65	$71	0.00%	0.25%	to	0.25%	-9.38%	to	-9.38%
December 31, 2014	10		$5.13	to	$5.13	$53	0.00%	0.25%	to	0.25%	15.05%	to	15.05%

	ProFund VP UltraNASDAQ-100
December 31, 2018	11		$12.77	to	$12.77	$134	0.00%	0.25%	to	0.25%	-9.86%	to	-9.86%
December 31, 2017	12		$14.17	to	$14.17	$176	0.00%	0.25%	to	0.25%	67.91%	to	67.91%
December 31, 2016	45		$8.44	to	$8.44	$379	0.00%	0.25%	to	0.25%	8.35%	to	8.35%
December 31, 2015	23		$7.79	to	$7.79	$178	0.00%	0.25%	to	0.25%	13.32%	to	13.32%
December 31, 2014	74		$6.87	to	$6.87	$510	0.00%	0.25%	to	0.25%	35.50%	to	35.50%

	ProFund VP UltraSmall-Cap
December 31, 2018	4		$4.37	to	$4.37	$19	0.00%	0.25%	to	0.25%	-27.13%	to	-27.13%
December 31, 2017	7		$6.00	to	$6.00	$44	0.00%	0.25%	to	0.25%	24.89%	to	24.89%
December 31, 2016	16		$4.81	to	$4.81	$76	0.00%	0.25%	to	0.25%	39.24%	to	39.24%
December 31, 2015	10		$3.45	to	$3.45	$36	0.00%	0.25%	to	0.25%	-13.19%	to	-13.19%
December 31, 2014	—		$3.98	to	$3.98	$—	0.00%	0.25%	to	0.25%	5.12%	to	5.12%

	ProFund VP Bull
December 31, 2018	7		$2.72	to	$2.72	$18	0.00%	0.25%	to	0.25%	-6.38%	to	-6.38%
December 31, 2017	7		$2.91	to	$2.91	$20	0.00%	0.25%	to	0.25%	19.04%	to	19.04%
December 31, 2016	7		$2.44	to	$2.44	$18	0.00%	0.25%	to	0.25%	9.39%	to	9.39%
December 31, 2015	26		$2.23	to	$2.23	$57	0.00%	0.25%	to	0.25%	-0.70%	to	-0.70%
December 31, 2014	27		$2.25	to	$2.25	$61	0.00%	0.25%	to	0.25%	11.19%	to	11.19%

	ProFund VP Utilities
December 31, 2018	—	(1)	$3.84	to	$3.84	$1	2.20%	0.25%	to	0.25%	2.63%	to	2.63%
December 31, 2017	—	(1)	$3.74	to	$3.74	$1	2.15%	0.25%	to	0.25%	10.36%	to	10.36%
December 31, 2016	—	(1)	$3.39	to	$3.39	$1	1.55%	0.25%	to	0.25%	14.79%	to	14.79%
December 31, 2015	—	(1)	$2.95	to	$2.95	$1	2.03%	0.25%	to	0.25%	-6.63%	to	-6.63%
December 31, 2014	—	(1)	$3.16	to	$3.16	$1	6.02%	0.25%	to	0.25%	25.57%	to	25.57%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2018	3,422		$15.12	to	$32.49	$82,095	0.00%	0.00%	to	0.90%	-10.51%	to	3.87%
December 31, 2017	2,611		$14.60	to	$31.28	$66,789	0.00%	0.00%	to	0.90%	18.83%	to	37.88%
December 31, 2016	2,049		$10.61	to	$22.69	$41,472	0.00%	0.00%	to	0.90%	1.78%	to	2.70%
December 31, 2015	1,764		$10.36	to	$22.09	$36,512	0.00%	0.00%	to	0.90%	2.56%	to	9.58%
December 31, 2014	1,594		$18.99	to	$20.16	$31,666	0.00%	0.00%	to	0.90%	2.45%	to	8.34%

	AST Cohen & Steers Realty Portfolio
December 31, 2018	461		$11.69	to	$23.94	$10,830	0.00%	0.10%	to	0.25%	-4.99%	to	-4.85%
December 31, 2017	430		$12.30	to	$25.17	$10,808	0.00%	0.10%	to	0.25%	5.98%	to	6.14%
December 31, 2016	422		$11.61	to	$23.71	$10,002	0.00%	0.10%	to	0.25%	4.55%	to	4.71%
December 31, 2015	388		$11.10	to	$22.64	$8,792	0.00%	0.10%	to	0.25%	4.46%	to	11.04%
December 31, 2014	353		$21.62	to	$21.62	$7,630	0.00%	0.10%	to	0.10%	7.80%	to	30.78%

A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2018	606	$18.12	to	$18.20	$11,004	0.00%	0.10%	to	0.25%	-5.75%		to	-5.22%
December 31, 2017	541	$19.12	to	$19.23	$10,365	0.00%	0.10%	to	0.25%	11.86%		to	12.03%
December 31, 2016	491	$17.07	to	$17.19	$8,408	0.00%	0.10%	to	0.25%	3.58%		to	3.73%
December 31, 2015	456	$16.45	to	$16.60	$7,527	0.00%	0.10%	to	0.25%	-3.00%		to	0.54%
December 31, 2014	397	$16.50	to	$16.67	$6,582	0.00%	0.10%	to	0.25%	0.95%		to	5.34%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2018	737	$9.97	to	$17.58	$10,482	0.00%	0.10%	to	0.25%	-12.28%		to	-9.80%
December 31, 2017	467	$11.07	to	$19.50	$8,486	0.00%	0.10%	to	0.25%	16.26%		to	16.43%
December 31, 2016	409	$9.53	to	$16.74	$6,632	0.00%	0.10%	to	0.25%	5.86%		to	6.02%
December 31, 2015	365	$9.00	to	$15.79	$5,723	0.00%	0.10%	to	0.25%	-11.00%		to	-6.16%	(3)
December 31, 2014	346	$16.83	to	$16.83	$5,825	0.00%	0.10%	to	0.10%	-4.50%		to	1.46%

	AST Small-Cap Value Portfolio
December 31, 2018	378	$11.54	to	$23.62	$8,927	0.00%	0.10%	to	0.25%	-17.28%		to	-17.16%
December 31, 2017	373	$13.95	to	$28.52	$10,643	0.00%	0.10%	to	0.25%	7.08%		to	7.24%
December 31, 2016	358	$13.02	to	$26.59	$9,471	0.00%	0.10%	to	0.25%	28.88%		to	29.07%
December 31, 2015	334	$10.10	to	$20.60	$6,888	0.00%	0.10%	to	0.25%	-5.21%		to	1.45%
December 31, 2014	323	$21.55	to	$21.55	$6,955	0.00%	0.10%	to	0.10%	1.90%		to	5.16%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2018	1,282	$11.27	to	$29.48	$21,264	0.00%	0.10%	to	0.25%	-11.91%		to	-4.44%
December 31, 2017	686	$11.81	to	$30.85	$14,463	0.00%	0.10%	to	0.25%	13.29%		to	26.96%
December 31, 2016	451	$9.32	to	$24.30	$8,815	0.00%	0.10%	to	0.25%	1.39%		to	1.54%
December 31, 2015	308	$9.19	to	$23.93	$6,773	0.00%	0.10%	to	0.25%	-8.45%		to	-2.35%
December 31, 2014	227	$25.39	to	$25.39	$5,759	0.00%	0.10%	to	0.10%	2.76%		to	11.42%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2018	2,435	$11.05	to	$16.81	$37,509	0.00%	0.00%	to	0.90%	-17.07%		to	-14.15%
December 31, 2017	2,269	$12.90	to	$19.58	$41,716	0.00%	0.00%	to	0.90%	18.13%		to	19.19%
December 31, 2016	2,205	$10.85	to	$16.43	$34,654	0.00%	0.00%	to	0.90%	18.82%		to	19.88%
December 31, 2015	2,084	$9.07	to	$13.70	$27,745	0.00%	0.00%	to	0.90%	-9.98%		to	-7.84%	(3)
December 31, 2014	2,047	$14.00	to	$14.87	$30,007	0.00%	0.00%	to	0.90%	3.07%		to	13.75%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2018	1,036	$14.24	to	$28.92	$23,847	0.00%	0.00%	to	0.90%	-10.11%		to	-2.69%
December 31, 2017	943	$14.67	to	$29.75	$23,507	0.00%	0.00%	to	0.90%	31.80%		to	32.99%
December 31, 2016	845	$11.06	to	$22.39	$16,500	0.00%	0.00%	to	0.90%	4.64%		to	5.57%
December 31, 2015	870	$10.50	to	$21.23	$16,573	0.00%	0.00%	to	0.90%	4.02%	(3)	to	10.07%
December 31, 2014	899	$15.07	to	$19.31	$15,587	0.00%	0.00%	to	0.90%	3.73%		to	10.59%

	AST MFS Growth Portfolio
December 31, 2018	1,116	$14.08	to	$29.74	$20,170	0.00%	0.10%	to	0.25%	-11.85%		to	2.05%
December 31, 2017	622	$13.81	to	$29.14	$12,249	0.00%	0.10%	to	0.25%	14.80%		to	30.58%
December 31, 2016	386	$10.60	to	$22.32	$6,591	0.00%	0.10%	to	0.25%	1.66%		to	1.81%
December 31, 2015	207	$10.42	to	$21.92	$4,199	0.00%	0.10%	to	0.25%	3.26%		to	7.12%
December 31, 2014	155	$20.46	to	$20.46	$3,175	0.00%	0.10%	to	0.10%	3.14%		to	8.60%

	AST Small-Cap Growth Portfolio
December 31, 2018	1,102	$22.64	to	$24.92	$26,825	0.00%	0.00%	to	0.90%	-9.23%		to	-8.40%
December 31, 2017	1,148	$24.95	to	$27.20	$30,600	0.00%	0.00%	to	0.90%	22.81%		to	23.91%
December 31, 2016	1,071	$20.31	to	$21.95	$23,075	0.00%	0.00%	to	0.90%	11.08%		to	12.07%
December 31, 2015	1,050	$18.29	to	$19.59	$20,210	0.00%	0.00%	to	0.90%	-4.85%		to	0.79%
December 31, 2014	1,012	$18.31	to	$19.43	$19,378	0.00%	0.00%	to	0.90%	2.89%		to	4.09%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2018	910	$10.26	to	$13.97	$10,816	0.00%	0.10%	to	0.25%	0.28%		to	0.64%
December 31, 2017	633	$10.21	to	$13.88	$7,805	0.00%	0.10%	to	0.25%	0.68%		to	1.60%
December 31, 2016	424	$10.06	to	$13.66	$5,438	0.00%	0.10%	to	0.25%	1.38%		to	1.53%
December 31, 2015	223	$9.93	to	$13.46	$2,877	0.00%	0.10%	to	0.25%	-0.74%		to	0.38%
December 31, 2014	165	$13.41	to	$13.41	$2,217	0.00%	0.10%	to	0.10%	-0.89%		to	-0.20%

A93

Note 7:	Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)	Unit Value Lowest — Highest					Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	AST T. Rowe Price Natural Resources Portfolio
December 31, 2018	1,042	$11.09		to	$13.78		$14,360	0.00%	0.10%		to	0.25%		-16.86%	to	-16.74%
December 31, 2017	1,024	$16.55		to	$16.55		$16,957	0.00%	0.10%		to	0.10%		10.20%	to	10.20%
December 31, 2016	966	$15.02		to	$15.02		$14,503	0.00%	0.10%		to	0.10%		24.49%	to	24.49%
December 31, 2015	880	$12.07	(3)	to	$12.07		$10,617	0.00%	0.10%		to	0.10%	(3)	-23.60%	to	-19.33%	(3)
December 31, 2014	839	$14.96		to	$14.96		$12,553	0.00%	0.10%		to	0.10%		-16.57%	to	-8.45%

	AST MFS Global Equity Portfolio
December 31, 2018	1,628	$11.23		to	$25.57		$23,948	0.00%	0.10%		to	0.25%		-10.46%	to	-9.64%
December 31, 2017	1,053	$12.45		to	$28.30		$18,328	0.00%	0.10%		to	0.25%		11.40%	to	23.72%
December 31, 2016	654	$10.08		to	$22.88		$10,302	0.00%	0.10%		to	0.25%		6.84%	to	7.00%
December 31, 2015	405	$9.43		to	$21.38		$6,754	0.00%	0.10%		to	0.25%		-6.34%	to	2.10%
December 31, 2014	203	$21.72		to	$21.72		$4,417	0.00%	0.10%		to	0.10%		0.29%	to	3.53%

	AST J.P. Morgan International Equity Portfolio
December 31, 2018	1,488	$9.53		to	$15.23		$17,341	0.00%	0.10%		to	0.25%		-17.67%	to	-11.48%
December 31, 2017	938	$11.58		to	$18.47		$14,293	0.00%	0.10%		to	0.25%		15.77%	to	29.50%
December 31, 2016	590	$8.95		to	$14.26		$7,798	0.00%	0.10%		to	0.25%		1.68%	to	1.83%
December 31, 2015	474	$8.80		to	$14.01		$6,497	0.00%	0.10%		to	0.25%		-12.51%	to	-2.89%	(3)
December 31, 2014	401	$14.42		to	$14.42		$5,779	0.00%	0.10%		to	0.10%		-6.94%	to	-6.46%

	AST Templeton Global Bond Portfolio
December 31, 2018	717	$10.22		to	$14.53		$8,429	0.00%	0.10%		to	0.25%		1.74%	to	2.56%
December 31, 2017	496	$10.04		to	$14.26		$5,995	0.00%	0.10%		to	0.25%		1.79%	to	1.94%
December 31, 2016	299	$9.87		to	$13.99		$3,840	0.00%	0.10%		to	0.25%		4.10%	to	4.25%
December 31, 2015	222	$9.48		to	$13.42		$2,861	0.00%	0.10%		to	0.25%		-5.21%	to	-4.71%	(3)
December 31, 2014	152	$14.09		to	$14.09		$2,137	0.00%	0.10%		to	0.10%		-3.16%	to	0.46%

	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
December 31, 2018	136	$11.82		to	$20.00		$1,916	0.29%	0.00%		to	0.25%		-12.78%	to	-5.94%
December 31, 2017	41	$12.59		to	$21.27		$747	0.37%	0.00%		to	0.25%		17.81%	to	18.11%
December 31, 2016	28	$10.69		to	$17.85		$458	0.53%	0.10%		to	0.25%		9.37%	to	9.53%
December 31, 2015	20	$9.77		to	$16.30	(3)	$328	0.33%	0.10%	(3)	to	0.25%		-3.07%	to	-0.69%	(3)
December 31, 2014	19	$16.41		to	$16.41		$310	0.13%	0.10%		to	0.10%		3.83%	to	10.00%

	American Century VP Mid Cap Value Fund (Class I)
December 31, 2018	329	$24.34		to	$24.60		$8,009	1.43%	0.00%		to	0.10%		-12.92%	to	-12.84%
December 31, 2017	299	$27.95		to	$28.22		$8,360	1.55%	0.00%		to	0.10%		11.58%	to	11.69%
December 31, 2016	266	$25.05		to	$25.27		$6,680	1.72%	0.00%		to	0.10%		22.73%	to	22.85%
December 31, 2015	203	$20.41		to	$20.57		$4,147	1.67%	0.00%		to	0.10%		-3.04%	to	-1.43%
December 31, 2014	201	$20.73		to	$20.87		$4,168	1.19%	0.00%		to	0.10%		3.86%	to	16.42%

	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
December 31, 2018	75	$11.35		to	$21.10		$1,207	1.44%	0.00%		to	0.25%		-10.17%	to	-4.64%
December 31, 2017	63	$11.94		to	$22.13		$1,089	0.88%	0.00%		to	0.25%		14.75%	to	15.04%
December 31, 2016	52	$10.40		to	$19.23		$807	0.95%	0.00%		to	0.25%		9.80%	to	10.08%
December 31, 2015	33	$9.47		to	$17.47		$526	0.73%	0.00%		to	0.25%		-6.51%	to	-3.42%	(3)
December 31, 2014	22	$17.97		to	$17.97		$403	0.74%	0.10%		to	0.10%		1.82%	to	13.02%

	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares)
December 31, 2018	442	$10.51		to	$20.52		$5,697	0.29%	0.00%		to	0.25%		-17.35%	to	-15.68%
December 31, 2017	263	$12.50		to	$24.33		$4,320	0.56%	0.00%		to	0.25%		14.75%	to	15.04%
December 31, 2016	97	$10.89		to	$21.15		$1,550	0.71%	0.00%		to	0.25%		14.91%	to	15.20%
December 31, 2015	47	$9.48		to	$18.36		$808	0.41%	0.00%		to	0.25%		-6.23%	to	-2.52%	(3)
December 31, 2014	38	$18.71		to	$18.83		$709	0.70%	0.00%		to	0.10%		0.32%	to	11.76%

	MFS® Utilities Series (Initial Class)
December 31, 2018	899	$10.63		to	$17.67		$13,107	1.15%	0.00%		to	0.25%		-4.56%	to	1.06%
December 31, 2017	711	$10.55		to	$17.48		$10,705	4.49%	0.00%		to	0.25%		14.55%	to	14.83%
December 31, 2016	506	$9.21		to	$15.22		$7,056	3.97%	0.00%		to	0.25%		11.19%	to	11.47%
December 31, 2015	364	$8.28		to	$13.66		$4,854	4.42%	0.00%		to	0.25%		-17.36%	to	-4.95%
December 31, 2014	291	$15.87		to	$15.98		$4,622	2.20%	0.00%		to	0.10%		-2.92%	to	12.73%

A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2018	3,997	$10.36	to	$13.07	$50,072	0.00%	0.00%	to	0.90%	-1.55%	to	-0.16%
December 31, 2017	4,311	$10.45	to	$13.16	$55,270	0.00%	0.00%	to	0.90%	3.43%	to	4.36%
December 31, 2016	4,379	$10.04	to	$12.61	$54,184	0.00%	0.00%	to	0.90%	3.30%	to	4.23%
December 31, 2015	4,261	$9.66	to	$12.10	$50,787	0.00%	0.00%	to	0.90%	-3.10%	to	-2.11%	(3)
December 31, 2014	4,669	$11.81	to	$12.36	$56,990	0.00%	0.00%	to	0.90%	0.52%	to	4.23%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2018	1,216	$22.78	to	$22.78	$27,705	0.00%	0.25%	to	0.25%	-7.62%	to	-5.56%
December 31, 2017	1,000	$24.13	to	$24.13	$24,124	0.00%	0.25%	to	0.25%	15.12%	to	15.12%
December 31, 2016	818	$20.96	to	$20.96	$17,135	0.00%	0.25%	to	0.25%	7.27%	to	7.27%
December 31, 2015	652	$19.54	to	$19.54	$12,738	0.00%	0.25%	to	0.25%	-3.76%	to	1.69%
December 31, 2014	383	$19.58	to	$19.58	$7,498	0.00%	0.25%	to	0.25%	3.52%	to	5.62%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2018	3,680	$11.13	to	$18.24	$65,309	0.00%	0.00%	to	0.90%	-8.10%	to	-5.00%
December 31, 2017	3,720	$11.74	to	$19.20	$69,884	0.00%	0.00%	to	0.90%	12.58%	to	13.59%
December 31, 2016	3,879	$10.36	to	$16.91	$64,699	0.00%	0.00%	to	0.90%	5.58%	to	6.52%
December 31, 2015	3,955	$9.75	to	$15.87	$62,132	0.00%	0.00%	to	0.90%	-2.87%	to	2.04%
December 31, 2014	3,934	$15.25	to	$15.97	$62,318	0.00%	0.00%	to	0.90%	1.82%	to	5.51%

	AST Balanced Asset Allocation Portfolio
December 31, 2018	8,850	$17.03	to	$18.49	$160,882	0.00%	0.00%	to	0.90%	-7.83%	to	-4.93%
December 31, 2017	8,244	$18.08	to	$19.45	$157,924	0.00%	0.00%	to	0.90%	8.89%	to	14.90%
December 31, 2016	7,941	$15.88	to	$16.92	$132,630	0.00%	0.00%	to	0.90%	5.35%	to	6.30%
December 31, 2015	7,510	$15.07	to	$15.92	$118,230	0.00%	0.00%	to	0.90%	-2.86%	to	0.48%
December 31, 2014	7,035	$15.13	to	$15.84	$110,420	0.00%	0.00%	to	0.90%	0.72%	to	6.52%

	AST Preservation Asset Allocation Portfolio
December 31, 2018	1,889	$14.88	to	$16.14	$29,902	0.00%	0.00%	to	0.90%	-4.34%	to	-2.84%
December 31, 2017	1,768	$15.45	to	$16.62	$28,853	0.00%	0.00%	to	0.90%	5.98%	to	10.13%
December 31, 2016	2,396	$14.16	to	$15.09	$35,619	0.00%	0.00%	to	0.90%	4.58%	to	5.52%
December 31, 2015	1,687	$13.54	to	$14.30	$23,815	0.00%	0.00%	to	0.90%	-2.27%	to	0.14%
December 31, 2014	1,656	$13.64	to	$14.28	$23,383	0.00%	0.00%	to	0.90%	0.55%	to	5.78%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2018	352	$20.34	to	$20.34	$7,168	0.00%	0.25%	to	0.25%	-8.63%	to	-7.98%
December 31, 2017	318	$22.11	to	$22.11	$7,021	0.00%	0.25%	to	0.25%	8.93%	to	16.18%
December 31, 2016	262	$19.03	to	$19.03	$4,978	0.00%	0.25%	to	0.25%	3.99%	to	3.99%
December 31, 2015	214	$18.30	to	$18.30	$3,909	0.00%	0.25%	to	0.25%	-4.01%	to	0.74%
December 31, 2014	149	$18.16	to	$18.16	$2,702	0.00%	0.25%	to	0.25%	2.89%	to	2.89%

	AST Prudential Growth Allocation Portfolio
December 31, 2018	1,664	$22.95	to	$22.95	$38,174	0.00%	0.25%	to	0.25%	-10.12%	to	-7.83%
December 31, 2017	1,354	$24.90	to	$24.90	$33,715	0.00%	0.25%	to	0.25%	15.81%	to	15.81%
December 31, 2016	760	$21.50	to	$21.50	$16,346	0.00%	0.25%	to	0.25%	9.82%	to	9.82%
December 31, 2015	578	$19.58	to	$19.58	$11,306	0.00%	0.25%	to	0.25%	-4.30%	to	-0.86%	(3)
December 31, 2014	352	$19.75	to	$19.75	$6,957	0.00%	0.25%	to	0.25%	5.66%	to	8.93%

	AST Advanced Strategies Portfolio
December 31, 2018	437	$23.53	to	$23.53	$10,296	0.00%	0.25%	to	0.25%	-8.21%	to	-6.12%
December 31, 2017	372	$25.07	to	$25.07	$9,332	0.00%	0.25%	to	0.25%	9.92%	to	16.63%
December 31, 2016	303	$21.49	to	$21.49	$6,523	0.00%	0.25%	to	0.25%	6.84%	to	6.84%
December 31, 2015	251	$20.12	to	$20.12	$5,050	0.00%	0.25%	to	0.25%	-3.31%	to	0.55%
December 31, 2014	212	$20.01	to	$20.01	$4,249	0.00%	0.25%	to	0.25%	3.22%	to	5.84%

	AST RCM World Trends Portfolio
December 31, 2018	241	$19.12	to	$19.12	$4,603	0.00%	0.25%	to	0.25%	-8.24%	to	-8.13%
December 31, 2017	206	$20.81	to	$20.81	$4,283	0.00%	0.25%	to	0.25%	15.94%	to	15.94%
December 31, 2016	181	$17.95	to	$17.95	$3,241	0.00%	0.25%	to	0.25%	4.55%	to	4.55%
December 31, 2015	147	$17.17	to	$17.17	$2,521	0.00%	0.25%	to	0.25%	-4.14%	to	-0.41%	(3)
December 31, 2014	116	$17.24	to	$17.24	$2,005	0.00%	0.25%	to	0.25%	2.20%	to	4.88%
A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Global Strategies Portfolio
December 31, 2018	13,714	$12.46	to	$13.35	$180,505	0.00%	0.00%	to	0.90%	-6.76%	to	-5.28%
December 31, 2017	13,698	$13.27	to	$14.09	$190,644	0.00%	0.00%	to	0.90%	11.61%	to	12.61%
December 31, 2016	13,614	$11.89	to	$12.51	$168,562	0.00%	0.00%	to	0.90%	6.01%	to	6.96%
December 31, 2015	13,410	$11.22	to	$11.70	$155,517	0.00%	0.00%	to	0.90%	-5.91%	to	0.44%
December 31, 2014	13,042	$11.67	to	$12.06	$156,237	0.00%	0.00%	to	0.90%	-0.69%	to	4.89%

	TOPS® Aggressive Growth ETF Portfolio (Class 2)
December 31, 2018	597	$11.23	to	$18.73	$8,635	1.02%	0.10%	to	0.25%	-12.73%	to	-9.97%
December 31, 2017	400	$12.50	to	$20.80	$6,800	1.38%	0.10%	to	0.25%	20.09%	to	20.27%
December 31, 2016	223	$10.40	to	$17.29	$3,486	1.12%	0.10%	to	0.25%	12.88%	to	13.05%
December 31, 2015	149	$9.22	to	$15.30	$2,196	1.13%	0.10%	to	0.25%	-8.60%	to	-3.76%
December 31, 2014	93	$15.90	to	$15.90	$1,484	0.97%	0.10%	to	0.10%	-1.71%	to	4.71%

	TOPS® Balanced ETF Portfolio (Class 2)
December 31, 2018	844	$10.62	to	$14.26	$9,603	1.37%	0.10%	to	0.25%	-6.40%	to	-5.72%
December 31, 2017	473	$11.28	to	$15.12	$5,918	1.49%	0.10%	to	0.25%	6.59%	to	10.84%
December 31, 2016	289	$10.19	to	$13.64	$3,349	1.11%	0.10%	to	0.25%	7.65%	to	7.81%
December 31, 2015	126	$9.47	to	$12.66	$1,482	1.38%	0.10%	to	0.25%	-5.58%	to	-2.66%
December 31, 2014	71	$13.00	to	$13.00	$930	1.89%	0.10%	to	0.10%	-1.46%	to	3.44%

	TOPS® Conservative ETF Portfolio (Class 2)
December 31, 2018	125	$10.49	to	$12.84	$1,376	1.44%	0.10%	to	0.25%	-3.74%	to	-2.78%
December 31, 2017	82	$10.81	to	$13.20	$946	0.75%	0.10%	to	0.25%	6.56%	to	6.72%
December 31, 2016	70	$10.14	to	$12.37	$749	0.42%	0.10%	to	0.25%	5.56%	to	5.72%
December 31, 2015	23	$9.61	to	$11.70	$243	1.52%	0.10%	to	0.25%	-4.07%	to	-2.19%
December 31, 2014	10	$11.97	to	$11.97	$122	0.60%	0.10%	to	0.10%	-1.31%	to	2.02%

	TOPS® Growth ETF Portfolio (Class 2)
December 31, 2018	935	$11.01	to	$18.66	$12,855	1.35%	0.10%	to	0.25%	-10.86%	to	-8.87%
December 31, 2017	583	$12.10	to	$20.48	$9,360	1.44%	0.10%	to	0.25%	17.65%	to	17.82%
December 31, 2016	303	$10.29	to	$17.38	$4,507	1.38%	0.10%	to	0.25%	12.05%	to	12.21%
December 31, 2015	166	$9.18	to	$15.49	$2,469	1.65%	0.10%	to	0.25%	-8.78%	to	-4.44%
December 31, 2014	85	$16.21	to	$16.21	$1,371	1.39%	0.10%	to	0.10%	-2.29%	to	3.55%

	TOPS® Moderate Growth ETF Portfolio (Class 2)
December 31, 2018	1,196	$10.88	to	$15.64	$15,251	1.45%	0.10%	to	0.25%	-8.50%	to	-6.98%
December 31, 2017	710	$11.72	to	$16.81	$10,369	1.24%	0.10%	to	0.25%	13.83%	to	14.00%
December 31, 2016	604	$10.29	to	$14.75	$8,171	0.93%	0.10%	to	0.25%	10.24%	to	10.41%
December 31, 2015	253	$9.34	to	$13.36	$2,963	2.03%	0.10%	to	0.25%	-7.13%	to	-3.53%
December 31, 2014	89	$13.85	to	$13.85	$1,227	2.31%	0.10%	to	0.10%	-1.84%	to	3.38%

	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
December 31, 2018	319	$12.02	to	$12.52	$3,969	1.79%	0.10%	to	0.25%	-6.27%	to	-6.12%
December 31, 2017	287	$12.80	to	$13.35	$3,816	1.53%	0.10%	to	0.25%	10.31%	to	10.47%
December 31, 2016	245	$11.59	to	$12.11	$2,948	1.33%	0.10%	to	0.25%	5.96%	to	6.12%
December 31, 2015	194	$10.92	to	$11.42	$2,203	1.34%	0.10%	to	0.25%	-7.37%	to	-4.59%
December 31, 2014	120	$11.45	to	$11.99	$1,433	1.11%	0.10%	to	0.25%	-1.44%	to	2.96%

	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
December 31, 2018	585	$12.36	to	$12.91	$7,531	1.57%	0.10%	to	0.25%	-8.95%	to	-8.52%
December 31, 2017	492	$13.55	to	$14.18	$6,963	1.64%	0.10%	to	0.25%	17.37%	to	17.54%
December 31, 2016	419	$11.53	to	$12.09	$5,053	1.15%	0.10%	to	0.25%	5.31%	to	5.46%
December 31, 2015	648	$10.93	to	$11.48	$7,275	1.48%	0.10%	to	0.25%	-11.85%	to	-9.24%
December 31, 2014	548	$12.04	to	$12.66	$6,775	0.95%	0.10%	to	0.25%	-3.18%	to	1.21%

	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
December 31, 2018	511	$12.46	to	$13.02	$6,614	1.70%	0.10%	to	0.25%	-7.59%	to	-7.31%
December 31, 2017	359	$13.44	to	$14.06	$4,999	1.67%	0.10%	to	0.25%	13.56%	to	13.73%
December 31, 2016	315	$11.82	to	$12.38	$3,865	1.57%	0.10%	to	0.25%	6.05%	to	6.21%
December 31, 2015	259	$11.13	to	$11.68	$2,992	1.43%	0.10%	to	0.25%	-9.68%	to	-6.45%
December 31, 2014	183	$11.89	to	$12.50	$2,261	1.38%	0.10%	to	0.25%	-2.00%	to	2.71%

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Growth Fund (Class 2)
December 31, 2018	2,487	$14.02	to	$17.35	$36,244	0.56%	0.10%	to	0.25%	-11.23%		to	-0.35%
December 31, 2017	1,114	$14.09	to	$17.41	$16,527	0.64%	0.10%	to	0.25%	13.86%		to	28.16%
December 31, 2016	574	$11.01	to	$13.59	$6,725	1.03%	0.10%	to	0.25%	9.22%		to	9.38%
December 31, 2015	170	$10.08	to	$12.42	$1,918	0.99%	0.10%	to	0.25%	0.03%	(3)	to	6.75%
December 31, 2014	42	$11.64	to	$11.64	$492	1.37%	0.10%	to	0.10%	1.12%		to	8.40%

	American Funds IS Growth-Income Fund (Class 2)
December 31, 2018	3,377	$14.65	to	$16.42	$50,175	1.80%	0.10%	to	0.25%	-10.03%		to	-1.89%
December 31, 2017	1,886	$14.95	to	$16.73	$28,531	1.62%	0.10%	to	0.25%	13.18%		to	22.26%
December 31, 2016	1,325	$12.25	to	$13.69	$16,394	1.73%	0.10%	to	0.25%	11.24%		to	11.41%
December 31, 2015	707	$11.01	to	$12.28	$7,866	1.98%	0.10%	to	0.25%	-3.10%		to	1.35%
December 31, 2014	148	$10.88	to	$12.12	$1,654	3.14%	0.10%	to	0.25%	0.74%		to	10.52%

	American Funds IS International Fund (Class 2)
December 31, 2018	3,038	$10.37	to	$11.70	$32,039	2.22%	0.10%	to	0.25%	-13.35%		to	-11.18%
December 31, 2017	1,694	$11.97	to	$13.48	$20,650	1.59%	0.10%	to	0.25%	16.07%		to	32.01%
December 31, 2016	825	$9.08	to	$10.21	$7,636	2.35%	0.10%	to	0.25%	3.27%		to	3.43%
December 31, 2015	148	$8.79	to	$9.87	$1,377	2.78%	0.10%	to	0.25%	-12.57%		to	-0.66%
December 31, 2014	21	$10.35	to	$10.35	$214	2.39%	0.10%	to	0.10%	-4.97%		to	-2.75%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
December 31, 2018	1,544	$11.84	to	$14.88	$19,265	0.50%	0.10%	to	0.25%	-13.08%		to	-6.73%
December 31, 2017	937	$12.71	to	$15.95	$12,706	0.90%	0.10%	to	0.25%	21.28%		to	21.47%
December 31, 2016	535	$10.48	to	$13.13	$6,046	0.89%	0.10%	to	0.25%	7.46%		to	7.62%
December 31, 2015	217	$9.75	to	$12.20	$2,353	1.51%	0.10%	to	0.25%	-3.48%		to	3.98%
December 31, 2014	40	$12.17	to	$12.17	$489	1.49%	0.10%	to	0.10%	2.54%		to	11.54%

	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
December 31, 2018	1,460	$10.83	to	$12.99	$16,500	0.47%	0.10%	to	0.25%	-19.33%		to	-14.86%
December 31, 2017	829	$12.73	to	$15.26	$11,116	0.57%	0.10%	to	0.25%	20.24%		to	20.42%
December 31, 2016	430	$10.59	to	$12.67	$4,862	0.43%	0.10%	to	0.25%	11.64%		to	11.81%
December 31, 2015	197	$9.49	to	$11.33	$2,043	0.50%	0.10%	to	0.25%	-6.25%		to	-0.61%
December 31, 2014	39	$11.53	to	$11.53	$444	0.03%	0.10%	to	0.10%	-0.32%		to	5.93%

	Franklin Income VIP Fund (Class 2)
December 31, 2018	858	$10.76	to	$12.17	$9,425	4.49%	0.10%	to	0.25%	-6.73%		to	-4.40%
December 31, 2017	480	$11.27	to	$12.73	$5,583	3.98%	0.10%	to	0.25%	9.40%		to	9.56%
December 31, 2016	270	$10.30	to	$11.62	$2,899	4.47%	0.10%	to	0.25%	13.74%		to	13.91%
December 31, 2015	114	$9.06	to	$10.20	$1,112	3.69%	0.10%	to	0.25%	-9.75%		to	-0.77%
December 31, 2014	38	$10.99	to	$10.99	$415	5.00%	0.10%	to	0.10%	-4.16%		to	4.51%

	Franklin Mutual Shares VIP Fund (Class 2)
December 31, 2018	420	$10.35	to	$12.39	$4,489	2.59%	0.10%	to	0.25%	-9.29%		to	-9.16%
December 31, 2017	346	$11.41	to	$13.63	$4,081	2.43%	0.10%	to	0.25%	8.08%		to	8.24%
December 31, 2016	225	$10.56	to	$12.60	$2,467	2.15%	0.10%	to	0.25%	15.77%		to	15.94%
December 31, 2015	139	$9.12	to	$10.86	$1,332	5.09%	0.10%	to	0.25%	-9.31%		to	-5.03%	(3)
December 31, 2014	21	$11.44	to	$11.44	$238	3.60%	0.10%	to	0.10%	-1.25%		to	7.02%

	Templeton Growth VIP Fund (Class 2)
December 31, 2018	400	$9.70	to	$10.72	$3,952	1.88%	0.10%	to	0.25%	-15.06%		to	-13.48%
December 31, 2017	225	$11.43	to	$12.60	$2,632	1.40%	0.10%	to	0.25%	18.20%		to	18.38%
December 31, 2016	113	$9.67	to	$10.64	$1,125	2.00%	0.10%	to	0.25%	9.35%		to	9.51%
December 31, 2015	63	$8.84	to	$9.72	$579	1.78%	0.10%	to	0.25%	-11.89%		to	-6.58%	(3)
December 31, 2014	15	$10.40	to	$10.40	$159	1.41%	0.10%	to	0.10%	-6.67%		to	-2.91%

	Hartford Capital Appreciation HLS Fund (Class IB)
December 31, 2018	98	$13.92	to	$13.92	$1,358	0.75%	0.10%	to	0.10%	-7.27%		to	-7.27%
December 31, 2017	78	$15.01	to	$15.01	$1,172	0.99%	0.10%	to	0.10%	21.69%		to	21.69%
December 31, 2016	62	$12.33	to	$12.33	$769	1.05%	0.10%	to	0.10%	5.14%		to	5.14%
December 31, 2015	46	$11.73	to	$11.73	$542	0.86%	0.10%	to	0.10%	-4.86%		to	0.69%
December 31, 2014	24	$11.65	to	$11.65	$280	1.09%	0.10%	to	0.10%	-0.57%		to	6.93%

A97

Note 7:	Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	Hartford Disciplined Equity HLS Fund (Class IB)
December 31, 2018	84	$16.93		to	$16.93	$1,415	0.52%	0.10%	to	0.10%		-2.33%	to	-2.33%
December 31, 2017	79	$17.33		to	$17.33	$1,361	0.81%	0.10%	to	0.10%		21.51%	to	21.51%
December 31, 2016	58	$14.26		to	$14.26	$829	0.80%	0.10%	to	0.10%		5.38%	to	5.38%
December 31, 2015	35	$13.53		to	$13.53	$472	0.87%	0.10%	to	0.10%		1.75%	to	6.49%
December 31, 2014	7	$12.71		to	$12.71	$92	1.83%	0.10%	to	0.10%		5.02%	to	15.75%

	Hartford Dividend and Growth HLS Fund (Class IB)
December 31, 2018	288	$15.45		to	$15.45	$4,453	1.89%	0.10%	to	0.10%		-5.66%	to	-5.66%
December 31, 2017	235	$16.38		to	$16.38	$3,854	1.56%	0.10%	to	0.10%		17.99%	to	17.99%
December 31, 2016	198	$13.88		to	$13.88	$2,750	2.28%	0.10%	to	0.10%		14.47%	to	14.47%
December 31, 2015	126	$12.12		to	$12.12	$1,529	2.36%	0.10%	to	0.10%		-3.85%	to	-1.51%
December 31, 2014	46	$12.31		to	$12.31	$562	2.94%	0.10%	to	0.10%		2.52%	to	12.57%

	Hartford Growth Opportunities HLS Fund (Class IB)
December 31, 2018	205	$17.53		to	$17.53	$3,595	0.00%	0.10%	to	0.10%		0.19%	to	0.19%
December 31, 2017	170	$17.49		to	$17.49	$2,977	0.00%	0.10%	to	0.10%		30.01%	to	30.01%
December 31, 2016	147	$13.45		to	$13.45	$1,976	0.16%	0.10%	to	0.10%		-0.87%	to	-0.87%
December 31, 2015	111	$13.57		to	$13.57	$1,510	0.00%	0.10%	to	0.10%		2.35%	to	11.36%
December 31, 2014	19	$12.19		to	$12.19	$229	0.01%	0.10%	to	0.10%		4.26%	to	13.71%

	MFS® Total Return Bond Series (Initial Class)
December 31, 2018	1,913	$10.48		to	$11.37	$20,286	3.56%	0.10%	to	0.25%		-1.33%	to	-0.12%
December 31, 2017	899	$10.63		to	$11.50	$9,662	3.77%	0.10%	to	0.25%		4.20%	to	4.35%
December 31, 2016	411	$10.20		to	$11.02	$4,257	3.85%	0.10%	to	0.25%		3.97%	to	4.13%
December 31, 2015	129	$9.81		to	$10.59	$1,298	3.50%	0.10%	to	0.25%		-1.71%	to	-0.40%	(3)
December 31, 2014	9	$10.63		to	$10.63	$94	4.48%	0.10%	to	0.10%		0.94%	to	5.74%

	MFS® Value Series (Initial Class)
December 31, 2018	1,211	$11.73		to	$14.54	$14,787	1.65%	0.10%	to	0.25%		-11.10%	to	-10.18%
December 31, 2017	684	$13.08		to	$16.19	$9,379	2.07%	0.10%	to	0.25%		17.36%	to	17.53%
December 31, 2016	432	$11.15		to	$13.78	$5,122	2.20%	0.10%	to	0.25%		13.81%	to	13.98%
December 31, 2015	264	$9.79		to	$12.09	$2,747	2.17%	0.10%	to	0.25%		-2.81%	to	-0.84%	(3)
December 31, 2014	25	$12.19		to	$12.19	$311	1.94%	0.10%	to	0.10%		4.38%	to	10.40%

	Invesco V.I. Growth and Income Fund (Series I) (available May 1, 2014)
December 31, 2018	1,237	$12.24		to	$12.24	$15,145	2.17%	0.25%	to	0.25%		-15.07%	to	-13.60%
December 31, 2017	928	$14.17		to	$14.17	$13,154	1.66%	0.25%	to	0.25%		14.03%	to	14.03%
December 31, 2016	638	$12.43		to	$12.43	$7,923	1.23%	0.25%	to	0.25%		19.40%	to	19.40%
December 31, 2015	417	$10.41		to	$10.41	$4,344	4.18%	0.25%	to	0.25%		-5.48%	to	-3.30%	(3)
December 31, 2014	65	$10.76		to	$10.76	$703	0.55%	0.25%	to	0.25%		7.84%	to	7.84%

	Fidelity® VIP Index 500 Portfolio (Service Class 2) (available May 1, 2014)
December 31, 2018	3,696	$14.26		to	$14.26	$52,697	1.90%	0.25%	to	0.25%		-11.81%	to	-4.97%
December 31, 2017	1,560	$15.01		to	$15.01	$23,407	1.79%	0.25%	to	0.25%		13.05%	to	21.10%
December 31, 2016	1,116	$12.39		to	$12.39	$13,831	1.70%	0.25%	to	0.25%		11.30%	to	11.30%
December 31, 2015	670	$11.13		to	$11.13	$7,459	2.44%	0.25%	to	0.25%		-1.94%	to	5.14%
December 31, 2014	191	$11.04		to	$11.04	$2,113	3.51%	0.25%	to	0.25%		10.41%	to	10.41%

	American Funds IS Blue Chip Income and Growth Fund (Class 2) (available April 30, 2014)
December 31, 2018	971	$13.52		to	$13.52	$13,127	2.19%	0.25%	to	0.25%		-12.16%	to	-8.89%
December 31, 2017	702	$14.83		to	$14.83	$10,412	2.18%	0.25%	to	0.25%		16.75%	to	16.75%
December 31, 2016	562	$12.71		to	$12.71	$7,141	2.38%	0.25%	to	0.25%		18.40%	to	18.40%
December 31, 2015	265	$10.73		to	$10.73	$2,843	2.68%	0.25%	to	0.25%		-6.31%	to	3.26%
December 31, 2014	51	$11.08		to	$11.08	$564	8.31%	0.25%	to	0.25%		10.83%	to	10.83%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2018	303	$11.67		to	$25.80	$7,813	0.00%	0.10%	to	0.25%		-11.07%	to	-10.93%
December 31, 2017	287	$13.12		to	$28.97	$8,307	0.00%	0.10%	to	0.25%		27.37%	to	27.56%
December 31, 2016	279	$22.71		to	$22.71	$6,346	0.00%	0.10%	to	0.10%		7.59%	to	7.59%
December 31, 2015	254	$21.11	(3)	to	$21.11	$5,370	0.00%	0.10%	to	0.10%	(3)	-4.50%	to	1.23%
December 31, 2014	237	$20.85		to	$20.85	$4,938	0.00%	0.10%	to	0.10%		1.03%	to	4.84%

A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST International Value Portfolio (available April 24, 2015)
December 31, 2018	3,927	$9.21	to	$9.52	$37,131	0.00%	0.00%	to	0.90%	-16.89%	to	-11.48%
December 31, 2017	3,841	$11.08	to	$11.35	$43,363	0.00%	0.00%	to	0.90%	12.20%	to	22.81%
December 31, 2016	3,692	$9.11	to	$9.25	$34,006	0.00%	0.00%	to	0.90%	-0.31%	to	0.58%
December 31, 2015	3,580	$9.13	to	$9.22	$32,851	0.00%	0.00%	to	0.90%	-9.14%	to	-8.11%	(3)
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Calvert VP EAFE International Index Portfolio (Class F) (available August 20, 2018)
December 31, 2018	3	$8.95	to	$8.95	$30	0.00%	0.25%	to	0.25%	-10.99%	to	-10.99%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Calvert VP NASDAQ 100 Index Portfolio (Class F) (available August 20, 2018)
December 31, 2018	3	$8.58	to	$8.58	$22	0.00%	0.25%	to	0.25%	-14.14%	to	-14.14%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Calvert VP S&P MidCap 400 Index Portfolio (Class F) (available August 20, 2018)
December 31, 2018	10	$8.30	to	$8.30	$80	0.00%	0.25%	to	0.25%	-17.31%	to	-17.31%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

___________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of expense reimbursements. In the absence of expense reimbursements, the expense ratio would be higher.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2018 or from the effective date of the subaccount through the end of the reporting period. Total return may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower.

(1)	Amounts less than 1,000 units and/or $1,000 in net assets.

A99

Note 7:	Financial Highlights (continued)

(2)	Amount is less than 0.01%.

(3)	Amounts for the year ended December 31, 2015 were revised in the December 31, 2016 financial statements to correct previously reported amounts.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

The expense ratio represents the annualized Contract expenses of the Account for the period indicated and includes those expenses that are charged through a reduction of the unit value, which consists solely of the mortality and expense charges. These fees range from an effective annual rate of up to 0.45% to 0.90%, and are applied daily against the net assets of each subaccount. Expenses of the underlying Portfolios and charges made directly to contract owner accounts through either the redemption of units or from premium payments are excluded.

Charges deducted from premium payments range from 0% to 22.5%. In addition, CVUL1 and CVUL2 contracts also deduct a $2 premium processing charge for each premium paid.

The percentage of the premium payment deducted consists of taxes attributable to premiums, any applicable sales charge, and any premium based administrative charge.

The charges made directly to the contract owner through the redemption of units depend on the product and the options or transactions selected by the contract owner. The following charges are made through the redemption of units.

•The Account charges from $0.00001 to $83.34 per $1,000 of basic insurance amount for the cost of insurance plus additional mortality for extra ratings of up to $2.08 per $1,000 of basic insurance amount.

•The Account charges surrender fees that range from 0% to 100% of the sales load target premium, except for Protector based contracts (VULP**, SVULP, and MPVULP), where the fees range from $0 to $54.56 per $1,000 of Basic Insurance Amount.

•The charge for withdrawals ranges from the lesser of $15 and 2% to the lesser of $25 and 2% of the withdrawal amount, except for VULPAS, PS3, VULP**, SVUL2, PCP, PCP2*, SVULP, MPVUL and MPVULP where the fee is up to $25.

•The Account charges monthly administrative fees that range from $3 to $30 per Contract plus $0 to $10.00 per $1,000 of basic insurance amount, although it may be less for subsequent increases.

•The Account also charges up to $25 per change to the basic insurance amount, except for CVUL1 and CVUL2 where the charge is up to $15.

*     Includes the 2014 and 2015 versions of the product.
**    Includes the 2014, 2015, and 2018 versions of the product.
Expense Reimbursement

The Account is reimbursed by Pruco Life, on a non-guaranteed basis, for expenses incurred by The Prudential Series Fund in excess of the effective rate of 0.40% for the Prudential Stock Index Portfolio, 0.50% for the Prudential Value Portfolio, 0.55% for the Prudential Natural Resources Portfolio, and 0.65% for the Prudential High Yield Bond Portfolio of the average daily net assets of these portfolios. During the year ended December 31, 2018, there was no expense reimbursement.

Note 9:	Other

Accumulation units-this is the basic valuation unit used to calculate the contract owner's interest allocated to the variable account.

A100

Note 9:	Other (continued)

Contract owner net payments—represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Policy loans—represent amounts borrowed by contract owners using the Contract as the security for the loan.

Policy loan repayments and interest—represent payments made by contract owners to reduce the total outstanding policy loan principal plus accrued interest.

Surrenders, withdrawals, and death benefits—are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option—are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the fixed rate option.

Miscellaneous transactions—amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges—are various Contract level charges as described in Charges and Expenses in Note 8, which are assessed through the redemptions of units.

A101

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company and
the Contract Owners of Pruco Life Variable Universal Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Variable Universal Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Pruco Life Variable Universal Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST T. Rowe Price Large-Cap Growth Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST Cohen & Steers Realty Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	AST J.P. Morgan Strategic Opportunities Portfolio (1)
Prudential Flexible Managed Portfolio (1)	AST T. Rowe Price Large-Cap Value Portfolio (1)
Prudential Conservative Balanced Portfolio (1)	AST Small-Cap Value Portfolio (1)
Prudential Value Portfolio (Class I) (1)	AST Goldman Sachs Mid-Cap Growth Portfolio (1)
Prudential High Yield Bond Portfolio (1)	AST Hotchkis & Wiley Large-Cap Value Portfolio (1)
Prudential Natural Resources Portfolio (Class I) (1)	AST Loomis Sayles Large-Cap Growth Portfolio (1)
Prudential Stock Index Portfolio (1)	AST MFS Growth Portfolio (1)
Prudential Global Portfolio (1)	AST Small-Cap Growth Portfolio (1)
Prudential Government Income Portfolio (1)	AST BlackRock Low Duration Bond Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST T. Rowe Price Natural Resources Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	AST MFS Global Equity Portfolio (1)
T. Rowe Price International Stock Portfolio (1)	AST J.P. Morgan International Equity Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST Templeton Global Bond Portfolio (1)
MFS® Growth Series (Initial Class) (1)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (1)
American Century VP Value Fund (Class I) (1)	American Century VP Mid Cap Value Fund (Class I) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Service Shares) (1)
American Century VP Income & Growth Fund (Class I) (1)	Dreyfus Investment Portfolios, MidCap Stock Portfolio (Service Shares) (1)
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Shares) (1)	MFS® Utilities Series (Initial Class) (1)
Dreyfus VIF Opportunistic Small Cap Portfolio (Initial Shares) (1)	AST BlackRock/Loomis Sayles Bond Portfolio (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST T. Rowe Price Asset Allocation Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST Wellington Management Hedged Equity Portfolio (1)
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares) (1)	AST Balanced Asset Allocation Portfolio (1)
Invesco V.I. Managed Volatility Fund (Series I) (1)	AST Preservation Asset Allocation Portfolio (1)
Invesco V.I. Technology Fund (Series I) (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)
Janus Henderson VIT Enterprise Portfolio (Service Shares) (1)	AST Prudential Growth Allocation Portfolio (1)
A102

Janus Henderson VIT Balanced Portfolio (Service Shares) (1)	AST Advanced Strategies Portfolio (1)
Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Shares) (1)	AST RCM World Trends Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST BlackRock Global Strategies Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	TOPS® Aggressive Growth ETF Portfolio (Class 2) (1)
Janus Henderson VIT Overseas Portfolio (Service Shares) (1)	TOPS® Balanced ETF Portfolio (Class 2) (1)
Prudential SP International Growth Portfolio (Class I) (1)	TOPS® Conservative ETF Portfolio (Class 2) (1)
M Large Cap Growth Fund (1)	TOPS® Growth ETF Portfolio (Class 2) (1)
M Capital Appreciation Fund (1)	TOPS® Moderate Growth ETF Portfolio (Class 2) (1)
M International Equity Fund (1)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) (1)
M Large Cap Value Fund (1)	TOPS® Managed Risk Growth ETF Portfolio (Class 2) (1)
ProFund VP Asia 30 (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) (1)
ProFund VP Basic Materials (1)	American Funds IS Growth Fund (Class 2) (1)
ProFund VP Bear (1)	American Funds IS Growth-Income Fund (Class 2) (1)
ProFund VP Biotechnology (1)	American Funds IS International Fund (Class 2) (1)
ProFund VP UltraBull (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
ProFund VP Consumer Services (1)	Fidelity® VIP Mid Cap Portfolio (Service Class 2) (1)
ProFund VP Oil & Gas (1)	Franklin Income VIP Fund (Class 2) (1)
ProFund VP Europe 30 (1)	Franklin Mutual Shares VIP Fund (Class 2) (1)
ProFund VP Financials (1)	Templeton Growth VIP Fund (Class 2) (1)
ProFund VP Health Care (1)	Hartford Capital Appreciation HLS Fund (Class IB) (1)
ProFund VP Japan (1)	Hartford Disciplined Equity HLS Fund (Class IB) (1)
ProFund VP Mid-Cap Growth (1)	Hartford Dividend and Growth HLS Fund (Class IB) (1)
ProFund VP Mid-Cap Value (1)	Hartford Growth Opportunities HLS Fund (Class IB) (1)
ProFund VP Government Money Market (1)	MFS® Total Return Bond Series (Initial Class) (1)
ProFund VP NASDAQ-100 (1)	MFS® Value Series (Initial Class) (1)
ProFund VP Pharmaceuticals (1)	Invesco V.I. Growth and Income Fund (Series I) (1)
ProFund VP Precious Metals (1)	Fidelity® VIP Index 500 Portfolio (Service Class 2) (1)
ProFund VP Real Estate (1)	American Funds IS Blue Chip Income and Growth Fund (Class 2) (1)
ProFund VP Short NASDAQ-100 (1)	AST Small-Cap Growth Opportunities Portfolio (1)
ProFund VP Short Small-Cap (1)	AST International Value Portfolio (1)
ProFund VP Small-Cap (1)	Calvert VP EAFE International Index Portfolio (Class F) (2)
ProFund VP Small-Cap Growth (1)	Calvert VP NASDAQ 100 Index Portfolio (Class F) (2)
ProFund VP Technology (1)	Calvert VP S&P MidCap 400 Index Portfolio (Class F) (2)
ProFund VP Telecommunications (1)	ProFund VP UltraSmall-Cap (1)
ProFund VP U.S. Government Plus (1)	ProFund VP Bull (1)

A103

ProFund VP UltraMid-Cap (1)	ProFund VP Utilities (1)
ProFund VP UltraNASDAQ-100 (1)
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the years ended December 31, 2018 and 2017.

(2) Statement of net assets as of August 20, 2018, statement of operations for the year ended August 20, 2018, and statement of changes in net assets for the period January 1, 2018 through August 20, 2018 and the year ended December 31, 2017.

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2019

We have served as the auditor of one or more of the subaccounts in Pruco Life Variable Universal Account since 1996.

A104

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2018, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2018.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 7, 2019

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2018 and 2017 (in thousands, except share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2018 – $5,244,903; 2017 – $4,941,944)	$5,199,595	$5,223,302
Fixed maturities, trading, at fair value (amortized cost: 2018 – $44,759; 2017 – $38,279)(1)	41,627	38,793
Equity securities, at fair value (cost: 2018 – $31,824; 2017 – $32,694)(1)	36,922	40,610
Policy loans	1,236,077	1,161,101
Short-term investments	0	1,339
Commercial mortgage and other loans	1,209,150	1,083,419
Other invested assets (includes $120,717 and $726 measured at fair value at December 31, 2018 and December 31, 2017, respectively)(1)	377,429	263,074
Total investments	8,100,800	7,811,638
Cash and cash equivalents	416,840	212,569
Deferred policy acquisition costs	1,613,922	1,376,211
Accrued investment income	88,278	82,341
Reinsurance recoverables	34,682,127	32,521,264
Receivables from parent and affiliates	289,580	300,116
Income taxes receivable	46,102	0
Other assets	365,219	465,467
Separate account assets	119,077,916	129,655,734
TOTAL ASSETS	$164,680,784	$172,425,340
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$22,059,692	$20,036,134
Future policy benefits	19,476,394	18,561,550
Cash collateral for loaned securities	11,063	33,169
Income taxes payable	0	36,323
Payables to parent and affiliates	229,345	228,210
Other liabilities	1,093,143	1,038,972
Separate account liabilities	119,077,916	129,655,734
Total liabilities	161,947,553	169,590,092
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,146,592	1,141,092
Retained earnings	1,612,435	1,526,310
Accumulated other comprehensive income	(28,296)	165,346
Total equity	2,733,231	2,835,248
TOTAL LIABILITIES AND EQUITY	$164,680,784	$172,425,340
(1) Prior period amounts have been reclassified to conform to current period presentation. See "Adoption of ASU 2016-01" in Note 2 for details.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2018, 2017, and 2016 (in thousands)

	2018	2017	2016
REVENUES
Premiums	$50,808	$54,706	$(825,942)
Policy charges and fee income	533,327	275,693	787,195
Net investment income	325,287	352,410	375,950
Asset administration fees	14,368	17,593	84,443
Other income	72,964	67,749	31,107
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(3,710)	(8,374)	(18,020)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	0	995	343
Other realized investment gains (losses), net	(163,568)	(72,807)	776,126
Total realized investment gains (losses), net	(167,278)	(80,186)	758,449
Total revenues	829,476	687,965	1,211,202
BENEFITS AND EXPENSES
Policyholders’ benefits	149,499	(18,416)	(275,565)
Interest credited to policyholders’ account balances	171,993	168,391	301,220
Amortization of deferred policy acquisition costs	135,826	95,007	628,101
General, administrative and other expenses	314,371	271,533	220,733
Total benefits and expenses	771,689	516,515	874,489
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	57,787	171,450	336,713
Total income tax expense (benefit)	(52,641)	(156,828)	(68,492)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	110,428	328,278	405,205
Equity in earnings of operating joint venture, net of taxes	(1,790)	(485)	0
NET INCOME (LOSS)	$108,638	$327,793	$405,205
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(17,745)	259	(8)
Net unrealized investment gains (losses)	(259,981)	137,484	9,500
Total	(277,726)	137,743	9,492
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(55,174)	43,372	3,322
Other comprehensive income (loss), net of tax	(222,552)	94,371	6,170
Comprehensive income (loss)	$(113,914)	$422,164	$411,375

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Equity
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2015	$2,500	$779,973	$3,636,410	$64,805	$4,483,688
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			405,205		405,205
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					411,375
Balance, December 31, 2016	$2,500	$986,062	$1,448,517	$70,975	$2,508,054
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			327,793		327,793
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					422,164
Balance, December 31, 2017	$2,500	$1,141,092	$1,526,310	$165,346	$2,835,248
Cumulative effect of adoption of ASU 2016-01			7,936	(1,539)	6,397
Cumulative effect of adoption of ASU 2018-02			(30,449)	30,449	0
Contributed capital		5,500			5,500
Dividend to parent
Contributed (distributed) capital-parent/child asset transfers
Comprehensive income:
Net income (loss)			108,638		108,638
Other comprehensive income (loss), net of tax				(222,552)	(222,552)
Total comprehensive income (loss)					(113,914)
Balance, December 31, 2018	$2,500	$1,146,592	$1,612,435	$(28,296)	$2,733,231
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$108,638	$327,793	$405,205
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(116,675)	(142,781)	113,501
Interest credited to policyholders’ account balances	171,993	168,391	301,220
Realized investment (gains) losses, net	167,278	80,186	(758,449)
Amortization and other non-cash items	(43,259)	(65,536)	(70,104)
Change in:
Future policy benefits	1,843,825	1,920,440	1,801,299
Reinsurance recoverables	(1,832,092)	(2,046,215)	(1,764,242)
Accrued investment income	(5,937)	(3,692)	12,709
Net payables to/receivables from parent and affiliates	18,457	43,913	(9,851)
Deferred policy acquisition costs	(211,059)	(183,884)	311,273
Income taxes	(28,950)	(76,330)	(39,769)
Derivatives, net	(44,585)	55,104	(198,861)
Other, net	(4,487)	26,443	(110,850)
Cash flows from (used in) operating activities	23,147	103,832	(6,919)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	561,340	1,062,236	1,371,000
Fixed maturities, trading(1)	0	214	527
Equity securities(1)	6,008	510	35,686
Policy loans	153,124	143,655	137,778
Ceded policy loans	(15,131)	(15,188)	(8,989)
Short-term investments	13,404	72,725	260,027
Commercial mortgage and other loans	64,261	254,635	209,263
Other invested assets(1)	19,527	31,192	12,479
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(875,672)	(1,315,508)	(2,465,763)
Fixed maturities, trading(1)	(6,481)	(15,019)	0
Equity securities(1)	(5,039)	(5,000)	(5,000)
Policy loans	(179,968)	(123,645)	(120,628)
Ceded policy loans	17,036	18,942	18,054
Short-term investments	(13,430)	(37,407)	(241,827)
Commercial mortgage and other loans	(199,847)	(180,929)	(312,898)
Other invested assets(1)	(70,902)	(32,275)	(32,307)
Notes receivable from parent and affiliates, net	(2,464)	5,731	20,463
Derivatives, net	639	(17,569)	20,954
Other, net	(2,880)	(152,576)	(261)
Cash flows from (used in) investing activities	(536,475)	(305,276)	(1,101,442)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	5,093,239	4,540,655	4,289,697
Ceded policyholders’ account deposits	(3,230,005)	(3,083,049)	(2,430,570)
Policyholders’ account withdrawals	(3,135,714)	(2,682,445)	(2,505,219)
Ceded policyholders’ account withdrawals	2,022,519	1,692,756	1,072,151
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(22,106)	(110,710)	103,463
Dividend to parent	0	(250,000)	0

Contributed Capital	0	148,500	405,321
Contributed (distributed) capital - parent/child asset transfers	0	2,354	1,676
Repayments of debt (maturities longer than 90 days)	0	0	(125,000)
Drafts outstanding	(10,334)	59,795	22,713
Cash flows from (used in) financing activities	717,599	317,856	834,232
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	204,271	116,412	(274,129)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	212,569	96,157	370,286
CASH AND CASH EQUIVALENTS, END OF YEAR	$416,840	$212,569	$96,157
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$(23,684)	$(45,538)	$(28,772)
Interest paid	$3,099	$2,179	$16,263
(1) Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.
Significant Non-Cash Transactions
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other invested assets related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Note 9 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan and other investments which ceased operations and was dissolved as of December 31, 2018. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.
Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.
The impact of these transactions on the Consolidated Statements of Operations and Comprehensive Income (Loss) was as follows:

Day 1 Impact of the Variable Annuities Recapture(1)	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689

(1)	Day 1 Significant Non-Cash Transactions:

•
Consideration transferred includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

•
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

•	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Revision to Prior Period Consolidated Financial Statements
In 2018, the Company identified an error in the calculation of reserves for certain individual life products that impacted several line items within previously issued consolidated financial statements. Prior period amounts have been revised in the financial statements and related disclosures to correct this error. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revisions and for comparisons of amounts previously reported to the revised amounts.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") (other than operating joint ventures) and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, an United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2018 and 2017. See Note 8 for additional information regarding sales inducements.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value,” and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Derivatives are recorded either as assets, within “Other invested assets”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value” or “Equity securities, at fair value".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiary, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company (“UPARC”). The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 9). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 9, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.
The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Adoption of ASU 2016-01

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available for sale” are to be reported in net income within “Other income” in the Consolidated Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available for sale” were reported in AOCI.

The impacts of this ASU on the Company’s Consolidated Financial Statements can be categorized as follows: (1) Changes to the presentation within the Consolidated Statements of Financial Position; (2) Cumulative-effect Adjustment Upon Adoption; and (3) Changes to Accounting Policies. Each of these components is described below.

(1) Changes to the presentation within the Consolidated Statements of Financial Position

Because of the fundamental accounting changes as described in section "(3) Changes to Accounting Policies" below, the Company determined that changes to the presentation of certain balances in the investment section of the Company’s Consolidated Statements of Financial Position were also necessary to maintain clarity and logical presentation. The table below illustrates these changes by presenting the balances as previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and the reclassifications that were made, along with a footnote explanation of each reclassification.

	December 31, 2017
	As previously reported	Reclassifications			As currently reported
Consolidated Statements of Financial Position Line Items		(1)	(2)	(3)
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$5,223,302				$5,223,302
*Fixed maturities, trading, at fair value	0		38,793		38,793
~~Equity securities, available-for-sale, at fair value~~ 	23,122	(23,122)			0
*Equity securities, at fair value	0	23,122	17,488		40,610
~~Trading account assets, at fair value~~	56,281		(56,281)		0
Policy loans	1,161,101				1,161,101
Short-term investments	1,339				1,339
Commercial mortgage and other loans	1,083,419				1,083,419
~~Other long-term investments~~	263,074			(263,074)	0
*Other invested assets	0			263,074	263,074
Total investments	$7,811,638	$0	$0	$0	$7,811,638
* - New line item effective January 1, 2018.
~~Strikethrough~~ - Eliminated line item effective January 1, 2018.

(1)	Retitled “Equity securities, available-for-sale, at fair value” to “Equity securities, at fair value” as equity securities can no longer be described as available-for-sale.

(2)	Eliminated the line item “Trading account assets, at fair value” and reclassified each component to another line item.

(3)	Retitled “Other long-term investments” to “Other invested assets”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2) Cumulative-effect Adjustment Upon Adoption

The provisions of ASU 2016-01 require that the Company apply the amendments through a cumulative-effect adjustment to the Consolidated Statements of Financial Position as of the beginning of the fiscal year of adoption. The following table illustrates the impact on the Company’s Consolidated Statement of Financial Position as a result of recording this cumulative-effect adjustment on January 1, 2018.

Summary of ASU 2016-01 Transition Impacts on the Consolidated Statement
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other invested assets	$8,097
Total assets	$8,097
Income taxes payable	$1,700
Total liabilities	1,700
Accumulated other comprehensive income (loss)	(1,539)
Retained earnings	7,936
Total equity	6,397
Total liabilities and equity	$8,097

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2018, including policies associated with the adoption of ASU 2016-01.

Other ASU adopted during the twelve months ended December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which included a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU did not have an impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
	January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
	January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss)
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company early adopted the ASU effective January 1, 2018 and elected to apply the ASU in the period of adoption subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $30.4 million. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

ASU issued but not yet adopted as of December 31, 2018 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The ASU is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Consolidated Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value with changes in value attributable to changes in an entity’s NPR to be recognized in OCI.
An entity will apply a retrospective transition method which will include a cumulative-effect adjustment on the balance sheet as of the earliest period presented.
Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other ASU issued but not yet adopted as of December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.

The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$75,049	$2,427	$6	$77,470	$0
Obligations of U.S. states and their political subdivisions	609,955	15,154	2,351	622,758	0
Foreign government bonds	208,009	2,137	8,199	201,947	0
U.S. corporate public securities	1,739,860	46,166	54,401	1,731,625	0
U.S. corporate private securities	890,748	11,181	18,591	883,338	0
Foreign corporate public securities	270,428	3,746	12,151	262,023	0
Foreign corporate private securities	857,604	9,797	40,022	827,379	0
Asset-backed securities(1)	156,818	1,528	750	157,596	(122)
Commercial mortgage-backed securities	347,570	3,353	4,527	346,396	0
Residential mortgage-backed securities(2)	88,862	1,268	1,067	89,063	(177)
Total fixed maturities, available-for-sale	$5,244,903	$96,757	$142,065	$5,199,595	$(299)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.4 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2017(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$95,851	$3,964	$0	$99,815	$0
Obligations of U.S. states and their political subdivisions	597,254	38,204	0	635,458	0
Foreign government bonds	128,058	7,536	496	135,098	0
U.S. corporate public securities	1,634,677	149,054	2,642	1,781,089	(215)
U.S. corporate private securities	931,113	32,180	2,055	961,238	0
Foreign corporate public securities	170,503	12,681	732	182,452	0
Foreign corporate private securities	815,462	46,387	10,183	851,666	0
Asset-backed securities(1)	179,935	2,519	26	182,428	(138)
Commercial mortgage-backed securities	320,223	5,148	2,539	322,832	0
Residential mortgage-backed securities(2)	68,868	2,527	169	71,226	(220)
Total fixed maturities, available-for-sale	$4,941,944	$300,200	$18,842	$5,223,302	$(573)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $2.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	Prior period amounts have been reclassified to conform to current period presentation.
The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$630	$6	$630	$6
Obligations of U.S. states and their political subdivisions	124,776	1,571	31,215	780	155,991	2,351
Foreign government bonds	77,055	3,184	59,700	5,015	136,755	8,199
U.S. corporate public securities	784,916	37,635	213,147	16,766	998,063	54,401
U.S. corporate private securities	263,934	9,159	287,031	9,432	550,965	18,591
Foreign corporate public securities	124,764	6,286	72,725	5,865	197,489	12,151
Foreign corporate private securities	424,921	22,605	127,201	17,417	552,122	40,022
Asset-backed securities	112,527	650	6,523	100	119,050	750
Commercial mortgage-backed securities	49,616	434	116,786	4,093	166,402	4,527
Residential mortgage-backed securities	34,249	240	32,432	827	66,681	1,067
Total fixed maturities, available-for-sale	$1,996,758	$81,764	$947,390	$60,301	$2,944,148	$142,065

	December 31, 2017(1)
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	16,522	210	11,959	286	28,481	496
U.S. corporate public securities	39,213	305	107,332	2,337	146,545	2,642
U.S. corporate private securities	89,441	1,102	40,276	953	129,717	2,055
Foreign corporate public securities	27,079	190	8,390	542	35,469	732
Foreign corporate private securities	61,515	530	151,933	9,653	213,448	10,183
Asset-backed securities	6,351	22	317	4	6,668	26
Commercial mortgage-backed securities	49,823	285	93,403	2,254	143,226	2,539
Residential mortgage-backed securities	8,030	28	6,160	141	14,190	169
Total fixed maturities, available-for-sale	$297,974	$2,672	$419,770	$16,170	$717,744	$18,842

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2018 and 2017, the gross unrealized losses on fixed maturity securities were composed of $121.3 million and $13.9 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $20.8 million and $4.9 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2018, the $60.3 million of gross unrealized losses of twelve months or more were concentrated in the Company's corporate securities within the finance, energy and consumer non-cyclical sectors. As of December 31, 2017, the $16.2 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the energy and finance sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2018 or 2017. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2018, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2018
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$74,061	$74,367
Due after one year through five years	702,071	688,732
Due after five years through ten years	1,053,160	1,037,182
Due after ten years	2,822,361	2,806,259
Asset-backed securities	156,818	157,596
Commercial mortgage-backed securities	347,570	346,396
Residential mortgage-backed securities	88,862	89,063
Total fixed maturities, available-for-sale	$5,244,903	$5,199,595
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$234,617	$569,151	$833,562
Proceeds from maturities/prepayments	326,664	492,944	495,969
Gross investment gains from sales and maturities	1,370	44,458	94,262
Gross investment losses from sales and maturities	(11,000)	(9,956)	(10,475)
OTTI recognized in earnings(2)	(3,710)	(7,379)	(17,677)

(1)	Includes $(0.1) million, $(0.1) million and $(1.5) million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2018	2017
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$4,374	$5,520
New credit loss impairments	0	424
Additional credit loss impairments on securities previously impaired	0	664
Increases due to the passage of time on previously recorded credit losses	539	106
Reductions for securities which matured, paid down, prepaid or were sold during the period	(2,000)	(1,909)
Reductions for securities impaired to fair value during the period(1)	(1,136)	(327)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(486)	(104)
Assets transferred to parent and affiliates	0	0
Balance, end of period	$1,291	$4,374

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss),” was $(2.8) million during the year ended December 31, 2018. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within "Other comprehensive income (loss)," was $2.0 million and $3.0 million during the years ended December 31, 2017 and 2016, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2018		December 31, 2017
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$362,811	29.9%	$356,694	32.9%
Hospitality	16,083	1.3	16,529	1.5
Industrial	263,999	21.8	180,619	16.7
Office	187,450	15.5	159,646	14.7
Other	131,961	10.9	99,119	9.1
Retail	193,473	16.0	205,367	18.9
Total commercial mortgage loans	1,155,777	95.4	1,017,974	93.8
Agricultural property loans	55,438	4.6	67,239	6.2
Total commercial mortgage and agricultural property loans by property type	1,211,215	100.0%	1,085,213	100.0%
Allowance for credit losses	(2,065)		(1,794)
Total commercial mortgage and other loans	$1,209,150		$1,083,419
As of December 31, 2018, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (21%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (5%), Australia (4%), and Mexico (2%).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2015	$2,587	$64	$2,651
Addition to (release of) allowance for credit losses	(1,074)	(19)	(1,093)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2016	$1,513	$45	$1,558
Addition to (release of) allowance for credit losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$1,728	$66	$1,794
Addition to (release of) allowance for credit losses	298	(27)	271
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,026	$39	$2,065
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,026	39	2,065
Total ending balance(1)	$2,026	$39	$2,065
Recorded investment(2):
Individually evaluated for impairment	$0	$816	$816
Collectively evaluated for impairment	1,155,777	54,622	1,210,399
Total ending balance(1)	$1,155,777	$55,438	$1,211,215

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,728	66	1,794
Total ending balance(1)	$1,728	$66	$1,794
Recorded investment(2):
Individually evaluated for impairment	$2,316	$1,153	$3,469
Collectively evaluated for impairment	1,015,658	66,086	1,081,744
Total ending balance(1)	$1,017,974	$67,239	$1,085,213

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$696,507	$12,771	$80	$709,358
60%-69.99%	321,586	18,525	0	340,111
70%-79.99%	105,727	27,790	0	133,517
80% or greater	28,000	229	0	28,229
Total commercial mortgage and agricultural property loans	$1,151,820	$59,315	$80	$1,211,215

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$606,846	$21,709	$705	$629,260
60%-69.99%	333,185	9,594	2,010	344,789
70%-79.99%	84,492	26,439	0	110,931
80% or greater	0	0	233	233
Total commercial mortgage and agricultural property loans	$1,024,523	$57,742	$2,948	$1,085,213
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,155,777	$0	$0	$0	$1,155,777	$0
Agricultural property loans	55,438	0	0	0	55,438	0
Total	$1,211,215	$0	$0	$0	$1,211,215	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,017,974	$0	$0	$0	$1,017,974	$0
Agricultural property loans	67,239	0	0	0	67,239	0
Total	$1,085,213	$0	$0	$0	$1,085,213	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For the year ended December 31, 2018, there were $3 million of commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2018, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were $147 million of commercial mortgage and other loans sold.
Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Company's investment in separate accounts	$40,126	$37,404
LPs/LLCs:
Equity method:
Private equity	149,164	123,957
Hedge funds	57,171	53,066
Real estate-related	10,251	7,040
Subtotal equity method	216,586	184,063
Fair value:
Private equity	60,118	35,686
Hedge funds	762	726
Real estate-related	9,024	5,186
Subtotal fair value(1)	69,904	41,598
Total LPs/LLCs	286,490	225,661
Derivative instruments	50,813	9
Total other invested assets(2)	$377,429	$263,074

(1)	As of December 31, 2017, $40.9 million was accounted for using the cost method.

(2)	Prior period amounts have been reclassified to conform to current period presentation. For additional information, see Note 2.

As of both December 31, 2018 and 2017, the Company had no significant equity method investments.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale	$220,942	$230,060	$242,351
Fixed maturities, trading	1,105	834	1,075
Equity securities, at fair value	885	884	977
Commercial mortgage and other loans	49,577	52,127	58,940
Policy loans	66,305	63,884	62,735
Short-term investments and cash equivalents	2,382	1,090	1,767
Other invested assets	2,256	23,518	29,512
Gross investment income	343,452	372,397	397,357
Less: investment expenses	(18,165)	(19,987)	(21,407)
Net investment income(1)	$325,287	$352,410	$375,950

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The carrying value of non-income producing assets included $3.1 million in fixed maturities as of December 31, 2018. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2018.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities(1)	$(13,340)	$27,123	$66,110
Equity securities(2)	0	(125)	(1,570)
Commercial mortgage and other loans	(271)	(337)	29,584
LPs/LLCs	849	(221)	(229)
Derivatives	(154,208)	(106,625)	664,533
Short-term investments and cash equivalents	(308)	(1)	21
Realized investment gains (losses), net	$(167,278)	$(80,186)	$758,449

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income (loss).”
Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2018	2017	2016
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$(689)	$1,609	$4,883
Fixed maturity securities, available-for-sale—all other	(44,619)	279,749	59,755
Equity securities, available-for-sale(1)	0	2,368	366
Derivatives designated as cash flow hedges(2)	22,122	(17,678)	40,931
Affiliated notes	810	4,782	5,056
Other investments	5,055	3,588	1,441
Net unrealized gains (losses) on investments	$(17,321)	$274,418	$112,432

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2018 and 2017, the company had no repurchase agreements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2018			December 31, 2017
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$8,169	$0	$8,169	$0	$22,460	$22,460
Foreign government bonds	0	0	0	6,157	0	6,157
U.S. public corporate securities	628	0	628	4,074	0	4,074
Foreign public corporate securities	2,266	0	2,266	478	0	478
Total cash collateral for loaned securities(1)	$11,063	$0	$11,063	$10,709	$22,460	$33,169

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$10,836	$32,109
Total securities pledged	$10,836	$32,109
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$11,063	$33,169
Total liabilities supported by the pledged collateral	$11,063	$33,169
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2018 and 2017, the fair value of this collateral was $143 million and $148 million, respectively, none of which had either been sold or repledged.
As of December 31, 2018 and 2017, there were fixed maturities of $3.7 million and $3.8 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities) which may include guaranteed benefit features that are accounted for as embedded derivatives; related to these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 9 for additional information on the recapture.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral, and NPR.

	December 31, 2018			December 31, 2017
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$719,476	$38,333	$(16,638)	$649,905	$18,243	$(44,806)
Total Qualifying Hedges	$719,476	$38,333	$(16,638)	$649,905	$18,243	$(44,806)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$246,925	$15,665	$(3,174)	$246,925	$23,032	$0
Foreign Currency
Foreign Currency Forwards	23,043	277	(20)	16,320	0	(376)
Credit
Credit Default Swaps	756	0	(9)	1,594	0	(96)
Currency/Interest Rate
Foreign Currency Swaps	98,363	6,303	(2,109)	95,145	4,347	(5,600)
Equity
Equity Options	1,981,693	17,312	(4,912)	1,277,102	69,472	(23,500)
Total Non-Qualifying Hedges	$2,350,780	$39,557	$(10,224)	$1,637,086	$96,851	$(29,572)
Total Derivatives (1)	$3,070,256	$77,890	$(26,862)	$2,286,991	$115,094	$(74,378)

(1)	Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,589 million and $5,453 million as of December 31, 2018 and December 31, 2017, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $5,600 million and $5,458 million as of December 31, 2018 and December 31, 2017, respectively. Of these reinsurance recoverables, the fair value related to the living benefits guarantee from PALAC and Prudential Insurance was an asset of $5,585 million and $5,445 million and the fair value related to the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income ("HDI") v.3.0 from Union Hamilton Reinsurance, Ltd. ("Union Hamilton"), an external counterparty, was a net asset of $15 million and $13 million of December 31, 2018 and December 31, 2017, respectively. See Note 9 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $13 million and $47 million as of December 31, 2018 and December 31, 2017, respectively. There were no related reinsurance recoverables at each respective period.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$77,887	$(27,078)	$50,809	$(7,307)	$43,502
Securities purchased under agreements to resell	143,000	0	143,000	(143,000)	0
Total Assets	$220,887	$(27,078)	$193,809	$(150,307)	$43,502
Offsetting of Financial Liabilities:
Derivatives(1)	$26,862	$(26,862)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$26,862	$(26,862)	$0	$0	$0

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$115,086	$(115,086)	$0	$0	$0
Securities purchased under agreements to resell	148,000	0	148,000	(148,000)	0
Total Assets	$263,086	$(115,086)	$148,000	$(148,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$74,378	$(69,718)	$4,660	$(245)	$4,415
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$74,378	$(69,718)	$4,660	$(245)	$4,415

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,819	$10,066	$39,801
Total cash flow hedges	0	6,819	10,066	39,801
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(7,688)	0	0	0
Currency	1,475	0	0	0
Currency/Interest Rate	5,398	0	44	0
Credit	(2)	0	0	0
Equity	(27,212)	0	0	0
Embedded Derivatives	(126,179)	0	0	0
Total non-qualifying hedges	(154,208)	0	44	0
Total	$(154,208)	$6,819	$10,110	$39,801

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,071	$(8,234)	$(58,609)
Total cash flow hedges	0	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(7,245)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total non-qualifying hedges	(106,625)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total cash flow hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2018, 2017 and 2016, the ineffective portion of derivatives accounted for using hedge accounting was de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2015	$48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	40,931
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(59,712)
Amount reclassified into current period earnings	1,103
Balance, December 31, 2017	(17,678)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2018	55,689
Amount reclassified into current period earnings	(15,889)
Balance, December 31, 2018	$22,122
The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2018 values, it is estimated that a pre-tax gain of $7 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2019, offset by amounts pertaining to the hedged items.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2018 and 2017.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $1 million and $2 million reported at fair value as a liability of $0.0 million and $0.1 million as of December 31, 2018 and 2017, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.

5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,654	$29,816	$0	$77,470
Obligations of U.S. states and their political subdivisions	0	622,758	0	0	622,758
Foreign government bonds	0	201,947	0	0	201,947
U.S. corporate public securities	0	1,731,623	2	0	1,731,625
U.S. corporate private securities	0	838,497	44,841	0	883,338
Foreign corporate public securities	0	262,023	0	0	262,023
Foreign corporate private securities	0	815,634	11,745	0	827,379
Asset-backed securities(2)	0	151,040	6,556	0	157,596
Commercial mortgage-backed securities	0	346,396	0	0	346,396
Residential mortgage-backed securities	0	89,063	0	0	89,063
Subtotal	0	5,106,635	92,960	0	5,199,595
Fixed maturities, trading	0	41,627	0	0	41,627
Equity securities	131	20,794	15,997	0	36,922
Short-term investments	0	0	0	0	0
Cash equivalents	69,903	147,043	0	0	216,946
Other invested assets(3)	0	77,886	4	(27,078)	50,812
Reinsurance recoverables	0	0	5,600,008	0	5,600,008
Receivables from parent and affiliates	0	125,381	9,261	0	134,642
Subtotal excluding separate account assets	70,034	5,519,366	5,718,230	(27,078)	11,280,552
Separate account assets(4)(5)	0	114,947,872	0	0	114,947,872
Total assets	$70,034	$120,467,238	$5,718,230	$(27,078)	$126,228,424
Future policy benefits(6)	$0	$0	$5,588,840	$0	$5,588,840
Policyholders' account balances	0	0	13,015	0	13,015
Payables to parent and affiliates	0	26,862	0	(26,862)	0
Total liabilities	$0	$26,862	$5,601,855	$(26,862)	$5,601,855

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$80,611	$19,204	$0	$99,815
Obligations of U.S. states and their political subdivisions	0	635,458	0	0	635,458
Foreign government bonds	0	134,924	174	0	135,098
U.S. corporate public securities	0	1,779,935	1,154	0	1,781,089
U.S. corporate private securities	0	901,080	60,158	0	961,238
Foreign corporate public securities	0	182,243	209	0	182,452
Foreign corporate private securities	0	837,766	13,900	0	851,666
Asset-backed securities(2)	0	71,400	111,028	0	182,428
Commercial mortgage-backed securities	0	322,832	0	0	322,832
Residential mortgage-backed securities	0	71,226	0	0	71,226
Subtotal	0	5,017,475	205,827	0	5,223,302
Fixed maturities, trading(7)	0	38,793	0	0	38,793
Equity securities(7)	94	22,991	17,525	0	40,610
Short-term investments	0	0	1,339	0	1,339
Cash equivalents	0	28,007	0	0	28,007
Other invested assets(3)(7)	0	115,094	0	(115,086)	8
Reinsurance recoverables	0	0	5,457,649	0	5,457,649
Receivables from parent and affiliates	0	132,571	0	0	132,571
Subtotal excluding separate account assets	94	5,354,931	5,682,340	(115,086)	10,922,279
Separate account assets(4)(5)	0	125,543,035	0	0	125,543,035
Total assets	$94	$130,897,966	$5,682,340	$(115,086)	$136,465,314
Future policy benefits(6)	$0	$0	$5,452,583	$0	$5,452,583
Policyholders' account balances	0	0	46,651	0	46,651
Payables to parent and affiliates	0	74,378	0	(69,718)	4,660
Total liabilities	$0	$74,378	$5,499,234	$(69,718)	$5,503,894

(1)
“Netting” amounts represent cash collateral of $0.2 million and $45.4 million as of December 31, 2018 and 2017, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2018 and 2017 , the fair values of such investments were $70 million and $0.7 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Consolidated Statements of Financial Position.

(5)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2018 and 2017, the fair value of such investments was $4,130 million and $4,113 million, respectively.

(6)
As of December 31, 2018, the net embedded derivative liability position of $5,589 million includes $633 million of embedded derivatives in an asset position and $6,222 million of embedded derivatives in a liability position. As of December 31, 2017, the net embedded derivative liability position of $5,453 million includes $823 million of embedded derivatives in an asset position and $6,276 million of embedded derivatives in a liability position.

(7)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2018 and 2017, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
The Company also had an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 9). Under this agreement, the Company paid a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk was accounted for as an embedded derivative which was included in “Reinsurance recoverables” as of December 31, 2017. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative included capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$31,503	Discounted cash flow	Discount rate	7.00%	20.00%	10.21%	Decrease
		Liquidation	Liquidation value	40.71%	40.71%	40.71%	Increase
Reinsurance recoverables	$5,600,008	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$5,588,840	Discounted cash flow	Lapse rate(4)	1%	13%		Decrease
			Spread over LIBOR(5)	0.36%	1.60%		Decrease
			Utilization rate(6)	50%	97%		Increase
			Withdrawal rate	See table footnote (7) below
			Mortality rate(8)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$36,966	Discounted cash flow	Discount rate	5.06%	22.23%	7.33%	Decrease
		Liquidation	Liquidation value	25.00%	25.00%	25.00%	Increase
Reinsurance recoverables	$5,457,649	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$5,452,583	Discounted cash flow	Lapse rate(4)	1%	12%		Decrease
			Spread over LIBOR(5)	0.12%	1.10%		Decrease
			Utilization rate(6)	52%	97%		Increase
			Withdrawal rate	See table footnote (7) below
			Mortality rate(8)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale.

(3)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(4)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(5)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(6)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(7)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2018 and 2017, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(8)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate. During the second quarter of 2018, $81 million of investments in collateralized loan obligations (“CLOs”) reported as “Asset-backed securities” were transferred from Level 3 to Level 2 as market activity, liquidity and overall observability of valuation inputs of CLOs have increased.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$19,204	$0	$10,679	$(67)	$0	$0	$0	$0	$0	$29,816	$0
Foreign government	0	(15)	0	0	0	0	174	0	(159)	0	0
Corporate securities(4)	75,421	(6,642)	13,573	(215)	0	(39,459)	15	18,877	(4,982)	56,588	(1,944)
Structured securities(5)	111,028	(540)	31,067	(10,844)	0	(10,216)	0	13,513	(127,452)	6,556	0
Other assets:
Equity securities	17,525	(1,453)	0	(75)	0	0	0	0	0	15,997	(1,453)
Other invested assets	0	(5)	0	0	0	0	0	18	(9)	4	(5)
Short-term investments	1,339	(47)	11,106	(73)	0	(12,311)	(14)	0	0	0	(19)
Cash equivalents	0	(256)	4,987	(465)	0	(4,266)	0	0	0	0	0
Reinsurance recoverables	5,457,649	(782,025)	924,384	0	0	0	0	0	0	5,600,008	(573,853)
Receivables from parent and affiliates	0	47	9,719	0	0	(525)	0	6,551	(6,531)	9,261	0
Liabilities:
Future policy benefits	(5,452,583)	780,261	0	0	(916,518)	0	0	0	0	(5,588,840)	572,088
Policyholders' account balances	(46,651)	24,405	0	0	0	9,231	0	0	0	(13,015)	24,405

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,600)	$0	$(6,015)	$418	$(1,944)	$0
Other assets:
Equity securities	0	(1,453)	0	0	0	(1,453)
Other invested assets	(5)	0	0	0	(5)	0
Short-term investments	(47)	0	0	0	(19)	0
Cash equivalents	(256)	0	0	0	0	0
Reinsurance recoverables	(782,025)	0	0	0	(573,853)	0
Receivables from parent and affiliates	0	0	(20)	67	0	0
Liabilities:
Future policy benefits	780,261	0	0	0	572,088	0
Policyholders' account balances	24,405	0	0	0	24,405	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017(7)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$0	$0	$15,634	$0	$0	$0	$3,570	$0	$0	$19,204	$0
Foreign government	0	0	0	0	0	0	0	0	0	0	0
Corporate securities(4)	102,556	(450)	18,022	(52,287)	0	(24,770)	(3,582)	42,125	(6,193)	75,421	(2,736)
Structured securities(5)	19,856	1,133	110,224	(7,471)	0	(55,372)	0	78,159	(35,501)	111,028	0
Other assets:
Equity securities(6)	15,845	1,669	0	0	0	0	11	0	0	17,525	2,345
Other invested assets(6)	0	0	0	0	0	0	0	16	(16)	0	0
Short-term investments	0	0	8,425	(1)	0	(7,085)	0	0	0	1,339	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	5,474,263	(158,623)	902,110	0	0	0	(760,101)	0	0	5,457,649	(315,998)
Receivables from parent and affiliates	6,493	0	0	0	0	0	0	0	(6,493)	0	0
Liabilities:
Future policy benefits	(5,041,007)	463,432	0	0	(875,008)	0	0	0	0	(5,452,583)	313,532
Policyholders' account balances	(20,337)	(30,991)	0	0	0	4,677	0	0	0	(46,651)	(30,991)

	Year Ended December 31, 2017(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$2,001	$0	$(1,588)	$270	$(2,736)	$0
Other assets:
Equity securities(6)	1,707	0	(38)	0	0	2,345
Other invested assets(6)	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(158,623)	0	0	0	(315,998)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	463,432	0	0	0	313,532	0
Policyholders' account balances	(30,991)	0	0	0	(30,991)	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2016, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2016.

	Year Ended December 31, 2016(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,168)	$(32)	$(860)	$203	$(1,938)	$0
Other assets:
Equity securities(6)	0	192	(90)	0	0	(769)
Other invested assets(6)	0	0	0	(67)	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(281,009)	0	0	0	4,326,977	0
Receivables from parent and affiliates	(13)	0	16	0	0	0
Liabilities:
Future policy benefits	975,823	0	0	0	866,386	0
Policyholders' account balances	(8,463)	0	0	0	(8,463)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)
Other, except for Reinsurance recoverables, primarily represents reclassifications of certain assets and liabilities between reporting categories. Other for Reinsurance recoverables for the year ended December 31, 2017, represents the Company's recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC and the discontinuation of embedded derivative accounting, effective July 1, 2017.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

(7)	Prior period amounts have been updated to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2018(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,214,350	$1,214,350	$1,209,150
Policy loans	0	0	1,236,077	1,236,077	1,236,077
Cash and cash equivalents	56,894	143,000	0	199,894	199,894
Accrued investment income	0	88,278	0	88,278	88,278
Receivables from parent and affiliates	0	154,938	0	154,938	154,938
Other assets	0	28,950	0	28,950	28,950
Total assets	$56,894	$415,166	$2,450,427	$2,922,487	$2,917,287
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,206,747	$272,322	$1,479,069	$1,486,929
Cash collateral for loaned securities	0	11,063	0	11,063	11,063
Payables to parent and affiliates	0	229,345	0	229,345	229,345
Other liabilities	0	372,997	0	372,997	372,997
Total liabilities	$0	$1,820,152	$272,322	$2,092,474	$2,100,334

	December 31, 2017(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,111,625	$1,111,625	$1,083,419
Policy loans	0	0	1,161,101	1,161,101	1,161,101
Cash and cash equivalents	36,562	148,000	0	184,562	184,562
Accrued investment income	0	82,341	0	82,341	82,341
Receivables from parent and affiliates	0	167,545	0	167,545	167,545
Other assets	0	50,407	0	50,407	50,407
Total assets	$36,562	$448,293	$2,272,726	$2,757,581	$2,729,375
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,178,583	$276,435	$1,455,018	$1,458,599
Cash collateral for loaned securities	0	33,169	0	33,169	33,169
Payables to parent and affiliates	0	223,550	0	223,550	223,550
Other liabilities	0	362,592	0	362,592	362,592
Total liabilities	$0	$1,797,894	$276,435	$2,074,329	$2,077,910

(1)
The information presented as of December 31, 2017, excludes certain hedge funds, private equity funds and other funds that were accounted for using the cost method and for which the fair value was measured at NAV per share (or its equivalent) as a practical expedient. The fair value and the carrying value of these cost method investments were $49 million and $41 million, respectively. Due to the adoption of ASU 2016-01 effective January 1, 2018, these assets are carried at fair value at each reporting date with changes in fair value reported in “Other income.” Therefore, as of December 31, 2018, these assets are excluded from this table but are reported in the fair value recurring measurement table.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as reinsurance recoverables, unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2018	2017	2016
	(in thousands)
Balance, beginning of year	$1,376,211	$1,341,093	$5,129,931
Capitalization of commissions, sales and issue expenses	346,885	278,892	316,828
Amortization-Impact of assumption and experience unlocking and true-ups	(54,772)	(16,140)	130,652
Amortization-All other	(81,054)	(78,867)	(758,753)
Change in unrealized investment gains and losses	26,652	(5,363)	(28,723)
Other(1)	0	(143,404)	(3,448,842)
Balance, end of year	$1,613,922	$1,376,211	$1,341,093

(1)
Represents ceded DAC upon reinsurance agreements with Gibraltar Universal Life Reinsurance Company ("GUL Re") in 2017 and PALAC and Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Life insurance – domestic	$11,831,419	$11,112,825
Life insurance – Taiwan	1,408,598	1,400,050
Individual and group annuities and supplementary contracts	609,457	565,971
Other contract liabilities	5,626,920	5,482,704
Total future policy benefits	$19,476,394	$18,561,550
Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwanese individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwanese reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 3.1% to 4.4%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Interest-sensitive life contracts	$17,167,713	$15,460,543
Individual annuities	3,444,327	3,132,751
Guaranteed interest accounts	240,886	264,239
Other	1,206,766	1,178,601
Total policyholders’ account balances	$22,059,692	$20,036,134
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.5% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 5.3%. Interest crediting rates range from 0.5% to 8.0% for other.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018		December 31, 2017
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$87,412,536	N/A	$94,605,484	N/A
Net amount at risk	$656,027	N/A	$23,143	N/A
Average attained age of contractholders	66 years	N/A	65 years	N/A
Minimum return or contract value
Account value	$18,574,416	$97,055,710	$21,331,358	$105,887,964
Net amount at risk	$3,186,237	$4,510,250	$1,309,080	$1,729,783
Average attained age of contractholders	70 years	67 years	69 years	66 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2018	December 31, 2017

	In the Event of Death(1)(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$3,301,084	$3,496,913
General account value	$8,224,464	$7,209,522
Net amount at risk	$144,225,578	$135,077,843
Average attained age of contractholders	55 years	55 years

(1)	Balances are gross of reinsurance.

(2)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2018	December 31, 2017(1)
	(in thousands)
Equity funds	$56,191,438	$65,755,874
Bond funds	44,794,947	44,672,897
Money market funds	1,610,279	2,415,670
Total	$102,596,664	$112,844,441

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $3.4 billion at December 31, 2018 and $3.1 billion at December 31, 2017 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2018, 2017 and 2016 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 9 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance at December 31, 2015	$376,894	$3,245,821	$30,618	$5,205,435	$8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Change in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance at December 31, 2016	387,993	4,058,181	27,038	5,041,008	9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Change in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance at December 31, 2017	390,338	4,997,310	17,131	5,452,583	10,857,362
Incurred guarantee benefits(1)	71,467	717,444	1,889	136,256	927,056
Paid guarantee benefits	(35,800)	(76,944)	(2,032)	0	(114,776)
Change in unrealized investment gains and losses	(14,437)	(405,956)	(178)	0	(420,571)
Balance at December 31, 2018	$411,568	$5,231,854	$16,810	$5,588,839	$11,249,071

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2015	$684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance at December 31, 2016	0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.

There were no deferred sales inducements balances at December 31, 2018 and 2017 because they were fully ceded.
9. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), PAR U, Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, GUL Re, DART, its parent company Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016 and its affiliate UPARC through June 30, 2017. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Through June 30, 2017, the Company had an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See below for additional information on the change effective July 1, 2017 related to the recapture of the no-lapse guarantee risks that were previously reinsured to UPARC. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2018	2017(1)
	(in thousands)
Reinsurance recoverables	$34,682,127	$32,521,264
Policy loans	(130,502)	(124,843)
Deferred policy acquisition costs	(7,267,847)	(6,832,729)
Deferred sales inducements	(562,052)	(638,065)
Other assets(2)	185,573	205,430
Policyholders’ account balances	5,004,112	5,004,885
Future policy benefits	3,376,048	3,301,841
Other liabilities(3)	621,856	605,155

(1)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

(2)	"Other assets" includes $0.1 million of unaffiliated activity as of both December 31, 2018 and 2017.

(3)	"Other liabilities" includes $27 million and $73 million of unaffiliated activity as of December 31, 2018 and 2017, respectively.
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2018	December 31, 2017
	(in thousands)
PAR U	$11,444,032	$11,111,272
PALAC	8,828,190	8,388,988
PURC	4,127,455	3,577,962
PARCC	2,527,690	2,546,673
GUL Re	2,017,810	1,772,950
PAR Term	1,678,745	1,559,618
Prudential of Taiwan	1,414,669	1,406,686
Term Re	1,259,141	966,509
Prudential Insurance(1)	1,226,917	1,118,004
DART	119,946	0
Unaffiliated	37,532	72,602
Total reinsurance recoverables	$34,682,127	$32,521,264

(1)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2018	2017(8)	2016(8)
	(in thousands)
Premiums:
Direct	$1,807,809	$1,720,896	$1,621,531
Assumed(1)	230	194	359
Ceded(2)	(1,757,231)	(1,666,384)	(2,447,832)
Net premiums	50,808	54,706	(825,942)
Policy charges and fee income:
Direct	3,248,574	3,459,134	2,804,446
Assumed	497,751	473,573	533,648
Ceded(3)	(3,212,998)	(3,657,014)	(2,550,899)
Net policy charges and fee income	533,327	275,693	787,195
Net investment income:
Direct	330,058	356,291	378,969
Assumed	1,581	1,484	1,411
Ceded	(6,352)	(5,365)	(4,430)
Net investment income	325,287	352,410	375,950
Asset administration fees:
Direct	346,727	340,461	310,178
Assumed	0	0	0
Ceded	(332,359)	(322,868)	(225,735)
Net asset administration fees	14,368	17,593	84,443
Other income:
Direct	68,931	62,830	50,475
Assumed(4)	96	390	(161)
Ceded	(55)	(77)	21
Amortization of reinsurance income	3,992	4,606	(19,228)
Net other income	72,964	67,749	31,107
Realized investment gains (losses), net:
Direct	769,114	478,117	1,263,088
Assumed	0	0	0
Ceded(5)	(936,392)	(558,303)	(504,639)
Realized investment gains (losses), net	(167,278)	(80,186)	758,449
Policyholders’ benefits (including change in reserves):
Direct	2,647,574	2,436,537	2,440,897
Assumed(6)	599,589	584,909	596,196
Ceded(7)	(3,097,664)	(3,039,862)	(3,312,658)
Net policyholders’ benefits (including change in reserves)	149,499	(18,416)	(275,565)
Interest credited to policyholders’ account balances:
Direct	499,458	350,262	413,328
Assumed	141,307	135,123	131,953
Ceded	(468,772)	(316,994)	(244,061)
Net interest credited to policyholders’ account balances	171,993	168,391	301,220
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(1,587,360)	(1,302,020)	(840,010)

(1)	"Premiums assumed" includes $0.2 million, $0.2 million and $0.4 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)	"Premiums ceded" includes $(0.2) million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(3)	"Policy charges ceded" includes $(20) million, $(8) million and $(4) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(4)	"Other income assumed" includes $0.1 million, $0.4 million and $(0.2) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(5)	"Realized investment gains (losses), net ceded" includes $(34) million, $(20) million and $(30) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(6)
"Policyholders' benefits (including change in reserves) assumed" includes $0.0 million, $0.4 million and $0.0 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(7)
"Policyholders' benefits (including change in reserves) ceded" includes $(10) million, $4 million and $5 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(8)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2018	2017	2016
	(in thousands)
Direct gross life insurance face amount in force	$936,489,617	$882,333,743	$827,832,976
Assumed gross life insurance face amount in force	40,811,929	41,782,959	42,566,514
Reinsurance ceded	(901,709,295)	(854,053,110)	(805,796,078)
Net life insurance face amount in force	$75,592,251	$70,063,592	$64,603,412
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principles-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principles-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date. As part of the recapture, the Company received invested assets of $557 million as consideration from UPARC and unwound the associated reinsurance recoverable of $760 million. As a result, the Company recognized a loss of $203 million immediately.
Pruco Re
Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant third-party reinsurance arrangements is described below.
Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to "highest daily" living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier Retirement Variable Annuity, to Union Hamilton. During that time period, the Company ceded approximately $2.9 billion of new rider premiums to Union Hamilton under this agreement. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2018, $2.9 billion of HDI v.3.0 account values are reinsured to Union Hamilton.
10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$36,739	$(52,502)	$(99,443)
State and local	0	0	49
Total	36,739	(52,502)	(99,394)
Deferred tax expense (benefit):
U.S. Federal	(89,380)	(104,326)	30,902
Total	(89,380)	(104,326)	30,902
Total income tax expense (benefit)	(52,641)	(156,828)	(68,492)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(55,174)	43,372	3,322
Additional paid-in capital	0	824	587
Total income tax expense (benefit)	$(107,815)	$(112,632)	$(64,583)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% and applicable for 2018 and 35% applicable for the periods prior to 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Expected federal income tax expense	$12,136	$60,007	$117,849
Non-taxable investment income	(49,845)	(157,408)	(146,324)
Tax credits	(40,272)	(29,506)	(30,916)
Domestic production activities deduction, net	0	(10,447)	(9,488)
Changes in tax law	3,618	(20,165)	0
Settlements with taxing authorities	20,984	0	0
Other	738	691	387
Reported income tax expense (benefit)	$(52,641)	$(156,828)	$(68,492)
Effective tax rate	(91.1)%	(91.5)%	(20.3)%
The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2018, 2017 and 2016 was (91.1)%, (91.5)% and (20.3)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the Company’s effective tax rate during the periods presented:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $20 million tax benefit in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017 which is inclusive of the impacts to prior periods due to the revision as discussed in Note 16. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $1 million increase in income tax benefit for a total of $21 million recognized from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution ("IIR") - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an acceleration of taxable income for the Company’s 2017 tax return for which the tax expense was calculated at 35% and an increase in future tax deduction for the same amount to be realized at 21% netting to a $5 million increase to income tax expense.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $47 million of the total $50 million of 2018 non-taxable investment income, $155 million of the total $157 million of 2017 non-taxable investment income, and $142 million of the total $146 million of 2016 non-taxable investment income. The DRD for the current period was estimated using information from 2017, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Insurance reserves	$245,488	$171,504
Investments	8,283	0
Other	1,897	0
Deferred tax assets	255,668	171,504
Deferred tax liabilities:
Deferred policy acquisition costs	55,030	39,501
Net unrealized gains on securities	0	61,294
Investments	95,294	100,269
Other	0	7,944
Deferred tax liabilities	150,324	209,008
Net deferred tax asset (liability)	$105,344	$(37,504)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2018 and 2017. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $58 million, $170 million and $321 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2018	2017	2016
	(in thousands)
Balance at January 1,	$30,196	$9,488	$0
Increases in unrecognized tax benefits-prior years	0	12,373	4,744
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	8,335	4,744
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	(30,196)	0	0
Balance at December 31,	$0	$30,196	$9,488
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$30,196	$9,488
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2018, the Company remains subject to examination in the U.S. for tax years 2015 through 2017.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax return is filed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11. EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in OCI before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346
Change in OCI before reclassifications	(17,745)	(257,432)	(275,177)
Amounts reclassified from AOCI	0	(2,549)	(2,549)
Income tax benefit (expense)	581	54,593	55,174
Cumulative effect of adoption of ASU 2016-01	0	(1,539)	(1,539)
Cumulative effect of adoption of ASU 2018-02	(50)	30,499	30,449
Balance, December 31, 2018	$(17,448)	$(10,848)	$(28,296)

(1)	Includes cash flow hedges of $22 million, $(18) million, and $41 million as of December 31, 2018, 2017 and 2016, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$15,889	$(1,103)	$7,915
Net unrealized investment gains (losses) on available-for-sale securities(4)	(13,340)	28,101	56,625
Total net unrealized investment gains (losses)	2,549	26,998	64,540
Total reclassifications for the period	$2,549	$26,998	$64,540

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$5,196	$(1,305)	$1,069	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	393	0	(138)	255
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(437)	153	(284)
Balance, December 31, 2016	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850
Net investment gains (losses) on investments arising during the period	(2,150)	0	0	451	(1,699)
Reclassification adjustment for (gains) losses included in net income	(20)	0	0	4	(16)
Reclassification adjustment for OTTI losses excluded from net income(1)	(128)	0	0	27	(101)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(53)	0	11	(42)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	15	(3)	12
Balance, December 31, 2018	$(689)	$(152)	$37	$(192)	$(996)

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$111,837	$(96,620)	$80,015	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(132)	0	46	(86)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	14,276	(4,996)	9,280
Balance, December 31, 2016	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730
Net investment gains (losses) on investments arising during the period	(284,672)	0	0	59,778	(224,894)
Reclassification adjustment for (gains) losses included in net income	(2,529)	0	0	531	(1,998)
Reclassification adjustment for OTTI losses excluded from net income(1)	128	0	0	(27)	101
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(67,575)	0	14,190	(53,385)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	97,003	(20,369)	76,634
Cumulative effect of adoption of ASU 2016-01	(2,368)	0	0	829	(1,539)
Cumulative effect of adoption of ASU 2018-02	0	0	0	30,499	30,499
Balance, December 31, 2018	$(16,632)	$(65,743)	$68,005	$4,518	$(9,852)

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $192 million, $(503) million and $578 million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,461 million and $1,365 million at December 31, 2018 and 2017, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $146 million in 2019 without prior approval. The Company paid dividends to Prudential Insurance of $0 million, $250 million and $2,593 million in 2018, 2017 and 2016, respectively.
13.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. "General and administrative expenses" include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2018, 2017 and 2016. The expense charged to the Company for the deferred compensation program was $6 million, $9 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $23 million, $26 million and $23 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million for each of the years ended December 31, 2018, 2017 and 2016.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million for each of the years ended December 31, 2018, 2017 and 2016.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $739 million, $633 million and $709 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $69 million, $66 million and $58 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Corporate Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,631 million at December 31, 2018 and $3,688 million at December 31, 2017. Fees related to these COLI policies were $45 million, $44 million and $42 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $13 million, $14 million and $15 million for the years ended December 31, 2018, 2017 and 2016, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $88 million and $79 million as of December 31, 2018 and 2017, respectively. "Net investment income" related to these ventures includes a loss of $1 million for the year ended December 31, 2018, a gain of $8 million and $2 million for the years ended December 31, 2017 and 2016, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $333 million, $323 million and $295 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $10 million, $14 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2018	2017
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$6,502	$6,551
U.S. dollar fixed rate notes	2020	-	2027	0.00%	-	14.85%	128,140	126,020
Total long-term notes receivable - affiliated(1)							$134,642	$132,571

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2018 and 2017, and is included in “Other assets”. Revenues related to these assets were $5 million, $5 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2018 and 2017:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
PALAC	January 2017	Purchase	Fixed Maturities & Short-Term Investments	$29	$29	$0	$0
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293	$0
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584	$0
UPARC	September 2017	Transfer In	Other Invested Assets	$37,354	$37,354	$0	$0
GUL Re	September 2017	Transfer Out	Other Invested Assets	$72,354	$72,354	$0	$0
GUL Re	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$1,254,457	$1,195,697	$0	$58,760
Prudential Financial	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
Prudential Financial	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
UPARC	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$417,067	$385,459	$0	$31,608
UPARC	September 2017	Transfer In	Trading Account Assets	$6,225	$5,002	$0	$1,223
GUL Re	September 2017	Transfer Out	Trading Account Assets	$6,225	$5,002	$0	$1,223
UPARC	September 2017	Purchase	Other Invested Assets	$20,685	$20,685	$0	$0
UPARC	November 2017	Purchase	Fixed Maturities & Short-Term Investments	$41,250	$34,332	$0	$6,919
Prudential Insurance	December 2017	Sale	Commercial Mortgages	$106,199	$105,191	$655	$0
DART	January 2018	Purchase	Other Invested Assets	$21,457	$21,457	$0	$0
PALAC	April 2018	Purchase	Fixed Maturities	$64,313	$64,313	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$87,486	$87,486	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$37,921	$37,921	$0	$0
Prudential Realty Securities, Inc.	November 2018	Purchase	Commercial Mortgages	$3,259	$3,425	$0	$(167)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2018 and 2017, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.7 million, $0.8 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Contributed Capital and Dividends
In March of 2018, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance. In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance.
Through December of 2018, the Company did not pay any dividends. In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance. In April of 2016, the Company paid dividends in the amounts of $2,593 million to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.
14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2018 and 2017, the outstanding balances on these commitments were $14 million and $15 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2018 and 2017, $257 million and $196 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that sets out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2018, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $100 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.
Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers. In November 2018, the Company and Wells Fargo resolved the Company’s claims emanating from the MyTerm distribution agreement. This matter is now closed.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Escheatment Litigation
State of West Virginia ex. Rel. John D. Perdue v. Pruco Life
In October 2012, the State of West Virginia commenced a second action against Pruco Life making the same allegations stated in the action against Prudential Insurance. In April 2013, Pruco Life filed motions to dismiss the complaints in both of the West Virginia actions. In December 2013, the Court granted Pruco Life’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied Pruco Life's rehearing petition. In November 2015, Pruco Life filed its answer. In September 2018, the case was dismissed with prejudice. This matter is now closed.
Unclaimed Property
In 2011 the New York Attorney General subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, in 2011 the New York Office of Unclaimed Funds commenced an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of the discussions with the SEC regarding the foreign tax reclaim matter or the possible settlement of the securities lending matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2018
Total revenues	$188,712	$248,288	$183,330	$209,146
Total benefits and expenses	179,469	224,981	166,760	200,479
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	9,243	23,307	16,570	8,667
Net income (loss)	$11,304	$36,226	$18,725	$42,383
2017 (1)
Total revenues	$210,959	$287,079	$(21,860)	$211,787
Total benefits and expenses	185,770	(44,363)	193,996	181,112
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	25,189	331,442	(215,856)	30,675
Net income (loss)	$46,017	$341,052	$(177,196)	$117,920
(1) The variability in the quarterly results for 2017 was primarily due to the recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC. See Note 9 for additional information.
16. REVISION TO PRIOR YEAR INFORMATION
Revisions to 2018, 2017 and 2016 Consolidated Financial Statements
In 2018, the Company identified an error in the calculation of reserves for certain individual life products that impacted several line items within previously issued consolidated financial statements. Prior period amounts have been revised in the financial statements and related disclosures to correct this error as shown below. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.
Management assessed the materiality of the misstatement described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the consolidated financial statements as of and for the years ended December 31, 2017 and 2016, which are presented herein, have been revised. Similarly, impacted prior periods presented within the Quarterly Report on Form 10-Q for the period ended March 31, 2019 will be revised, as presented below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following are selected line items from the consolidated financial statements illustrating the effects of these revisions:

Consolidated Statements of Financial Position

	Year Ended December 31, 2017
	As Previously Reported	Revision	As Revised
	(in thousands)
ASSETS
Reinsurance recoverables	$32,555,500	$(34,236)	$32,521,264
TOTAL ASSETS	$172,459,576	$(34,236)	$172,425,340
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$18,593,130	$(31,580)	$18,561,550
Income taxes	32,440	3,883	36,323
Other liabilities	1,060,123	(21,151)	1,038,972
TOTAL LIABILITIES	169,638,940	(48,848)	169,590,092
EQUITY
Retained earnings	$1,511,698	$14,612	$1,526,310
TOTAL EQUITY	2,820,636	14,612	2,835,248
TOTAL LIABILITIES AND EQUITY	$172,459,576	$(34,236)	$172,425,340

Consolidated Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31, 2017			Year Ended December 31, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$254,542	$21,151	$275,693	$787,195	$0	$787,195
TOTAL REVENUES	666,814	21,151	687,965	1,211,202	0	1,211,202
BENEFITS AND EXPENSES
Policyholders' benefits	(38,380)	19,964	(18,416)	(260,200)	(15,365)	(275,565)
TOTAL BENEFITS AND EXPENSES	496,551	19,964	516,515	889,854	(15,365)	874,489
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	170,263	1,187	171,450	321,348	15,365	336,713
Income tax expense (benefit)	(154,654)	(2,174)	(156,828)	(73,869)	5,377	(68,492)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	324,917	3,361	328,278	395,217	9,988	405,205
NET INCOME (LOSS)	$324,432	$3,361	$327,793	$395,217	$9,988	$405,205
COMPREHENSIVE INCOME (LOSS)	$418,803	$3,361	$422,164	$401,387	$9,988	$411,375

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	(UNAUDITED)
	Three Months Ended March 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$125,896	$3,259	$129,155
TOTAL REVENUES	185,453	3,259	188,712
BENEFITS AND EXPENSES
Policyholders' benefits	48,955	2,781	51,736
Amortization of deferred policy acquisition costs	26,604	(459)	26,145
TOTAL BENEFITS AND EXPENSES	177,147	2,322	179,469
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	8,306	937	9,243
Income tax expense (benefit)	(2,448)	(251)	(2,699)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	10,754	1,188	11,942
NET INCOME (LOSS)	$10,116	$1,188	$11,304
COMPREHENSIVE INCOME (LOSS)	$(105,158)	$1,188	$(103,970)
Consolidated Statements of Equity

	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,635,147	$1,263	$3,636,410	$4,482,425	$1,263	$4,483,688
Comprehensive income (loss):
Net income (loss)	395,217	9,988	405,205	395,217	9,988	405,205
Total comprehensive income (loss)				401,387	9,988	411,375
Balance, December 31, 2016	$1,437,266	$11,251	$1,448,517	$2,496,803	$11,251	$2,508,054
Comprehensive income (loss):
Net income (loss)	324,432	3,361	327,793	324,432	3,361	327,793
Total comprehensive income (loss)				418,803	3,361	422,164
Balance, December 31, 2017	$1,511,698	$14,612	$1,526,310	$2,820,636	$14,612	$2,835,248

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2017	$1,511,698	$14,612	$1,526,310	$2,820,636	$14,612	$2,835,248
Comprehensive income (loss):
Net income (loss)	10,116	1,188	11,304	10,116	1,188	11,304
Total comprehensive income (loss)				(105,158)	1,188	(103,970)
Balance, March 31, 2018	$1,499,351	$15,798	$1,515,149	$2,727,375	$15,798	$2,743,173

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Consolidated Statements of Cash Flows

	December 31, 2017			December 31, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$324,432	$3,361	$327,793	$395,217	$9,988	$405,205
Future policy benefits	1,934,713	(14,273)	1,920,440	1,816,665	(15,366)	1,801,299
Reinsurance recoverables	(2,080,452)	34,237	(2,046,215)	(1,764,242)	0	(1,764,242)
Income taxes	(74,156)	(2,174)	(76,330)	(45,147)	5,378	(39,769)
Other, net	47,594	(21,151)	26,443	(110,850)	0	(110,850)
Cash flows from (used in) operating activities	103,832	0	103,832	(6,919)	0	(6,919)

	(UNAUDITED)
	March 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$10,116	$1,188	$11,304
Policy charges and fee income	(24,173)	476	(23,697)
Future policy benefits	511,380	(2,968)	508,412
Reinsurance recoverables	(430,215)	5,748	(424,467)
Deferred policy acquisition costs	(45,184)	(458)	(45,642)
Income taxes	(2,651)	(251)	(2,902)
Other, net	(93,619)	(3,735)	(97,354)
Cash flows from (used in) operating activities	(7,769)	0	(7,769)

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiary (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the index appearing under Item 15 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 13 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 7, 2019

We have served as the Company's auditor since 1996.

PART C:

OTHER INFORMATION

Item 26. Exhibits

Exhibit number Description of Exhibit

(a)	Board of Directors Resolution:
(i)	Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 2)
(ii)	Amendment to Separate Account Resolution. (Note 3)

(b)	Not Applicable.

(c)	Underwriting Contracts:
(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company. (Note 4)
(ii)	Broker Dealer Selling Agreement used from 11-2008 to current. (Note 19)
(iii)	Broker Dealer Selling Agreement Schedule B. (Note 21)

(d)	Contracts:
(i)	Survivorship Variable Universal Life Insurance Contract (ICC17 SVUNLG-2017). (Note 21)
(ii)	Rider to Provide Lapse Protection (ICC17 PLI 551-2017). (Note 21)
(iii)	Rider for Enhanced Cash Value (ICC14 PLI 496-2014). (Note 16)
(iv)	Rider for Excess Loan Protection (ICC17 PLI 552-2017). (Note 21)
(v)	Options to Exchange for Separate Contracts at Attained Age (ICC15 PLI 493-2015). (Note 21)
(vi)	Endorsement for Type C Death Benefit Option (ICC15 PLI 539-2015). (Note 17)
(vii)	Endorsement for Type C Death Benefit Option with Enhanced Cash Value Rider (ICC15 PLI 539E-2015). (Note 17)
(viii)	Rider for Estate Protection (ICC15 VL 194 C-2015). (Note 21)

(e)	Application:
(i)	Application for Variable Universal Life Insurance Contract. (Note 21)
(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 6)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
(i)	Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 7)
(ii)	By‑laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 5)

(g)	Reinsurance Agreements:
(i)	Agreement between Pruco Life Insurance Company ("Pruco Life") and Prudential. (Note 8)
(ii)	Amendments (1-13) to the Agreement between Pruco Life and Prudential. (Note 9)

(h)	Participation Agreements:
(i)	American Skandia Trust Participation Agreement, as amended June 8, 2005. (Note 12)
(ii)	Amendment #1 to the Participation Agreement between Pruco Life Insurance Company ("Pruco Life") and Advanced Series Trust (formerly American Skandia Trust), as amended June 8, 2005. (Note 9)
(iii)	Participation Agreement between Pruco Life and American Funds. (Note 13)
(iv)	Participation Agreement between Pruco Life and Dreyfus. (Note 14)
(v)	Amendment #3 to the Participation Agreement between Pruco Life and Dreyfus (Note 20)
(vi)	Amendment #4 to the Participation Agreement between Pruco Life and Dreyfus (Note 20)
(vii)	Amendment #5 to the Participation Agreement between Pruco Life and Dreyfus (Note 20)

(viii)	Amendment #6 to the Participation Agreement between Pruco Life and Dreyfus (Note 15)
(ix)	Participation Agreement between Pruco Life and Fidelity. (Note 13)
(x)	Amendment #1 to the Participation Agreement between Pruco Life and Fidelity. (Note 13)
(xi)	Amendment #2 to the Participation Agreement between Pruco Life and Fidelity. (Note 20)
(xii)	Participation Agreement between Pruco Life and Franklin. (Note 13)
(xiii)	Amendment #1 to the Participation Agreement between Pruco Life and Franklin. (Note 20)
(xiv)	Amendment #2 to the Participation Agreement between Pruco Life and Franklin. (Note 20)
(xv)	Amendment #5 to the Participation Agreement between Pruco Life and Franklin. (Note 20)
(xvi)	Amendment #6 to the Participation Agreement between Pruco Life and Franklin. (Note 20)
(xvii)	Amendment #7 to the Participation Agreement between Pruco Life and Franklin. (Note 22)
(xviii)	Participation Agreement between Pruco Life and MFS. (Note 14)
(xix)	Amendment #7 to the Participation Agreement between Pruco Life and MFS. (Note 13)
(xx)	Participation Agreement between Pruco Life and Neuberger Berman. (Note 14)
(xxi)	Amendment #1 to the Participation Agreement between Pruco Life and Neuberger Berman. (Note 15)
(xxii)	Amendment #2 to the Participation Agreement between Pruco Life and Neuberger Berman. (Note 20)
(xxiii)	Participation Agreement between Pruco Life and Northern Lights (Note 18)
(xxiv)	Amendment (2) to the Participation Agreement between Pruco Life and Northern Lights (Note 10)
(xxv)	Participation Agreement between Pruco Life and The Prudential Series Fund (Note 20)
(xxvi)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Advanced Series Trust (Note 21)
(xxvii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and American Fund (Note 20)
(xxviii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Dreyfus (Note 21)
(xxix)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Franklin (Note 21)
(xxx)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and MFS (Note 21)
(xxxi)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and Neuberger Berman (Note 20)
(xxxii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life and The Prudential Series Fund (Note 21)

(i)	Administrative Contracts:
(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 5)
(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 10)
(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 11)

(j)	Not Applicable.

(k)	Opinion and Consent of Andrew Taktajian, Esq., as to the legality of the securities being registered. (Note 1)

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Other Opinions:
(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii)	Powers of Attorney: John Chieffo, Caroline A. Feeney, Salene Hitchcock-Gear, Christine Knight, Nandini Mongia, Kent D. Sluyter, Candace Woods. (Note 1)

(o)	None.

(p)	Not Applicable.

(q)	Redeemability Exemption:

(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 1)

---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Post-Effective Amendment No. 10 to Form S-6, Registration No. 33-29181, filed April 28, 1997, on behalf of the Pruco Life Variable Universal Account.
(Note 3)	Incorporated by reference to Form S-6, Registration No. 333-94117, filed January 5, 2000, on behalf of the Pruco Life Variable Universal Account.
(Note 4)	Incorporated by reference to Post-Effective Amendment No. 10 for Form N-6, Registration No. 333-112808, filed April 14, 2010, on behalf of the Pruco Life Variable Universal Account.
(Note 5)	Incorporated by reference to Post-Effective Amendment No. 11 for Form N-6, Registration No. 333-112808, filed April 12, 2011, on behalf of the Pruco Life Variable Universal Account.
(Note 6)	Incorporated by reference to Form S-6, Registration No. 333-85115, filed on August 13, 1999, on behalf of the Pruco Life Variable Universal Account.
(Note 7)	Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 6 for Form N-6, Registration No. 333-112808, filed April 19, 2006, on behalf of the Pruco Life Variable Universal Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 14 for Form N-6, Registration No. 333-112808, filed April 12, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 20 for Form N-6, Registration No. 333-112808, filed April 7, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 28 for Form N-6, Registration No. 333-112808, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 3 for Form N-6, Registration No. 333-112808, filed August 12, 2005, on behalf of the Pruco Life Variable Universal Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 16 for Form N-6, Registration No. 333-112808, filed June 28, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 14)	Incorporated by reference to Post-Effective Amendment No. 8 for Form N-6, Registration No. 333-112808, filed April 18, 2008, on behalf of the Pruco Life Variable Universal Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 21 for Form N-6, Registration No. 333-112808, filed June 27, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 16)	Incorporated by reference to Post-Effective Amendment No. 9 for Form N-6, Registration No. 333-158634, filed April 22, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 17)	Incorporated by reference to Post-Effective Amendment No. 28 for Form N-6, Registration No. 333-112808, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.
(Note 18)	Incorporated by reference to Post-Effective Amendment No. 12 for Form N-6, Registration No. 333-112808, filed April 23, 2012, on behalf of the Pruco Life Variable Universal Account.
(Note 19)	Incorporated by reference to Post-Effective Amendment No. 10 for Form N-6, Registration No. 333-112808, filed April 14, 2010, on behalf of the Pruco Life Variable Universal Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 40 to Form N-6, Registration No. 333-112808, filed April 6, 2018, on behalf of the Pruco Life Variable Universal Account.
(Note 21)	Incorporated by reference to Pre-Effective Amendment No.1 to this Registration Statement, filed June 16, 2017, on behalf of the Pruco Life Variable Universal Account.
(Note 22)	Incorporated by reference to Post-Effective Amendment No. 39 to Form N-6, Registration No. 333-112808, filed April 6, 2017, on behalf of the Pruco Life Variable Universal Account.

Item 27. Directors and Officers of Pruco Life Insurance Company

The directors and officers of Pruco Life Insurance Company ("Pruco Life"), listed with their principal occupations, are shown below. The principal business address of the directors and officers listed below is 213 Washington Street, Newark, New Jersey 07102.

DIRECTORS OF PRUCO LIFE

JOHN CHIEFFO – Director, Vice President, Chief Financial Officer, and Chief Accounting Officer

CAROLINE A. FEENEY – Director

SALENE HITCHCOCK-GEAR – Director

CHRISTINE KNIGHT – Director and Vice President

NANDINI MONGIA – Director and Treasurer

KENT D. SLUYTER – Director, President, and Chief Executive Officer

CANDACE J. WOODS – Director

OFFICERS WHO ARE NOT DIRECTORS

WILLIAM J. EVERS - Vice President and Corporate Counsel

LYNN K. STONE - Vice President, Chief Legal Officer, and Secretary

JORDAN K. THOMSEN - Vice President and Corporate Counsel

ARTHUR W. WALLACE - Senior Vice President, Chief Actuary, Appointed Actuary, and Actuary

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Pruco Life Insurance Company, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.

Item 29. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco Life"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life’s By-law, Article VIII, which relates to indemnification of officers and directors, was filed on April 12, 2011, as exhibit Item 26.(f)(ii) to Form N-6 of this Registration Statement on behalf of the Pruco Life Variable Universal Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Pruco Securities, LLC ("Pruco Securities"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., acts as the Registrant's principal underwriter of the Contract. Pruco Securities, organized on September 22, 2003, under New Jersey law, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.

Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:

Pruco Life Variable Universal Account
Pruco Life Variable Appreciable Account
Pruco Life of New Jersey Variable Appreciable Account
The Prudential Variable Appreciable Account

The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Pruco Securities and applicable law to do so.

(b)
Managers And Officers Of Pruco Securities, LLC

Name and Principal Business Address -------------------------------------------------------	Position and Office with Pruco Securities -----------------------------------------------------------
Salene Hitchcock-Gear (Note 1)	Chairman of the Board, Manager
Michael S. Absher (Note 8)	Manager
Brian A. Barnard (Note 2)	Treasurer
Robert Begun (Note 4)	Vice President
Kevin M. Brayton (Note 5)	Vice President, Manager
John M. Cafiero (Note 2)	Assistant Secretary
David S. Campen (Note 3)	Assistant Controller
Dexter M. Feliciano (Note 1)	Assistant Secretary
Anthony M. Fontano (Note 1)	Vice President, Manager
Peter C. Gayle (Note 1)	Vice President, Manager
Patrick L. Hynes (Note 1)	President, Manager, Chief Operating Officer
Bradford O. Hearn (Note 1)	Manager
Kathleen C. Hoffman (Note 2)	Assistant Treasurer
Hasan Ibrahim (Note 1)	Vice President, Chief Legal Officer, Assistant Secretary
John F. Keenan (Note 6)	Vice President
Milton T. Landes (Note 1)	Vice President
Conway Lee (Note 1)	Secretary
Joseph B. McCarthy (Note 2)	Assistant Treasurer
Charles M. O'Donnell (Note 1)	Vice President
Maggie Palen (Note 2)	Assistant Secretary
Mary Jo Reich (Note 1)	Assistant Secretary
Charles H. Smith (Note 2)	Anti-Money Laundering Officer

Robert P. Smit (Note 3)	Vice President, Controller, Chief Financial Officer, Principal Financial Officer, Principal Operations Officer
Michele E. Talafha (Note 7)	Assistant Vice President
Jordan K. Thomsen (Note 1)	Assistant Secretary
William Wilcox (Note 1)	Vice President, Chief Compliance Officer

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) Three Gateway Center, Newark, NJ 07102
(Note 4) 200 Wood Avenue South, Iselin, NJ 08830
(Note 5) 280 Trumbull Street, 1 Commercial Plaza, Hartford, CT 06103
(Note 6) 655 Broad Street, Newark, NJ 07102
(Note 7) Two Gateway Center, Newark, NJ 07102
(Note 8) 10055 Red Run Boulevard, Ownings Mills, MD 21117

(c) Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $2,211,393 in 2018, $2,855,401 in 2017, and $2,574,216 in 2016. Pruco Securities offers the Contract on a continuous basis.

The sum of the chart below is $187,214,104, which represents Pruco Securities’ total 2018 Variable Life Distribution Revenue. The amount includes both agency distribution and broker-dealer distribution.

Compensation received by Pruco Securities during the last fiscal year with respect to variable life insurance products.
Principal Underwriter	Gross Distribution Revenue*	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions**	Other Compensation
Pruco Securities	$74,219,455	$-0-	$112,994,649	$-0-
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.

Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

Item 31. Location of Accounts and Records

The Depositor, Pruco Life Insurance Company, is located at 213 Washington Street, Newark, New Jersey 07102.

The Principal Underwriter, Pruco Securities, LLC, is located at 751 Broad Street, Newark, New Jersey 07102.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 32. Management Services

Not Applicable.

Item 33. Representation of Reasonableness of Fees

Pruco Life Insurance Company (“Pruco Life”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 5th day of April, 2019.

(Seal)

Pruco Life Variable Universal Account
(Registrant)

By: Pruco Life Insurance Company
(Depositor)

By: /s/ Andrew Taktajian Andrew Taktajian Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 5th day of April, 2019.

Signature and Title

/s/ *
John Chieffo
Director, Vice President, Chief Accounting Officer, and Chief Financial Officer

/s/ *
Caroline A. Feeney
Director

/s/ *
Salene Hitchcock-Gear
Director
	*By:	/s/ Andrew Taktajian
/s/ *		Andrew Taktajian
Christine Knight		(Attorney-in-Fact)
Director and Vice President

/s/ *
Nandini Mongia
Director and Treasurer

/s/ *
Kent D. Sluyter
Director, President, and Chief Executive Officer

/s/ *
Candace Woods
Director

EXHIBIT INDEX

Item 26.

(k) Legal Opinion and Consent:		Opinion and Consent of Andrew Taktajian, Esq., as to the legality of the securities being registered.

(n) Other Opinions:	(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
	(ii)	Powers of Attorney: John Chieffo, Caroline A. Feeney, Salene Hitchcock-Gear, Christine Knight, Nandini Mongia, Kent D. Sluyter, Candace Woods.

(q) Redeemability Exemption:	(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii).